File Nos.         333-143195
                                                                       811-05716
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.    6                             (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 118                                            (X)

                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                VINCENT VITIELLO
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

T IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

__X_ immediately upon filing pursuant to paragraph (b) of Rule 485

____ on (date) pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

__X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
September 22, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PARTS A AND B WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO 3 TO FORM N-4 ON APRIL 24, 2008 AND ARE INCORPORATED BY REFERENCE.

                               PART A - PROSPECTUS
                                       1

           THE ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
          ALLIANZ LIFE{reg-trade-mark} OF NY VARIABLE ACCOUNT C AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions and availability) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. You can select only one of the following optional benefits: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. You can also select only one of the following optional benefits: the Target Date Retirement Benefit, the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit. The optional Quarterly Value Death Benefit is available with all other optional benefits. These optional benefits are subject to certain date and/or age restrictions for selecting and exercising the benefits. For more details and additional information, please see section 11, Selection of Optional Benefits; section 11.a, The Target Date Retirement Benefit; section 11.b, The Lifetime Plus Benefits; and section 11.c, Other Optional Benefits. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE AMOUNT OF CREDIT RECEIVED UNDER THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: August 7, 2008

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT. CONTRACTS WITH THE TARGET DATE RETIREMENT BENEFIT, THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS 8 BENEFIT ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS AMONG CERTAIN INVESTMENT OPTIONS. FOR MORE INFORMATION ON THE RESTRICTIONS, SEE THE "INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING" DISCUSSIONS IN SECTION 11.A, THE TARGET DATE RETIREMENT BENEFIT; SECTION 11.B, THE LIFETIME PLUS BENEFITS; SEE ALSO APPENDIX D.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

AIM
AZL{reg-trade-mark} AIM International Equity Fund

BLACKROCK
AZL{reg-trade-mark} Money Market Fund
BlackRock Global Allocation V.I. Fund

CLEARBRIDGE
AZL{reg-trade-mark} LMP Large Cap Growth Fund

COLUMBIA
AZL{reg-trade-mark} Columbia Technology Fund

DAVIS
AZL{reg-trade-mark} Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL{reg-trade-mark} Dreyfus Founders Equity Growth Fund
AZL{reg-trade-mark} Dreyfus Premier Small Cap Value Fund
AZL{reg-trade-mark} S&P 500 Index Fund
AZL{reg-trade-mark} Small Cap Stock Index Fund

FIRST TRUST
AZL{reg-trade-mark} First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL{reg-trade-mark} Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL{reg-trade-mark} Fusion Balanced Fund
AZL{reg-trade-mark} Fusion Growth Fund
AZL{reg-trade-mark} Fusion Moderate Fund

JENNISON
AZL{reg-trade-mark} Jennison 20/20 Focus Fund
AZL{reg-trade-mark} Jennison Growth Fund

LEGG MASON
AZL{reg-trade-mark} Legg Mason Growth Fund
AZL{reg-trade-mark} Legg Mason Value Fund

NEUBERGER BERMAN
AZL{reg-trade-mark} Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL{reg-trade-mark} NACM International Fund

OPPENHEIMER CAPITAL
AZL{reg-trade-mark} OCC Opportunity Fund
AZL{reg-trade-mark} OCC Value Fund
OpCap Mid Cap Portfolio(1)

OPPENHEIMER FUNDS
AZL{reg-trade-mark} Oppenheimer Global Fund
AZL{reg-trade-mark} Oppenheimer International Growth Fund
AZL{reg-trade-mark} Oppenheimer Main Street Fund

PIMCO
AZL{reg-trade-mark} PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturnTM Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

SCHRODER
AZL{reg-trade-mark} Schroder Emerging Markets Equity Fund
AZL{reg-trade-mark} Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUSSM Balanced Fund
AZL TargetPLUSSM Equity Fund
AZL TargetPLUSSM Growth Fund
AZL TargetPLUSSM Moderate Fund

TURNER
AZL{reg-trade-mark} Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL{reg-trade-mark} Van Kampen Comstock Fund
AZL{reg-trade-mark} Van Kampen Equity and Income Fund
AZL{reg-trade-mark} Van Kampen Global Franchise Fund
AZL{reg-trade-mark} Van Kampen Global Real Estate Fund
AZL{reg-trade-mark} Van Kampen Growth and Income Fund
AZL{reg-trade-mark} Van Kampen Mid Cap Growth Fund


(1)A fund of the Premier VIT series.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

TABLE OF CONTENTS
FEE TABLES..................................................5
  Contract Owner Transaction Expenses.......................5
  Contract Owner Periodic Expenses..........................6
  Annual Operating Expenses of the Investment Options.......7
  Examples..................................................8
1.THE VARIABLE ANNUITY CONTRACT.............................9
  Ownership.................................................9
2.PURCHASE.................................................11
  Purchase Payments........................................11
  Automatic Investment Plan (AIP)..........................11
  Allocation of Purchase Payments..........................11
  Tax-Free Section 1035 Exchanges..........................12
  Faxed Applications.......................................13
  Free Look/Right to Examine...............................13
  Accumulation Units/Computing the Contract Value..........13
3.THE ANNUITY PHASE........................................14
  Income Date..............................................15
  Partial Annuitization....................................15
  Annuity Options..........................................16
  Annuity Payments.........................................17
4.INVESTMENT OPTIONS.......................................18
  Substitution and Limitation on Further Investments.......25
  Transfers................................................25
  Excessive Trading and Market Timing......................27
  Dollar Cost Averaging (DCA) Program......................29
  Flexible Rebalancing.....................................30
  Financial Advisers - Asset Allocation Programs...........30
  Voting Privileges........................................30
5.OUR GENERAL ACCOUNT......................................31
6.EXPENSES.................................................31
  Mortality and Expense Risk (M&E) Charges.................31
  Contract Maintenance Charge..............................32
  Withdrawal Charge........................................33
  Transfer Fee.............................................35
  Premium Taxes............................................35
  Income Taxes.............................................35
  Investment Option Expenses...............................35
7.TAXES....................................................36
  Annuity Contracts in General.............................36
  Qualified Contracts......................................36
  Multiple Contracts.......................................37
  Partial 1035 Exchanges...................................37
  Distributions - Non-Qualified Contracts..................37
  Distributions - Qualified Contracts......................38
  Assignments, Pledges and Gratuitous Transfers............39
  Death Benefits...........................................39
  Withholding..............................................40
  Federal Estate Taxes.....................................40
  Generation-Skipping Transfer Tax.........................40
  Foreign Tax Credits......................................40
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations.....................................40
  Possible Tax Law Changes.................................40
  Diversification..........................................40
  Required Distributions...................................41
8.ACCESS TO YOUR MONEY.....................................41
  Free Withdrawal Privilege................................42
  Waiver of Withdrawal Charge Benefit......................42
  Systematic Withdrawal Program............................43
  The Minimum Distribution Program and Required Minimum
    Distribution (RMD) Payments............................43
  Suspension of Payments or Transfers......................43
9.ILLUSTRATIONS............................................43
10.DEATH BENEFIT...........................................44
  Traditional Death Benefit................................44
  Death of the Owner and/or Annuitant Under
  All Other Contracts......................................46
  Death Benefit Payment Options............................49


11.SELECTION OF OPTIONAL BENEFITS..........................50
  Optional Benefit Overview................................50
  Replacing the Optional Benefits51
  Choosing Between the Target Date Retirement Benefit and
     the Two Lifetime Plus Benefits .......................51


11.A THE TARGET DATE RETIREMENT BENEFIT....................53
  Adding the Target Date Retirement Benefit to
  Your Contract............................................53
  Removing the Target Date Retirement Benefit from
  Your Contract............................................54
  The Target Value Date....................................54
  Calculating the Target Value.............................55
  Investment Option Allocation and Transfer Restrictions
     and Quarterly Rebalancing.............................55
  Termination of the Target Date Retirement Benefit........56
11.B THE LIFETIME PLUS BENEFITS............................57
  Adding the Lifetime Plus Benefit or
  Lifetime Plus 8 Benefit to Your Contract.................58
  Removing the Lifetime Plus Benefit or
  Lifetime Plus 8 Benefit from Your Contract...............59
  Who is Considered a Covered Person(s)?...................60
  If You Begin Receiving Lifetime Plus Payments............61
  Lifetime Plus Payments...................................62
  Automatic Annual Payment Increases to the
  Lifetime Plus Payments...................................66
  The Benefit Base.........................................69
  The Quarterly Anniversary Value..........................70
  The 5% Annual Increase Under the
  Lifetime Plus Benefit....................................70
  Resetting the 5% Annual Increase Under the
  Lifetime Plus Benefit....................................70

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

  The 8% Annual Increase Under the
  Lifetime Plus 8 Benefit.................................71
  Automatic Resets of the 8% Annual Increase Under the
  Lifetime Plus 8 Benefit.................................72
  Investment Option Allocation and Transfer Restrictions
     and Quarterly Rebalancing............................72
  Taxation of Lifetime Plus Payments......................74
  Termination of the Lifetime Plus Benefit and
  Lifetime Plus 8 Benefit.................................74
11.C OTHER OPTIONAL BENEFITS..............................75
  Quarterly Value Death Benefit...........................75
  Bonus Option............................................76
  Short Withdrawal Charge Option..........................76
  No Withdrawal Charge Option.............................77
12.OTHER INFORMATION......................................77
  Allianz Life of New York................................77
  The Separate Account....................................77
  Distribution............................................78
  Additional Credits for Certain Groups...................79
  Administration/Allianz Service Center...................79
  Legal Proceedings.......................................80
  Financial Statements....................................80
13.GLOSSARY...............................................80
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
   INFORMATION (SAI)......................................83
15.PRIVACY AND SECURITY STATEMENT.........................84
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION....................................85
APPENDIX B - CONDENSED FINANCIAL INFORMATION..............89
APPENDIX C - TARGET VALUE CALCULATION AND EXAMPLES........92
  Calculating the Target Value Under the
  Target Date Retirement Benefit..........................92
  Examples of the Target Value Calculations...............92
  Example of the Effect of a Partial Withdrawal on
     the Target Value.....................................93
APPENDIX D - INVESTMENT OPTION ALLOCATION AND
  TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING.........94
  Determining the Maximum Allowable and
  Minimum Required Group Allocation.......................96
  Determining the Required Group Allocation...............97
  Examples of Quarterly Rebalancing.......................99
APPENDIX E - QUARTERLY ANNIVERSARY VALUE
CALCULATION AND EXAMPLES.................................102
  Calculating the Quarterly Anniversary Value Under the
      Lifetime Plus Benefits.............................102
  Calculating the Quarterly Anniversary Value Under the
     Quarterly Value Death Benefit.......................102
  Examples of the Quarterly Anniversary Value
  Calculations...........................................103
  Example of the Effect of a Partial Withdrawal on the
     Quarterly Anniversary Value.........................104
APPENDIX F - CALCULATIONS AND EXAMPLES OF THE
5% ANNUAL INCREASE UNDER THE
LIFETIME PLUS BENEFIT....................................104
  Calculating the 5% Annual Increase.....................104
  Example of the 5% Annual Increase Calculation106
APPENDIX G - CALCULATIONS AND EXAMPLE OF THE
8% ANNUAL INCREASE UNDER THE
LIFETIME PLUS 8 BENEFIT..................................107
  Calculating the 8% Annual Increase.....................107
  Example of the 8% Annual Increase......................108
APPENDIX H - WITHDRAWAL CHARGE EXAMPLES..................110
FOR SERVICE OR MORE INFORMATION..........................112

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1),(2)
(as a percentage of each Purchase Payment withdrawn)

                                                               WITHDRAWAL CHARGE AMOUNT

NUMBER OF COMPLETE YEARS  PURCHASE                            CONTRACT        CONTRACT WITH THE           CONTRACT WITH THE
 SINCE WE RECEIVED YOUR PAYMENT           BASE CONTRACT        WITH THE     SHORT WITHDRAWAL CHARGE       NO WITHDRAWAL CHARGE
                                                                BONUS            OPTION(3)               OPTION(3),(4)
                                                              OPTION(3)
                0                             8.5%              8.5%               8.5%                           0%
                1                             8.5%              8.5%               7.5%                           0%
                2                             7.5%              8.5%               5.5%                           0%
                3                             6.5%                8%                 3%                           0%
                4                               5%                7%                 0%                           0%
                5                               4%                6%                 0%                           0%
                6                               3%                5%                 0%                           0%
                7                               0%                4%                 0%                           0%
                8                               0%                3%                 0%                           0%
         9 years or more                        0%                0%                 0%                           0%

TRANSFER FEE(5)...................$25

PREMIUM TAXES(6)...........0% to 3.5%
(as a percentage of each Purchase Payment)

(1)The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or after you begin to receive Lifetime Plus Payments under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit (if applicable). Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Lifetime Plus Benefits.
  NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. For more details and additional information, please see the discussion that appears in section 11.c, Other Optional Benefits - No Withdrawal Charge Option.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges).
(3)Some or all of the optional benefits may not be available to you; check with your registered representative. If the optional benefits are available, you can select ONLY ONE of the following at issue for an additional M&E charge:
  Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. For more information, see Separate Account Annual Expenses in this section and section 11, Selection of Optional Benefits; and section 11.c, Other Optional Benefits.
(4)If you select the No Withdrawal Charge Option, you must also select the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit. In some instances the Target Date Retirement Benefit may not be available with the No Withdrawal Charge Option, please contact your registered representative for more information.
(5)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs; or the allocation and transfer restrictions for the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(6)Although New York does not currently impose a premium tax, we reserve the right to reimburse ourselves for any premium tax we have to pay if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or full distribution of the death benefit. For more information, please see section 6, Expenses - Premium Taxes.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(7)....$30
(per Contract per year)

(7)We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If the total Contract Value for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.

SEPARATE ACCOUNT ANNUAL EXPENSES(8)
(the annualized rate is realized on a daily basis as a percentage of the net asset value of the Investment Option)


                                                                                                      CURRENT    MAXIMUM POTENTIAL
                                                                                                     M&E CHARGE     M&E CHARGE
BASE CONTRACT                                                                                        1.40%           1.40%
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS
  QUARTERLY VALUE DEATH BENEFIT(9)                                                                   0.30%           0.30%
  BONUS OPTION                                                                                       0.50%           0.50%
  SHORT WITHDRAWAL CHARGE OPTION                                                                     0.25%           0.25%
  NO WITHDRAWAL CHARGE OPTION                                                                        0.35%           0.35%
  (requires selection of either the Target Date Retirement Benefit(10), Lifetime Plus Benefit, or
  Lifetime Plus 8 Benefit)
  TARGET DATE RETIREMENT BENEFIT(11)                                                                 0.40%           0.40%
  LIFETIME PLUS BENEFIT(11)
     SINGLE LIFETIME PLUS PAYMENTS                                                                   0.70%(12)     1.50%(13)
     JOINT LIFETIME PLUS PAYMENTS                                                                    0.85%(14)     1.65%(15)
  LIFETIME PLUS 8 BENEFIT(11)
     SINGLE LIFETIME PLUS PAYMENTS(16)                                                               0.80%(12)     1.60%(13)
     JOINT LIFETIME PLUS PAYMENTS(17)                                                                0.95%(14)     1.75%(15)

NOTE FOR CONTRACTS WITH A LIFETIME PLUS BENEFIT THAT ALSO INCLUDE THE CUMULATIVE WITHDRAWAL BENEFIT:
There is no additional charge or fee for the Cumulative Withdrawal Benefit.



                                                                                              MAXIMUM POTENTIAL M&E CHARGE FOR A
                                                                                           CONTRACT WITH MULTIPLE OPTIONAL BENEFITS
CONTRACT WITH THE QUARTERLY VALUE DEATH BENEFIT, BONUS OPTION AND THE LIFETIME PLUS 8                        3.95%
BENEFIT (JOINT LIFETIME PLUS PAYMENTS)



DURING THE ANNUITY PHASE:
SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (the annualized rate is realized on a daily basis as a percentage of the net asset value of the Investment Option)

M&E CHARGE(18)

  CONTRACT WITHOUT THE BONUS OPTION.............1.40%
  CONTRACT WITH THE BONUS OPTION................1.90%

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

(8)Some or all of the optional benefits may not be available to you; check with your registered representative. The Quarterly Value Death Benefit is available with all other optional benefits. You can select only one of the three following optional benefits at issue: Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. For more information, see section 11, Selection of Optional Benefits.
(9)The additional expenses associated with the Quarterly Value Death Benefit will continue until the earlier of the termination of the Quarterly Value Death Benefit, or your Contract Value is reduced to zero. For more information, see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit.
(10)In some instances the Target Date Retirement Benefit may not be available with the No Withdrawal Charge Option, please contact your registered representative for more information.
(11)You can select only one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, or Lifetime Plus 8 Benefit. For more information, see section 11, Selection of Optional Benefits. If you select one of these benefits, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero. For more information, see the discussion of the termination of the benefit that appears in section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits.
(12)These charges currently apply if you add the benefit at or after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the 8% Annual Increase (under the Lifetime Plus 8 Benefit), if you remove a Covered Person, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11.b, The Lifetime Plus Benefits.)
(13)This is the maximum charge we could impose if you add the benefit to your Contract after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the 8% Annual Increase (under the Lifetime Plus 8 Benefit), if you remove a Covered Person, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11.b, The Lifetime Plus Benefits.)
(14)These charges currently apply if you add the benefit at or after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the 8% Annual Increase (under the Lifetime Plus 8 Benefit), or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11.b, The Lifetime Plus Benefits.)
(15)This is the maximum charge we could impose if you add the benefit to your Contract after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the 8% Annual Increase (under the Lifetime Plus 8 Benefit), or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11.b, The Lifetime Plus Benefits.)


(16)On the Benefit Date that Lifetime Plus Payments begin, the current M&E charge reduces to 0.70%, and the maximum potential M&E charge reduces to 1.50%.
(17)On the Benefit Date that Lifetime Plus Payments begin, the current M&E charge reduces to 0.85%, and the maximum potential M&E charge reduces to 1.65%.
(18)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization. For example, if you have a Contract with the Bonus Option and request a variable annuitization of a portion of your Contract Value, you will be assessed an annual fee of 1.90% on the portion that has been annuitized, but you may pay an annual fee of up to 3.95% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2007, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.65%   1.96%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a charge of 0.024% of the average daily assets invested in a subaccount based on an assumed average Contract size of $90,000. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  (a)Maximum potential charges* for a Contract with the Quarterly Value Death Benefit, Bonus Option, and the Lifetime Plus 8 Benefit with joint Lifetime Plus Payments (which carries the highest M&E charge of 3.95%).
  (b)Current charges for a Contract with the Quarterly Value Death Benefit, Bonus Option, and the Lifetime Plus 8 Benefit with joint Lifetime Plus Payments (which carries an M&E charge of 3.15%).
  (c)The Base Contract (which carries the lowest M&E charge of 1.40%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES        1 YEAR    3 YEARS   5 YEARS  10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a) $1,441 a) $2,606 a) $3,601 a) $5,672
1.96% (the maximum Investment Option operating expense) b) $1,363 b) $2,388 b) $3,260 b) $5,106
                                                        c) $1,191 c) $1,790 c) $2,262 c) $3,673
                                                        a) $1,313 a) $2,245 a) $3,035 a) $4,717
0.65% (the minimum Investment Option operating expense) b) $1,235 b) $2,018 b) $2,670 b) $4,060
                                                        c) $1,060 c) $1,400 c) $1,615 c) $2,403

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES         1 YEAR    3 YEARS    5 YEARS  10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a) $   591  a) $1,756 a) $2,901 a) $5,672
1.96% (the maximum Investment Option operating expense) b) $   513  b) $1,538 b) $2,560 b) $5,106
                                                        c) $   341  c) $1,040 c) $1,762 c) $3,673
                                                        a) $   463  a) $1,395 a) $2,335 a) $4,717
0.65% (the minimum Investment Option operating expense) b) $   385  b) $1,168 b) $1,970 b) $4,060
                                                        c) $   210  c) $  650 c) $1,115 c) $2,403

* If you add the Lifetime Plus 8 Benefit to your Contract after the Issue Date, upon an automatic reset of the 8% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic annual payment increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries, your M&E charge may be less than this amount, but it cannot be greater than this amount.
**Annuity Payments are generally not available until 13 months after your Issue
  Date.

As of the end of the most recent fiscal year, ended December 31, 2007, no Contracts with the highest M&E charge currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information for these Contracts. However, Appendix B contains condensed financial information regarding the Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were available as of December 31, 2007. See the appendix to the Statement of Additional Information regarding the AUVs for other M&E expense levels for Contracts that were available as of December 31, 2007.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit will be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions" discussions in section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits; see also Appendix D). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit (if applicable). In addition, if you select the Target Date Retirement Benefit, you can only make additional Purchase Payments during the first three Contract Years after you add the benefit to your Contract.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT:
  - AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE);
  - AFTER YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT; OR
  - IF YOU SELECT THE TARGET DATE RETIREMENT BENEFIT, ON OR AFTER THE THIRD CONTRACT ANNIVERSARY THAT OCCURS AFTER THE RIDER EFFECTIVE DATE. HOWEVER, IF YOU REMOVE THE TARGET DATE RETIREMENT BENEFIT FROM YOUR CONTRACT, THIS RESTRICTION WILL NO LONGER APPLY.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

IF YOU SELECT THE TARGET DATE RETIREMENT BENEFIT, YOU CAN ONLY PARTICIPATE IN THE AIP DURING THE FIRST THREE CONTRACT YEARS AFTER YOU ADD THE BENEFIT TO YOUR CONTRACT. IN ADDITION, THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION OR AFTER THE BENEFIT DATE ON WHICH YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. If you selected the Target Date Retirement Benefit, we will allocate any additional Purchase Payments according to your most

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008
recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in section 11.a, The Target Date Retirement Benefit; see also Appendix D.) In addition, if you selected the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, your allocation instructions must always comply with the restrictions that are set out in section 11.b, The Lifetime Plus Benefits.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all or a portion of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value (less any bonus) as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right to examine period, you will forfeit your entire bonus. (See section 11.c, Other Optional Benefits - Bonus Option.) If you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for the Purchase Payment (and any bonus if applicable) at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day, and any additional calendar days since the immediately preceding Business Day, and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, OR ANY BENEFITS OR BENEFIT INCREASES BASED ON CONTRACT VALUE. IN ADDITION, THE DEATH BENEFIT WILL TERMINATE AND ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS WILL STOP. You will not be required to take a Full Annuitization on the maximum permitted Income Date if your Contract Value has been reduced to zero. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value if your Contract does not include a Lifetime Plus Benefit, or if it includes a Lifetime Plus Benefit but Lifetime Plus Payments have not begun. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section. However, if your Contract Value is greater than zero and your Contract includes a Lifetime Plus Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value. In addition, if choose to take fixed Annuity Payments under either Annuity Option 1 or 3, you will instead receive the greater of the following. However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 1 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 3 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

In addition, if on the maximum permitted Income Date the current annual maximum Lifetime Plus Payment is greater than the annual fixed Annuity Payment based on the Contract Value, we will send you any remaining Cumulative Withdrawal Value.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after 13 months. However, if your Contract includes the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, you cannot take a Partial Annuitization after you begin receiving Lifetime Plus Payments. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. A Partial Annuitization will also decrease the Benefit Base for Contracts with the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, and it will decrease the Target Value for Contracts with the Target Date Retirement Benefit. This will decrease the amounts available for withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 11.a, The Target Date Retirement Benefit; 11.b, The Lifetime Plus Benefits;
section 6, Expenses - Withdrawal Charge; and see the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 11.c, Other Optional Benefits - Quarterly Value Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may also make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; this Annuity option is not available for fixed Partial Annuitizations.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

(A) x {(B) x (C) x (D)/(E) - (D) x (F)}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Annuity Payment.
  (F)= Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {(B) x (C) x (D)/(E) - (D) x (F)} = 15 x {100,000 x 1.00 x (51.25 /
615) - 51.25 x 62} =

15 x {100,000 x 0.083333 - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.


If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments. We base Annuity Payments on your Contract Value if your Contract does not include a Lifetime Plus Benefit, or if it includes a Lifetime Plus Benefit but Lifetime Plus Payments have not begun. If your Contract includes a Lifetime Plus Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value. However, if the Income Date is the maximum permitted Income Date and you are receiving Lifetime Plus Payments, you will receive payments as indicated in the note that appears at the beginning of this section.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                               INVESTMENT OPTIONS
                                       20



                                       21



                                       22



    INVESTMENT         NAME OF     ASSET CATEGORY      OBJECTIVE(S)                          PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                          (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM         International  Long-term growth of    At least 80% of its assets in a diversified portfolio of
Investment         International       Equity     capital                international equity securities whose issuers are
Management         Equity Fund                                           considered by the fund's subadviser to have strong earnings
LLC/Investco Aim                                                         momentum.
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL Money            Cash      Current income         Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund       Equivalent   consistent with        dollar-denominated money market instruments, including
Management                                        stability of principal government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                            obligations. During extended periods of low interest rates,
Institutional                                                            and due in part to contract fees and expenses, the yield of
Management                                                               the AZL Money Market Fund may also become extremely low and
Corporation                                                              possibly negative.
Managed by         BlackRock         Specialty    High total investment  Invests in both equity and debt securities of issuers
BlackRock          Global                         return                 located around the world to achieve a combination of
Advisors,          Allocation V.I.                                       capital growth and income.
LLC/BlackRock      Fund
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited
CLEARBRIDGE
Managed by Allianz AZL LMP Large    Large Growth  Long-term growth of    At least 80% of its net assets in equity securities of U.S.
Investment         Cap Growth Fund                capital                companies with large market capitalizations, similar to
Management                                                               companies in the Russell 1000{reg-trade-mark} Growth
LLC/ClearBridge                                                          Index. Also may invest in preferred stocks, warrants and
Advisors, LLC                                                            convertible securities and up to 15% of its assets in
                                                                         securities of foreign issuers.
COLUMBIA
Managed by Allianz AZL Columbia      Specialty    Capital Appreciation   At least 80% of its total net assets in common stocks of
Investment         Technology Fund                                       U.S and foreign technology companies that may benefit from
Management                                                               technological improvements, advancements or developments.
LLC/Columbia
Management
Advisors, LLC
DAVIS
Managed by Allianz AZL Davis NY     Large Value   Long-term growth of    Invests the majority of assets in equity securities issued
Investment         Venture Fund                   capital                by large companies with market capitalizations of at least
Management                                                               $10 billion.
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA          Specialty    Long-term growth of    At least 80% of net assets in securities issued by
Advisors           Financial                      capital                companies principally engaged in the financial services
                   Portfolio                                             sector.
DREYFUS
Managed by Allianz AZL Dreyfus      Large Growth  Long-term growth of    Primarily invests in common stocks of large, well-
Investment         Founders Equity                capital and income     established and mature companies. Normally invests at least
Management         Growth Fund                                           80% of its net assets in stocks that are included in a
LLC/Founders Asset                                                       widely recognized index of stock market performance. May
Management LLC                                                           invest in non-dividend paying companies if they offer
                                                                         better prospects for capital appreciation. May invest up to
                                                                         30% of its total assets in foreign securities.
Managed by Allianz AZL Dreyfus       Small Cap    Seeks returns that are Normally invests at least 80% of its net assets in stocks
Investment         Premier Small                  consistently superior  of small U.S. companies with market capitalizations between
Management LLC/The Cap Value Fund                 to the Russell         $100 million and $3 billion at the time of purchase.
Dreyfus                                           2000{reg-trade-mark}
Corporation                                       Value Index
                   AZL S&P 500      Large Blend   Match total return of  Normally invests in all 500 stocks in the S&P
                   Index Fund                     the S&P                500{reg-trade-mark} in proportion to their weighting in
                                                  500{reg-trade-mark}    the index.
                   AZL Small Cap     Small Cap    Match performance of   Invests in a representative sample of stocks included in
                   Stock Index                    the S&P SmallCap 600   the S&P SmallCap 600 Index{reg-trade-mark}, and in futures
                   Fund                           Index{reg-trade-mark}  whose performance is related to the index, rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust  Large Blend   Total Return           Invests primarily in common stocks of companies that are
Investment         Target Double                                         identified by a model based on an allocation of 50% in two
Management         Play Fund                                             separate strategies that seek to provide above-average
LLC/First Trust                                                          total return.
Advisors L.P.
FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin      Small Cap    Long-term total return Under normal market conditions, invests at least 80% of its
Investment         Small Cap Value                                       net assets in investments of small capitalization companies
Management         Fund                                                  similar to those that comprise the Russell 2500{trademark}
LLC/Franklin                                                             Index at the time of investment.
Advisory Services,
LLC
Managed by         Franklin Global   Specialty    Capital appreciation   At least 80% of net assets in investments of communications
Franklin Advisers, Communications                 and current income     companies anywhere in the world and normally invests
Inc.               Securities Fund                                       primarily to predominantly in equity securities.
                   Franklin High     High-Yield   High current income    Invests primarily to predominantly in debt securities
                   Income              Bonds      with capital           offering high yield and expected total return.
                   Securities Fund                appreciation as a
                                                  secondary goal
                   Franklin Income   Specialty    Maximize income while  Normally invests in debt and equity securities, including
                   Securities Fund                maintaining prospects  corporate, foreign and U.S. Treasury bonds and stocks with
                                                  for capital            dividend yields the manager believes are attractive.
                                                  appreciation
Administered by    Franklin          Specialty    Capital appreciation   Invests equal portions in Class 1 shares of the Franklin
Franklin Templeton Templeton VIP      (Fund of    with income as a       Income Securities Fund, Mutual Shares Securities Fund, and
Services, LLC      Founding Funds      Funds)     secondary goal.        Templeton Growth Securities Fund.
                   Allocation Fund
Managed by         Franklin U.S.     Short-Term   Income                 At least 80% of its net assets in U.S. government
Franklin Advisers, Government Fund     Bonds                             securities and normally invests primarily in fixed and
Inc.                                                                     variable rate mortgage-backed securities.
                   Franklin Zero   Intermediate-  As high an investment  Normally invests at least 80% of its net assets in zero
                   Coupon Fund       Term Bonds   return as is           coupon debt securities. The fund will mature in December of
                   2010                           consistent with        2010 and will then no longer be available as an Investment
                                                  capital preservation   Option under the Contract. For additional information
                                                                         regarding the maturity of the fund, please see the Franklin
                                                                         Zero Coupon Fund prospectus.
Managed by         Mutual          International  Capital appreciation   Invests primarily in U.S. and foreign equity securities
Franklin Mutual    Discovery           Equity                            that the manager believes are undervalued. The Fund also
Advisers, LLC      Securities Fund                                       invests, to a lesser extent, in risk arbitrage securities
                                                                         and distressed companies.
                   Mutual Shares    Large Value   Capital appreciation,  Invests primarily in U.S. and foreign equity securities
                   Securities Fund                with income as a       that the manager believes are undervalued. The fund also
                                                  secondary goal         invests, to a lesser extent, in risk arbitrage securities
                                                                         and distressed companies.
Managed by         Templeton       Intermediate-  High current income,   Normally invests mainly in debt securities of governments
Franklin Advisers, Global Income     Term Bonds   consisent with         and their political subdivisions and agencies,
Inc.               Securities Fund                preservation of        supranational organizations and companies located anywhere capital, with capital  in the world, including emerging markets.
                                                  appreciation as a
                                                  secondary
                                                  consideration.
Managed by         Templeton       International  Long-term capital      Normally invests primarily in equity securities of
Templeton Global   Growth              Equity     growth                 companies located anywhere in the world, including those in
Advisors Limited   Securities Fund                                       the U.S. and in emerging markets.
FUSION PORTFOLIOS
Managed by Allianz AZL Fusion        A "Fund of   Long-term capital      Allocation among the underlying investments, to achieve a
Investment         Balanced Fund    Funds" Model  appreciation with      range generally from 45% to 55% of assets in equity funds
Management LLC                       Portfolio    preservation of        with the remaining balance invested in fixed income funds.
                                                  capital as an
                                                  important
                                                  consideration
                   AZL Fusion        A "Fund of   Long-term capital      Allocation among the underlying investments, to achieve a
                   Growth Fund      Funds" Model  appreciation           range generally from 75% to 85% of assets in equity funds
                                     Portfolio                           with the remaining balance invested in fixed income funds.
                   AZL Fusion        A "Fund of   Long-term capital      Allocation among the underlying investments, to achieve a
                   Moderate Fund    Funds" Model  appreciation           range generally from 60% to 70% of assets in equity funds
                                     Portfolio                           with the remaining balance invested in fixed income funds.
JENNISON
Managed by Allianz AZL Jennison     Large Blend   Long-term growth of    At least 80% of its total assets in approximately 40 (which
Investment         20/20 Focus                    capital                may range up to 45) equity and equity-related securities of
Management         Fund                                                  companies that the subadviser believes have strong capital
LLC/Jennison                                                             appreciation potential.
Associates LLC
                   AZL Jennison     Large Growth  Long-term growth of    At least 65% of its total assets in equity and equity-
                   Growth Fund                    capital                related securities of companies that exceed $1 billion in
                                                                         market capitalization at the time of investment and that
                                                                         the subadviser believes have above-average growth
                                                                         prospects.
LEGG MASON
Managed by Allianz AZL Legg Mason   Large Growth  Maximum long-term      Invests primarily in common stocks or securities
Investment         Growth Fund                    capital appreciation   convertible into or exchangeable for common stock. May
Management                                        with minimum long-term invest up to 25% of total assets in foreign securities.
LLC/Legg Mason                                    risk to principal
Capital
Management, Inc.
                   AZL Legg Mason   Large Blend   Long-term growth of    Invests primarily in equity securities that, in the
                   Value Fund                     capital                subadviser's opinion, offer the potential for capital
                                                                         growth. May invest up to 25% of total assets in long-term
                                                                         debt securities and up to 10% of total assets in debt
                                                                         securities rated below investment grade (junk bonds).
NEUBERGER BERMAN
Managed by Allianz AZL Neuberger      Mid Cap     Long-term growth of    Invests mainly in common stocks of mid-cap companies, with
Investment         Berman Regency                 capital                a total market capitalization within the range of the
Management         Fund                                                  Russell Midcap{reg-trade-mark} Index.
LLC/Neuberger
Berman Management
Inc.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM        International  Maximum long-term      At least 80% of its net assets in securities of companies
Investment         International       Equity     capital appreciation   in developed countries located outside the U.S.,
Management         Fund                                                  represented in the Morgan Stanley Capital International
LLC/Nicholas-                                                            Europe Australasia Far East ("MSCI EAFE") Index.
Applegate Capital
Management, LLC
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC           Small Cap    Capital appreciation   At least 65% of its assets in common stocks of "growth"
Investment         Opportunity                                           companies with market capitalizations of less than $2
Management LLC/    Fund                                                  billion at the time of investment.
Oppenheimer
Capital LLC
                   AZL OCC Value    Large Value   Long-term growth of    At least 65% of its total assets in common stocks of
                   Fund                           capital and income     companies with market capitalizations of more than $5
                                                                         billion at the time of investment and prices below the
                                                                         subadviser's estimate of intrinsic value.
Managed by OpCap   OpCap Mid Cap      Mid Cap     Long-term capital      Invests at least 80% of its net assets in equity securities
Advisers LLC       Portfolio                      appreciation           of companies with market capitalizations between $500
                                                                         million and $15 billion at the time of purchase that the
                                                                         adviser believes are undervalued in the marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer International  Capital appreciation   Invests mainly in common stocks of mid and large-cap
Investment         Global Fund         Equity                            companies in the U.S. and foreign countries, including
Management LLC/                                                          countries with developed and emerging markets.
OppenheimerFunds,
Inc.
                   AZL Oppenheimer International  Long-term capital      Common stocks of growth companies that are domiciled
                   International       Equity     appreciation           outside the U.S. or have their primary operations outside
                   Growth Fund                                           the U.S., including companies in emerging markets.
                   AZL Oppenheimer  Large Blend   High total return      Common stocks of U.S. companies of different capitalization
                   Main Street                                           ranges, currently focusing on large-capitalization issuers.
                   Fund
PIMCO
Managed by Allianz AZL PIMCO         Specialty    Exceed the total       Invests substantially all assets in derivative instruments
Investment         Fundamental                    return of the FTSE     based on the Enhanced RAFI{trademark}1000, backed by a
Management         IndexPLUS Total                RAFI{trademark}1000    portfolio of short and intermediate term fixed income
LLC/Pacific        Return Fund                    Index                  instruments.
Investment
Management Company
LLC
Managed by Pacific PIMCO VIT All     Specialty    Maximum real return    Invests in institutional class shares of the underlying
Investment         Asset Portfolio    (Fund of    consistent with        PIMCO Funds and does not invest directly in stocks or bonds
Management Company                     Funds)     preservation of real   of other issuers.
LLC                                               capital and prudent
                                                  investment management
                   PIMCO VIT         Specialty    Maximum real return    Invests in commodity linked derivative instruments backed
                   CommodityReal                  consistent with        by a portfolio of inflation-indexed securities and other
                   ReturnTM                       prudent investment    fixed income securities.
                   Strategy                       management
                   Portfolio
                   PIMCO VIT       Intermediate-  Maximum total return,  At least 80% of its assets in fixed income instruments of
                   Emerging          Term Bonds   consistent with        issuers that economically are tied to countries with
                   Markets Bond                   preservation of        emerging securities markets.
                   Portfolio                      capital and prudent
                                                  investment management
                   PIMCO VIT       Intermediate-  Maximum total return,  At least 80% of its assets in fixed income instruments of
                   Global Bond       Term Bonds   consistent with        issuers in at least three countries (one of which may be
                   Portfolio                      preservation of        the U.S.), which may be represented by futures contracts.
                   (Unhedged)                     capital and prudent    Invests primarily in securities of issuers located in
                                                  investment management  economically developed countries.
                   PIMCO VIT High    High-Yield   Maximum total return,  At least 80% of assets in a diversified portfolio of high-
                   Yield Portfolio     Bonds      consistent with        yield securities (junk bonds) rated below investment grade,
                                                  preservation of        but at least Caa by Moody's or equivalently rated by S&P or
                                                  capital and prudent    Fitch. May invest up to 20% of total asets in securities
                                                  investment management  denominated in foreign currencies.
                   PIMCO VIT Real  Intermediate-  Maximum real return,   At least 80% of its net assets in inflation-indexed bonds
                   Return            Term Bonds   consistent with        of varying maturities issued by the U.S. and non-U.S.
                   Portfolio                      preservation of real   governments, their agencies or instrumentalities and
                                                  capital and prudent    corporations.
                                                  investment management
                   PIMCO VIT Total Intermediate-  Maximum total return,  At least 65% of total assets in a diversified portfolio of
                   Return            Term Bonds   consistent with        fixed income instruments of varying maturities.
                   Portfolio                      preservation of
                                                  capital and prudent
                                                  investment management
SCHRODER
Managed by Allianz AZL Schroder      Specialty    Capital appreciation   Invests at least 80% of its net assets in equity securities
Investment         Emerging                                              of companies that the subadviser believes to be "emerging
Management         Markets Equity                                        market" issuers. May invest remainder of assets in
LLC/Schroder       Fund                                                  securities of issuers located anywhere in the world.
Investment
Management North
America Inc.
                   AZL Schroder    International  Long-term capital      At least 80% of net assets in equity securities of small
                   International       Equity     appreciation           capitalization companies located outside the U.S.
                   Small Cap Fund                                        (generally with market capitalizations of $3.5 billion or
                                                                         less at the time of investment) that it believes offer the potential for capital appreciation.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS      Model      Long-term capital      Invests primarily in a diversified portfolio of equity and
Investment         Balanced Fund     Portfolio    appreciation with      fixed income securities with 45% to 55% allocated to the
Management                                        preservation of        equity portfolio and the balance allocated to the fixed
LLC/First Trust                                   capital as an          income portfolio. May invest a significant portion of its
Advisors L.P. and                                 important              total assets in securities of non-U.S. companies.
Pacific Investment                                consideration
Management Company
LLC
Managed by Allianz AZL TargetPLUS      Model      Total return           Invests at least 80% of net assets in common stocks of
Investment         Equity Fund       Portfolio                           companies that are identified by a model based on an
Management                                                               allocation of 20% of fund assets in each of five separate
LLC/First Trust                                                          strategies that seek to provide above-average total return.
Advisors L.P.
Managed by Allianz AZL TargetPLUS      Model      Long-term capital      Invests primarily in a diversified portfolio of equity and
Investment         Growth Fund       Portfolio    appreciation           fixed income securities with 75% to 85% allocated to the
Management                                                               equity portfolio and the balance allocated to the fixed
LLC/First Trust                                                          income portfolio. May invest a significant portion of its
Advisors L.P. and                                                        total assets in securities of non-U.S. companies.
Pacific Investment
Management Company
LLC
                   AZL TargetPLUS      Model      Long-term capital      Invests primarily in a diversified portfolio of equity and
                   Moderate Fund     Portfolio    appreciation           fixed income securities with 60% to 70% allocated to the
                                                                         equity portfolio and the balance allocated to the fixed
                                                                         income portfolio. May invest a significant portion of its
                                                                         total assets in securities of non-U.S. companies.
TURNER
Managed by Allianz AZL Turner        Small Cap    Long-term growth of    At least 80% of its net assets in common stocks and other
Investment         Quantitative                   capital                equity securities of U.S. companies with small  market
Management         Small Cap                                             capitalizations that the subadviser believes, based on a
LLC/Turner         Growth Fund                                           quantitative model, have strong earnings growth potential.
Investment                                                               Small capitalization companies are defined as companies
Partners, Inc.                                                           with market capitalizations, at the time of purchase, in
                                                                         the range of companies included in the Russell
                                                                         2000{reg-trade-mark} Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen   Large Value   Capital growth and     Invests at least 80% of net assets in common stocks with
Investment         Comstock Fund                  income                 the potential for capital growth and income. May invest  up
Management LLC/Van                                                       to 25% of total assets in foreign securities.
Kampen Asset
Management
                   AZL Van Kampen    Specialty    Highest possible       Invests at least 65% of its total assets in income-
                   Equity and                     income consistent with producing equity securities and also invests in investment
                   Income Fund                    safety of principal    grade quality debt securities. May invest  up to 25% ot
                                                  with long-term growth  total assets in foreign securities.
                                                  of capital as an
                                                  important secondary
                                                  objective
                   AZL Van Kampen  International  Long term capital      Invests primarily in a portfolio of equity securities of
                   Global              Equity     appreciation           issuers located throughout the world that it believes have,
                   Franchise Fund                                        among other things, resilient business franchises and
                                                                         growth potential. Normally invests at least 65% of total
                                                                         assets in securities of issuers from at least three
                                                                         different countries, which may include the U.S.
                   AZL Van Kampen    Specialty    Income and capital     Invests at least 80% of assets in equity securities of
                   Global Real                    appreciation           companies in the real estate industry located throughout
                   Estate Fund                                           the world, including real estate investment trusts and real estate operating companies established outside the U.S.
                   AZL Van Kampen   Large Value   Income and long-term   Invests at least 65% of total assets in income-producing
                   Growth and                     growth of capital      equity securities, including common stocks and convertible
                   Income Fund                                           securities; also in non-convertible preferred stocks and
                                                                         debt securities rated "investment grade." May invest  up to
                                                                         25% of total assets in foreign securities.
                   AZL Van Kampen     Mid Cap     Capital growth         At least 80% of net assets in common stocks and other
                   Mid Cap Growth                                        equity securities of mid capitalization growth companies.
                   Fund



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
CONTRACTS WITH THE TARGET DATE RETIREMENT BENEFIT, LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. For more information, please see section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits; see also Appendix D.

You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs or the allocation and transfer restrictions for the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o Your request for a transfer must clearly state:
  -  which Investment Options are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments. In addition, transfers of Contract Value between Investment Options will not change how we rebalance your Contract Value on each Quarterly Anniversary if you selected either the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit. Under these optional benefits, in order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits; see also Appendix D.)

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Options.
o Imposing other limitations or restrictions.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. However, if your Contract includes the Lifetime Plus Benefit or Lifetime Plus 8 Benefit the DCA program is not available after you begin receiving Lifetime Plus Payments. You can elect either the six or 12 month program by properly completing the DCA form provided by us, and we will process your participation request after it is received in good order at our Service Center.


If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. Keep in mind that if your Contract includes the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit your allocation instructions must comply with the restrictions that are set out in section 11.a, The Target Date Retirement Benefit and Appendix D; or section 11.b, The Lifetime Plus Benefits. We will invest amounts that you allocate to the DCA Money Market Account in the AZL Money Market Fund. The DCA Money Market Account is subject to the same risks, fees and charges of the AZL Money Market Fund and will earn the same returns. Information on the AZL Money Market Fund can be found in section 4, Investment Options; Appendix A - Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your registered representative or us by calling the toll free number at the back of this prospectus.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. If we do not process your program participation request before the first day of the month, then the first DCA transfer will not occur until the tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.

Your participation in the program will end when any of the following occurs:
o the DCA program period (which is either six or 12 months) ends;
o you begin receiving Lifetime Plus Payments (on the Benefit Date) if your Contract includes the Lifetime Plus Benefit or Lifetime Plus 8 Benefit;
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); and
o your Contract terminates.


If you choose to terminate your participation in the DCA program, or you terminate your program by beginning to receive Lifetime Plus Payments, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

FLEXIBLE REBALANCING
THE FLEXIBLE REBALANCING PROGRAM IS NOT AVAILABLE TO YOU IF YOU SELECT THE TARGET DATE RETIREMENT BENEFIT, LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT. THESE BENEFITS PROVIDE THEIR OWN REBALANCING PROGRAM; SEE SECTION 11.A, THE TARGET DATE RETIREMENT BENEFIT; SECTION 11.B, THE LIFETIME PLUS BENEFITS; SEE ALSO APPENDIX D. If you were participating in the flexible rebalancing program and subsequently add any of these optional benefits to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select any of these optional benefits and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to contract owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of the Investment Option.

The Quarterly Value Death Benefit is available at issue with all other optional benefits. However, you can select ONLY ONE of the three following optional benefits at issue: Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. Once you have selected one of these three optional benefits it cannot be removed from your Contract.

You can also select ONLY ONE of the following optional benefits either at issue or on a Contract Anniversary: Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit. However, if you selected the No Withdrawal Charge Option you MUST also select ONE of these optional benefits at issue. In some instances the Target Date Retirement Benefit may not be available with the No Withdrawal Charge Option, please contact your registered representative for more information. The Target Date Retirement Benefit is available once before the older Owner's 81st birthday. The Lifetime Plus Benefit is available once. To select the Lifetime Plus Benefit the sole Covered Person must be at least age 55 (or the younger joint Covered Person must be at least age 60), and no Covered Person is age 81 or older. The Lifetime Plus 8 Benefit is available once before the older Covered Person's 81st birthday.

You can also remove any of these optional benefits subject to certain restrictions. If you remove one of these optional benefits, you may be able to make a ONE TIME REPLACEMENT as set out in section 11, Selection of Optional Benefits. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefits. In addition, neither the Lifetime Plus Benefit nor the Lifetime Plus 8 Benefit can be replaced after Lifetime Plus Payments have begun.

Each of the optional benefits carries an additional M&E charge.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

The amount of the current M&E charges during the Accumulation Phase is as follows.

                                                                                                                            CURRENT
                                                                                                                              M&E
                                                                                                                             CHARGE
BASE CONTRACT                                                                                                                1.40%


ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS(1)
  QUARTERLY VALUE DEATH BENEFIT                                                                                              0.30%
  BONUS OPTION                                                                                                               0.50%
  SHORT WITHDRAWAL CHARGE OPTION                                                                                             0.25%
  NO WITHDRAWAL CHARGE OPTION (requires selection of either the Target Date Retirement Benefit,                              0.35%
      Lifetime Plus Benefit or Lifetime Plus 8 Benefit)
  TARGET DATE RETIREMENT BENEFIT                                                                                             0.40%
  LIFETIME PLUS BENEFIT:(2)
     SINGLE LIFETIME PLUS PAYMENTS                                                                                           0.70%
     JOINT LIFETIME PLUS PAYMENTS                                                                                            0.85%
  LIFETIME PLUS 8 BENEFIT:(2)
     SINGLE LIFETIME PLUS PAYMENTS(3)                                                                                        0.80%
     JOINT LIFETIME PLUS PAYMENTS(3)                                                                                         0.95%

NOTE FOR CONTRACTS WITH A LIFETIME PLUS BENEFIT THAT ALSO INCLUDE THE CUMULATIVE WITHDRAWAL BENEFIT:
There is no additional charge or fee for the Cumulative Withdrawal Benefit.

(1)Some or all of the optional benefits may not be available to you; check with your registered representative.
(2)You select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to single Lifetime Plus Payments by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary (or Benefit Anniversary, as applicable) after we receive your request in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.
(3)On the Benefit Date, the M&E charge reduces to 0.70% for single Lifetime Plus Payments, and the M&E charge reduces to 0.85% for joint Lifetime Plus Payments.


During the Annuity Phase, if you request variable Annuity Payments, the M&E charge on an annual basis is equal to: 1.90% for Contracts with the Bonus Option, and 1.40% for Contracts without the Bonus Option. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation Phase. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. This charge cannot be increased.

We will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

If the total Contract Value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge. We do not assess this charge against amounts paid out as death benefits or during the Annuity Phase.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

WITHDRAWAL CHARGE
The Base Contract provides a seven-year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge. THE BONUS OPTION, THE SHORT WITHDRAWAL CHARGE OPTION AND THE NO WITHDRAWAL CHARGE OPTION EACH CARRY AN ADDITIONAL M&E CHARGE. ONCE YOU SELECT ONE OF THESE OPTIONAL BENEFITS, YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE OPTIONAL BENEFITS AND BE SURE TO DISCUSS WHETHER THE BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out as Annuity Payments, as death benefits, under the waiver of withdrawal charge benefit, or as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments or Cumulative Withdrawals. (For more information, see section 11.b, The Lifetime Plus Benefits; and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges). Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix H.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

                                                                              WITHDRAWAL CHARGE AMOUNT
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  BASE CONTRACT   CONTRACT      CONTRACT WITH THE       CONTRACT WITH THE
                         PAYMENT                               CHARGE      WITH THE   SHORT WITHDRAWAL CHARGE  NO WITHDRAWAL CHARGE
                                                                             BONUS             OPTION                 OPTION
                                                                            OPTION
                            0                                   8.5%         8.5%               8.5%                    0%
                            1                                   8.5%         8.5%               7.5%                    0%
                            2                                   7.5%         8.5%               5.5%                    0%
                            3                                   6.5%          8%                 3%                     0%
                            4                                    5%           7%                 0%                     0%
                            5                                    4%           6%                 0%                     0%
                            6                                    3%           5%                 0%                     0%
                            7                                    0%           4%                 0%                     0%
                            8                                    0%           3%                 0%                     0%
                     9 years or more                             0%           0%                 0%                     0%

There is no charge under the following circumstances:

o for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,
o for a Contract with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years,
o for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or
o if you have a Contract with the No Withdrawal Charge.

For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Options.

EXAMPLE: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the second Contract Year of $70,000. In the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)Amounts available under the free withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:
   $30,000 x 0.925 = $27,750.


  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR: $12,250 {divide} 0.915 = $13,388

4)Contract earnings. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Target Date Retirement Benefit or Lifetime Plus Benefit or Lifetime Plus 8 Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES
State premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or full distribution of the death benefit. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of Lifetime Plus Payments, see section 11.b, The Lifetime Plus Benefits.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA contracts are not currently available under this Contract. However, that may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments, and/or Cumulative Withdrawals before your Contract Value is reduced to zero, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been reduced to zero).

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments, Cumulative Withdrawals and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments and if you take any Cumulative Withdrawals, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008
full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by taking Lifetime Plus Payments and/or Cumulative Withdrawals;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o less any applicable withdrawal charge,
o less any deductions we make to reimburse ourselves for premium tax that we pay, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options as long as your Contract does NOT include any of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit. You cannot take a partial withdrawal from specific Investment Options if you selected either of these optional benefits.

* These limitations do not apply to Lifetime Plus Payments, Cumulative Withdrawals, systematic withdrawals, or required minimum distributions.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Any previous withdrawals from the Contract, including any previous withdrawal charges, will reduce the Withdrawal Charge Basis. However, when you request a withdrawal, we calculate the withdrawal charge based on the current Withdrawal Charge Basis (Purchase Payments less previous withdrawals and withdrawal charges) and we do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix H.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE OR AFTER YOU BEGIN LIFETIME PLUS PAYMENTS UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT (IF APPLICABLE). HOWEVER, LIFETIME PLUS PAYMENTS ARE NOT SUBJECT TO A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS, HOWEVER, THEY ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN
SECTION 6, EXPENSES - WITHDRAWAL CHARGE.

If you take a withdrawal of more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, the free withdrawal privilege will apply and you will receive any remaining free withdrawal privilege for that Contract Year without charge. All withdrawals (including withdrawal charges), will reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit will reduce the Withdrawal Charge Basis.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of payments under the minimum distribution program, any withdrawals in a Contract Year (including systematic withdrawals) that exceed the free withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the "Free Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, but they will reduce the Withdrawal Charge Basis and they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the free withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals, Lifetime Plus Payments, and/or Cumulative Withdrawals for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

10.DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit, please see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional Death Benefit value, which is the total of all Purchase
  Payments received before you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit (if applicable), reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals, and Excess Withdrawals.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT: If you begin receiving Lifetime Plus Payments, then, on and after the Benefit Date:
o the Traditional Death Benefit value will no longer increase because you can no longer make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge).

ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional Death Benefit value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       ............................................................$  87,500
Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $140,000 Contract Value.

THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Traditional Death Benefit value and Contract
  Value are both zero.
o Contract termination.



      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit or Lifetime Plus 8 Benefit and you selected:
  - single Lifetime Plus Payments, the Lifetime Plus Benefit (including any Cumulative Withdrawal Value) will terminate.
  - joint Lifetime Plus Payments, the Lifetime Plus Benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Owner's spouse continues the Contract. If the surviving spouse continues the Contract and we have already begun making Lifetime Plus Payments, then joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive and any Cumulative Withdrawal Value will continue to be available.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint
  Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit or Lifetime Plus 8
  Benefit and you selected:
  - single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Joint Owners were spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse/Joint Owner is the Covered Person and they elect to continue the Contract;** or
  - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse/Joint Owner continues the Contract.**
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.



* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.
**If the surviving spouse/Joint Owner is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, the benefit (including any Cumulative Withdrawal Value) will terminate. If you selected joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Annuitant's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**
o If the Contract includes the Lifetime Plus Benefit or Lifetime Plus 8
  Benefit and you selected:
  - single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit (including any Cumulative Withdrawal Value) will terminate;
  - single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse is also the Covered Person and they elect to continue the Contract;*** or
  - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse continues the Contract.***
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.
***If the surviving spouse is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: Lump sum payment of the death benefit.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

11.SELECTION OF OPTIONAL BENEFITS
OPTIONAL BENEFIT OVERVIEW
o QUARTERLY VALUE DEATH BENEFIT. This benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit that is available under the Base Contract, but they may be equal.
o BONUS OPTION. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner's 81st birthday. The bonus may be more than offset by the additional M&E charge and longer withdrawal charge schedule associated with it, and it is not included in any guaranteed values that are based on Purchase Payments.
o SHORT WITHDRAWAL CHARGE OPTION. This benefit shortens the withdrawal charge from seven to four years. It may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh years after you make a Purchase Payment.
o NO WITHDRAWAL CHARGE OPTION. This benefit eliminates the withdrawal charge altogether. This benefit requires a higher initial Purchase Payment and the selection of the Target Date Retirement Benefit, Lifetime Plus Benefit, or Lifetime Plus 8 Benefit. It may not be appropriate if you do not intend to take a withdrawal during the first four years after you make a Purchase Payment.
o TARGET DATE RETIREMENT BENEFIT. This benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point (the Target Value Date) during the Accumulation Phase. This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may be subject to a withdrawal charge. The earliest available Target Value Date is seven years after you select the benefit. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit. We will also restrict your flexibility in allocating Contract Value among the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. The Target Date Retirement Benefit does not provide any guarantee to your Contract Value before the Target Value Date and does not lock in any gains that occur between anniversaries.
o LIFETIME PLUS BENEFIT AND LIFETIME PLUS 8 BENEFIT. These benefits are designed for those who want lifetime income (called Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit. The Lifetime Plus Benefit has a higher Lifetime Plus Payment percentage than what is available under the Lifetime Plus 8 Benefit and offers the ability to begin payments before age 65. The Lifetime Plus 8 Benefit offers the maximum potential initial payment but the simple interest increases do not begin until age 60 and you must wait to begin payments until age 65. If you select one of these benefits we will restrict your ability to make allocations to, and transfers between, the Investment Options. Variable Annuity Payments are not subject to these restrictions. These benefits do not guarantee the performance of any Investment Option. To begin Lifetime Plus Payments you must meet certain age requirements. IF YOU DO NOT BEGIN RECEIVING LIFETIME PLUS PAYMENTS DURING THIS ELIGIBILITY PERIOD, YOUR BENEFIT WILL TERMINATE AND YOU WILL HAVE INCURRED HIGHER CONTRACT CHARGES WITHOUT RECEIVING ANY ADVANTAGE FROM YOUR SELECTED BENEFIT. Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX.

SOME OR ALL OF THE OPTIONAL BENEFITS MAY NOT BE AVAILABLE TO YOU; CHECK WITH YOUR REGISTERED REPRESENTATIVE. EACH OF THE OPTIONAL BENEFITS CARRIES AN ADDITIONAL M&E CHARGE. For more information on the differences between the Target Date Retirement Benefit and the two Lifetime Plus Benefits, please see the discussion "Choosing Between the Target Date Retirement Benefit and the Two Lifetime Plus Benefits" later in this section. The Bonus Option also has a longer withdrawal charge schedule. For more information please see section 6, Expenses. The Quarterly Value Death Benefit is available for selection at issue. It is available with all other optional benefits, but once you select this benefit it cannot be removed from your Contract. The additional M&E charge associated with the Quarterly Value Death Benefit will continue until the benefit terminates.


You can select ONLY ONE of the three following optional benefits at issue:
Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. Once you have selected one of these three optional benefits, it cannot be

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008
removed from your Contract. The additional M&E charge associated with the Short Withdrawal Charge and the No Withdrawal Charge Option will continue until the earlier of the termination of the benefit, or your Contract Value is reduced to zero. The additional M&E charge associated with the Bonus Option will continue until your Contract terminates.

You can also select ONLY ONE of the following three optional benefits either at issue or on a Contract Anniversary: Target Date Retirement Benefit, Lifetime Plus Benefit, or Lifetime Plus 8 Benefit. However, if you selected the No Withdrawal Charge Option you MUST also select ONE of these three optional benefits at issue and you cannot remove this benefit without replacing it as discussed later in this section. In some instances the Target Date Retirement Benefit may not be available with the No Withdrawal Charge Option, please contact your registered representative for more information. The Target Date Retirement Benefit is available once before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Lifetime Plus Benefit is available once. To select the Lifetime Plus Benefit the sole Covered Person must be at least age 55 (or the younger joint Covered Person must be at least age 60), and no Covered Person is age 81 or older. The Lifetime Plus 8 Benefit is available once before the older Covered Person's 81st birthday. If you select the Target Date Retirement Benefit or one of the Lifetime Plus Benefits, the additional M&E charge associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.

Under the Lifetime Plus Benefits, you select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary (or Benefit Anniversary, as applicable) after we receive your request in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.


REPLACING THE OPTIONAL BENEFITS
Unless you selected the No Withdrawal Charge Option, you can also remove the Target Date Retirement Benefit or one of the Lifetime Plus Benefits, subject to certain restrictions. If you remove one of these optional benefits you may be able to make a ONE TIME REPLACEMENT as follows.

FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2008 AND BEFORE SEPTEMBER 22, 2008
o Replace the Target Date Retirement Benefit with the Lifetime Plus
  Benefit.
o Replace the Lifetime Plus Benefit with the Target Date Retirement
  Benefit.

FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 22, 2008
o Replace the Target Date Retirement Benefit with one of the Lifetime Plus Benefits (the Lifetime Plus Benefit or Lifetime Plus 8 Benefit).
o Replace one of the Lifetime Plus Benefits (the Lifetime Plus Benefit or Lifetime Plus 8 Benefit) with the Target Date Retirement Benefit.

SPECIAL ONE TIME REPLACEMENT FOR CONTRACTS ISSUED BEFORE SEPTEMBER 22, 2008
o During the period beginning on November 1, 2008 and ending on November
  1, 2009, you can replace the Lifetime Plus Benefit or Target Date Retirement Benefit with the Lifetime Plus 8 Benefit. This replacement is available on the Contract Anniversary that occurs during this period.


THESE ARE THE ONLY REPLACEMENTS WE ALLOW FOR THESE OPTIONAL BENEFITS. Replacements include both the simultaneous removal and addition of benefits on one anniversary, as well as removing one benefit on an anniversary and adding another benefit on a future anniversary. In addition, if you select the No Withdrawal Charge Option, you can only remove the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit if you can replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of optional benefits and the availability of the optional benefits. IN ADDITION, YOU CANNOT REPLACE ANY OF THE LIFETIME PLUS BENEFITS AFTER LIFETIME PLUS PAYMENTS HAVE BEGUN.


CHOOSING BETWEEN THE TARGET DATE RETIREMENT BENEFIT AND THE TWO LIFETIME PLUS BENEFITS
The following table outlines the primary differences between the Target Date Retirement Benefit and the two Lifetime Plus Benefits. The Target Date Retirement Benefit provides a future guarantee on Contract Value that you can walk away


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008
with, but has restrictions on how you can invest your money. The Lifetime Plus Benefits provide lifetime income and continued access to both Contract Value and a death benefit for a period of time, and they restrict how you can invest your money. However, the restrictions on investments under the Target Date Retirement Benefit are more limiting than the restrictions under the Lifetime Plus Benefits. The fees for the Lifetime Plus Benefits are also higher than the fee for the Target Date Retirement Benefit.

                 PRIMARY DIFFERENCES BETWEEN THE TARGET DATE RETIREMENT BENEFIT AND THE TWO LIFETIME PLUS BENEFITS
              TARGET DATE  LIFETIME PLUS  LIFETIME PLUS 8 BENEFIT
              RETIREMENT      BENEFIT
                BENEFIT
BENEFIT'S    A future      Lifetime       Same as the Lifetime Plus Benefit.
FEATURE      guarantee of  income with
             Contract      access to both
             Value.        Contract Value
                           and a death
                           benefit.
PERSON ON    The Owner.    The Covered    Same as the Lifetime Plus Benefit.
WHOM WE BASE               Person(s), who
THE BENEFIT                must either be
                           Owners,
                           Annuitant or
                           Beneficiaries.
M&E CHARGE   0.40%, which  0.70% for      0.80% for single Lifetime Plus Payments, and 0.95% for joint; this decreases to equal the
FOR THE      is less than  single         Lifetime Plus Benefit charge once Lifetime Plus Payments begin.
BENEFIT      the fee for   Lifetime Plus
             either of the Payments, and
             Lifetime Plus 0.85% for
             Benefits.     joint.
CAN THE M&E  No.           Yes, under     Yes, but the circumstances are different than those for the Lifetime Plus Benefit.
CHARGE                     certain
INCREASE?                  circumstances.
INVESTMENT   Yes, but      Yes, but the   Same as the Lifetime Plus Benefit.
OPTION       compared to   restrictions
ALLOCATION   the           are set when
AND TRANSFER restrictions  the benefit is
RESTRICTIONS for the two   added to the
             Lifetime Plus Contract and
             Benefits      they will not
             these         change over
             restrictions  time.
             are more
             limiting and
             will change
             over time.
WAITING      Minimum of    None if        None if minimum age for exercising is met at the time you select the benefit (must be at
PERIOD       seven years.  minimum age    least age 65, and cannot be age 91 or older).
                           for exercising
                           is met at the
                           time you
                           select the
                           benefit (must
                           be at least
                           age 50, and
                           cannot be age
                           91 or older).
MANDATORY    Yes.          No. If         Same as the Lifetime Plus Benefit.
BEGINNING                  payments do
DATE                       not begin
                           during the
                           eligibility
                           period the
                           benefit will
                           terminate.
GUARANTEED   The highest   We base the    We base the initial Lifetime Plus Payment on the greater of the highest quarterly Contract
VALUES USED  annual        initial        Value, or a 2% SIMPLE QUARTERLY INTEREST applied to the 8% Annual Increase for a period of
TO DETERMINE Contract      Lifetime Plus  up to 20 years BEGINNING AT AGE 60. The interest period is potentially much longer than
THE          Value, which  Payment on the what is available under the Lifetime Plus Benefit, however the simple interest increases
BENEFIT'S    is less than  greater of the may not begin immediately depending on your age when you select the benefit. We
FEATURES     what is       highest        automatically reset the portion of the guarantee based on simple interest during the
             potentially   quarterly      entire period that we calculate the 8% Annual Increase and not just during the Increase
             available     Contract       Period. Resets eliminate all previous simple interest based guarantees.
             under either  Value, or a 5%
             of the        annual
             Lifetime Plus increase
             Benefits.     applied to
                           Purchase
                           Payments
                           received
                           within the
                           first ten
                           years. We
                           automatically
                           reset the
                           portion of the
                           guarantee
                           based on the
                           annual
                           increase to
                           equal the
                           Contract Value
                           if that will
                           provide a
                           larger
                           potential
                           guarantee.
                           Resets
                           eliminate any
                           previous
                           increase based
                           guarantees. If
                           you opt out of
                           automatic
                           resets, manual
                           resets are
                           still
                           available to
                           you.
                           Also the
                           Lifetime Plus
                           Payment
                           percentage is
                           greater than
                           the percentage
                           available
                           under the
                           Lifetime Plus
                           8 Benefit.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

11.a THE TARGET DATE RETIREMENT BENEFIT
Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date Retirement Benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase that you select (the Target Value Date). This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may be subject to a withdrawal charge.

There is an additional M&E charge for the Target Date Retirement Benefit and that charge is guaranteed for the life of the benefit. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. If you select the Target Date Retirement Benefit, we will restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. If you select the Target Date Retirement Benefit, you can only make additional Purchase Payments to the Contract for the first three years after you select the benefit.

If available, you can select the Target Date Retirement Benefit subject to certain age restrictions either at Contract issue or on a subsequent Contract Anniversary. You can also later remove it from your Contract. However, if you also selected the No Withdrawal Charge Option, you can only remove the Target Date Retirement Benefit if you can replace it with the Lifetime Plus Benefit or Lifetime Plus 8 Benefit. If you remove the Target Date Retirement Benefit you cannot reselect it in the future.

YOU HAVE LIMITED PROTECTION UNDER THE TARGET DATE RETIREMENT BENEFIT UNLESS YOU HOLD THE CONTRACT UNTIL THE TARGET VALUE DATE. IF YOU THINK THAT YOU MAY DO ANY OF THE FOLLOWING BEFORE THE TARGET VALUE DATE YOU SHOULD CONSIDER WHETHER SELECTING THE TARGET DATE RETIREMENT BENEFIT IS IN YOUR BEST INTEREST: REMOVE THE TARGET DATE RETIREMENT BENEFIT FROM YOUR CONTRACT, TERMINATE THE CONTRACT, OR TAKE A FULL ANNUITIZATION.

The Target Date Retirement Benefit guarantees that, beginning on your Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is seven years after you select the benefit and the latest available initial date is the Contract Anniversary before the older Owner's 91st birthday. For example, assume you purchase a Contract, select the Target Date Retirement Benefit with the earliest available Target Value Date, make one initial payment, and take no withdrawals. Then, on the seventh Contract Anniversary the Target Date Retirement Benefit guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the seventh Contract Anniversary. HOWEVER, THE TARGET DATE RETIREMENT BENEFIT DOES NOT PROVIDE ANY GUARANTEE TO YOUR CONTRACT VALUE BEFORE THE TARGET VALUE DATE AND IT DOES NOT LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.

ADDING THE TARGET DATE RETIREMENT BENEFIT TO YOUR CONTRACT
If the Target Date Retirement Benefit is available, you can select it at Contract issue, or on a Contract Anniversary, one time before the older Owner's 81st birthday. If the Contract is owned by a non-individual, we base the availability of the benefit on the age of the Annuitant. YOU CANNOT ADD THE TARGET DATE RETIREMENT BENEFIT TO A CONTRACT AFTER THE OLDER OWNER REACHES AGE
81. YOU ALSO CANNOT ADD THE TARGET DATE RETIREMENT BENEFIT TO YOUR CONTRACT AND HAVE ONE OF THE LIFETIME PLUS BENEFITS AT THE SAME TIME. If you previously had one of the Lifetime Plus Benefits but you removed it from your Contract, you can only add the Target Date Retirement Benefit if you can meet the replacement requirements set out in section 11, Selection of Optional Benefits. Please note that in some instances the Target Date Retirement Benefit may not be available with the No Withdrawal Charge Option (for more information, please contact your registered representative).

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

If you do not select the Target Date Retirement Benefit at Contract issue, you can select it later by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000, or $25,000 if you also selected the No Withdrawal Charge Option. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider this reallocation of your Contract Value to be a "good order" issue. We will process your request to add the Target Date Retirement Benefit on the Contract Anniversary that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the Target Date Retirement Benefit to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for the Target Date Retirement Benefit. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Target Date Retirement Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.

IF YOU SELECT THE TARGET DATE RETIREMENT BENEFIT, YOU CAN ONLY MAKE ADDITIONAL PURCHASE PAYMENTS AND PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN FOR THREE YEARS AFTER THE RIDER EFFECTIVE DATE. In addition, the flexible rebalancing program will not be available to you during the period that the Target Date Retirement Benefit is part of your Contract. However, if you remove the Target Date Retirement Benefit from your Contract, these restrictions will no longer apply on or after the rider termination date.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under the Target Date Retirement Benefit.

REMOVING THE TARGET DATE RETIREMENT BENEFIT FROM YOUR CONTRACT
Once you select the Target Date Retirement Benefit, you can remove it from your Contract at any time. If you remove the Target Date Retirement Benefit from your Contract, it will not be available for future selection. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove the Target Date Retirement Benefit from your Contract if you can replace it with the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, as discussed in section 11, Selection of Optional Benefits. You can request the removal of the Target Date Retirement Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after we receive your request in good order at our Service Center. If you remove the Target Date Retirement Benefit from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

THE TARGET VALUE DATE
We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You select the initial Target Value Date when you add the Target Date Retirement Benefit to your Contract. The earliest initial Target Value Date you can select is seven Contract Years after the rider effective date and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner's 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant's 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while the Target Date Retirement Benefit is in effect. If the Target Value Date does not fall on a Business Day, we will apply a credit to your Contract Value on the next Business Day.

Before the older Owner's 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant's 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least seven Contract Years after we process your request for the reset and the latest

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

Target Value Date is the Contract Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.

Once we apply a credit to your Contract Value under the Target Date Retirement Benefit, the credit becomes part of your Contract Value and is available for immediate withdrawal. Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. Because the credit increases your Contract Value, it will also increase the total dollar amount (but not the percentage) of the M&E charge you pay. We will apply the credit to your Contract before we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses - Withdrawal Charge.

CALCULATING THE TARGET VALUE
We only calculate the Target Value while the Target Date Retirement Benefit is in effect. If you select the Target Date Retirement Benefit at Contract issue, the Target Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Contract Anniversary. If you select the Target Date Retirement Benefit after issue, the Target Value is the highest Contract Value on the rider effective date or on any subsequent Contract Anniversary. We adjust the Target Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. Additional Purchase Payments will increase the Target Value on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the Target Value proportionately based on the percentage of Contract Value withdrawn (including withdrawal charges) or annuitized. If your Contract Value is less than the Target Value on any Target Value Date, we will apply a credit your Contract Value to equal the Target Value. For more details and examples of how we calculate the Target Value, please see Appendix C.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH THE TARGET DATE RETIREMENT BENEFIT WHILE THE BENEFIT IS IN EFFECT. BY SELECTING THIS BENEFIT, YOU ARE CONSENTING TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Target Date Retirement Benefit, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit. For more information on the Investment Option groups and the restrictions on allocations to these groups, please see Tables 1, 2 and 3 in Appendix D - Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

We limit the amount of Contract Value you can allocate to the Investment Options in Group A to a maximum of between 30% and 5%, and we limit the amount of Contract Value you can allocate to the Investment Options in the combined Groups A, B and X to a maximum of between 95% and 35%. We require you to allocate a minimum of between 5% and 65% of your Contract Value to the Investment Options in Group Y. The minimum and maximum you can allocate to the groups depends on the number of years until the initial Target Value Date and the Contract Value as a percentage of Target Value.

The maximums decrease and the minimum increases as the number of years until the initial Target Value Date decreases and as the comparison of Contract Value as a percentage of Target Value decreases. However, we limit the amount by which the maximums can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR. IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER CHANGES TO THE ALLOCATION OF YOUR CONTRACT VALUE TO THE INVESTMENT OPTIONS OVER TIME AND

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. Once we reduce the maximum amount of Contract Value we allow in Group A, or in the combined Groups A, B and X, it will never increase unless you are able to reset the initial Target Value Date AND the new maximum allowable allocation is greater than your current required allocation.

On each Quarterly Anniversary, we automatically rebalance the amount of Contract Value in each of the Investment Options as discussed in Appendix D. Quarterly rebalancing will continue until the termination of the Target Date Retirement Benefit. This rebalancing applies to all of your selected Investment Options, and not just the ones that are in Groups A, B or X. On each Quarterly Anniversary we will return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments if these instructions comply with the current maximum allowable allocation for Contract Value in Group A, and the combined Groups A, B and X. However, if your most recent allocation instructions for future Purchase Payments do not meet these maximum limitations, we will rebalance your Contract Value according to the required allocations as described in Appendix D. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

If you add the Target Date Retirement Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with the maximum allowable allocations. We will not allow you to add the Target Date Retirement Benefit to your Contract until you have reallocated your Contract Value to comply with the maximum allowable allocations. We will only allow you to make transfers to and from the Investment Option groups as long as you do not exceed the current maximum allowable allocations. However, transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation for each Investment Option that we established on the most recent Quarterly Anniversary. (For more information, please see Appendix D.) THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN THE TARGET DATE RETIREMENT BENEFIT TERMINATES.

We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

TERMINATION OF THE TARGET DATE RETIREMENT BENEFIT
The Target Date Retirement Benefit will terminate upon the earliest of the following.
o The Business Day we process your request to remove the Target Date
  Retirement Benefit from the Contract (the rider termination date).
o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then Target Date Retirement Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

11.b THE LIFETIME PLUS BENEFITS
The Lifetime Plus Benefit and Lifetime Plus 8 Benefit are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit. Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. These benefits are available with the other optional benefits as discussed in section 11, Selection of Optional Benefits.

Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus Benefit and Lifetime Plus 8 Benefit. Each of these benefits provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. The Lifetime Plus Benefit has a higher Lifetime Plus Payment percentage than what is available under the Lifetime Plus 8 Benefit and offers the ability to begin payments before age 65. The Lifetime Plus 8 Benefit offers the maximum potential initial payment but the simple interest increases do not begin until age 60 and you must wait to begin payments until age 65. Lifetime Plus Payments are annual payments that we initially calculate using your "Benefit Base," your "age band payment percentage," and whether you select single or joint Lifetime Plus Payments as described in this section of the prospectus. There is an additional M&E charge for each of these benefits and that charge may increase or decrease in certain situations. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges.

Your annual maximum Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your annual maximum Lifetime Plus Payments may increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals. You can also control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at anytime. For more information regarding the Cumulative Withdrawal Benefit, please see the "Lifetime Plus Payments - The Cumulative Withdrawal Benefit" discussion later in this section.


You can choose either the Lifetime Plus Benefit or Lifetime Plus 8 Benefit once, either at Contract issue or on a subsequent Contract Anniversary, subject to certain age restrictions. You can also remove your chosen benefit before you exercise it. However, if your Contract includes the No Withdrawal Charge Option, you can only remove the Lifetime Plus Benefit or Lifetime Plus 8 Benefit if you can replace it with another benefit as set out in section 11, Selection of Optional Benefits. If you remove the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, you cannot reselect it in the future. If you select one of these benefits, you can exercise it and begin receiving Lifetime Plus Payments at any time, subject to certain restrictions. Also, if you select one of these benefits, we will restrict the Investment Options to which you can allocate money under your Contract.

If you select one of these benefits, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the sole Covered Person, or joint Lifetime Plus Payments for the lifetime of both joint Covered Persons. For joint Lifetime Plus Payments, the joint Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the benefit to your Contract. If your Contract includes the Lifetime Plus Benefit, on the date Lifetime Plus Payments begin (the Benefit Date), no Covered Person can be age 91 or older. If your Contract includes the Lifetime Plus 8 Benefit, on the Benefit Date all Covered Persons must be at least age 65 and no Covered Person can be age 91 or older. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING ONE OF THE LIFETIME PLUS BENEFITS.
o Neither of these benefits create Contract Value or guarantee the performance of any Investment Option.
o You can remove the Lifetime Plus Benefit or Lifetime Plus 8 Benefit from your Contract provided that you do so before you exercise it. If you remove one of these benefits from your Contract you cannot reselect it but you may be able to replace it. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove one of these benefits from your Contract if you can replace it. For more details regarding the replacement of these benefits, see section 11, Selection of Optional Benefits.
o Contracts with the Lifetime Plus Benefit or Lifetime Plus 8 Benefit are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.
o Under the Lifetime Plus Benefit you cannot begin receiving Lifetime Plus Payments if any Covered Person is age 91 or older. Under the Lifetime Plus 8 Benefit you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or if any Covered Person is age 91 or older. If you do not exercise the benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.
o If a surviving spouse is below the age of 59 1/2 and has joint Lifetime
  Plus Payments that will continue, the payments will be reported as a premature distribution according to the Code.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE TERMINATED UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.
  - If you terminate Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments. However, the ability to terminate Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.
  - If you terminate Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.
o If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. Allocations to the Cumulative Withdrawal Value (the difference between the maximum Lifetime Plus Payment that you are entitled to and the actual Lifetime Plus Payment you received) do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries upon death. (See the "Cumulative Withdrawal Benefit" discussion later in this section.)

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

ADDING THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT TO YOUR CONTRACT
You can add the Lifetime Plus Benefit to your Contract once, either at Contract issue or on a Contract Anniversary, subject to the following age restrictions. The sole Covered Person must be at least age 55, the younger Covered Person must be at least age 60, and no Covered Person can be age 81 or older at the time you select the Lifetime Plus Benefit. YOU CANNOT ADD THE LIFETIME PLUS BENEFIT TO A CONTRACT BEFORE AGE 55 FOR SINGLE LIFETIME PLUS PAYMENTS, OR BEFORE THE YOUNGER COVERED PERSON REACHES AGE 60 FOR JOINT LIFETIME PLUS PAYMENTS, OR AFTER A COVERED PERSON REACHES AGE 81. THEREFORE, YOU CANNOT SELECT JOINT LIFETIME PLUS PAYMENTS UNDER THE LIFETIME PLUS BENEFIT IF THERE IS MORE THAN A 20-YEAR AGE DIFFERENCE BETWEEN SPOUSES.


If you do not select either of these benefits at Contract issue, you may be able to select one later if it is still available by completing the appropriate form. However, you cannot add either of these benefits to your Contract and have the Target Date Retirement Benefit at the same time. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008
rider effective date must be at least either $25,000 if you also selected the No Withdrawal Charge Option, or $10,000. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the selected benefit after the Issue Date on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add one of these benefits to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for your selected benefit and the payment type (single life or joint life) that is in effect for a newly issued Contract as of the rider effective date. We guarantee that the additional M&E charge will not exceed the maximum additional M&E charge set forth in the Fee Table of the prospectus you receive at that time. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select one of these benefits, the additional expenses associated with it will continue until the earlier of its termination or your Contract Value is reduced to zero.


If you add either of these benefits to your Contract, the flexible rebalancing program will not be available to you during the period that the benefit is part of your Contract.


REMOVING THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT FROM YOUR CONTRACT Once you select the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, you can remove it from your Contract at any time before you exercise it. If you remove one of these benefits from your Contract, then neither of these benefits will be available for future selection. However, we allow a special one time replacement of the Lifetime Plus Benefit with the Lifetime Plus 8 Benefit as set out in section 11, Selection of Optional Benefits. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove the Lifetime Plus Benefit or Lifetime Plus 8 Benefit from your Contract if you can replace it with another benefit, as discussed in section 11, Selection of Optional Benefits. You can request the removal of the Lifetime Plus Benefit or Lifetime Plus 8 Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in good order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

Although you cannot remove the Lifetime Plus Benefit or Lifetime Plus 8 Benefit from your Contract after Lifetime Plus Payments begin, you can terminate it by:
o taking an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay (however, this option is only available if your Contract Value is greater than the Cumulative Withdrawal Value); or
o requesting Annuity Payments under a Full Annuitization based on the greater of the entire Contract Value or Cumulative Withdrawal Value, less any deduction we make to reimburse ourselves for premium tax that we pay.

NOTE: If you terminate your Lifetime Plus Benefit by taking an Excess Withdrawal or a Full Annuitization:
o your Lifetime Plus Payments will stop and neither of these benefits will be available for future selection,
o the Accumulation Phase of the Contract will end,
o the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered
  Person subject to the age restriction for adding the Lifetime Plus Benefit or Lifetime Plus 8 Benefit to your Contract.
For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o Non-Qualified Contracts:
  -  spouses must be Joint Owners; or
  - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
  - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o Qualified Contracts:
  - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
  - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

After we issue the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, you cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person after we issue the benefit if you selected joint Lifetime Plus Payments. YOU CAN MAKE THIS CHANGE ONLY ONCE.

Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary*, as applicable) that occurs immediately after we receive your request in good order at our Service Center. If you remove a joint Covered Person from your Contract, we will change the M&E charge for your selected benefit only if that amount differs from the current additional M&E charge on your Contract. If we are still offering your selected benefit, we will change the charge to equal the current additional M&E charge for your selected benefit with single Lifetime Plus Payments that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge.

HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT WITH SINGLE LIFETIME PLUS PAYMENTS THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVE AT THAT TIME. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your annual maximum Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the "Lifetime Plus Payments" discussion later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE: FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until the Lifetime Plus Benefit or Lifetime Plus 8 Benefit terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. If the Joint Owners are spouses, Lifetime Plus Payments will stop with the death of any Owner unless the surviving spouse Joint Owner is the Covered Person and chooses to continue the Contract. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS
o You can no longer remove the Lifetime Plus Benefit or Lifetime Plus 8
  Benefit from the Contract.
o Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o The free withdrawal privilege will no longer be available to you.
  However, Lifetime Plus Payments and Cumulative Withdrawals (if available) are not subject to a withdrawal charge but they will reduce the Withdrawal Charge Basis.
o Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving Lifetime Plus Payments, are subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.
o Any Excess Withdrawal will reduce your annual maximum Lifetime Plus
  Payment proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. HOWEVER, IF YOU TAKE AN EXCESS WITHDRAWAL OF YOUR ENTIRE REMAINING CONTRACT VALUE, OR YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO BELOW THE ACCEPTABLE MINIMUM, YOUR PAYMENTS WILL STOP AND YOUR BENEFIT WILL TERMINATE ON THE BUSINESS DAY YOU TOOK THE EXCESS WITHDRAWAL.
o The systematic withdrawal program will no longer be available to you. If you are participating in this program, your participation will stop.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
  -  an Owner dies and the spouse continues the Contract, or
  - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit will continue until the earlier of its termination or the total depletion of your Contract Value.
o The additional M&E charge for the Lifetime Plus 8 Benefit will decrease as indicated in the Fee Tables and section 6, Expenses, but it will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). For more information, please see section 10, Death Benefit
  - Traditional Death Benefit, and Appendix E - Quarterly Anniversary Value Calculation and Examples - Calculating the Quarterly Anniversary Value under the Quarterly Value Death Benefit.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal (including any withdrawal charge).
o Resets of the 5% Annual Increase under the Lifetime Plus Benefit or the 8% Annual Increase under the Lifetime Plus 8 Benefit are no longer available.
o We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value; the 5% Annual Increase under the Lifetime Plus Benefit; and the 8% Annual Increase under the Lifetime Plus 8 Benefit. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value available under that benefit.
o We may apply an annual payment increase to your annual maximum Lifetime
  Plus Payment on every Benefit Anniversary after your Lifetime Plus Payments have begun and before the older Covered Person's 91st birthday. If we increase your annual maximum Lifetime Plus Payment, we reserve the right to change the additional M&E charge for your selected benefit and payment type (single life or joint life) as of the next fifth Benefit Anniversary, subject to the maximum M&E charge. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your annual maximum Lifetime Plus Payment on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION. However, terminating Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.

LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center. Under the Lifetime Plus Benefit the first available Benefit Date you can select is the one that occurs after the Issue Date. Under the Lifetime Plus 8 Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 65th birthday. Under both benefits, the last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday.

For the Lifetime Plus Benefit, you cannot exercise the benefit if any Covered Person is age 91 or older. For the Lifetime Plus 8 Benefit, you cannot exercise the benefit if any Covered Person is younger than age 65 or age 91 or older. Therefore, under the Lifetime Plus 8 Benefit joint Lifetime Plus Payments will never be available if there is more than a 25-year age difference between spouses. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. IF THE BENEFIT TERMINATES BEFORE YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY EXPLICIT ADVANTAGE FROM SELECTING IT.

NOTE: IF YOU ADD THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE OR 8% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or the 15th of a calendar month.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual actual Lifetime Plus Payment divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise the Lifetime Plus Benefit, we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus Benefit we base the initial payment on the Benefit Base (for more information, see "The Benefit Base" discussion later in this section) and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

 SINGLE LIFETIME PLUS PAYMENTS -           ANNUAL MAXIMUM
 AGE BAND OF THE COVERED PERSON   LIFETIME PLUS PAYMENT PERCENTAGE
-------------------------------------------------------------------
            55 to 59                             4%
            60 to 69                             5%
            70 to 79                             6%
           80 or older                           7%

     JOINT LIFETIME PLUS PAYMENTS -               ANNUAL MAXIMUM
 AGE BAND OF THE YOUNGER COVERED PERSON  LIFETIME PLUS PAYMENT PERCENTAGE
--------------------------------------------------------------------------
                60 to 69                                5%
                70 to 74                               5.5%
                75 to 79                                6%
              80 or older                               7%

Under the Lifetime Plus 8 Benefit, we base the initial payment on the Benefit Base and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:


                   AGE BAND OF THE COVERED PERSON                              ANNUAL MAXIMUM
(OR YOUNGER OF THE COVERED PERSONS FOR JOINT LIFETIME PLUS PAYMENTS)  LIFETIME PLUS PAYMENT PERCENTAGE
                              65 TO 79                                               5%
                            80 OR OLDER                                              6%

Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage based on the age of the Covered Person multiplied by the Contract Value is greater than the current annual maximum Lifetime Plus Payment (for more information see "Automatic Annual Payment Increases to the Lifetime Plus Payments" next in this section). However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN ON THE NEXT BENEFIT ANNIVERSARY AFTER THE WITHDRAWAL. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR BENEFIT TO TERMINATE.

The annual maximum Lifetime Plus Payment percentage for each age band that is listed in the tables above is set on the rider effective date and will not change during the life of the Contract. However, we may use different percentages and age bands for newly issued Contracts in the future.

The initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure the initial actual Lifetime Plus Payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

If you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.


Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero. On and after the date that your Contract Value is reduced to zero, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was reduced to zero.


You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o If you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution. We will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while the benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section).

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.
o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of any Joint Owner.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.
o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who is also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) If on the maximum permitted Income Date you were receiving Lifetime Plus Payments, we guarantee you will receive the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or the Cumulative Withdrawal Value (if available) under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

THE CUMULATIVE WITHDRAWAL BENEFIT
The Cumulative Withdrawal Benefit is not a separate benefit that you can select. It is automatically part of the Lifetime Plus 8 Benefit, and we are also adding it to the Lifetime Plus Benefit. Owners that select the Lifetime Plus Benefit and have a rider effective date of September 22, 2008 and later will automatically receive this benefit as part of their rider. In addition, we will send Owners that selected the Lifetime Plus Benefit and have a rider effective date that is before September 22, 2008 a new version of the rider containing the Cumulative Withdrawal Benefit. NOTE: The Cumulative Withdrawal Benefit does not reduce or remove any of features of the Lifetime Plus Benefit or Lifetime Plus 8 Benefit. Also, there is no additional fee or charge for the Cumulative Withdrawal Benefit.


The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before your Contract Value is reduced to zero. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is reduced to zero you are required to take the maximum payment. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) AND THE CHANGE WILL REMAIN IN EFFECT UNTIL YOU REQUEST ANOTHER CHANGE OR UNTIL YOUR CONTRACT VALUE IS REDUCED TO ZERO.

Each time you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount (the maximum Lifetime Plus Payment minus the actual Lifetime Plus Payment) to the Cumulative Withdrawal Value. Amounts added to the Cumulative Withdrawal Value will not reduce your Contract Value or your death benefit until they are withdrawn as a Cumulative Withdrawal. IF YOU TAKE LESS THAN THE ANNUAL MAXIMUM LIFETIME PLUS PAYMENT YOU ARE ENTITLED TO IN A BENEFIT YEAR, YOU COULD REDUCE THE CHANCE THAT YOU WILL RECEIVE ANY INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT. (For more information see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appears next in this section.) IN ADDITION, ALLOCATIONS TO THE CUMULATIVE WITHDRAWAL VALUE DO NOT EARN INTEREST OR PARTICIPATE IN THE PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, AND THE CUMULATIVE WITHDRAWAL VALUE IS NOT AVAILABLE TO YOUR BENEFICIARIES UPON DEATH.

You can take withdrawals from your Cumulative Withdrawal Value at anytime. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge. However, each Cumulative Withdrawal will reduce your Contract Value, Withdrawal Charge Basis, and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is reduced to zero for any reason other than an Excess
Withdrawal:
o we will send you any remaining Cumulative Withdrawal Value,
o your Cumulative Withdrawal Benefit will terminate,
o you will receive your maximum Lifetime Plus Payment (actual Lifetime
  Plus Payments are not available after the Contract Value is reduced to zero) at the payment frequency you previously selected, and
o your Lifetime Plus Payments will continue as indicated in the "Termination of the Lifetime Plus Benefit" discussion that appears later in this section.

However, if your Contract Value is reduced to zero because of an Excess Withdrawal, we will send you any remaining Cumulative Withdrawal Value and both your Cumulative Withdrawal Benefit and your selected benefit will terminate.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after the Benefit Date and before the older Covered Person's 91st birthday, we may increase your annual maximum Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the annual maximum Lifetime Plus Payment increases based on the age of the Covered Person and/or the Contract Value as follows.


If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit
Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases 5%, your annual maximum Lifetime Plus Payment will increase 5%. In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary. IF YOUR ANNUAL ACTUAL LIFETIME PLUS PAYMENT IS LESS THAN THE ANNUAL MAXIMUM YOU ARE ENTITLED TO, AN AUTOMATIC ANNUAL INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT MAY NOT INCREASE THE ACTUAL LIFETIME PLUS PAYMENT YOU RECEIVE. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum; which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR ON OR AFTER THE BUSINESS DAY YOUR CONTRACT VALUE IS REDUCED TO ZERO.


If you receive an annual payment increase to your annual maximum Lifetime Plus Payment on the current Benefit Anniversary or any of the previous four Benefit Anniversaries we may change the additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries). If we are still offering your selected benefit, we will change the charge to equal the current additional M&E charge for your selected benefit and payment type (single life or joint life) that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge for the benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVE AT THAT TIME.

We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. However, if you have not received an increase to your annual maximum Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for your selected benefit.

We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer be eligible to receive future annual payment increases to your annual maximum Lifetime Plus Payments, but you will keep the most recent annual payment increase. Also, your annual maximum Lifetime Plus Payment amount will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until your benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME THAT YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with your benefit, then you continue to be eligible to receive future annual payment increases.

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You select single Lifetime Plus Payments under the Lifetime Plus Benefit when you are age 57. You are the only Owner and are also the Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. Your initial annual Lifetime Plus Payment is $4,200 ($105,000 x 4%).

                           AGE CONTRACT VALUE ANNUAL LIFETIME PLUS PAYMENT ANNUAL PAYMENT PERCENTAGE
Benefit Date               57     $100,000               $4,200                       4%
First Benefit Anniversary  58     $102,000               $4,284                       4%
Second Benefit Anniversary 59     $98,000                $4,284                       4%
Third Benefit Anniversary  60     $100,000               $5,000                       5%

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,200 x 1.02 = $4,284).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. On the second Benefit Anniversary you are age 59 and there is also no annual payment increase as a result of your crossing an age band.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,284 x 1.02 = $4,370). However, on this Benefit Anniversary you have also crossed an age band and your Lifetime Plus Payment percentage has increased to 5%. We then compare the payment based on the new Lifetime Plus Payment percentage and current Contract Value ($100,000 x 0.05 = $5,000) to the current payment (which has been increased to $4,370 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the payment to $5,000.

EXAMPLE OF THE EFFECT OF THE CUMULATIVE WITHDRAWAL BENEFIT
o Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $3,000 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

                    AGE CONTRACT    ANNUAL PAYMENT   ANNUAL MAXIMUM LIFETIME PLUS  ANNUAL ACTUAL LIFETIME PLUS       CUMULATIVE
                          VALUE       PERCENTAGE                PAYMENT                      PAYMENT              WITHDRAWAL VALUE
BENEFIT DATE        57  $100,000          4%                    $4,200                        $3,000                   $1,200
FIRST BENEFIT       58  $103,000          4%                    $4,200                        $3,000                   $2,400
ANNIVERSARY
SECOND BENEFIT      59  $106,000          4%                    $4,240                        $3,000                   $3,640
ANNIVERSARY
THIRD BENEFIT       60  $  99,000         5%                    $4,950                        $4,950                   $3,640
ANNIVERSARY
FOURTH BENEFIT      61  $102,000          5%                    $5,100                        $5,100                   $3,640
ANNIVERSARY

o On the Benefit Date we pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 - $3,000 = $1,200).

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($103,000 - $100,000) / $100,000 = 3%. However, because your actual Lifetime
  Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (4% x $103,000 = $4,120) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,200 - $3,000 = $1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.

o On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year, we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (4% x $106,000 = $4,240) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($3,000) will not change. We will then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,240 - $3,000 = $1,240) to your Cumulative Withdrawal Value, which increases that amount to $3,640.

o On the third Benefit Anniversary, although your actual Lifetime Plus
  Payment was less than the maximum Lifetime Plus Payment during the last Benefit Year, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $99,000 = $4,950), to the current maximum payment ($4,240), and we increase your annual maximum Lifetime Plus Payment to this higher amount. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $4,950. However, because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.

o On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of the increase is ($102,000 - $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your annual maximum Lifetime Plus Payment ($4,950 x 1.0303 = $5,100). Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,100, but your Cumulative Withdrawal Value will not increase.
o You can take payments from your Cumulative Withdrawal Value at anytime while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is reduced to zero while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in the discussion "Termination of the Lifetime Plus Benefit" later in this section. Cumulative Withdrawals do not reduce your Lifetime Plus Payments. However, your Cumulative Withdrawal Value does not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries upon the death.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT

                           CONTRACT       ANNUAL PAYMENT         ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS      CUMULATIVE WITHDRAWAL
                            VALUE           PERCENTAGE                         PAYMENT                            VALUE
THIRD BENEFIT              $ 99,000             5%                             $4,950                            $3,640
ANNIVERSARY
FOURTH BENEFIT            $  91,000             5%                            $4,669.86                            $0
ANNIVERSARY

o Continuing the previous example, assume that during the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000. First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal of $3,640. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 - $3,640 = $94,360.
o The remainder of the withdrawal ($8,820 - $3,640 = $5,180) is an Excess Withdrawal. We do not reduce the Excess Withdrawal for the free withdrawal privilege because this privilege is not available once Lifetime Plus Payments have begun. The Excess Withdrawal is a partial withdrawal and is subject to a 3% withdrawal charge, which we calculate as $5,180 / (1 - 0.03) = $5,180 / 0.97 = $5,340.21. The Excess Withdrawal and the
  withdrawal charge also reduce the Contract Value on a dollar for dollar basis ($94,360 - $5,340.21 = $89,019.79). As a percentage of Contract Value, the
  Excess Withdrawal (including the withdrawal charge) represents 5.66% of Contract Value ($5,340.21 / $94,360 = 5.66%).
o On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 5.66% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $4,950 - (5.66% x $4,950) = $4,950 - $280.14 = $4,669.86. Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $4,669.86 and your Cumulative Withdrawal Value will remain at zero.


THE BENEFIT BASE
We base the initial Lifetime Plus Payments on the Benefit Base and the age band payment percentage of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.

On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:
o the Contract Value,
o the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase, or
o for the Lifetime Plus 8 Benefit, the 8% Annual Increase.

NOTE: The greater the Benefit Base, the greater the Lifetime Plus Payment you will receive.

Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT, WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE OR THE 8% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE. If you have not exercised the Lifetime Plus Benefit as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate it.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: YOU WILL NOT RECEIVE THE AMOUNT OF THE BONUS CREDITED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE OR THE 8% ANNUAL INCREASE THAT ARE BASED ON PURCHASE PAYMENTS.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
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THE QUARTERLY ANNIVERSARY VALUE
If you select the Lifetime Plus Benefit or Lifetime Plus 8 Benefit at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select your benefit after issue, the Quarterly Anniversary Value is the highest Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Under the 5% Annual Increase we guarantee that, if you select the Lifetime Plus Benefit at issue and all Purchase Payments are received within 90 days of the Issue Date, then the Benefit Base will at least equal total Purchase Payments plus 5% of those payments on each of the next ten Contract Anniversaries.

Under the 5% Annual Increase we guarantee that, if you select the Lifetime Plus Benefit after the Issue Date, or if the 5% Annual Increase is reset, and you make no additional Purchase Payments after the rider effective date or after the reset anniversary, then the Benefit Base will at least equal the Contract Value as of the rider effective date or reset anniversary plus 5% of that initial Contract Value from the rider effective date or the reset anniversary on each of the next ten Contract Anniversaries.

If any additional Purchase Payments are received more than 90 days after the Issue Date - or if they are received after the rider effective date or reset anniversary - then we will add these Purchase Payments to the 5% Annual Increase on the Business Day we receive them, and we will add 5% of these payments to the 5% Annual Increase on each of the second through eleventh Contract Anniversaries after we receive the payments.

We adjust the 5% Annual Increase proportionately for each partial withdrawal and Partial Annuitization.

For more details and examples of how we calculate the 5% Annual Increase, please see Appendix F.

RESETTING THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before the Benefit Date, we automatically reset the 5% Annual Increase to equal the Contract Value if that amount is greater than 5% Annual Increase on the Contract Anniversary. If we automatically reset the 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life). If we are still offering the Lifetime Plus Benefit, we will change the charge to equal the current additional M&E charge for your selected benefit and payment type (single life or joint life) that is available as of the reset anniversary. If we are no longer offering the Lifetime Plus Benefit, we reserve the right to declare a new additional M&E charge for the benefit. We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract.

We will notify you of any pending increase in the additional M&E charge and give you 30 days to accept the higher additional M&E charge or opt out of future automatic resets. If you accept the higher additional M&E charge, then we will increase the charge 60 days after the reset anniversary, or the next Business Day if the 60th day is not a Business Day.

If instead you "opt out" of future automatic resets, we will not adjust the additional M&E charge and you will no longer receive any automatic resets, but you will keep the most recent automatic reset you received. However, if you opt out of the automatic resets before the older Covered Person's 81st birthday and before the Benefit Date, you will still be able to request a manual reset. You can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your manual reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your manual reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary.

If you request a manual reset of the 5% Annual Increase, we will also change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life). If we are still offering the Lifetime Plus Benefit, we will change the charge to equal the current additional M&E charge for your selected benefit and payment type (single life or joint life) that is available as of the reset anniversary. If we are no longer offering the Lifetime Plus Benefit, we reserve the right to declare a new additional M&E charge for the benefit. We will only change the additional M&E charge for your benefit if this amount differs from


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008
the current additional M&E charge on your Contract. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day.

IF THERE IS A RESET TO THE 5% ANNUAL INCREASE WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) YOU SELECTED WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVE AT THAT TIME.

If we change the additional M&E charge we will adjust the number of Accumulation Units so that the Contract Value on the day that we increase the charge will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE: You cannot request a reset:
o if the Contract Value is less than the 5% Annual Increase,
o on or after the older Covered Person's 81st birthday,
o on or after the Benefit Date that you exercise the Lifetime Plus
  Benefit, or
o on or after the Income Date that you take a Full Annuitization.


THE 8% ANNUAL INCREASE UNDER THE LIFETIME PLUS 8 BENEFIT
CALCULATING THE 8% ANNUAL INCREASE: Under the 8% Annual Increase we guarantee that, if you select the Lifetime Plus 8 Benefit at issue and all Purchase Payments are received on or before the first Quarterly Anniversary, then:
o during the Increase Period the 8% Annual Increase will at least equal total Purchase Payments, increased at a simple quarterly interest rate of 2% on each Quarterly Anniversary; and
o before and after the Increase Period the 8% Annual Increase will not receive the simple quarterly interest rate increase. However, we calculate the 8% Annual Increase before, during and after the Increase Period, and it may also increase due to a reset when the Contract Value is greater, as described below.

The Increase Period is different than the period during which we calculate the 8% Annual Increase. We calculate the 8% Annual Increase from the rider effective date until the earlier of the older Covered Person's 91st birthday, or the Benefit Date on which Lifetime Plus Payments begin. However, we calculate the Increase Period beginning on the first Quarterly Anniversary after the Increase Start Date and ending on the earlier of the Contract Anniversary that occurs
20 years after the Increase Start Date, or the Benefit Date. The Increase Start Date is the Contract Anniversary that occurs on or immediately after the sole Covered Person's 60th birthday, or the younger joint Covered Person's 65th birthday. However, if on the Issue Date the sole Covered Person is age 60 or older, or the younger joint Covered Person is age 65 or older, the Increase Start Date will be the Issue Date.

Under the 8% Annual Increase we guarantee that, if you select the Lifetime Plus 8 Benefit after the Issue Date and you make no additional Purchase Payments after the rider effective date, then:
o during the Increase Period the 8% Annual Increase will at least equal the Contract Value as of the rider effective date, increased at a simple quarterly interest rate of 2% on each Quarterly Anniversary; and
o before and after the Increase Period the 8% Annual Increase will not receive the simple quarterly interest rate increase. However, we calculate the 8% Annual Increase before, during and after the Increase Period, and it may also increase due to a reset when the Contract Value is greater, as described below.


If we receive any additional Purchase Payments after the first Quarterly Anniversary - or, if we receive them at any time after the rider effective date
- then we will add these payments to the 8% Annual Increase as follows.


o We will add the Purchase Payment to the 8% Annual Increase on the Business Day we receive it, but if the payment is received during the Increase Period we will not apply the 2% simple quarterly interest rate increase to the Purchase Payment until the second Quarterly Anniversary after we receive it.

If your Contract Value is greater than the 8% Annual Increase on the first and later Quarterly Anniversaries after the rider effective date - then we will reset the 8% Annual Increase to equal the Contract Value. During the Increase Period we will also then increase this amount minus any Purchase Payments received on or after the previous Quarterly Anniversary at the simple quarterly interest rate of 2% on each Quarterly Anniversary that occurs after the reset but during the Increase Period.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
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We adjust the 8% Annual Increase proportionately for each partial withdrawal and Partial Annuitization.

IF YOU ADD THE LIFETIME PLUS 8 BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80 WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT AVAILABLE TO YOU FROM THE 8% ANNUAL INCREASE. KEEP IN MIND THAT THE BENEFIT DATE MUST OCCUR ON EITHER THE 1ST OR 15TH OF A CALENDAR MONTH.

For more details and examples of how we calculate the 8% Annual Increase, please see Appendix G.

AUTOMATIC RESETS OF THE 8% ANNUAL INCREASE UNDER THE LIFETIME PLUS 8 BENEFIT Before the older Covered Person's 91st birthday and before the Benefit Date, we automatically reset the 8% Annual Increase to equal the Contract Value if the Contract Value is greater than the 8% Annual Increase on the first and later Quarterly Anniversaries after the rider effective date. AN AUTOMATIC RESET OF THE 8% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS SECTION.

IF WE RESET THE 8% ANNUAL INCREASE AT ANY TIME DURING THE CONTRACT YEAR, WE MAY CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 8 BENEFIT ON THE NEXT CONTRACT ANNIVERSARY. If we are still offering the Lifetime Plus 8 Benefit, we will change the charge to equal the current additional M&E charge for the Lifetime Plus 8 Benefit and your selected payment type (single life or joint life) that is available as of that anniversary. If we are no longer offering the Lifetime Plus 8 Benefit, we reserve the right to declare a new additional M&E charge for the benefit. We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 8 BENEFIT AND YOUR SELECTED PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVE AT THAT TIME.

We will not change the additional M&E charge for the Lifetime Plus 8 Benefit on a Contract Anniversary if you have not received a reset to the 8% Annual Increase during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 8 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus 8 Benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus 8 Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 8% Annual Increase, but you will keep all previous resets. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 8 BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you do not decline the increase to the additional M&E charge associated with the Lifetime Plus 8 Benefit, then you continue to be eligible to receive future resets.

NOTE: YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE 8% ANNUAL INCREASE AT A HIGHER ADDITIONAL M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER ADDITIONAL M&E CHARGE.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT. BY SELECTING ONE OF THESE BENEFITS, YOU ARE CONSENTING TO HAVE US REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
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We will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows.
o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP
  A AND GROUP B INVESTMENT OPTIONS.
o WE DO NOT LIMIT THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE
  GROUP C INVESTMENT OPTIONS.

                                GROUP A INVESTMENT OPTIONS
AZL Columbia Technology Fund              AZL Small Cap Stock Index Fund
AZL Dreyfus Premier Small Cap Value Fund  AZL Turner Quantitative Small Cap Growth Fund
AZL Franklin Small Cap Value Fund         AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Global Communications Securities Fund
AZL Schroder International Small Cap Fund PIMCO VIT CommodityRealReturn Strategy Portfolio


                               GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund       AZL Oppenheimer International Growth Fund
AZL Davis NY Venture Fund               AZL Oppenheimer Main Street Fund
AZL Dreyfus Founders Equity Growth Fund AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL First Trust Target Double Play Fund AZL S&P 500 Index Fund
AZL Jennison 20/20 Focus Fund           AZL TargetPLUS Equity Fund
AZL Jennison Growth Fund                AZL Van Kampen Comstock Fund
AZL Legg Mason Growth Fund              AZL Van Kampen Global Franchise Fund
AZL Legg Mason Value Fund               AZL Van Kampen Growth and Income Fund
AZL LMP Large Cap Growth Fund           AZL Van Kampen Mid Cap Growth Fund
AZL NACM International Fund             Mutual Discovery Securities Fund
AZL Neuberger Berman Regency Fund       Mutual Shares Securities Fund
AZL OCC Value Fund                      OpCap Mid Cap Portfolio
AZL Oppenheimer Global Fund             Templeton Growth Securities Fund


                                GROUP C INVESTMENT OPTIONS
AZL Fusion Balanced Fund              Franklin Templeton VIP Founding Funds Allocation Fund
AZL Fusion Growth Fund                Franklin U.S. Government Fund
AZL Fusion Moderate Fund              Franklin Zero Coupon Fund 2010
AZL Money Market Fund                 PIMCO VIT All Asset Portfolio
AZL TargetPLUS Balanced Fund          PIMCO VIT Emerging Markets Bond Portfolio
AZL TargetPLUS Growth Fund            PIMCO VIT Global Bond Portfolio (Unhedged)
AZL TargetPLUS Moderate Fund          PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund PIMCO VIT Real Return Portfolio
BlackRock Global Allocation V.I. Fund PIMCO VIT Total Return Portfolio
Franklin High Income Securities Fund  Templeton Global Income Securities Fund
Franklin Income Securities Fund

We will only allow you to make allocations and transfers to and from Group A and Group B Investment Options as long as you do not exceed these limitations. If you add the Lifetime Plus Benefit or Lifetime Plus 8 Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with these restrictions. We will not allow you to add one of these benefits to your Contract until you have reallocated your Contract Value to comply with these restrictions. THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.

In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. Once your money has been invested, the performance of the Investment Options may cause your chosen

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
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allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.


TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, Lifetime Plus Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.


TERMINATION OF THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS 8 BENEFIT
BEFORE THE BENEFIT DATE, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove the Lifetime Plus
  Benefit or Lifetime Plus 8 Benefit from the Contract (the rider termination date).
o The date of death of all Covered Persons.
o The older Covered Person's 91st birthday.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.

ON AND AFTER THE BENEFIT DATE THAT YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value. If you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information see section 3, The Annuity Phase.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
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o For joint Lifetime Plus Payments, the date of death of both Covered
  Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o Contract termination.


11.c OTHER OPTIONAL BENEFITS
QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. The Quarterly Value Death Benefit is available with all other optional benefits.

THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.
2.The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.

* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT: If you begin receiving Lifetime Plus Payments, then on and after the Benefit Date:
o the Quarterly Anniversary Value under the Quarterly Anniversary Value
  Death Benefit will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal;
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge); and
o the additional M&E charge associated with the Quarterly Value Death
  Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o Contract termination.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
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BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT. THE BONUS OPTION IS AVAILABLE WITH ONE OF THE FOLLOWING OPTIONAL BENEFITS: TARGET DATE RETIREMENT BENEFIT, LIFETIME PLUS BENEFIT, OR LIFETIME PLUS 8 BENEFIT. IT IS NOT AVAILABLE IF YOU SELECT EITHER THE SHORT WITHDRAWAL CHARGE OPTION OR THE NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.

THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.


We will credit the bonus to your Contract subject to the following terms.
1)We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
2)All gains and losses attributable to the bonus are part of your Contract
  Value.

3)If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments, but it is included in the guaranteed benefits that are based on Contract Value. We pay all bonus amounts from the general account assets of Allianz Life of New York.

Your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right to examine period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the Contract Value (which includes the bonus), that you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.

SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS AVAILABLE WITH ONE OF THE FOLLOWING OPTIONAL BENEFITS: TARGET DATE RETIREMENT BENEFIT, LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT. IT IS NOT AVAILABLE IF YOU SELECT EITHER THE BONUS OPTION OR NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE
SECTION 11, SELECTION OF OPTIONAL BENEFITS.

BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

NO WITHDRAWAL CHARGE OPTION
Owners can eliminate withdrawal charges under their Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E). Contracts with the No Withdrawal Charge Option require a higher initial Purchase Payment than all other types of Allianz Vision Contracts (for example, $25,000 rather than $10,000). The No Withdrawal Charge Option is not available if you select either the Bonus Option or Short Withdrawal Charge Option. ONCE YOU SELECT THE NO WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT.

If you select the No Withdrawal Charge Option you must also select one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, or Lifetime Plus 8 Benefit. In some instances the Target Date Retirement Benefit may not be available with the No Withdrawal Charge Option, please contact your registered representative for more information. If you select the No Withdrawal Charge Option, you may be able to remove the Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit if you can replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. None of the Lifetime Plus Benefits can be replaced after Lifetime Plus Payments have begun. For more information, please see section 11, Selection of Optional Benefits.

NOTE: YOU CANNOT SELECT THE TARGET DATE RETIREMENT BENEFIT IF THE OLDER OWNER IS AGE 81 OR OLDER (OR IF THE ANNUITANT IS AGE 81 OR OLDER FOR CONTRACTS OWNED BY A NON-INDIVIDUAL). YOU CANNOT SELECT THE LIFETIME PLUS BENEFIT IF THE SOLE COVERED PERSON IS UNDER AGE 55 (OR THE YOUNGER JOINT COVERED PERSON IS UNDER AGE 60), OR IF ANY COVERED PERSON IS AGE 81 OR OLDER. YOU CANNOT SELECT THE LIFETIME PLUS 8 BENEFIT IF THE OLDER COVERED PERSON IS AGE 81 OR OLDER. THEREFORE, IF YOU ARE UNABLE TO MEET THESE AGE RESTRICTIONS THE NO WITHDRAWAL CHARGE OPTION WILL NOT BE AVAILABLE TO YOU.

BECAUSE THE NO WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO WITHDRAW A PURCHASE PAYMENT DURING THE FIRST SEVEN YEARS AFTER WE RECEIVE IT. ALSO, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES YOU TO SELECT AN ADDITIONAL OPTIONAL BENEFIT, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO EXERCISE THIS REQUIRED BENEFIT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE NO WITHDRAWAL CHARGE OPTION, AND TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.


12.OTHER INFORMATION
ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life Insurance Company of North America, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $71,889,235.98 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the optional Lifetime Plus Benefit.

8% ANNUAL INCREASE - an amount used to determine the Benefit Base under the optional Lifetime Plus 8 Benefit.


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date under Lifetime Plus Benefit or Lifetime Plus 8 Benefit. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

BENEFIT BASE - the amount we use to calculate the initial Lifetime Plus Payment under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit.

BENEFIT DATE - the date you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit. This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.



      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The Bonus Option carries an additional M&E Charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but we do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit.

CUMULATIVE WITHDRAWAL - if you take a withdrawal while you are receiving Lifetime Plus Payments, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal. Cumulative Withdrawals are not subject to a withdrawal charge, but they will reduce your Contract Value and Withdrawal Charge Basis on a dollar for dollar basis.

CUMULATIVE WITHDRAWAL BENEFIT - a benefit under the Lifetime Plus Benefit and Lifetime Plus 8 Benefit that allows you to control the amount of Lifetime Plus Payments you receive.

CUMULATIVE WITHDRAWAL VALUE - under the Lifetime Plus Benefit and Lifetime Plus 8 Benefit, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value. The Cumulative Withdrawal Value is not payable to your Beneficiary upon death.


EXCESS WITHDRAWAL - for Contracts with the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, this is any portion of a withdrawal you take while you are receiving Lifetime Plus Payments that is greater than your Cumulative Withdrawal Value.


FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, and the death benefit will terminate. In addition, any periodic withdrawal or income payments other than Annuity Payments will stop, with the possible exception of Lifetime Plus Payments.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INCREASE PERIOD - under the Lifetime Plus 8 Benefit, this is the period during which we increase the 8% Annual Increase at a simple interest rate of 2% on each Quarterly Anniversary. The Increase Period starts on the first Quarterly Anniversary after the Increase Start Date and ends on the earlier of the Contract Anniversary that occurs 20 years after the Increase Start Date, or the Benefit Date.

INCREASE START DATE - under the Lifetime Plus 8 Benefit, this is the Contract Anniversary that occurs on or immediately after the sole Covered Person's 60th birthday, or the younger joint Covered Person's 65th birthday. However, if on the Issue Date the sole Covered Person is age 60 or older, or the younger joint Covered Person is age 65 or older, the Increase Start Date will be the Issue Date.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS BENEFIT - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge.

LIFETIME PLUS 8 BENEFIT - an optional benefit that may be available under this Contract for selection on or after Contract issue. The Lifetime Plus 8 Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit, the Benefit Base may be based on an amount that automatically grows Purchase Payments at 2% simple interest each quarter during the Increase Period, and if the Contract Value is greater than this amount on the Quarterly Anniversary, it locks in the Contract Value and grows that amount at 2% simple interest on subsequent Quarterly Anniversaries.

LIFETIME PLUS PAYMENT - the payment we make to you under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit. Lifetime Plus Payments are based on the Benefit Base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

NO WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and carries an additional M&E Charge. If you select the No Withdrawal Charge Option you must also select one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit or Lifetime Plus 8 Benefit.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit.

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or on any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at Contract issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E Charge.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E Charge.

TARGET DATE RETIREMENT BENEFIT - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Target Date Retirement Benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase called the Target Value Date. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit, we will restrict your flexibility in allocating Contract Value among the Investment Options, and we will transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options.

TARGET VALUE - a calculation used in determining whether your Contract will receive a credit on the Target Value Date under the Target Date Retirement Benefit.

TARGET VALUE DATE - the date on which we may apply a credit to your Contract Value under the Target Date Retirement Benefit. The Target Value Date will always occur on a Contract Anniversary.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE OF NEW YORK..................................2
EXPERTS...................................................2
LEGAL OPINIONS............................................2
DISTRIBUTOR...............................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.........3
FEDERAL TAX STATUS........................................3
  General.................................................3
  Diversification.........................................4
  Owner Control...........................................4
  Contracts Owned by Non-Individuals......................5
  Income Tax Withholding..................................5
  Required Distributions..................................5
  Qualified Contracts.....................................6
ANNUITY PROVISIONS........................................7
  Annuity Units/Calculating Annuity Payments..............7
MORTALITY AND EXPENSE RISK GUARANTEE......................7
FINANCIAL STATEMENTS......................................7
APPENDIX - CONDENSED FINANCIAL INFORMATION................8

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

15.PRIVACY AND SECURITY STATEMENT
JANUARY 2008
PRIVACY NOTICE REVISIONS:
Your privacy is a high priority for Allianz Life{reg-trade-mark} of NY. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting your personal information. Allianz Life of NY does not sell your personal information to anyone. We do not share your personal information with anyone for their own marketing purposes. For this reason no "opt-in," "opt-out" or authorization is required. We also do not share your personal information with any of our affiliated companies, except for the purpose of servicing your policy.

PERSONAL INFORMATION ABOUT YOU ALLIANZ LIFE OF NY COLLECTS

Allianz Life of NY collects personal information about you so that we can process the insurance transactions you request. We limit the amount of personal information collected to what we feel is needed to maintain your account. We may collect your personal information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us. Such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency. Such as a credit or motor vehicle report. The information in these reports may be kept by the consumer reporting agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather personal information. The cookies only enable you to use our website more easily.

PERSONAL INFORMATION ABOUT YOU ALLIANZ LIFE OF NY SHARES

Allianz Life of NY does not share personal information about current or former customers to anyone, except as "allowed by law." "Allowed by law" means that we may share your personal information, such as your name, address and policy information, as follows:
o To consumer reporting agencies to obtain a credit report or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o To your insurance agent so that they can perform services for you.
o To medical professionals in order to process your claim.
o To a state Department of Insurance in order to examine our records or business practices.
o To state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o To research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your personal information, of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ LIFE OF NY'S POLICIES AND PRACTICES REGARDING SECURITY OF PERSONAL INFORMATION

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to personal information about you to those employees who need the information to service your policy. Allianz Life of NY works hard to ensure that our websites are secure. We use state of the art technology to protect the personal information that may be shared over these sites.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes.

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have further questions regarding our privacy policy, please call us at
212.586.7733 or write to us at the following address.
  Allianz Life Insurance Company of New York
  Home Office: New York, NY
  Administrative Office
  PO Box 1431
  Minneapolis, MN 55440-1431
                                                            M40018-NY (R-2/2008)

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT       MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
OPTION              FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE        CONTRACTUAL        EXPENSES AFTER
                             FEES*                       AND    CONTRACTUAL FEE WAIVERS OR  FEE WAIVERS    CONTRACTUAL FEE WAIVERS
                                                      EXPENSES    EXPENSE REIMBURSEMENTS        AND       OR EXPENSE REIMBURSEMENTS
                                                                                           REIMBURSEMENTS
AIM
AZL AIM                  .90    .25        -      .18         -                       1.33              -                      1.33
International
Equity Fund(1)
BLACKROCK
AZL Money Market         .35    .25        -      .09         -                        .69              -                       .69
Fund(1)
BlackRock Global         .55    .25        -      .23         -                       1.03              -                      1.03
Allocation V.I.
Fund - Class
3(4)
CLEARBRIDGE
AZL LMP Large            .80    .25        -      .08         -                       1.13              -                      1.13
Cap Growth
Fund(1)
COLUMBIA
AZL Columbia             .80    .25        -      .15         -                       1.20              -                      1.20
Technology
Fund(1)
DAVIS
AZL Davis NY             .75      -        -      .09         -                        .84              -                       .84
Venture Fund -
Class
1(1),(6),(7)
AZL Davis NY             .75    .25        -      .09         -                       1.09              -                      1.09
Venture Fund -
Class 2(1),(6)
Davis VA                 .75      -        -      .10         -                        .85              -                       .85
Financial
Portfolio(5)
DREYFUS
AZL Dreyfus              .77    .25        -      .16         -                       1.18              -                      1.18
Founders Equity
Growth Fund(1)
AZL Dreyfus              .90      -        -      .14         -                       1.04              -                      1.04
Premier Small
Cap Value Fund -
Class
1(1),(6),(7)
AZL Dreyfus              .90    .25        -      .14         -                       1.29              -                      1.29
Premier Small
Cap Value Fund -
Class 2(1),(6)
AZL S&P 500              .17    .25        -      .31         -                        .73            .24                       .49
Index Fund -
Class 2(1),(6)
AZL Small Cap            .26    .25        -      .36         -                        .87            .29                       .58
Stock Index
Fund(1)
FIRST TRUST
AZL First Trust          .60    .25        -      .18         -                       1.03            .24                       .79
Target Double
Play Fund(1)
FRANKLIN
TEMPLETON
AZL Franklin             .75    .25        -      .11         -                       1.11              -                      1.11
Small Cap Value
Fund(1)
Franklin Global          .54    .25        -      .07         -                        .86              -                       .86
Communications
Securities Fund
- Class 2(3)
Franklin High            .55    .25        -      .06         -                        .86              -                       .86
Income Securites
Fund - Class
2(3)
Franklin Income          .45    .25        -      .02         -                        .72              -                       .72
Securities Fund
- Class 2(3)
Franklin                 .00    .25        -      .41       .65                       1.31            .28                      1.03
Templeton VIP
Founding Funds
Allocation Fund
- Class 2(8)
Franklin U.S.            .49    .25        -      .04         -                        .78              -                       .78
Government Fund
-
Class 2(3)
Franklin Zero            .61      -        -      .05         -                        .66              -                       .66
Coupon Fund 2010
- Class 1(3)
Mutual Discovery         .80    .25        -      .17         -                       1.22              -                      1.22
Securities Fund
- Class 2
Mutual Shares            .59    .25        -      .13         -                        .97              -                       .97
Securities Fund
-
Class 2
Templeton Global         .50    .25        -      .14         -                        .89              -                       .89
Income
Securities Fund
- Class 2(3)
Templeton Growth         .73    .25        -      .03         -                       1.01              -                      1.01
Securities Fund
-
Class 2(3)
JENNISON
AZL Jennison             .77    .25        -      .10         -                       1.12              -                      1.12
20/20 Focus
Fund(1)
AZL Jennison             .80    .25        -      .17         -                       1.22              -                      1.22
Growth Fund(1)
LEGG MASON
AZL Legg Mason           .85    .25        -      .11         -                       1.21              -                      1.21
Growth Fund(1)
AZL Legg Mason           .75    .25        -      .09         -                       1.09              -                      1.09
Value Fund(1)
NEUBERGER
BERMAN
AZL Neuberger            .75    .25        -      .10         -                       1.10              -                      1.10
Berman Regency
Fund(1)
NICHOLAS-
APPLEGATE
AZL NACM                 .85    .25        -      .35         -                       1.45              -                      1.45
International
Fund(1)
OPPENHEIMER
CAPITAL
AZL OCC                  .85    .25        -      .11         -                       1.21              -                      1.21
Opportunity
Fund(1)
AZL OCC Value            .75    .25        -      .16         -                       1.16              -                      1.16
Fund(1)
OpCap Mid Cap            .80      -        -      .19         -                        .99              -                       .99
Portfolio(9)
OPPENHEIMER
FUNDS
AZL Oppenheimer          .90      -        -      .15         -                       1.05              -                      1.05
Global Fund -
Class
1(1),(6),(7)
AZL Oppenheimer          .90    .25        -      .15         -                       1.30              -                      1.30
Global Fund -
Class 2(1),(6)
AZL Oppenheimer          .73    .25        -      .21         -                       1.19              -                      1.19
International
Growth Fund(1)
AZL Oppenheimer          .80      -        -      .15         -                        .95              -                       .95
Main Street Fund
-
Class
1(1),(6),(7)
AZL Oppenheimer          .80    .25        -      .15         -                       1.20              -                      1.20
Main Street Fund
-
Class 2(1),(6)
PIMCO
AZL PIMCO                .75    .25        -      .21         -                       1.21            .01                      1.20
Fundamental
IndexPLUS Total
Return Fund(1)
PIMCO VIT All            .18      -      .15      .25       .69                       1.27            .02                      1.25
Asset Portfolio
-
Admin.
Class(5),(10),(11)
PIMCO VIT                .49      -      .15      .31    .05                          1.00            .05                       .95
CommodityRealReturn
Strategy
Portfolio -
Admin.
Class(2),(5),(11)
PIMCO VIT                .45      -      .15      .40         -                       1.00              -                      1.00
Emerging Markets
Bond Portfolio -
Admin.
Class(5)
PIMCO VIT Global         .25      -      .15      .50         -                        .90              -                       .90
Bond Portfolio
(Unhedged) -
Admin.
Class(5)
PIMCO VIT High           .25      -      .15      .35         -                        .75              -                       .75
Yield Portfolio
-
Admin.
Class(5)
PIMCO VIT Real           .25      -      .15      .25         -                        .65              -                       .65
Return Portfolio
-
Admin.
Class(5)
PIMCO VIT Total          .25      -      .15      .43         -                        .83              -                       .83
Return Portfolio
-
Admin.
Class(5)
SCHRODER
AZL Schroder            1.23    .25        -      .48         -                       1.96            .31                      1.65
Emerging Markets
Equity Fund -
Class 2(1),(6)
AZL Schroder            1.00    .25        -      .27         -                       1.52              -                      1.52
International
Small Cap
Fund(1)
TARGETPLUS
PORTFOLIOS
AZL TargetPLUS           .52    .25        -      .53         -                       1.30            .41                       .89
Balanced
Fund(1)
AZL TargetPLUS           .60    .25        -      .29         -                       1.14            .35                       .79
Equity Fund(1)
AZL TargetPLUS           .52    .25        -      .29         -                       1.06            .17                       .89
Growth Fund(1)
AZL TargetPLUS           .52    .25        -      .37         -                       1.14            .25                       .89
Moderate
Fund(1)
TURNER
AZL Turner               .85    .25        -      .13         -                       1.23              -                      1.23
Quantitative
Small Cap Growth
Fund(1)
VAN KAMPEN
AZL Van Kampen           .72    .25        -      .11         -                       1.08              -                      1.08
Comstock
Fund(1)
AZL Van Kampen           .75    .25        -      .11         -                       1.11              -                      1.11
Equity and
Income Fund(1)
AZL Van Kampen           .95    .25        -      .12         -                       1.32              -                      1.32
Global Franchise
Fund(1)
AZL Van Kampen           .90    .25        -      .22         -                       1.37            .02                      1.35
Global Real
Estate Fund(1)
AZL Van Kampen           .75    .25        -      .09         -                       1.09              -                      1.09
Growth and
Income Fund(1)
AZL Van Kampen           .80    .25        -      .12         -                       1.17              -                      1.17
Mid Cap Growth
Fund(1)

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote
  (6).

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2009. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The Investment Option commenced operations under this Contract as of May 1, 2008. Therefore, the expenses shown are estimated for the current calendar year.
(5)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7)Not currently available.
(8)Effective December 1, 2007, the administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses, otherwise payable by the Fund, excluding acquired funds' fees and expenses, so that direct operating expenses of the fund do not exceed 0.38% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009.
(9)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

(10)Acquired fund fees and expenses for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(11) PIMCO has contractually agreed to waive the advisory fee and/or administration fee. See the Investment Option prospectus for further information.


This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT  MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION         FEES     12B-1  EXPENSES         FEES AND    EXPENSES BEFORE CONTRACTUAL   CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                        FEES*                 EXPENSES(2)    FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                                   REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                         REIMBURSEMENTS
FUSION
PORTFOLIOS
AZL Fusion      .20%      -%       .06%  .26%      1.01%                           1.27%             -%                       1.27%
Balanced
Fund(1)
AZL Fusion      .20       -      .05     .25      1.07                  1.32                   -                   1.32
Growth
Fund(1)
AZL Fusion      .20       -      .05     .25      1.14                  1.39                   -                   1.39
Moderate
Fund(1)

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2009. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

As of the end of the most recent fiscal year, ended December 31, 2007, no Contracts with the highest M&E charge currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information for these Contracts. However, Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were available as of December 31, 2007 are listed in the table below. You can find AUV information corresponding to the additional combinations of charges for Contracts that were available as of December 31, 2007 in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                                                  M&E CHARGES
Allianz Vision New York - Base Contracts.............                                                                    1.40%
Allianz Vision New York - Base Contracts with the Quarterly Value Death Benefit, Bonus Option, and joint Lifetime Plus   3.05%
Payments under the Lifetime Plus Benefit

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund


 (Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.40%
 12/31/2007    N/A 19.830        0
3.05%
 12/31/2007    N/A 17.768        0
AZL Columbia Technology Fund
1.40%
 12/31/2007    N/A 10.014        4
3.05%
 12/31/2007    N/A  8.888        0
AZL Davis NY Venture Fund
1.40%
 12/31/2007    N/A 13.555        6
3.05%
 12/31/2007    N/A 12.030        0
AZL Dreyfus Founders Equity Growth Fund
1.40%
 12/31/2007    N/A 11.526        1
3.05%
 12/31/2007    N/A 10.230        0
AZL Dreyfus Premier Small Cap Value Fund
1.40%
 12/31/2007    N/A 12.439        0
3.05%
 12/31/2007    N/A 11.591        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL First Trust Target Double Play Fund
1.40%
 12/31/2007    N/A 10.609        0
3.05%
 12/31/2007    N/A 10.443        0
AZL Franklin Small Cap Value Fund
1.40%
 12/31/2007    N/A 17.485        3
3.05%
 12/31/2007    N/A 15.975        0
AZL Fusion Balanced Fund
1.40%
 12/31/2007    N/A 12.121        0
3.05%
 12/31/2007    N/A 11.516        0
AZL Fusion Growth Fund
1.40%
 12/31/2007    N/A 12.813       15
3.05%
 12/31/2007    N/A 12.173        0
AZL Fusion Moderate Fund
1.40%
 12/31/2007    N/A 12.396        9
3.05%
 12/31/2007    N/A 11.777        0

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Jennison 20/20 Focus Fund
1.40%
 12/31/2007    N/A 14.871        0
3.05%
 12/31/2007    N/A 14.128        0
AZL Jennison Growth Fund
1.40%
 12/31/2007    N/A 13.110        4
3.05%
 12/31/2007    N/A 12.455        0
AZL Legg Mason Growth Fund
1.40%
 12/31/2007    N/A 13.354        8
3.05%
 12/31/2007    N/A 11.965        0
AZL Legg Mason Value Fund
1.40%
 12/31/2007    N/A 11.662        0
3.05%
 12/31/2007    N/A 10.350        0
AZL LMP Large Cap Growth Fund
1.40%
 12/31/2007    N/A 11.617        0
3.05%
 12/31/2007    N/A 10.408        0
AZL Money Market Fund
1.40%
 12/31/2007    N/A 11.125        9
3.05%
 12/31/2007    N/A  9.525        0
AZL NACM International Fund
1.40%
 12/31/2007    N/A  9.471        4
3.05%
 12/31/2007    N/A  9.356        0
AZL Neuberger Berman Regency Fund
1.40%
 12/31/2007    N/A 10.319        1
3.05%
 12/31/2007    N/A  9.996        0
AZL OCC Opportunity Fund
1.40%
 12/31/2007    N/A 16.672        0
3.05%
 12/31/2007    N/A 14.938        0
AZL OCC Value Fund
1.40%
 12/31/2007    N/A 14.847        0
3.05%
 12/31/2007    N/A 13.178        0
AZL Oppenheimer Global Fund
1.40%
 12/31/2007    N/A 15.236        2
3.05%
 12/31/2007    N/A 14.196        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Oppenheimer International Growth Fund
1.40%
 12/31/2007    N/A 20.503        9
3.05%
 12/31/2007    N/A 18.198        0
AZL Oppenheimer Main Street Fund
1.40%
 12/31/2007    N/A 12.939        3
3.05%
 12/31/2007    N/A 12.056        0
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
 12/31/2007    N/A 11.654        0
3.05%
 12/31/2007    N/A 11.290        0
AZL S&P 500 Index Fund
1.40%
 12/31/2007    N/A  9.882        5
3.05%
 12/31/2007    N/A  9.762        0
AZL Schroder Emerging Markets Equity Fund
1.40%
 12/31/2007    N/A 13.455       10
3.05%
 12/31/2007    N/A 13.035        0
AZL Schroder International Small Cap Fund
1.40%
 12/31/2007    N/A  9.243        3
3.05%
 12/31/2007    N/A  9.130        0
AZL Small Cap Stock Index Fund
1.40%
 12/31/2007    N/A  9.329        7
3.05%
 12/31/2007    N/A  9.216        0
AZL TargetPLUS Balanced Fund
1.40%
 12/31/2007    N/A 10.116        1
3.05%
 12/31/2007    N/A  9.993        0
AZL TargetPLUS Equity Fund
1.40%
 12/31/2007    N/A 10.524        0
3.05%
 12/31/2007    N/A 10.360        0
AZL TargetPLUS Growth Fund
1.40%
 12/31/2007    N/A  9.939        0
3.05%
 12/31/2007    N/A  9.818        0
AZL TargetPLUS Moderate Fund
1.40%
 12/31/2007    N/A 10.080        1
3.05%
 12/31/2007    N/A  9.957        0

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Turner Quantitative Small Cap Growth Fund
1.40%
 12/31/2007    N/A 12.772        0
3.05%
 12/31/2007    N/A 12.134        0
AZL Van Kampen Comstock Fund
1.40%
 12/31/2007    N/A 12.386        0
3.05%
 12/31/2007    N/A 10.883        0
AZL Van Kampen Equity and Income Fund
1.40%
 12/31/2007    N/A 12.832        0
3.05%
 12/31/2007    N/A 11.956        0
AZL Van Kampen Global Franchise Fund
1.40%
 12/31/2007    N/A 19.359        1
3.05%
 12/31/2007    N/A 17.687        0
AZL Van Kampen Global Real Estate Fund
1.40%
 12/31/2007    N/A 10.852        2
3.05%
 12/31/2007    N/A 10.512        0
AZL Van Kampen Growth and Income Fund
1.40%
 12/31/2007    N/A 14.291        2
3.05%
 12/31/2007    N/A 12.557        0
AZL Van Kampen Mid Cap Growth Fund
1.40%
 12/31/2007    N/A 16.193        3
3.05%
 12/31/2007    N/A 14.228        0
Davis VA Financial Portfolio
1.40%
 12/31/2007    N/A 15.832        0
3.05%
 12/31/2007    N/A 11.091        0
Franklin Global Communications Securities Fund
1.40%
 12/31/2007    N/A 31.356        0
3.05%
 12/31/2007    N/A 21.687        0
Franklin High Income Securities Fund
1.40%
 12/31/2007    N/A 25.387        0
3.05%
 12/31/2007    N/A 17.558        0
Franklin Income Securities Fund
1.40%
 12/31/2007    N/A 48.490        5
3.05%
 12/31/2007    N/A 33.538        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
 12/31/2007    N/A  9.246       37
3.05%
 12/31/2007    N/A  9.164        0
Franklin U.S. Government Fund
1.40%
 12/31/2007    N/A 26.205        1
3.05%
 12/31/2007    N/A 18.172        0
Franklin Zero Coupon Fund 2010
1.40%
 12/31/2007    N/A 39.978        0
3.05%
 12/31/2007    N/A 27.723        0
Mutual Discovery Securities Fund
1.40%
 12/31/2007    N/A 29.830        1
3.05%
 12/31/2007    N/A 24.019        0
Mutual Shares Securities Fund
1.40%
 12/31/2007    N/A 24.148        6
3.05%
 12/31/2007    N/A 19.443        0
OpCap Mid Cap Portfolio
1.40%
 12/31/2007    N/A 10.583        3
3.05%
 12/31/2007    N/A 10.294        0
PIMCO VIT All Asset Portfolio
1.40%
 12/31/2007    N/A 12.953        0
3.05%
 12/31/2007    N/A 12.911        0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
 12/31/2007    N/A 12.816        1
3.05%
 12/31/2007    N/A 12.263        0
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
 12/31/2007    N/A 12.287        0
3.05%
 12/31/2007    N/A 11.757        0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
 12/31/2007    N/A 10.440        2
3.05%
 12/31/2007    N/A  9.990        0
PIMCO VIT High Yield Portfolio
1.40%
 12/31/2007    N/A 14.297        0
3.05%
 12/31/2007    N/A 12.581        0

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Real Return Portfolio
1.40%
 12/31/2007    N/A 12.324        0
3.05%
 12/31/2007    N/A 11.361        0
PIMCO VIT Total Return Portfolio
1.40%
 12/31/2007    N/A 14.986        0
3.05%
 12/31/2007    N/A 12.181        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Global Income Securities Fund
1.40%
 12/31/2007    N/A 32.376        2
3.05%
 12/31/2007    N/A 22.439        0
Templeton Growth Securities Fund
1.40%
 12/31/2007    N/A 29.538        6
3.05%
 12/31/2007    N/A 22.584        0


APPENDIX C - TARGET VALUE CALCULATION AND EXAMPLES
If your Contract includes the Target Date Retirement Benefit, we will calculate the Target Value until the benefit terminates and you can only make additional Purchase Payments to the Contract for the first three years after the rider effective date. If your Contract includes the Bonus Option, the bonus will not be included in the portions of the Target Value that are based on Purchase Payments.

CALCULATING THE TARGET VALUE UNDER THE TARGET DATE RETIREMENT BENEFIT
If the rider effective date is the Issue Date, the Target Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.

WHILE THE TARGET DATE RETIREMENT BENEFIT APPLIES TO YOUR CONTRACT, ANY WITHDRAWALS TAKEN AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE TARGET VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Target Date Retirement Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Target Date Retirement Benefit at issue and you also select the earliest possible Target Value Date, which is the 7th Contract Anniversary. You make no additional Purchase Payments.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

                             CONTRACT VALUE TARGET VALUE
 On the Issue Date              $100,000      $100,000
 1st Contract Anniversary       $108,000      $108,000
 2nd Contract Anniversary       $110,000      $110,000
 3rd Contract Anniversary       $102,000      $110,000
 4th Contract Anniversary       $104,000      $110,000
 5th Contract Anniversary       $109,000      $110,000
 6th Contract Anniversary       $115,000      $115,000
 7th Contract Anniversary       $131,000      $131,000
 8th Contract Anniversary       $121,000      $131,000
 BEFORE A CREDIT
 8th Contract Anniversary       $131,000      $131,000
 AFTER A CREDIT

o On the Issue Date, the Target Value is equal to the total Purchase
  Payment ($100,000).
o At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).
o At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.
o At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.
o At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value. The seventh Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the seventh Contract Anniversary.
o At the eighth Contract Anniversary, the Contract Value had decreased to $121,000, which is less than the previous Target Value ($131,000), so the Target Value was not increased. The eighth Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $10,000 to the Contract Value on the eighth Contract Anniversary.
EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

  The Target Value will be adjusted for the partial withdrawal as follows:
     The previous Target Value...................................$108,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 = -
       8,917.43.............................................................
  The Target Value after the partial withdrawal.................$  99,082.57
o This Target Value will remain in effect until at least the next Contract Anniversary unless you take another partial withdrawal.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

APPENDIX D - INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND
   QUARTERLY REBALANCING
If your Contract includes the Target Date Retirement Benefit, we divide your Investment Options into the following four groups. Allianz Life determines the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN ANY OF THE INVESTMENT OPTION GROUPS, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS PRIOR TO THE EFFECTIVE DATE OF THE CLOSING OR SUBSTITUTION.

                                                TABLE 1
                                      GROUP A INVESTMENT OPTIONS
AZL Columbia Technology Fund                          AZL Small Cap Stock Index Fund
AZL Dreyfus Premier Small Cap Value Fund              AZL Turner Quantitative Small Cap Growth Fund
AZL Franklin Small Cap Value Fund                     AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                              Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund             Franklin Global Communications Securities Fund
AZL Schroder International Small Cap Fund             PIMCO VIT CommodityRealReturn Strategy Portfolio
                                      GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund                     AZL Oppenheimer Global Fund
AZL Davis NY Venture Fund                             AZL Oppenheimer International Growth Fund
AZL Dreyfus Founders Equity Growth Fund               AZL Oppenheimer Main Street Fund
AZL S&P 500 Index Fund                                AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL First Trust Target Double Play Fund               AZL TargetPLUS Equity Fund
AZL Jennison 20/20 Focus Fund                         AZL Van Kampen Comstock Fund
AZL Jennison Growth Fund                              AZL Van Kampen Global Franchise Fund
AZL Legg Mason Growth Fund                            AZL Van Kampen Growth and Income Fund
AZL Legg Mason Value Fund                             AZL Van Kampen Mid Cap Growth Fund
AZL LMP Large Cap Growth Fund                         Mutual Discovery Securities Fund
AZL NACM International Fund                           Mutual Shares Securities Fund
AZL Neuberger Berman Regency Fund                     OpCap Mid Cap Portfolio
AZL OCC Value Fund                                    Templeton Growth Securities Fund
             GROUP X INVESTMENT OPTIONS                          GROUP Y INVESTMENT OPTIONS
AZL Fusion Growth Fund                                AZL Fusion Balanced Fund
AZL Fusion Moderate Fund                              AZL Money Market Fund
AZL TargetPLUS Growth Fund                            AZL TargetPLUS Balanced Fund
AZL TargetPLUS Moderate Fund                          Franklin Income Securities Fund
AZL Van Kampen Equity and Income Fund                 Franklin High Income Securities Fund
BlackRock Global Allocation V.I. Fund                 Franklin U.S. Government Fund
Franklin Templeton VIP Founding Funds Allocation Fund Franklin Zero Coupon Fund 2010
                                                      PIMCO VIT All Asset Portfolio
                                                      PIMCO VIT Emerging Markets Bond Portfolio
                                                      PIMCO VIT Global Bond Portfolio (Unhedged)
                                                      PIMCO VIT High Yield Portfolio
                                                      PIMCO VIT Real Return Portfolio
                                                      PIMCO VIT Total Return Portfolio
                                                      Templeton Global Income Securities Fund


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

If your Contract includes the Target Date Retirement Benefit, we will restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                             TABLE 2
                                     MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE COMBINED INVESTMENT OPTION GROUPS A, B AND X
                                                  BASED ON THE NUMBER OF YEARS* TO THE INITIAL TARGET VALUE DATE
                                                AND THE COMPARISON OF CONTRACT VALUE (CV) TO THE TARGET VALUE (TV)
NUMBER OF YEARS* TO THE INITIAL CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV = CV
       TARGET VALUE DATE        94%+   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%   10%   4%   <
                                of TV to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to < 4%
                                       94%   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%  10%  of
                                      of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV  of  TV
                                                                                                                           TV
              28+                95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  95%
              27                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  90%
              26                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  90%  85%
              25                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%  85%  80%
              24                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%  80%  75%
              23                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%  75%  70%
              22                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%  70%  65%
              21                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%  65%  60%
              20                 95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%  60%  55%
              19                 95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%  55%  50%
              18                 95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%  50%  45%
              17                 95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%  45%  40%
              16                 95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%  40%  35%
              15                 95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%  35%  35%
              14                 95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%  35%  35%
              13                 95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%  35%  35%
              12                 95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%  35%  35%
              11                 90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%  35%  35%
              10                 85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%  35%  35%
               9                 80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%  35%  35%
               8                 75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               7                 70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               6                 65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               5                 60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               4                 55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               3                 50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               2                 45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               1                 40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
 INITIAL TARGET VALUE DATE AND   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
            BEYOND

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

                                                              TABLE 3
WHEN THE MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE   THEN THE MAXIMUM % OF CONTRACT VALUE     AND THE MINIMUM % OF CONTRACT VALUE
                      COMBINED                                     ALLOWED IN                              REQUIRED IN
           GROUPS A, B AND X IS{ellipsis}                     GROUP A IS{ellipsis}                    GROUP Y IS{ellipsis}
                        95%                                            30%                                      5%
                        90%                                            30%                                     10%
                        85%                                            25%                                     15%
                        80%                                            25%                                     20%
                        75%                                            20%                                     25%
                        70%                                            20%                                     30%
                        65%                                            15%                                     35%
                        60%                                            15%                                     40%
                        55%                                            10%                                     45%
                        50%                                            10%                                     50%
                        45%                                             5%                                     55%
                        40%                                             5%                                     60%
                        35%                                             5%                                     65%

We will automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

On each Quarterly Anniversary we determine the allocation of Contract Value to your selected Investment Options as follows. First we establish the maximum allowable allocation for each Investment Option group. Then we compute the required allocation for each Investment Option group, which is your allocation instructions adjusted downward if necessary to match the maximum allowable allocation. Lastly we will rebalance the Contract Value in your selected Investment Options according to the required allocations.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

COMBINED GROUPS A, B AND X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.

GROUPS A AND Y. We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.

COMBINED GROUPS B AND X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.

We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.

NOTE: UNLESS THE MAXIMUM ALLOWABLE ALLOCATION FOR THE COMBINED GROUPS A, B, AND X CHANGES, THE MAXIMUM ALLOWABLE ALLOCATION FOR GROUP A, AND THE MINIMUM REQUIRED ALLOCATION FOR GROUP Y, WILL NOT CHANGE.

DETERMINING THE REQUIRED GROUP ALLOCATION

YOUR SELECTED ALLOCATIONS COMPLY WITH THE NEW MAXIMUM ALLOWABLE AND NEW MINIMUM REQUIRED ALLOCATIONS. If your selected allocations for Group A, AND the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.


YOUR SELECTED ALLOCATION FOR GROUP A COMPLIES WITH THE NEW MAXIMUM ALLOWABLE ALLOCATION, BUT YOUR SELECTED ALLOCATION FOR THE COMBINED GROUPS B AND X EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION. If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

YOUR SELECTED ALLOCATION FOR GROUP A EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION AND THERE MAY BE A CHANGE IN THE REQUIRED ALLOCATION FOR THE COMBINED GROUPS B AND X. If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.
  a) If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.
  b) If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and
X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.


NOTE: WE WILL NEVER REALLOCATE MORE CONTRACT VALUE TO GROUP A THAN YOUR SELECTED ALLOCATION INSTRUCTIONS SPECIFY. HOWEVER, WE MAY REALLOCATE MORE CONTRACT VALUE TO THE COMBINED GROUPS B AND X THAN YOUR ALLOCATION INSTRUCTIONS SPECIFY IF WE REMOVE EXCESS CONTRACT VALUE FROM GROUP A.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

REBALANCING CALCULATION WITHIN THE INVESTMENT OPTION GROUPS
Within the Investment Option groups, the rebalancing calculation formula is:
  a x (b / c)
  where:
     a =The required group allocation on the current Quarterly Anniversary.
     b =The required allocation for each Investment Option as of the Business
       Day immediately preceding the current Quarterly Anniversary.
     c =The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.

Because the allocation to each Investment Option must be a whole number, we will round your required allocation to the nearest whole percentage. Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option. In order to change the current required allocation when you make a transfer, you must also change your future allocation instructions (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your future allocation instructions must comply with the current maximum allowable allocations. We will then treat your future allocation instructions as your required allocation until the earlier of the next Quarterly Anniversary, or the Business Day we process any new allocation instructions.

NOTE:

o IT IS POSSIBLE THAT WE MAY MOVE ALL OF YOUR CONTRACT VALUE OUT OF ONE OR
  MORE OR YOUR SELECTED INVESTMENT OPTIONS DUE TO THE PASSAGE OF TIME AND/OR AS CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU WILL BE NOTIFIED BY TRANSACTION CONFIRMATION OF ANY CHANGE TO YOUR SELECTED ALLOCATION IN THE INVESTMENT OPTION GROUPS. IN ORDER TO CHANGE YOUR SELECTED INVESTMENT OPTION ALLOCATION AFTER NOTIFICATION, YOU MUST CHANGE YOUR ALLOCATION INSTRUCTIONS. YOUR NEW ALLOCATION INSTRUCTIONS ARE SUBJECT TO THEN CURRENT INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS.
o UNLESS YOU RESET THE INITIAL TARGET VALUE DATE, THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN GROUP A, AND THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X WILL NEVER INCREASE, REGARDLESS OF CONTRACT VALUE PERFORMANCE.
o IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE
  TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER REALLOCATIONS OF YOUR CONTRACT VALUE IN THESE GROUPS DUE TO THE PASSAGE OF TIME AND/OR AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU CAN NEVER ALLOCATE MORE THAN 30% OF YOUR CONTRACT VALUE TO
  INVESTMENT OPTION GROUP A, OR MORE THAN 95% OF YOUR CONTRACT VALUE TO INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o WE CANNOT REQUIRE YOU TO HAVE LESS THAN 5% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION GROUP A, NOR CAN WE REQUIRE YOU TO HAVE LESS THAN 35% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o INVESTMENT OPTION GROUP Y HAS NO MAXIMUM LIMIT ON THE PERCENTAGE OF
  CONTRACT VALUE YOU CAN ALLOCATE TO IT.
o THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN
  DECREASE AS THE NUMBER OF YEARS UNTIL THE INITIAL TARGET VALUE DATE DECREASES AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. WE LIMIT THE AMOUNT BY WHICH THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN DECREASE IN ANY TWELVE-MONTH PERIOD. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Target Date Retirement Benefit. We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Target Date Retirement Benefit at issue and you select the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.
o On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
  X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.

                    INVESTMENT OPTION GROUP CONTRACT VALUE ALLOCATED TO EACH INVESTMENT OPTION
Investment Option 1            A                                   15%
Investment Option 2            A                                   10%
Investment Option 3            B                                   20%
Investment Option 4            B                                   15%
Investment Option 5            X                                   15%
Investment Option 6            Y                                   25%

o During the first two Contract Years you experience the following performance.

QUARTERLY   CONTRACT   TARGET  CONTRACT   YEARS   MAXIMUM ALLOWED NEW MAXIMUM    NEW MAXIMUM      REQUIRED    REQUIRED    REQUIRED
ANNIVERSARY   VALUE    VALUE   VALUE AS   UNTIL         IN         ALLOWABLE      ALLOWABLE      ALLOCATION  ALLOCATION  ALLOCATION
                                A % OF   INITIAL  COMBINEDGROUPS  ALLOCATION    ALLOCATION FOR       FOR         FOR         FOR
                                TARGET    TARGET  A, B AND X PER      FOR          GROUP A         GROUP A    COMBINED     GROUP Y
                                 VALUE    VALUE       TABLE 2      COMBINED                                    GROUPS
                                           DATE                     GROUPS                                     B AND X
                                                                  A, B AND X
Issue Date  $100,000  $100,000   100%       12          95%           95%            30%             25%         50%         25%
1st         $ 87,000  $100,000    87%       12          85%           85%            25%             25%         50%         25%
2nd         $ 93,000  $100,000    93%       12          90%           85%            25%             25%         50%         25%
3rd         $ 73,000  $100,000    73%       12          75%           80%            25%             25%         50%         25%
4th         $ 89,000  $100,000    89%       11          85%           80%            25%             25%         50%         25%
5th         $ 79,000  $100,000    79%       11          75%           75%            20%             20%         55%         25%
6th         $ 73,000  $100,000    73%       11          70%           70%            20%             20%         50%         30%

o On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% one year ago, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there is now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                 A X (B / C)*
Investment Option 1            A              = 20% x (15% / 25%)                      12%
Investment Option 2            A              = 20% x (10% / 25%)                       8%
Investment Option 3            B              = 55% x (20% / 50%)                      22%
Investment Option 4            B              = 55% x (15% / 50%)                      17%
Investment Option 5            X              = 55% x (15% / 50%)                      16%
Investment Option 6            Y              = 25% x (25% / 25%)                      25%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

o On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                 A X (B / C)*
Investment Option 1            A              = 20% x (12% / 20%)                      12%
Investment Option 2            A              = 20% x (8% / 20%)                        8%
Investment Option 3            B              = 50% x (22% / 55%)                      20%
Investment Option 4            B              = 50% x (17% / 55%)                      15%
Investment Option 5            X              = 50% x (16% / 55%)                      15%
Investment Option 6            Y              = 30% x (25% / 25%)                      30%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

APPENDIX E - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and/or the Lifetime Plus Benefit or Lifetime Plus 8 Benefit, we will calculate a Quarterly Anniversary Value under each of these optional benefits. While both of the Quarterly Anniversary Values use the same general formula, they could result in different amounts if you select the Quarterly Value Death Benefit at Contract issue but add the Lifetime Plus Benefit or Lifetime Plus 8 Benefit to your Contract after the Issue Date. However, if you select two of these benefits on the Issue Date, then the Quarterly Anniversary Values under each optional benefit will be the same until you begin taking Lifetime Plus Payments. Once you begin taking Lifetime Plus Payments, we no longer calculate the Quarterly Anniversary Value under the Lifetime Plus Benefit or Lifetime Plus 8 Benefit.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS BENEFITS
We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.

IF YOUR CONTRACT INCLUDES THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT, THEN ON AND AFTER THE BENEFIT DATE (THE DATE YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS) EACH LIFETIME PLUS PAYMENT, CUMULATIVE WITHDRAWAL AND EXCESS WITHDRAWAL WILL REDUCE THE QUARTERLY ANNIVERSARY VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGE).

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals and Excess Withdrawals.

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.

ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS, CUMULATIVE WITHDRAWALS AND EXCESS WITHDRAWALS) AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit, Lifetime Plus Benefit or the Lifetime Plus 8 Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Lifetime Plus Benefit and the Quarterly Value Death Benefit at issue. You are the only Owner, the sole Covered Person and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

                                      CONTRACT VALUE QUARTERLY ANNIVERSARY VALUE
                                     -------------------------------------------
On the Issue Date                           $100,000                    $100,000
End of 1st Quarter, 1st Contract Year       $ 98,000                    $100,000
End of 2nd Quarter, 1st Contract Year       $102,000                    $102,000
End of 3rd Quarter, 1st Contract Year       $104,000                    $104,000
1st Contract Anniversary                    $103,000                    $104,000
End of 1st Quarter, 2nd Contract Year       $106,000                    $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total
  Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.
o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000. You have not begun receiving Lifetime Plus Payments so there is no Cumulative Withdrawal Value at this time.
  The Quarterly Anniversary Value will be adjusted for the partial withdrawal as follows:
     The previous Quarterly Anniversary Value....................$104,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = -
       9,087.38.............................................................
  The Quarterly Anniversary Value after the partial withdrawal$
     94,912.62..............................................................
o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.
o All withdrawals, including those made under the free withdrawal privilege, Lifetime Plus Payments, Cumulative Withdrawals or Excess Withdrawals, will reduce the Quarterly Anniversary Value in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn (including any withdrawal charge).


APPENDIX F - CALCULATIONS AND EXAMPLES OF THE 5% ANNUAL INCREASE UNDER THE
   LIFETIME PLUS BENEFIT
CALCULATING THE 5% ANNUAL INCREASE
We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

IF YOU SELECT THE LIFETIME PLUS BENEFIT AT ISSUE AND THERE ARE NO RESETS TO THE 5% ANNUAL INCREASE, then the 5% Annual Increase on the Issue Date is the Purchase Payment received on the Issue Date.

On each Business Day after the Issue Date, we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary after the Issue Date, we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary of the Issue Date, the 5% Annual Increase is equal to the following.
  a + (0.05 x b)
  where:
     a = The 5% Annual Increase as of the immediately preceding Business Day. b = Total Purchase Payments* received within 90 days of the Issue Date.

On the second and later Contract Anniversaries of the Issue Date, the 5% Annual Increase is equal to the following.
  c + (0.05 x d)
  where:
     c = The 5% Annual Increase as of the immediately preceding Business Day.
     d = Total Purchase Payments* received more than one year ago and at most 11 years ago. Because the Lifetime Plus Benefit was selected at issue and there was no reset of the 5% Annual Increase on the 11th Contract Anniversary, we exclude Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

IF YOU SELECT THE LIFETIME PLUS BENEFIT AFTER ISSUE OR THERE IS A RESET TO THE 5% ANNUAL INCREASE, then the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day after the rider effective date or reset anniversary, as applicable, we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary after the rider effective date or reset anniversary, as applicable, we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable, the 5% Annual Increase is equal to the following.
  a + (0.05 x b)
  where:
     a = The 5% Annual Increase as of the immediately preceding Business Day.
     b = The Contract Value* as of the rider effective date or reset anniversary, as applicable.

On the second and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable, the 5% Annual Increase is equal to the following.
  c + (0.05 x d)
  where:
     c = The 5% Annual Increase as of the immediately preceding Business Day.
     d = The Contract Value* as of the rider effective date or reset anniversary, as applicable, plus total Purchase Payments received more than one year ago and at most 11 years ago, but after the rider effective date or reset anniversary. We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

* We reduce the Contract Value as of the rider effective date or reset anniversary by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since the rider effective date or reset anniversary.

If there is a reset to the 5% Annual Increase, we will change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary if this amount differs from the current M&E charge on your Contract.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

EXAMPLE OF THE 5% ANNUAL INCREASE CALCULATION
o You purchase a Contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year.

                        ANNIVERSARY                         5% ANNUAL INCREASE
 Issue Date                                                      $ 50,000
-------------------------------------------------------------------------------
 Immediately after Purchase Payment in third month               $100,000
 First Contract Anniversary                                      $105,000
 Immediately after Purchase Payment in second Contract Year      $155,000
 Second Contract Anniversary                                     $160,000
 Third Contract Anniversary                                      $167,500
 Fourth Contract Anniversary                                     $175,000
 Fifth Contract Anniversary                                      $182,500
-------------------------------------------------------------------------------
 Sixth Contract Anniversary                                      $190,000
 Seventh Contract Anniversary                                    $197,500
 Eighth Contract Anniversary                                     $205,000
 Ninth Contract Anniversary                                      $212,500
 Tenth Contract Anniversary                                      $220,000
-------------------------------------------------------------------------------
 11th Contract Anniversary                                       $222,500
 12th Contract Anniversary                                       $225,000
 13th Contract Anniversary                                       $225,000

  o On the Issue Date the 5% Annual Increase is equal to the Purchase
     Payment received on the Issue Date ($50,000).
  o During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to the 5% Annual Increase ($100,000 = $50,000 + $50,000).
  o On the first Contract Anniversary, since the total Purchase Payments received within the first 90 days are $100,000, we credit 5% of $100,000 to the 5% Annual Increase ($105,000 = $100,000 + (0.05 x $100,000)).
  o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the 5% Annual Increase ($155,000 = $105,000 + $50,000).
  o On the second Contract Anniversary, since the total Purchase Payments received more than one year ago and at most 11 years ago were $100,000, we credit 5% of $100,000 to the 5% Annual Increase ($160,000 = $155,000 +
     (0.05 x $100,000)).
  o On the third Contract Anniversary, since the total Purchase Payments received more than one year ago and at most 11 years ago were $150,000, we credit 5% of $150,000 to the 5% Annual Increase ($167,500 = $160,000 +
     (0.05 x $150,000)).
  o On each of the fourth through the tenth Contract Anniversaries, since the total Purchase Payments received more than one year ago and at most 11 years ago were $150,000, we credit 5% of $150,000 ($7,500 = 5% x $150,000)
     to the 5% Annual Increase on each of these anniversaries.
  o On the 11th Contract Anniversary, because the Lifetime Plus Benefit was selected at issue and there was no reset of the 5% Annual Increase, we exclude the Purchase Payments received within 90 days of the Issue Date. Therefore, since the total Purchase Payments received more than one year ago and after the first 90 days of the Issue Date were $50,000, we credit 5% of this $50,000 to the 5% Annual Increase ($222,500 = $220,000 + (0.05 x
     $50,000)).
  o On the 12th Contract Anniversary, since the total Purchase Payments received more than one year ago and at most 11 years ago were $50,000, we credit 5% of this $50,000 to the 5% Annual Increase ($225,000 = $222,500 + (0.05 x $50,000)).
  o On the 13th and later Contract Anniversaries, since there are no Purchase Payments that were received more than one year ago and at most 11 years ago, the 5% Annual Increase remains the same.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

APPENDIX G - CALCULATIONS AND EXAMPLE OF THE 8% ANNUAL INCREASE UNDER THE
   LIFETIME PLUS 8 BENEFIT


We only calculate the 8% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE 8% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 8% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

We only apply the simple interest to the 8% Annual Increase on each Quarterly Anniversary during the Increase Period. The Increase Period begins on the first Quarterly Anniversary after the Increase Start Date. The Increase Start Date is the Contract Anniversary that occurs on or immediately after the sole Covered Person's 60th birthday, or the younger joint Covered Person's 65th birthday. However, if on the Issue Date the sole Covered Person is age 60 or older, or the younger joint Covered Person is age 65 or older, the Increase Start Date will be the Issue Date. The Increase Period ends on the earlier of the Contract Anniversary that occurs 20 years after the Increase Start Date, or the Benefit Date. In addition, during the entire period that we calculate the 8% Annual Increase we also automatically reset the 8% Annual Increase to equal the Contract Value if the Contract Value is greater than the 8% Annual Increase on the Quarterly Anniversary. RESETS WILL OCCUR DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 8% ANNUAL INCREASE AND NOT JUST DURING THE INCREASE PERIOD.

CALCULATING THE 8% ANNUAL INCREASE
If you select the Lifetime Plus 8 Benefit at issue, both the 8% Annual Increase and the increase base on the Issue Date are equal to the Purchase Payment received on the Issue Date. If you select the Lifetime Plus 8 Benefit after issue, both the 8% Annual Increase and the increase base on the rider effective date are equal to the Contract Value as of the rider effective date.

On each Business Day, we increase both the 8% Annual Increase and the increase base by the amount of any additional Purchase Payments received that day, and we reduce both the 8% Annual Increase and the increase base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary before the Increase Period, we process any increase or decrease to the 8% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary after we apply any automatic reset. We will automatically reset the 8% Annual Increase and the increase base to equal the Contract Value if the Contract Value on the Quarterly Anniversary is greater than the 8% Annual Increase.


On each Quarterly Anniversary during the Increase Period the 8% Annual Increase is equal to the following:
  A + 0.02 X (B - C)
  Where:
  A =The 8% Annual Increase as of the immediately preceding Business Day;
  B =The increase base as of the immediately preceding Business Day; and C =Purchase Payments* received on or after the previous Quarterly Anniversary.
     However, if you selected the Lifetime Plus 8 Benefit at issue and the Increase Start Date is the Issue Date, then on the first Quarterly Anniversary only, we exclude any Purchase Payments received before the first Quarterly Anniversary.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then compare the 8% Annual Increase to the current Contract Value on the Quarterly Anniversary. If the Contract Value is greater than the 8% Annual Increase, we will automatically reset both the 8% Annual Increase and the increase base to equal the Contract Value. Lastly, we process any increase or decrease to the 8% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

THESE QUARTERLY ANNIVERSARY RESETS WILL CONTINUE DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 8% ANNUAL INCREASE AND NOT JUST DURING THE INCREASE PERIOD.


EXAMPLE OF THE 8% ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus 8 Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date. You make a second Purchase Payment of $10,000 during the eighth quarter (which occurs during the second Contract Year). You are both the sole Owner and the sole Covered Person and are age 59 on the Issue Date. During the Increase Period will apply 2% of simple interest to the 8% Annual Increase on a quarterly basis. The Increase Start Date is the first Contract Anniversary (the anniversary on or immediately after your 60th birthday). The Increase Period begins on the first Quarterly Anniversary after the Increase Start Date, which is the fifth Quarterly Anniversary.

  QUARTERLY ANNIVERSARY    CONTRACT VALUE INCREASE BASE 2% QUARTERLY INCREASE AUTOMATIC RESET 8% ANNUAL INCREASE
Issue Date                    $100,000      $100,000                                               $100,000
1st Quarterly Anniversary    $  98,327      $100,000                                               $100,000
2nd Quarterly Anniversary     $102,864      $102,864                             $102,864          $102,864
3rd Quarterly Anniversary     $101,026      $102,864                                               $102,864
4th Quarterly Anniversary/    $99,875       $102,864                                               $102,864
1st Contract Anniversary
5th Quarterly Anniversary     $107,015      $107,015           $2,057            $107,015          $107,015
6th Quarterly Anniversary    $  92,983      $107,015           $2,140                              $109,155
7th Quarterly Anniversary     $100,517      $107,015           $2,140                              $111,295
During the 8th Quarter                      $117,015                                               $121,295
8th Quarterly Anniversary/    $105,732      $117,015           $2,140                              $123,435
2nd Contract Anniversary
9th Quarterly Anniversary     $115,638      $117,015           $2,340                              $125,775
10th Quarterly Anniversary    $128,492      $128,492           $2,340            $128,492          $128,492

o On the Issue Date, both the 8% Annual Increase and the increase base are equal to the Purchase Payment received on the Issue Date ($100,000).


o On the first Quarterly Anniversary, the Increase Period has not yet begun but you are entitled to an automatic reset. However, your Contract Value on this anniversary is $98,327, which is less than the 8% Annual Increase so there is no reset at this time. NOTE: THE INCREASE PERIOD WILL NOT BEGIN UNTIL THE FIFTH QUARTERLY ANNIVERSARY, SO YOU WILL NOT RECEIVE ANY 2% INTEREST INCREASES UNTIL THEN.


o On the second Quarterly Anniversary, your Contract Value is $102,864, which is greater than the 8% Annual Increase of $100,000, so we reset both the 8% Annual Increase and the Increase base to equal this amount.
o On the third Quarterly Anniversary, your Contract Value is $101,026, which is less than the 8% Annual Increase of $102,864, so there is no reset.
o The fourth Quarterly Anniversary (which is also the first Contract Anniversary) is the Increase Start Date. However, we will not begin to apply the 2% quarterly increase until the Increase Period begins, which will be the next Quarterly Anniversary. The Contract Value on this anniversary is $99,875, which is less than the 8% Annual Increase of $102,864, so there is no reset.
o On the fifth Quarterly Anniversary the Increase Period begins. We apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $102,864) + $102,864 = $2,057 + $102,864 =
  $104,921. However, the Contract Value on this anniversary is $107,015, which is greater than the 8% Annual Increase, so we reset both the 8% Annual Increase and the increase base to equal this amount.
o On the sixth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $107,015) + $107,015 = $2,140 + $107,015 = $109,155. The Contract Value on
  this anniversary is $92,983, which is less than the 8% Annual Increase so there is no reset.
o On the seventh Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $107,015) + $109,155 = $2,140 + $109,155 = $111,295. The Contract Value on
  this anniversary is $100,517, which is less than the 8% Annual Increase so there is no reset.

      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

o During the eighth quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the increase base ($107,015 + $10,000 = $117,015) and the 8% Annual Increase ($111,295 + $10,000
  = $121,295).
o On the eighth Quarterly Anniversary (which is also the second Contract Anniversary) we apply the quarterly increase to the increase base minus the Purchase Payment we received during the last quarter and add it to the 8% Annual Increase, which is: 2% x ($117,015 - $10,000) + $121,295 = $2,140 +
  $121,295 = $123,435. The Contract Value on this anniversary is $105,732, which is less than the 8% Annual Increase so there is no reset.
o On the ninth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $117,015) + $123,435 = $2,340 + $123,435 = $125,775. The Contract Value on
  this anniversary is $115,638, which is less than the 8% Annual Increase so there is no reset.
o On the tenth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $117,015) + $125,775 = $2,340 + $125,775 = $128,115. However, the Contract
  Value on this anniversary is $128,492, which is greater than the 8% Annual Increase, so we reset both the 8% Annual Increase and the increase base to equal this amount.
o Assuming that during the remainder of the Increase Period there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 84th Quarterly Anniversary (which is 20 years after the Increase Period began) the 8% Annual Increase would receive an additional 74 quarterly increases of (2% x $128,492)= $2,570 each. On the 84th Quarterly Anniversary the 8% Annual Increase would receive its last quarterly increase, and would be $318,672.
o On each subsequent Quarterly Anniversary after the 20th Contract
  Anniversary and before the Benefit Date, the 8% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 8% Annual Increase, but the 8% Annual Increase will not receive any more 2% quarterly simple interest increases.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

APPENDIX H - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the free withdrawal privilege.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges) = $100,000 - $0 =
  $100,000
  Reduced by the amount of the free withdrawal privilege = 12% x $100,000
  =..........................................................-  12,000
           ..................................................$  88,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   6,600
Therefore, we would withdraw $90,000 from the Contract and pay you $83,400 ($90,000 less the $6,600 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
  WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge, but it will reduce the Withdrawal Charge Basis on a dollar for dollar basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the free withdrawal privilege.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges) = $100,000 - $9,000
  =   $ 91,000
  Reduced by the amount of the free withdrawal privilege = 12% x $100,000
  =..........................................................-  12,000
           ...................................................$ 79,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   5,925
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,075 ($90,000 less the $5,925 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $93,075.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY
  A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$
  3,000...............................................................
  Divided by (1 minus the withdrawal charge percentage).{divide} 0.915
  Total amount withdrawn.......................................$ 3,279
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,279 - $3,000 =........................................$    279

Therefore, we would withdraw $15,279 from the Contract and pay you $15,000.

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the free withdrawal privilege.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges) = $100,000 - $15,279
  =   $ 84,721
  Reduced by the amount of the free withdrawal privilege = 12% x $100,000
  =..........................................................-  12,000
           ...................................................$ 72,721
  Multiplied by the withdrawal charge..........................x  7.5%
       ......................................................$   5,454

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,546 ($90,000 less the $5,454 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $99,546.


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  One Chase Manhattan Plaza, 37th Floor
  New York, NY 10005-1423
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ SERVICE CENTER
  P.O. Box 1122
  Southeastern, PA 19398-1122
  (800) 624-0197


      The Allianz VisionSM New York Variable Annuity Contract Prospectus -
                                 August 7, 2008

                                  PART B - SAI
                                        1

                      STATEMENT OF ADDITIONAL INFORMATION
                          ALLIANZ VISION[SM ]NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
            ALLIANZ LIFE[{reg-trade-mark}] OF NY VARIABLE ACCOUNT C
                           (THE SEPARATE ACCOUNT) AND
                  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                    (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)


                                 AUGUST 7, 2008


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     One Chase Manhattan Plaza, 37th Floor
                            New York, NY 10005-1423
                                 (800) 624-0197

                               TABLE OF CONTENTS
      ALLIANZ LIFE OF NEW YORK.....................................2
      EXPERTS......................................................2
      LEGAL OPINIONS...............................................2
      DISTRIBUTOR..................................................2
      REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE............3
      FEDERAL TAX STATUS...........................................3
        General....................................................3
        Diversification............................................4
        Owner Control..............................................4
        Contracts Owned by Non-Individuals.........................5
         Income Tax Withholding....................................5
         Required Distributions....................................5
         Qualified Contracts.......................................6
      ANNUITY PROVISIONS...........................................7
        Annuity Units/Calculating Variable Annuity Payments........7
      MORTALITY AND EXPENSE RISK GUARANTEE.........................7
      FINANCIAL STATEMENTS.........................................7
      APPENDIX - CONDENSED FINANCIAL INFORMATION...................8



                                                                   VISNYSAI-0808

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year ended December 31, 2007 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the financial statements and supplemental schedules of Allianz Life of New York as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF   AGGREGATE AMOUNT OF COMMISSIONS
                   COMMISSIONS PAID TO   RETAINED BY ALLIANZ LIFE FINANCIAL
                 ALLIANZ LIFE FINANCIAL  AFTER PAYMENTS TO SELLING FIRMS
    2005      $4,367,160.63                 $0
    2006      $5,508,561.44                 $0
    2007      $5,838,450.54                 $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,116 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2007, the five firms receiving the largest payments, ranging from $525,320 to $1,867,575, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

                                       3
     FIRM NAME
--------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investments
 5   Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed

The Allianz Vision[SM] New York Variable Annuity Contract SAI - August 7, 2008 as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment

The Allianz Vision[SM] New York Variable Annuity Contract SAI - August 7, 2008 divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

                                       7
ANNUITY PROVISIONS
We base Annuity Payments upon the following.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date (less any deductions we make to reimburse us for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life of New York guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2007, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2007 are also included herein.

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                   M&E CHARGES
VISB  Allianz Vision NY - Base Contract with the Bonus Option...                                                            1.90%
1....
VISB  Allianz Vision NY - Base Contract with the Bonus Option and Quarterly Value Death Benefit                             2.20%
2.....
VISB  Allianz Vision NY - Base Contract with the Bonus Option and single Lifetime Plus Payments                             2.60%
3..... under the Lifetime Plus Benefit...........................
VISB  Allianz Vision NY - Base Contract with the Bonus Option, Quarterly Value Death Benefit and                            2.90%
4..... single Lifetime Plus Payments under the Lifetime Plus Benefit
VISB  Allianz Vision NY - Base Contract with the Bonus Option and joint Lifetime Plus Payments under                        2.75%
5..... the Lifetime Plus Benefit.................................
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit                                              1.70%
2.....
VISI  Allianz Vision NY - Base Contract with single Lifetime Plus Payments under the Lifetime Plus Benefit                  2.10%
3.....
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under      2.40%
4..... the Lifetime Plus Benefit
VISI  Allianz Vision NY - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus Benefit                   2.25%
5.....
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under       2.55%
6..... the Lifetime Plus Benefit
VISL  Allianz Vision NY - Base Contract with the Short Withdrawal Charge Option                                             1.65%
1.....
VISL  Allianz Vision NY - Base Contract with Quarterly Value Death Benefit and the                                          1.95%
2..... Short Withdrawal Charge Options...........................
VISL  Allianz Vision NY - Base Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under     2.35%
3..... the Lifetime Plus Benefit
VISL  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit, Short Withdrawal Charge Option and          2.65%
4..... single Lifetime Plus Payments under the Lifetime Plus Benefit
VISL  Allianz Vision NY - Base Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under      2.50%
5..... the Lifetime Plus Benefit
VISL  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit, Short Withdrawal Charge Option and joint    2.80%
6..... Lifetime Plus Payments under the Lifetime Plus Benefit

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund


(Number of Accumulation Units in thousands)


BENEFIT    PERIOD OR YEAR  AUV AT BEGINNING OF AUV AT END OF  NUMBER OF ACCUMULATION UNITS
OPTION *       ENDED            PERIOD            PERIOD      OUTSTANDING AT END OF PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
VISB 11.90%
 12/31/2007    N/A 19.276        4
VISB 22.20%
 12/31/2007    N/A 18.646        5
VISB 32.60%
 12/31/2007    N/A 18.525        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 42.90%
 12/31/2007    N/A 17.920        0
VISB 52.75%
 12/31/2007    N/A 18.368        0
VISI 21.70%
 12/31/2007    N/A 19.496        1
VISI 32.10%
 12/31/2007    N/A 19.058        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 42.40%
 12/31/2007    N/A 18.736        0
VISI 52.25%
 12/31/2007    N/A 18.897        0
VISI 62.55%
 12/31/2007    N/A 18.578        0
VISL 11.65%
 12/31/2007    N/A 19.551        1
VISL 21.95%
 12/31/2007    N/A 19.221        0
VISL 32.35%
 12/31/2007    N/A 18.790        0
VISL 42.65%
 12/31/2007    N/A 18.473        0
VISL 52.50%
 12/31/2007    N/A 18.630        0
VISL 62.80%
 12/31/2007    N/A 18.316        0
AZL Columbia Technology Fund
VISB 11.90%
 12/31/2007    N/A  9.710        0
VISB 22.20%
 12/31/2007    N/A  9.365        1
VISB 32.60%
 12/31/2007    N/A  9.300        0
VISB 42.90%
 12/31/2007    N/A  8.970        0
VISB 52.75%
 12/31/2007    N/A  9.214        0
VISI 21.70%
 12/31/2007    N/A  9.830        1
VISI 32.10%
 12/31/2007    N/A  9.591        0
VISI 42.40%
 12/31/2007    N/A  9.415        0
VISI 52.25%
 12/31/2007    N/A  9.502        0
VISI 62.55%
 12/31/2007    N/A  9.328        0
VISL 11.65%
 12/31/2007    N/A  9.860        1
VISL 21.95%
 12/31/2007    N/A  9.680        0
VISL 32.35%
 12/31/2007    N/A  9.444        0
VISL 42.65%
 12/31/2007    N/A  9.271        0
VISL 52.50%
 12/31/2007    N/A  9.357        0
VISL 62.80%
 12/31/2007    N/A  9.186        0
AZL Davis NY Venture Fund
VISB 11.90%
 12/31/2007    N/A 13.143        8
VISB 22.20%
 12/31/2007    N/A 12.677        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A 12.588        0
VISB 42.90%
 12/31/2007    N/A 12.142        0
VISB 52.75%
 12/31/2007    N/A 12.472        0
VISI 21.70%
 12/31/2007    N/A 13.306        1
VISI 32.10%
 12/31/2007    N/A 12.982        0
VISI 42.40%
 12/31/2007    N/A 12.744        0
VISI 52.25%
 12/31/2007    N/A 12.863        0
VISI 62.55%
 12/31/2007    N/A 12.627        0
VISL 11.65%
 12/31/2007    N/A 13.347        8
VISL 21.95%
 12/31/2007    N/A 13.103        0
VISL 32.35%
 12/31/2007    N/A 12.784        0
VISL 42.65%
 12/31/2007    N/A 12.549        0
VISL 52.50%
 12/31/2007    N/A 12.666        0
VISL 62.80%
 12/31/2007    N/A 12.434        0
AZL Dreyfus Founders Equity Growth Fund
VISB 11.90%
 12/31/2007    N/A 11.176        0
VISB 22.20%
 12/31/2007    N/A 10.780        0
VISB 32.60%
 12/31/2007    N/A 10.704        0
VISB 42.90%
 12/31/2007    N/A 10.325        0
VISB 52.75%
 12/31/2007    N/A 10.606        0
VISI 21.70%
 12/31/2007    N/A 11.315        0
VISI 32.10%
 12/31/2007    N/A 11.039        0
VISI 42.40%
 12/31/2007    N/A 10.837        0
VISI 52.25%
 12/31/2007    N/A 10.938        0
VISI 62.55%
 12/31/2007    N/A 10.737        0
VISL 11.65%
 12/31/2007    N/A 11.350        0
VISL 21.95%
 12/31/2007    N/A 11.142        0
VISL 32.35%
 12/31/2007    N/A 10.870        0
VISL 42.65%
 12/31/2007    N/A 10.671        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 10.770        0
VISL 62.80%
 12/31/2007    N/A 10.573        0
AZL Dreyfus Premier Small Cap Value Fund
VISB 11.90%
 12/31/2007    N/A 12.213        0
VISB 22.20%
 12/31/2007    N/A 11.957        0
VISB 32.60%
 12/31/2007    N/A 11.903        0
VISB 42.90%
 12/31/2007    N/A 11.654        0
VISB 52.75%
 12/31/2007    N/A 11.838        0
VISI 21.70%
 12/31/2007    N/A 12.303        0
VISI 32.10%
 12/31/2007    N/A 12.124        0
VISI 42.40%
 12/31/2007    N/A 11.991        0
VISI 52.25%
 12/31/2007    N/A 12.057        0
VISI 62.55%
 12/31/2007    N/A 11.925        0
VISL 11.65%
 12/31/2007    N/A 12.326        0
VISL 21.95%
 12/31/2007    N/A 12.191        0
VISL 32.35%
 12/31/2007    N/A 12.013        0
VISL 42.65%
 12/31/2007    N/A 11.881        0
VISL 52.50%
 12/31/2007    N/A 11.947        0
VISL 62.80%
 12/31/2007    N/A 11.816        0
AZL First Trust Target Double Play Fund
VISB 11.90%
 12/31/2007    N/A 10.556        4
VISB 22.20%
 12/31/2007    N/A 10.527        0
VISB 32.60%
 12/31/2007    N/A 10.487        0
VISB 42.90%
 12/31/2007    N/A 10.458        0
VISB 52.75%
 12/31/2007    N/A 10.472        0
VISI 21.70%
 12/31/2007    N/A 10.577        0
VISI 32.10%
 12/31/2007    N/A 10.534        0
VISI 42.40%
 12/31/2007    N/A 10.502        0
VISI 52.25%
 12/31/2007    N/A 10.518        0
VISI 62.55%
 12/31/2007    N/A 10.486        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 10.582        0
VISL 21.95%
 12/31/2007    N/A 10.550        0
VISL 32.35%
 12/31/2007    N/A 10.507        0
VISL 42.65%
 12/31/2007    N/A 10.476        0
VISL 52.50%
 12/31/2007    N/A 10.491        0
VISL 62.80%
 12/31/2007    N/A 10.460        0
AZL Franklin Small Cap Value Fund
VISB 11.90%
 12/31/2007    N/A 17.081        0
VISB 22.20%
 12/31/2007    N/A 16.623        0
VISB 32.60%
 12/31/2007    N/A 16.532        0
VISB 42.90%
 12/31/2007    N/A 16.088        0
VISB 52.75%
 12/31/2007    N/A 16.416        0
VISI 21.70%
 12/31/2007    N/A 17.242        1
VISI 32.10%
 12/31/2007    N/A 16.923        0
VISI 42.40%
 12/31/2007    N/A 16.687        0
VISI 52.25%
 12/31/2007    N/A 16.804        0
VISI 62.55%
 12/31/2007    N/A 16.570        0
VISL 11.65%
 12/31/2007    N/A 17.282        1
VISL 21.95%
 12/31/2007    N/A 17.042        0
VISL 32.35%
 12/31/2007    N/A 16.726        0
VISL 42.65%
 12/31/2007    N/A 16.493        0
VISL 52.50%
 12/31/2007    N/A 16.609        0
VISL 62.80%
 12/31/2007    N/A 16.378        0
AZL Fusion Balanced Fund
VISB 11.90%
 12/31/2007    N/A 11.960       47
VISB 22.20%
 12/31/2007    N/A 11.780       10
VISB 32.60%
 12/31/2007    N/A 11.739        0
VISB 42.90%
 12/31/2007    N/A 11.562        0
VISB 52.75%
 12/31/2007    N/A 11.692        0
VISI 21.70%
 12/31/2007    N/A 12.025        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 11.897        0
VISI 42.40%
 12/31/2007    N/A 11.802        0
VISI 52.25%
 12/31/2007    N/A 11.849        0
VISI 62.55%
 12/31/2007    N/A 11.754        0
VISL 11.65%
 12/31/2007    N/A 12.041       21
VISL 21.95%
 12/31/2007    N/A 11.944        0
VISL 32.35%
 12/31/2007    N/A 11.817        0
VISL 42.65%
 12/31/2007    N/A 11.723        0
VISL 52.50%
 12/31/2007    N/A 11.770        0
VISL 62.80%
 12/31/2007    N/A 11.676        0
AZL Fusion Growth Fund
VISB 11.90%
 12/31/2007    N/A 12.643       17
VISB 22.20%
 12/31/2007    N/A 12.453       45
VISB 32.60%
 12/31/2007    N/A 12.408        0
VISB 42.90%
 12/31/2007    N/A 12.222        0
VISB 52.75%
 12/31/2007    N/A 12.359        0
VISI 21.70%
 12/31/2007    N/A 12.711        3
VISI 32.10%
 12/31/2007    N/A 12.575        0
VISI 42.40%
 12/31/2007    N/A 12.475        0
VISI 52.25%
 12/31/2007    N/A 12.525        0
VISI 62.55%
 12/31/2007    N/A 12.425        0
VISL 11.65%
 12/31/2007    N/A 12.728        6
VISL 21.95%
 12/31/2007    N/A 12.626        8
VISL 32.35%
 12/31/2007    N/A 12.492        0
VISL 42.65%
 12/31/2007    N/A 12.392        0
VISL 52.50%
 12/31/2007    N/A 12.442        0
VISL 62.80%
 12/31/2007    N/A 12.342        0
AZL Fusion Moderate Fund
VISB 11.90%
 12/31/2007    N/A 12.231       27
VISB 22.20%
 12/31/2007    N/A 12.047       11

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A 12.004        0
VISB 42.90%
 12/31/2007    N/A 11.824        0
VISB 52.75%
 12/31/2007    N/A 11.956        0
VISI 21.70%
 12/31/2007    N/A 12.297        0
VISI 32.10%
 12/31/2007    N/A 12.166        0
VISI 42.40%
 12/31/2007    N/A 12.069        0
VISI 52.25%
 12/31/2007    N/A 12.117        0
VISI 62.55%
 12/31/2007    N/A 12.020        0
VISL 11.65%
 12/31/2007    N/A 12.313       37
VISL 21.95%
 12/31/2007    N/A 12.215        0
VISL 32.35%
 12/31/2007    N/A 12.085        0
VISL 42.65%
 12/31/2007    N/A 11.988        0
VISL 52.50%
 12/31/2007    N/A 12.037        0
VISL 62.80%
 12/31/2007    N/A 11.940        0
AZL Jennison 20/20 Focus Fund
VISB 11.90%
 12/31/2007    N/A 14.674        5
VISB 22.20%
 12/31/2007    N/A 14.453        1
VISB 32.60%
 12/31/2007    N/A 14.401        0
VISB 42.90%
 12/31/2007    N/A 14.185        0
VISB 52.75%
 12/31/2007    N/A 14.344        0
VISI 21.70%
 12/31/2007    N/A 14.752        0
VISI 32.10%
 12/31/2007    N/A 14.595        0
VISI 42.40%
 12/31/2007    N/A 14.479        0
VISI 52.25%
 12/31/2007    N/A 14.537        0
VISI 62.55%
 12/31/2007    N/A 14.421        0
VISL 11.65%
 12/31/2007    N/A 14.772        2
VISL 21.95%
 12/31/2007    N/A 14.654        0
VISL 32.35%
 12/31/2007    N/A 14.498        0
VISL 42.65%
 12/31/2007    N/A 14.382        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

                                      12

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 14.440        0
VISL 62.80%
 12/31/2007    N/A 14.325        0
AZL Jennison Growth Fund
VISB 11.90%
 12/31/2007    N/A 12.936        6
VISB 22.20%
 12/31/2007    N/A 12.741        0
VISB 32.60%
 12/31/2007    N/A 12.696        0
VISB 42.90%
 12/31/2007    N/A 12.505        0
VISB 52.75%
 12/31/2007    N/A 12.645        0
VISI 21.70%
 12/31/2007    N/A 13.005        0
VISI 32.10%
 12/31/2007    N/A 12.867        0
VISI 42.40%
 12/31/2007    N/A 12.764        0
VISI 52.25%
 12/31/2007    N/A 12.815        0
VISI 62.55%
 12/31/2007    N/A 12.713        0
VISL 11.65%
 12/31/2007    N/A 13.023        1
VISL 21.95%
 12/31/2007    N/A 12.918        0
VISL 32.35%
 12/31/2007    N/A 12.781        0
VISL 42.65%
 12/31/2007    N/A 12.679        0
VISL 52.50%
 12/31/2007    N/A 12.730        0
VISL 62.80%
 12/31/2007    N/A 12.628        0
AZL Legg Mason Growth Fund
VISB 11.90%
 12/31/2007    N/A 12.980        5
VISB 22.20%
 12/31/2007    N/A 12.556        6
VISB 32.60%
 12/31/2007    N/A 12.475        0
VISB 42.90%
 12/31/2007    N/A 12.067        0
VISB 52.75%
 12/31/2007    N/A 12.369        0
VISI 21.70%
 12/31/2007    N/A 13.129        2
VISI 32.10%
 12/31/2007    N/A 12.834        0
VISI 42.40%
 12/31/2007    N/A 12.617        0
VISI 52.25%
 12/31/2007    N/A 12.725        0
VISI 62.55%
 12/31/2007    N/A 12.510        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 13.166        5
VISL 21.95%
 12/31/2007    N/A 12.944        0
VISL 32.35%
 12/31/2007    N/A 12.653        0
VISL 42.65%
 12/31/2007    N/A 12.439        0
VISL 52.50%
 12/31/2007    N/A 12.546        0
VISL 62.80%
 12/31/2007    N/A 12.334        0
AZL Legg Mason Value Fund
VISB 11.90%
 12/31/2007    N/A 11.308        0
VISB 22.20%
 12/31/2007    N/A 10.907        0
VISB 32.60%
 12/31/2007    N/A 10.830        0
VISB 42.90%
 12/31/2007    N/A 10.446        0
VISB 52.75%
 12/31/2007    N/A 10.730        0
VISI 21.70%
 12/31/2007    N/A 11.448        0
VISI 32.10%
 12/31/2007    N/A 11.169        0
VISI 42.40%
 12/31/2007    N/A 10.965        0
VISI 52.25%
 12/31/2007    N/A 11.066        0
VISI 62.55%
 12/31/2007    N/A 10.864        0
VISL 11.65%
 12/31/2007    N/A 11.483        0
VISL 21.95%
 12/31/2007    N/A 11.273        0
VISL 32.35%
 12/31/2007    N/A 10.998        0
VISL 42.65%
 12/31/2007    N/A 10.797        0
VISL 52.50%
 12/31/2007    N/A 10.897        0
VISL 62.80%
 12/31/2007    N/A 10.697        0
AZL LMP Large Cap Growth Fund
VISB 11.90%
 12/31/2007    N/A 11.292        0
VISB 22.20%
 12/31/2007    N/A 10.923        1
VISB 32.60%
 12/31/2007    N/A 10.852        0
VISB 42.90%
 12/31/2007    N/A 10.497        0
VISB 52.75%
 12/31/2007    N/A 10.760        0
VISI 21.70%
 12/31/2007    N/A 11.421        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 11.164        0
VISI 42.40%
 12/31/2007    N/A 10.976        0
VISI 52.25%
 12/31/2007    N/A 11.070        0
VISI 62.55%
 12/31/2007    N/A 10.883        0
VISL 11.65%
 12/31/2007    N/A 11.453        0
VISL 21.95%
 12/31/2007    N/A 11.260        0
VISL 32.35%
 12/31/2007    N/A 11.007        0
VISL 42.65%
 12/31/2007    N/A 10.821        0
VISL 52.50%
 12/31/2007    N/A 10.914        0
VISL 62.80%
 12/31/2007    N/A 10.729        0
AZL Money Market Fund
VISB 11.90%
 12/31/2007    N/A 10.318       47
VISB 22.20%
 12/31/2007    N/A 10.105       49
VISB 32.60%
 12/31/2007    N/A  9.828        0
VISB 42.90%
 12/31/2007    N/A  9.625        0
VISB 52.75%
 12/31/2007    N/A  9.726        0
VISI 21.70%
 12/31/2007    N/A 10.864        0
VISI 32.10%
 12/31/2007    N/A 10.525        0
VISI 42.40%
 12/31/2007    N/A 10.278        0
VISI 52.25%
 12/31/2007    N/A 10.401        0
VISI 62.55%
 12/31/2007    N/A 10.156        0
VISL 11.65%
 12/31/2007    N/A 10.907        0
VISL 21.95%
 12/31/2007    N/A 10.651       12
VISL 32.35%
 12/31/2007    N/A 10.318        0
VISL 42.65%
 12/31/2007    N/A 10.076        0
VISL 52.50%
 12/31/2007    N/A 10.197        0
VISL 62.80%
 12/31/2007    N/A  9.957        0
AZL NACM International Fund
VISB 11.90%
 12/31/2007    N/A  9.439        1
VISB 22.20%
 12/31/2007    N/A  9.409        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A  9.395        0
VISB 42.90%
 12/31/2007    N/A  9.365        0
VISB 52.75%
 12/31/2007    N/A  9.386        0
VISI 21.70%
 12/31/2007    N/A  9.452        0
VISI 32.10%
 12/31/2007    N/A  9.427        0
VISI 42.40%
 12/31/2007    N/A  9.408        0
VISI 52.25%
 12/31/2007    N/A  9.417        0
VISI 62.55%
 12/31/2007    N/A  9.398        0
VISL 11.65%
 12/31/2007    N/A  9.455        0
VISL 21.95%
 12/31/2007    N/A  9.436        0
VISL 32.35%
 12/31/2007    N/A  9.411        0
VISL 42.65%
 12/31/2007    N/A  9.392        0
VISL 52.50%
 12/31/2007    N/A  9.401        0
VISL 62.80%
 12/31/2007    N/A  9.383        0
AZL Neuberger Berman Regency Fund
VISB 11.90%
 12/31/2007    N/A 10.233        0
VISB 22.20%
 12/31/2007    N/A 10.139        0
VISB 32.60%
 12/31/2007    N/A 10.113        0
VISB 42.90%
 12/31/2007    N/A 10.021        0
VISB 52.75%
 12/31/2007    N/A 10.088        0
VISI 21.70%
 12/31/2007    N/A 10.267        0
VISI 32.10%
 12/31/2007    N/A 10.198        0
VISI 42.40%
 12/31/2007    N/A 10.147        0
VISI 52.25%
 12/31/2007    N/A 10.173        0
VISI 62.55%
 12/31/2007    N/A 10.122        0
VISL 11.65%
 12/31/2007    N/A 10.276        2
VISL 21.95%
 12/31/2007    N/A 10.224        0
VISL 32.35%
 12/31/2007    N/A 10.156        0
VISL 42.65%
 12/31/2007    N/A 10.105        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 10.130        0
VISL 62.80%
 12/31/2007    N/A 10.079        0
AZL OCC Opportunity Fund
VISB 11.90%
 12/31/2007    N/A 16.205        0
VISB 22.20%
 12/31/2007    N/A 15.676        1
VISB 32.60%
 12/31/2007    N/A 15.574        0
VISB 42.90%
 12/31/2007    N/A 15.065        0
VISB 52.75%
 12/31/2007    N/A 15.442        0
VISI 21.70%
 12/31/2007    N/A 16.390        0
VISI 32.10%
 12/31/2007    N/A 16.022        0
VISI 42.40%
 12/31/2007    N/A 15.752        0
VISI 52.25%
 12/31/2007    N/A 15.887        0
VISI 62.55%
 12/31/2007    N/A 15.618        0
VISL 11.65%
 12/31/2007    N/A 16.437        0
VISL 21.95%
 12/31/2007    N/A 16.159        0
VISL 32.35%
 12/31/2007    N/A 15.797        0
VISL 42.65%
 12/31/2007    N/A 15.530        0
VISL 52.50%
 12/31/2007    N/A 15.663        0
VISL 62.80%
 12/31/2007    N/A 15.398        0
AZL OCC Value Fund
VISB 11.90%
 12/31/2007    N/A 14.397        0
VISB 22.20%
 12/31/2007    N/A 13.886        0
VISB 32.60%
 12/31/2007    N/A 13.789        0
VISB 42.90%
 12/31/2007    N/A 13.300        0
VISB 52.75%
 12/31/2007    N/A 13.662        0
VISI 21.70%
 12/31/2007    N/A 14.575        0
VISI 32.10%
 12/31/2007    N/A 14.220        0
VISI 42.40%
 12/31/2007    N/A 13.960        0
VISI 52.25%
 12/31/2007    N/A 14.089        0
VISI 62.55%
 12/31/2007    N/A 13.831        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 14.620        0
VISL 21.95%
 12/31/2007    N/A 14.352        0
VISL 32.35%
 12/31/2007    N/A 14.003        0
VISL 42.65%
 12/31/2007    N/A 13.746        0
VISL 52.50%
 12/31/2007    N/A 13.874        0
VISL 62.80%
 12/31/2007    N/A 13.620        0
AZL Oppenheimer Global Fund
VISB 11.90%
 12/31/2007    N/A 14.958        4
VISB 22.20%
 12/31/2007    N/A 14.645        1
VISB 32.60%
 12/31/2007    N/A 14.579        0
VISB 42.90%
 12/31/2007    N/A 14.274        0
VISB 52.75%
 12/31/2007    N/A 14.499        0
VISI 21.70%
 12/31/2007    N/A 15.069        2
VISI 32.10%
 12/31/2007    N/A 14.849        0
VISI 42.40%
 12/31/2007    N/A 14.686        0
VISI 52.25%
 12/31/2007    N/A 14.767        0
VISI 62.55%
 12/31/2007    N/A 14.606        0
VISL 11.65%
 12/31/2007    N/A 15.096        5
VISL 21.95%
 12/31/2007    N/A 14.931        0
VISL 32.35%
 12/31/2007    N/A 14.713        0
VISL 42.65%
 12/31/2007    N/A 14.552        0
VISL 52.50%
 12/31/2007    N/A 14.633        0
VISL 62.80%
 12/31/2007    N/A 14.472        0
AZL Oppenheimer International Growth Fund
VISB 11.90%
 12/31/2007    N/A 19.881        0
VISB 22.20%
 12/31/2007    N/A 19.176        0
VISB 32.60%
 12/31/2007    N/A 19.041        0
VISB 42.90%
 12/31/2007    N/A 18.366        0
VISB 52.75%
 12/31/2007    N/A 18.866        0
VISI 21.70%
 12/31/2007    N/A 20.128        1


The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 19.637        0
VISI 42.40%
 12/31/2007    N/A 19.277        0
VISI 52.25%
 12/31/2007    N/A 19.456        0
VISI 62.55%
 12/31/2007    N/A 19.100        0
VISL 11.65%
 12/31/2007    N/A 20.190        3
VISL 21.95%
 12/31/2007    N/A 19.820        0
VISL 32.35%
 12/31/2007    N/A 19.337        0
VISL 42.65%
 12/31/2007    N/A 18.983        0
VISL 52.50%
 12/31/2007    N/A 19.159        0
VISL 62.80%
 12/31/2007    N/A 18.808        0
AZL Oppenheimer Main Street Fund
VISB 11.90%
 12/31/2007    N/A 12.704        0
VISB 22.20%
 12/31/2007    N/A 12.438        1
VISB 32.60%
 12/31/2007    N/A 12.382        0
VISB 42.90%
 12/31/2007    N/A 12.123        0
VISB 52.75%
 12/31/2007    N/A 12.314        0
VISI 21.70%
 12/31/2007    N/A 12.798        2
VISI 32.10%
 12/31/2007    N/A 12.611        0
VISI 42.40%
 12/31/2007    N/A 12.473        0
VISI 52.25%
 12/31/2007    N/A 12.542        0
VISI 62.55%
 12/31/2007    N/A 12.404        0
VISL 11.65%
 12/31/2007    N/A 12.821        1
VISL 21.95%
 12/31/2007    N/A 12.681        0
VISL 32.35%
 12/31/2007    N/A 12.496        0
VISL 42.65%
 12/31/2007    N/A 12.359        0
VISL 52.50%
 12/31/2007    N/A 12.427        0
VISL 62.80%
 12/31/2007    N/A 12.291        0
AZL PIMCO Fundamental IndexPLUS Total Return Fund
VISB 11.90%
 12/31/2007    N/A 11.557        0
VISB 22.20%
 12/31/2007    N/A 11.451        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A 11.422        0
VISB 42.90%
 12/31/2007    N/A 11.318        0
VISB 52.75%
 12/31/2007    N/A 11.394        0
VISI 21.70%
 12/31/2007    N/A 11.596        0
VISI 32.10%
 12/31/2007    N/A 11.518        0
VISI 42.40%
 12/31/2007    N/A 11.461        0
VISI 52.25%
 12/31/2007    N/A 11.490        0
VISI 62.55%
 12/31/2007    N/A 11.432        0
VISL 11.65%
 12/31/2007    N/A 11.606        1
VISL 21.95%
 12/31/2007    N/A 11.547        0
VISL 32.35%
 12/31/2007    N/A 11.470        0
VISL 42.65%
 12/31/2007    N/A 11.413        0
VISL 52.50%
 12/31/2007    N/A 11.441        0
VISL 62.80%
 12/31/2007    N/A 11.384        0
AZL S&P 500 Index Fund
VISB 11.90%
 12/31/2007    N/A  9.849        0
VISB 22.20%
 12/31/2007    N/A  9.817        4
VISB 32.60%
 12/31/2007    N/A  9.803        0
VISB 42.90%
 12/31/2007    N/A  9.771        0
VISB 52.75%
 12/31/2007    N/A  9.793        0
VISI 21.70%
 12/31/2007    N/A  9.862        0
VISI 32.10%
 12/31/2007    N/A  9.836        0
VISI 42.40%
 12/31/2007    N/A  9.816        0
VISI 52.25%
 12/31/2007    N/A  9.826        0
VISI 62.55%
 12/31/2007    N/A  9.806        0
VISL 11.65%
 12/31/2007    N/A  9.865        0
VISL 21.95%
 12/31/2007    N/A  9.846        0
VISL 32.35%
 12/31/2007    N/A  9.819        0
VISL 42.65%
 12/31/2007    N/A  9.799        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A  9.809        0
VISL 62.80%
 12/31/2007    N/A  9.790        0
AZL Schroder Emerging Markets Equity Fund
VISB 11.90%
 12/31/2007    N/A 13.343        6
VISB 22.20%
 12/31/2007    N/A 13.221        3
VISB 32.60%
 12/31/2007    N/A 13.187        0
VISB 42.90%
 12/31/2007    N/A 13.067        0
VISB 52.75%
 12/31/2007    N/A 13.154        0
VISI 21.70%
 12/31/2007    N/A 13.388        1
VISI 32.10%
 12/31/2007    N/A 13.298        0
VISI 42.40%
 12/31/2007    N/A 13.232        0
VISI 52.25%
 12/31/2007    N/A 13.265        0
VISI 62.55%
 12/31/2007    N/A 13.198        0
VISL 11.65%
 12/31/2007    N/A 13.399        6
VISL 21.95%
 12/31/2007    N/A 13.332        0
VISL 32.35%
 12/31/2007    N/A 13.243        0
VISL 42.65%
 12/31/2007    N/A 13.176        0
VISL 52.50%
 12/31/2007    N/A 13.209        0
VISL 62.80%
 12/31/2007    N/A 13.143        0
AZL Schroder International Small Cap Fund
VISB 11.90%
 12/31/2007    N/A  9.212        0
VISB 22.20%
 12/31/2007    N/A  9.182        0
VISB 32.60%
 12/31/2007    N/A  9.169        0
VISB 42.90%
 12/31/2007    N/A  9.139        0
VISB 52.75%
 12/31/2007    N/A  9.159        0
VISI 21.70%
 12/31/2007    N/A  9.224        1
VISI 32.10%
 12/31/2007    N/A  9.199        0
VISI 42.40%
 12/31/2007    N/A  9.181        0
VISI 52.25%
 12/31/2007    N/A  9.190        0
VISI 62.55%
 12/31/2007    N/A  9.172        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A  9.227        2
VISL 21.95%
 12/31/2007    N/A  9.209        0
VISL 32.35%
 12/31/2007    N/A  9.184        0
VISL 42.65%
 12/31/2007    N/A  9.165        0
VISL 52.50%
 12/31/2007    N/A  9.175        0
VISL 62.80%
 12/31/2007    N/A  9.156        0
AZL Small Cap Stock Index Fund
VISB 11.90%
 12/31/2007    N/A  9.298        5
VISB 22.20%
 12/31/2007    N/A  9.268        2
VISB 32.60%
 12/31/2007    N/A  9.254        0
VISB 42.90%
 12/31/2007    N/A  9.225        0
VISB 52.75%
 12/31/2007    N/A  9.245        0
VISI 21.70%
 12/31/2007    N/A  9.310        3
VISI 32.10%
 12/31/2007    N/A  9.285        0
VISI 42.40%
 12/31/2007    N/A  9.267        0
VISI 52.25%
 12/31/2007    N/A  9.276        0
VISI 62.55%
 12/31/2007    N/A  9.257        0
VISL 11.65%
 12/31/2007    N/A  9.314        0
VISL 21.95%
 12/31/2007    N/A  9.295        0
VISL 32.35%
 12/31/2007    N/A  9.270        0
VISL 42.65%
 12/31/2007    N/A  9.251        0
VISL 52.50%
 12/31/2007    N/A  9.261        0
VISL 62.80%
 12/31/2007    N/A  9.242        0
AZL TargetPLUS Balanced Fund
VISB 11.90%
 12/31/2007    N/A 10.083       10
VISB 22.20%
 12/31/2007    N/A 10.050        0
VISB 32.60%
 12/31/2007    N/A 10.035        0
VISB 42.90%
 12/31/2007    N/A 10.003        0
VISB 52.75%
 12/31/2007    N/A 10.025        0
VISI 21.70%
 12/31/2007    N/A 10.096        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

                                       17

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 10.069        0
VISI 42.40%
 12/31/2007    N/A 10.049        0
VISI 52.25%
 12/31/2007    N/A 10.059        0
VISI 62.55%
 12/31/2007    N/A 10.039        0
VISL 11.65%
 12/31/2007    N/A 10.100        4
VISL 21.95%
 12/31/2007    N/A 10.079        0
VISL 32.35%
 12/31/2007    N/A 10.052        0
VISL 42.65%
 12/31/2007    N/A 10.032        0
VISL 52.50%
 12/31/2007    N/A 10.042        0
VISL 62.80%
 12/31/2007    N/A 10.022        0
AZL TargetPLUS Equity Fund
VISB 11.90%
 12/31/2007    N/A 10.472        0
VISB 22.20%
 12/31/2007    N/A 10.443        3
VISB 32.60%
 12/31/2007    N/A 10.404        0
VISB 42.90%
 12/31/2007    N/A 10.374        0
VISB 52.75%
 12/31/2007    N/A 10.389        0
VISI 21.70%
 12/31/2007    N/A 10.492        0
VISI 32.10%
 12/31/2007    N/A 10.450        0
VISI 42.40%
 12/31/2007    N/A 10.418        0
VISI 52.25%
 12/31/2007    N/A 10.434        0
VISI 62.55%
 12/31/2007    N/A 10.402        0
VISL 11.65%
 12/31/2007    N/A 10.498        3
VISL 21.95%
 12/31/2007    N/A 10.466        0
VISL 32.35%
 12/31/2007    N/A 10.424        0
VISL 42.65%
 12/31/2007    N/A 10.392        0
VISL 52.50%
 12/31/2007    N/A 10.408        0
VISL 62.80%
 12/31/2007    N/A 10.376        0
AZL TargetPLUS Growth Fund
VISB 11.90%
 12/31/2007    N/A  9.906       11
VISB 22.20%
 12/31/2007    N/A  9.874        3

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A  9.859        0
VISB 42.90%
 12/31/2007    N/A  9.828        0
VISB 52.75%
 12/31/2007    N/A  9.850        0
VISI 21.70%
 12/31/2007    N/A  9.919       15
VISI 32.10%
 12/31/2007    N/A  9.893        0
VISI 42.40%
 12/31/2007    N/A  9.873        0
VISI 52.25%
 12/31/2007    N/A  9.883        0
VISI 62.55%
 12/31/2007    N/A  9.863        0
VISL 11.65%
 12/31/2007    N/A  9.923        0
VISL 21.95%
 12/31/2007    N/A  9.903        3
VISL 32.35%
 12/31/2007    N/A  9.876        0
VISL 42.65%
 12/31/2007    N/A  9.856        0
VISL 52.50%
 12/31/2007    N/A  9.866        0
VISL 62.80%
 12/31/2007    N/A  9.846        0
AZL TargetPLUS Moderate Fund
VISB 11.90%
 12/31/2007    N/A 10.046        0
VISB 22.20%
 12/31/2007    N/A 10.014        0
VISB 32.60%
 12/31/2007    N/A  9.999        0
VISB 42.90%
 12/31/2007    N/A  9.967        0
VISB 52.75%
 12/31/2007    N/A  9.989        0
VISI 21.70%
 12/31/2007    N/A 10.059        0
VISI 32.10%
 12/31/2007    N/A 10.032        0
VISI 42.40%
 12/31/2007    N/A 10.012        0
VISI 52.25%
 12/31/2007    N/A 10.022        0
VISI 62.55%
 12/31/2007    N/A 10.002        0
VISL 11.65%
 12/31/2007    N/A 10.063        0
VISL 21.95%
 12/31/2007    N/A 10.043        0
VISL 32.35%
 12/31/2007    N/A 10.016        0
VISL 42.65%
 12/31/2007    N/A  9.995        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

                                      18

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 10.005        0
VISL 62.80%
 12/31/2007    N/A  9.985        0
AZL Turner Quantitative Small Cap Growth Fund
VISB 11.90%
 12/31/2007    N/A 12.602        0
VISB 22.20%
 12/31/2007    N/A 12.413        0
VISB 32.60%
 12/31/2007    N/A 12.369        0
VISB 42.90%
 12/31/2007    N/A 12.183        0
VISB 52.75%
 12/31/2007    N/A 12.319        0
VISI 21.70%
 12/31/2007    N/A 12.670        0
VISI 32.10%
 12/31/2007    N/A 12.535        0
VISI 42.40%
 12/31/2007    N/A 12.435        0
VISI 52.25%
 12/31/2007    N/A 12.485        0
VISI 62.55%
 12/31/2007    N/A 12.385        0
VISL 11.65%
 12/31/2007    N/A 12.687        0
VISL 21.95%
 12/31/2007    N/A 12.585        0
VISL 32.35%
 12/31/2007    N/A 12.452        0
VISL 42.65%
 12/31/2007    N/A 12.352        0
VISL 52.50%
 12/31/2007    N/A 12.402        0
VISL 62.80%
 12/31/2007    N/A 12.303        0
AZL Van Kampen Comstock Fund
VISB 11.90%
 12/31/2007    N/A 11.979        0
VISB 22.20%
 12/31/2007    N/A 11.518        0
VISB 32.60%
 12/31/2007    N/A 11.432        0
VISB 42.90%
 12/31/2007    N/A 10.993        0
VISB 52.75%
 12/31/2007    N/A 11.318        0
VISI 21.70%
 12/31/2007    N/A 12.140        0
VISI 32.10%
 12/31/2007    N/A 11.820        0
VISI 42.40%
 12/31/2007    N/A 11.586        0
VISI 52.25%
 12/31/2007    N/A 11.703        0
VISI 62.55%
 12/31/2007    N/A 11.471        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 12.181        0
VISL 21.95%
 12/31/2007    N/A 11.939        0
VISL 32.35%
 12/31/2007    N/A 11.625        0
VISL 42.65%
 12/31/2007    N/A 11.394        0
VISL 52.50%
 12/31/2007    N/A 11.509        0
VISL 62.80%
 12/31/2007    N/A 11.281        0
AZL Van Kampen Equity and Income Fund
VISB 11.90%
 12/31/2007    N/A 12.599        3
VISB 22.20%
 12/31/2007    N/A 12.335        1
VISB 32.60%
 12/31/2007    N/A 12.279        0
VISB 42.90%
 12/31/2007    N/A 12.022        0
VISB 52.75%
 12/31/2007    N/A 12.211        0
VISI 21.70%
 12/31/2007    N/A 12.691        0
VISI 32.10%
 12/31/2007    N/A 12.506        0
VISI 42.40%
 12/31/2007    N/A 12.369        0
VISI 52.25%
 12/31/2007    N/A 12.438        0
VISI 62.55%
 12/31/2007    N/A 12.301        0
VISL 11.65%
 12/31/2007    N/A 12.715        1
VISL 21.95%
 12/31/2007    N/A 12.575        0
VISL 32.35%
 12/31/2007    N/A 12.392        0
VISL 42.65%
 12/31/2007    N/A 12.256        0
VISL 52.50%
 12/31/2007    N/A 12.324        0
VISL 62.80%
 12/31/2007    N/A 12.189        0
AZL Van Kampen Global Franchise Fund
VISB 11.90%
 12/31/2007    N/A 18.912        3
VISB 22.20%
 12/31/2007    N/A 18.404        0
VISB 32.60%
 12/31/2007    N/A 18.303        0
VISB 42.90%
 12/31/2007    N/A 17.812        0
VISB 52.75%
 12/31/2007    N/A 18.176        0
VISI 21.70%
 12/31/2007    N/A 19.090        1

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 18.736        0
VISI 42.40%
 12/31/2007    N/A 18.475        0
VISI 52.25%
 12/31/2007    N/A 18.605        0
VISI 62.55%
 12/31/2007    N/A 18.346        0
VISL 11.65%
 12/31/2007    N/A 19.135        0
VISL 21.95%
 12/31/2007    N/A 18.868        0
VISL 32.35%
 12/31/2007    N/A 18.519        0
VISL 42.65%
 12/31/2007    N/A 18.261        0
VISL 52.50%
 12/31/2007    N/A 18.389        0
VISL 62.80%
 12/31/2007    N/A 18.133        0
AZL Van Kampen Global Real Estate Fund
VISB 11.90%
 12/31/2007    N/A 10.761        4
VISB 22.20%
 12/31/2007    N/A 10.663        0
VISB 32.60%
 12/31/2007    N/A 10.636        0
VISB 42.90%
 12/31/2007    N/A 10.539        0
VISB 52.75%
 12/31/2007    N/A 10.609        0
VISI 21.70%
 12/31/2007    N/A 10.797        1
VISI 32.10%
 12/31/2007    N/A 10.725        0
VISI 42.40%
 12/31/2007    N/A 10.671        0
VISI 52.25%
 12/31/2007    N/A 10.698        0
VISI 62.55%
 12/31/2007    N/A 10.645        0
VISL 11.65%
 12/31/2007    N/A 10.806        1
VISL 21.95%
 12/31/2007    N/A 10.752        0
VISL 32.35%
 12/31/2007    N/A 10.680        0
VISL 42.65%
 12/31/2007    N/A 10.627        0
VISL 52.50%
 12/31/2007    N/A 10.653        0
VISL 62.80%
 12/31/2007    N/A 10.600        0
AZL Van Kampen Growth and Income Fund
VISB 11.90%
 12/31/2007    N/A 13.822        1
VISB 22.20%
 12/31/2007    N/A 13.291        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A 13.191        0
VISB 42.90%
 12/31/2007    N/A 12.684        0
VISB 52.75%
 12/31/2007    N/A 13.060        0
VISI 21.70%
 12/31/2007    N/A 14.008        0
VISI 32.10%
 12/31/2007    N/A 13.639        0
VISI 42.40%
 12/31/2007    N/A 13.368        0
VISI 52.25%
 12/31/2007    N/A 13.503        0
VISI 62.55%
 12/31/2007    N/A 13.235        0
VISL 11.65%
 12/31/2007    N/A 14.055        0
VISL 21.95%
 12/31/2007    N/A 13.776        0
VISL 32.35%
 12/31/2007    N/A 13.413        0
VISL 42.65%
 12/31/2007    N/A 13.147        0
VISL 52.50%
 12/31/2007    N/A 13.279        0
VISL 62.80%
 12/31/2007    N/A 13.016        0
AZL Van Kampen Mid Cap Growth Fund
VISB 11.90%
 12/31/2007    N/A 15.661        1
VISB 22.20%
 12/31/2007    N/A 15.059        5
VISB 32.60%
 12/31/2007    N/A 14.946        0
VISB 42.90%
 12/31/2007    N/A 14.372        0
VISB 52.75%
 12/31/2007    N/A 14.797        0
VISI 21.70%
 12/31/2007    N/A 15.872        1
VISI 32.10%
 12/31/2007    N/A 15.454        0
VISI 42.40%
 12/31/2007    N/A 15.147        0
VISI 52.25%
 12/31/2007    N/A 15.300        0
VISI 62.55%
 12/31/2007    N/A 14.996        0
VISL 11.65%
 12/31/2007    N/A 15.925        1
VISL 21.95%
 12/31/2007    N/A 15.609        0
VISL 32.35%
 12/31/2007    N/A 15.198        0
VISL 42.65%
 12/31/2007    N/A 14.897        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 15.046        0
VISL 62.80%
 12/31/2007    N/A 14.748        0
Davis VA Financial Portfolio
VISB 11.90%
 12/31/2007    N/A 12.015        1
VISB 22.20%
 12/31/2007    N/A 11.767        0
VISB 32.60%
 12/31/2007    N/A 11.444        0
VISB 42.90%
 12/31/2007    N/A 11.208        0
VISB 52.75%
 12/31/2007    N/A 11.325        0
VISI 21.70%
 12/31/2007    N/A 15.460        0
VISI 32.10%
 12/31/2007    N/A 14.978        0
VISI 42.40%
 12/31/2007    N/A 14.626        0
VISI 52.25%
 12/31/2007    N/A 14.801        0
VISI 62.55%
 12/31/2007    N/A 14.454        0
VISL 11.65%
 12/31/2007    N/A 15.522        0
VISL 21.95%
 12/31/2007    N/A 15.157        0
VISL 32.35%
 12/31/2007    N/A 14.684        0
VISL 42.65%
 12/31/2007    N/A 14.340        0
VISL 52.50%
 12/31/2007    N/A 14.511        0
VISL 62.80%
 12/31/2007    N/A 14.170        0
Franklin Global Communications Securities Fund
VISB 11.90%
 12/31/2007    N/A 28.546        3
VISB 22.20%
 12/31/2007    N/A 25.478        3
VISB 32.60%
 12/31/2007    N/A 25.029        0
VISB 42.90%
 12/31/2007    N/A 22.313        0
VISB 52.75%
 12/31/2007    N/A 24.334        0
VISI 21.70%
 12/31/2007    N/A 29.623        0
VISI 32.10%
 12/31/2007    N/A 27.461        0
VISI 42.40%
 12/31/2007    N/A 25.943        0
VISI 52.25%
 12/31/2007    N/A 26.691        0
VISI 62.55%
 12/31/2007    N/A 25.216        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 29.905        1
VISL 21.95%
 12/31/2007    N/A 28.253        0
VISL 32.35%
 12/31/2007    N/A 26.190        0
VISL 42.65%
 12/31/2007    N/A 24.743        0
VISL 52.50%
 12/31/2007    N/A 25.456        0
VISL 62.80%
 12/31/2007    N/A 24.050        0
Franklin High Income Securities Fund
VISB 11.90%
 12/31/2007    N/A 23.111        0
VISB 22.20%
 12/31/2007    N/A 20.627        1
VISB 32.60%
 12/31/2007    N/A 20.264        0
VISB 42.90%
 12/31/2007    N/A 18.065        0
VISB 52.75%
 12/31/2007    N/A 19.701        0
VISI 21.70%
 12/31/2007    N/A 23.984        0
VISI 32.10%
 12/31/2007    N/A 22.233        0
VISI 42.40%
 12/31/2007    N/A 21.004        0
VISI 52.25%
 12/31/2007    N/A 21.610        0
VISI 62.55%
 12/31/2007    N/A 20.416        0
VISL 11.65%
 12/31/2007    N/A 24.212        0
VISL 21.95%
 12/31/2007    N/A 22.874        0
VISL 32.35%
 12/31/2007    N/A 21.204        0
VISL 42.65%
 12/31/2007    N/A 20.032        0
VISL 52.50%
 12/31/2007    N/A 20.610        0
VISL 62.80%
 12/31/2007    N/A 19.471        0
Franklin Income Securities Fund
VISB 11.90%
 12/31/2007    N/A 44.144        2
VISB 22.20%
 12/31/2007    N/A 39.399        1
VISB 32.60%
 12/31/2007    N/A 38.706        0
VISB 42.90%
 12/31/2007    N/A 34.505        0
VISB 52.75%
 12/31/2007    N/A 37.631        0
VISI 21.70%
 12/31/2007    N/A 45.811        1

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 42.467        0
VISI 42.40%
 12/31/2007    N/A 40.120        0
VISI 52.25%
 12/31/2007    N/A 41.276        0
VISI 62.55%
 12/31/2007    N/A 38.995        0
VISL 11.65%
 12/31/2007    N/A 46.247        4
VISL 21.95%
 12/31/2007    N/A 43.691        0
VISL 32.35%
 12/31/2007    N/A 40.502        0
VISL 42.65%
 12/31/2007    N/A 38.263        0
VISL 52.50%
 12/31/2007    N/A 39.367        0
VISL 62.80%
 12/31/2007    N/A 37.191        0
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 11.90%
 12/31/2007    N/A  9.223        5
VISB 22.20%
 12/31/2007    N/A  9.203       68
VISB 32.60%
 12/31/2007    N/A  9.191        0
VISB 42.90%
 12/31/2007    N/A  9.171        0
VISB 52.75%
 12/31/2007    N/A  9.185        0
VISI 21.70%
 12/31/2007    N/A  9.232        2
VISI 32.10%
 12/31/2007    N/A  9.214        0
VISI 42.40%
 12/31/2007    N/A  9.200        0
VISI 52.25%
 12/31/2007    N/A  9.207        0
VISI 62.55%
 12/31/2007    N/A  9.194        0
VISL 11.65%
 12/31/2007    N/A  9.235        8
VISL 21.95%
 12/31/2007    N/A  9.221        2
VISL 32.35%
 12/31/2007    N/A  9.203        0
VISL 42.65%
 12/31/2007    N/A  9.189        0
VISL 52.50%
 12/31/2007    N/A  9.196        0
VISL 62.80%
 12/31/2007    N/A  9.182        0
Franklin U.S. Government Fund
VISB 11.90%
 12/31/2007    N/A 23.866        0
VISB 22.20%
 12/31/2007    N/A 21.324        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A 20.865        0
VISB 42.90%
 12/31/2007    N/A 18.692        0
VISB 52.75%
 12/31/2007    N/A 20.286        0
VISI 21.70%
 12/31/2007    N/A 24.767        0
VISI 32.10%
 12/31/2007    N/A 22.971        0
VISI 42.40%
 12/31/2007    N/A 21.711        0
VISI 52.25%
 12/31/2007    N/A 22.332        0
VISI 62.55%
 12/31/2007    N/A 21.106        0
VISL 11.65%
 12/31/2007    N/A 25.001        0
VISL 21.95%
 12/31/2007    N/A 23.629        0
VISL 32.35%
 12/31/2007    N/A 21.916        0
VISL 42.65%
 12/31/2007    N/A 20.713        0
VISL 52.50%
 12/31/2007    N/A 21.306        0
VISL 62.80%
 12/31/2007    N/A 20.137        0
Franklin Zero Coupon Fund 2010
VISB 11.90%
 12/31/2007    N/A 36.395        0
VISB 22.20%
 12/31/2007    N/A 32.531        0
VISB 32.60%
 12/31/2007    N/A 31.911        0
VISB 42.90%
 12/31/2007    N/A 28.516        0
VISB 52.75%
 12/31/2007    N/A 31.025        0
VISI 21.70%
 12/31/2007    N/A 37.784        0
VISI 32.10%
 12/31/2007    N/A 35.045        0
VISI 42.40%
 12/31/2007    N/A 33.122        0
VISI 52.25%
 12/31/2007    N/A 34.070        0
VISI 62.55%
 12/31/2007    N/A 32.200        0
VISL 11.65%
 12/31/2007    N/A 38.141        0
VISL 21.95%
 12/31/2007    N/A 36.048        0
VISL 32.35%
 12/31/2007    N/A 33.435        0
VISL 42.65%
 12/31/2007    N/A 31.600        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 32.504        0
VISL 62.80%
 12/31/2007    N/A 30.721        0
Mutual Discovery Securities Fund
VISB 11.90%
 12/31/2007    N/A 28.237        6
VISB 22.20%
 12/31/2007    N/A 26.408        1
VISB 32.60%
 12/31/2007    N/A 26.116        0
VISB 42.90%
 12/31/2007    N/A 24.424        0
VISB 52.75%
 12/31/2007    N/A 25.683        0
VISI 21.70%
 12/31/2007    N/A 28.848        2
VISI 32.10%
 12/31/2007    N/A 27.590        0
VISI 42.40%
 12/31/2007    N/A 26.682        0
VISI 52.25%
 12/31/2007    N/A 27.132        0
VISI 62.55%
 12/31/2007    N/A 26.239        0
VISL 11.65%
 12/31/2007    N/A 29.010        5
VISL 21.95%
 12/31/2007    N/A 28.055        0
VISL 32.35%
 12/31/2007    N/A 26.831        0
VISL 42.65%
 12/31/2007    N/A 25.948        0
VISL 52.50%
 12/31/2007    N/A 26.386        0
VISL 62.80%
 12/31/2007    N/A 25.517        0
Mutual Shares Securities Fund
VISB 11.90%
 12/31/2007    N/A 22.858        6
VISB 22.20%
 12/31/2007    N/A 21.377        0
VISB 32.60%
 12/31/2007    N/A 21.141        0
VISB 42.90%
 12/31/2007    N/A 19.771        0
VISB 52.75%
 12/31/2007    N/A 20.790        0
VISI 21.70%
 12/31/2007    N/A 23.353        4
VISI 32.10%
 12/31/2007    N/A 22.334        0
VISI 42.40%
 12/31/2007    N/A 21.599        0
VISI 52.25%
 12/31/2007    N/A 21.963        0
VISI 62.55%
 12/31/2007    N/A 21.241        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 23.484        4
VISL 21.95%
 12/31/2007    N/A 22.711        0
VISL 32.35%
 12/31/2007    N/A 21.720        0
VISL 42.65%
 12/31/2007    N/A 21.005        0
VISL 52.50%
 12/31/2007    N/A 21.359        0
VISL 62.80%
 12/31/2007    N/A 20.656        0
OpCap Mid Cap Portfolio
VISB 11.90%
 12/31/2007    N/A 10.495        4
VISB 22.20%
 12/31/2007    N/A 10.442        0
VISB 32.60%
 12/31/2007    N/A 10.372        0
VISB 42.90%
 12/31/2007    N/A 10.320        0
VISB 52.75%
 12/31/2007    N/A 10.346        0
VISI 21.70%
 12/31/2007    N/A 10.530        0
VISI 32.10%
 12/31/2007    N/A 10.460        0
VISI 42.40%
 12/31/2007    N/A 10.407        0
VISI 52.25%
 12/31/2007    N/A 10.433        0
VISI 62.55%
 12/31/2007    N/A 10.381        0
VISL 11.65%
 12/31/2007    N/A 10.539        0
VISL 21.95%
 12/31/2007    N/A 10.486        0
VISL 32.35%
 12/31/2007    N/A 10.416        0
VISL 42.65%
 12/31/2007    N/A 10.364        0
VISL 52.50%
 12/31/2007    N/A 10.390        0
VISL 62.80%
 12/31/2007    N/A 10.338        0
PIMCO VIT All Asset Portfolio
VISB 11.90%
 12/31/2007    N/A 13.467        0
VISB 22.20%
 12/31/2007    N/A 13.320        0
VISB 32.60%
 12/31/2007    N/A 13.126        0
VISB 42.90%
 12/31/2007    N/A 12.982        0
VISB 52.75%
 12/31/2007    N/A 13.054        0
VISI 21.70%
 12/31/2007    N/A 12.811        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 12.624        0
VISI 42.40%
 12/31/2007    N/A 12.486        0
VISI 52.25%
 12/31/2007    N/A 12.555        0
VISI 62.55%
 12/31/2007    N/A 12.417        0
VISL 11.65%
 12/31/2007    N/A 12.834        0
VISL 21.95%
 12/31/2007    N/A 12.694        0
VISL 32.35%
 12/31/2007    N/A 12.509        0
VISL 42.65%
 12/31/2007    N/A 12.372        0
VISL 52.50%
 12/31/2007    N/A 12.440        0
VISL 62.80%
 12/31/2007    N/A 12.304        0
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 11.90%
 12/31/2007    N/A 12.645       12
VISB 22.20%
 12/31/2007    N/A 12.544        2
VISB 32.60%
 12/31/2007    N/A 12.411        0
VISB 42.90%
 12/31/2007    N/A 12.312        0
VISB 52.75%
 12/31/2007    N/A 12.361        0
VISI 21.70%
 12/31/2007    N/A 12.713        1
VISI 32.10%
 12/31/2007    N/A 12.578        0
VISI 42.40%
 12/31/2007    N/A 12.478        0
VISI 52.25%
 12/31/2007    N/A 12.528        0
VISI 62.55%
 12/31/2007    N/A 12.428        0
VISL 11.65%
 12/31/2007    N/A 12.730        1
VISL 21.95%
 12/31/2007    N/A 12.629        0
VISL 32.35%
 12/31/2007    N/A 12.494        0
VISL 42.65%
 12/31/2007    N/A 12.394        0
VISL 52.50%
 12/31/2007    N/A 12.444        0
VISL 62.80%
 12/31/2007    N/A 12.345        0
PIMCO VIT Emerging Markets Bond Portfolio
VISB 11.90%
 12/31/2007    N/A 12.124        1
VISB 22.20%
 12/31/2007    N/A 12.027        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 32.60%
 12/31/2007    N/A 11.899        0
VISB 42.90%
 12/31/2007    N/A 11.804        0
VISB 52.75%
 12/31/2007    N/A 11.851        0
VISI 21.70%
 12/31/2007    N/A 12.189        0
VISI 32.10%
 12/31/2007    N/A 12.059        0
VISI 42.40%
 12/31/2007    N/A 11.963        0
VISI 52.25%
 12/31/2007    N/A 12.011        0
VISI 62.55%
 12/31/2007    N/A 11.915        0
VISL 11.65%
 12/31/2007    N/A 12.205        0
VISL 21.95%
 12/31/2007    N/A 12.108        0
VISL 32.35%
 12/31/2007    N/A 11.979        0
VISL 42.65%
 12/31/2007    N/A 11.883        0
VISL 52.50%
 12/31/2007    N/A 11.931        0
VISL 62.80%
 12/31/2007    N/A 11.835        0
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 11.90%
 12/31/2007    N/A 10.302        0
VISB 22.20%
 12/31/2007    N/A 10.219        1
VISB 32.60%
 12/31/2007    N/A 10.111        0
VISB 42.90%
 12/31/2007    N/A 10.030        0
VISB 52.75%
 12/31/2007    N/A 10.070        0
VISI 21.70%
 12/31/2007    N/A 10.357        0
VISI 32.10%
 12/31/2007    N/A 10.247        0
VISI 42.40%
 12/31/2007    N/A 10.165        0
VISI 52.25%
 12/31/2007    N/A 10.206        0
VISI 62.55%
 12/31/2007    N/A 10.124        0
VISL 11.65%
 12/31/2007    N/A 10.371        0
VISL 21.95%
 12/31/2007    N/A 10.288        0
VISL 32.35%
 12/31/2007    N/A 10.178        0
VISL 42.65%
 12/31/2007    N/A 10.097        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 52.50%
 12/31/2007    N/A 10.138        0
VISL 62.80%
 12/31/2007    N/A 10.057        0
PIMCO VIT High Yield Portfolio
VISB 11.90%
 12/31/2007    N/A 13.628        0
VISB 22.20%
 12/31/2007    N/A 13.346        1
VISB 32.60%
 12/31/2007    N/A 12.980        0
VISB 42.90%
 12/31/2007    N/A 12.713        0
VISB 52.75%
 12/31/2007    N/A 12.846        0
VISI 21.70%
 12/31/2007    N/A 13.962        1
VISI 32.10%
 12/31/2007    N/A 13.526        0
VISI 42.40%
 12/31/2007    N/A 13.209        0
VISI 52.25%
 12/31/2007    N/A 13.366        0
VISI 62.55%
 12/31/2007    N/A 13.053        0
VISL 11.65%
 12/31/2007    N/A 14.017        0
VISL 21.95%
 12/31/2007    N/A 13.688        0
VISL 32.35%
 12/31/2007    N/A 13.261        0
VISL 42.65%
 12/31/2007    N/A 12.950        0
VISL 52.50%
 12/31/2007    N/A 13.104        0
VISL 62.80%
 12/31/2007    N/A 12.797        0
PIMCO VIT Real Return Portfolio
VISB 11.90%
 12/31/2007    N/A 11.989        0
VISB 22.20%
 12/31/2007    N/A 11.822        0
VISB 32.60%
 12/31/2007    N/A 11.603        0
VISB 42.90%
 12/31/2007    N/A 11.441        0
VISB 52.75%
 12/31/2007    N/A 11.522        0
VISI 21.70%
 12/31/2007    N/A 12.153        0
VISI 32.10%
 12/31/2007    N/A 11.927        0
VISI 42.40%
 12/31/2007    N/A 11.761        0
VISI 52.25%
 12/31/2007    N/A 11.844        0
VISI 62.55%
 12/31/2007    N/A 11.679        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11.65%
 12/31/2007    N/A 12.181        0
VISL 21.95%
 12/31/2007    N/A 12.011        0
VISL 32.35%
 12/31/2007    N/A 11.789        0
VISL 42.65%
 12/31/2007    N/A 11.625        0
VISL 52.50%
 12/31/2007    N/A 11.706        0
VISL 62.80%
 12/31/2007    N/A 11.543        0
PIMCO VIT Total Return Portfolio
VISB 11.90%
 12/31/2007    N/A 13.195        0
VISB 22.20%
 12/31/2007    N/A 12.923        0
VISB 32.60%
 12/31/2007    N/A 12.568        0
VISB 42.90%
 12/31/2007    N/A 12.309        0
VISB 52.75%
 12/31/2007    N/A 12.438        0
VISI 21.70%
 12/31/2007    N/A 14.634        2
VISI 32.10%
 12/31/2007    N/A 14.177        0
VISI 42.40%
 12/31/2007    N/A 13.844        0
VISI 52.25%
 12/31/2007    N/A 14.010        0
VISI 62.55%
 12/31/2007    N/A 13.681        0
VISL 11.65%
 12/31/2007    N/A 14.692        0
VISL 21.95%
 12/31/2007    N/A 14.347        0
VISL 32.35%
 12/31/2007    N/A 13.899        0
VISL 42.65%
 12/31/2007    N/A 13.573        0
VISL 52.50%
 12/31/2007    N/A 13.735        0
VISL 62.80%
 12/31/2007    N/A 13.413        0
Templeton Global Income Securities Fund
VISB 11.90%
 12/31/2007    N/A 29.551        7
VISB 22.20%
 12/31/2007    N/A 26.360        1
VISB 32.60%
 12/31/2007    N/A 26.004        0
VISB 42.90%
 12/31/2007    N/A 23.086        0
VISB 52.75%
 12/31/2007    N/A 25.301        0
VISI 21.70%
 12/31/2007    N/A 30.650        0

The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 32.10%
 12/31/2007    N/A 28.491        0
VISI 42.40%
 12/31/2007    N/A 26.971        0
VISI 52.25%
 12/31/2007    N/A 27.721        0
VISI 62.55%
 12/31/2007    N/A 26.243        0
VISL 11.65%
 12/31/2007    N/A 30.931        3
VISL 21.95%
 12/31/2007    N/A 29.282        0
VISL 32.35%
 12/31/2007    N/A 27.219        0
VISL 42.65%
 12/31/2007    N/A 25.768        0
VISL 52.50%
 12/31/2007    N/A 26.483        0
VISL 62.80%
 12/31/2007    N/A 25.071        0
Templeton Growth Securities Fund
VISB 11.90%
 12/31/2007    N/A 27.591        2
VISB 22.20%
 12/31/2007    N/A 25.397        2
VISB 32.60%
 12/31/2007    N/A 25.049        0
VISB 42.90%
 12/31/2007    N/A 23.057        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 52.75%
 12/31/2007    N/A 24.535        0
VISI 21.70%
 12/31/2007    N/A 28.340        1
VISI 32.10%
 12/31/2007    N/A 26.817        0
VISI 42.40%
 12/31/2007    N/A 25.729        0
VISI 52.25%
 12/31/2007    N/A 26.267        0
VISI 62.55%
 12/31/2007    N/A 25.201        0
VISL 11.65%
 12/31/2007    N/A 28.536        0
VISL 21.95%
 12/31/2007    N/A 27.378        0
VISL 32.35%
 12/31/2007    N/A 25.907        0
VISL 42.65%
 12/31/2007    N/A 24.855        0
VISL 52.50%
 12/31/2007    N/A 25.376        0
VISL 62.80%
 12/31/2007    N/A 24.346        0


The Allianz Vision[SM] New York Variable Annuity Contract  SAI - August 7, 2008



                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       of

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements


                                December 31, 2007

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C (the Variable Account) as of December 31, 2007, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the periods stated above, in conformity with U.S. generally accepted accounting principles.




Minneapolis, Minnesota
April 15, 2008

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
  December 31, 2007
  (In thousands)

                                                                                            Alger          Alger     Alger
                                                       AIM V.I.                 Alger       American     American    American
                                                        Capital     AIM V.I.    American    Leveraged     MidCap       Small
                                                      Appreciation Core Equity   Growth      AllCap       Growth    Capitalization
                                                         Fund         Fund      Portfolio   Portfolio   Portfolio    Portfolio
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $432           98         279         275           85           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           432           98         279         275           85           2
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
        administrative charges                                  -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $432           98         279         275           85           2
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                        432           98         279         275           85           2
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $432           98         279         275           85           2
                                                      --------------------------------------------------------------------------

          *Investment shares                                   15            3           6           5            4           -
           Investments at cost                               $383           84         325         274           64           1


                 See accompanying notes to financial statements
                                        3

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                            AZL        AZL
                                                                                AZL                      Dreyfus      Dreyfus
                                                        AZL AIM      AZL AIM    Columbia    AZL Davis    Founders     Premier
                                                         Basic    International Technology NY Venture     Equity     Small Cap
                                                      Value Fund  Equity Fund     Fund        Fund     Growth Fund  Value Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $-        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             -        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $-        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------

Contract Owners' Equity:
      Contracts in accumulation period                          -        5,106       2,544      10,524        4,877       2,383
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                    $-        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------

          *Investment shares                                    -          256         235         745          441         211
           Investments at cost                                 $-        4,354       2,296       9,378        4,644       2,614

                 See accompanying notes to financial statements
                                        4

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                     AZL
                                                        AZL First   Franklin    AZL         AZL                      AZL
                                                      Trust Target  Small Cap    Fusion      Fusion     AZL Fusion   Jennison
                                                       Double Play  Value       Balanced     Growth      Moderate      20/20
                                                          Fund         Fund       Fund        Fund         Fund     Focus Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                            -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                           -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                          412      5,370      10,317      24,767       21,158       3,716
      Contracts in annuity payment period (note 2)                -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                    $412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------

          *Investment shares                                     38        326         848       1,914        1,699         250
           Investments at cost                                 $412      5,569       9,816      22,999       19,628       3,396

                 See accompanying notes to financial statements
                                        5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                         AZL                                 AZL LMP
                                                       Jennison     AZL Legg    AZL Legg    Large Cap                AZL NACM
                                                        Growth       Mason        Mason      Growth      AZL Money  International
                                                         Fund     Growth Fund  Value Fund     Fund     Market Fund     Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      2,006        5,511       4,799       3,327       19,915          87
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------

          *Investment shares                                  147          409         398         272       19,915           9
           Investments at cost                             $1,860        5,413       4,640       2,890       19,915          90


                 See accompanying notes to financial statements
                                        6

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                         AZL                                                           AZL
                                                       Neuberger                                                    Oppenheimer
                                                        Berman       AZL OCC     AZL OCC                    AZL     International
                                                        Regency   Opportunity  Renaissance  AZL OCC    Oppenheimer    Growth
                                                         Fund         Fund        Fund     Value Fund  Global Fund     Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                        965        3,925           -       7,667        7,056       5,592
      Contracts in annuity payment period (note 2)              -            -           -           6            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------

          *Investment shares                                   92          262           -         614          469         271
           Investments at cost                               $943        3,931           -       8,161        6,287       4,860


                 See accompanying notes to financial statements
                                        7

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                            AZL             AZL
                                                       AZL          AZL PIMCO               Schroder     Schroder    AZL
                                                      Oppenheimer Fundamental               Emerging     Emerging    Schroder
                                                         Main      IndexPLUS    AZL S&P      Markets     Markets    International
                                                        Street       Total      500 Index    Equity    Equity Fund   Small Cap
                                                         Fund     Return Fund     Fund      Fund CL 1      CL 2        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      4,840          140         704          23       13,766         341
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------

          *Investment shares                                  390           14          71           2        1,000          36
           Investments at cost                             $4,418          145         729          24       12,860         357


                 See accompanying notes to financial statements
                                        8

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                                       AZL
                                                                                                                      Turner
                                                                       AZL      AZL         AZL             AZL     Quantitative
                                                       AZL Small   TargetPLUS  TargetPLUS  TargetPLUS   TargetPLUS   Small Cap
                                                       Cap Stock    Balanced     Equity      Growth      Moderate     Growth
                                                      Index Fund      Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                        463          366       1,613         949          327         952
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------

          *Investment shares                                   50           36         153          96           33          74
           Investments at cost                               $492          373       1,643         965          335         888


                 See accompanying notes to financial statements
                                        9

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                AZL Van                    AZL Van
                                                                               Kampen                      Kampen      AZL Van
                                                        AZL Van      AZL Van   Equity                      Global       Kampen
                                                        Kampen       Kampen    and           AZL Van        Real      Growth and
                                                      Aggressive    Comstock   Income     Kampen Global    Estate       Income
                                                      Growth Fund     Fund       Fund    Franchise Fund     Fund         Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $-        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             -        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -         -               -          -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -         -               -          -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $-        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                          -        8,281     1,776           6,967      1,977       4,422
      Contracts in annuity payment period (note 2)              -            9         -               -          -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                    $-        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------

          *Investment shares                                    -          739       141             356        181         341
           Investments at cost                                 $-        8,487     1,705           6,071      2,182       4,368


                 See accompanying notes to financial statements
                                        10

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                       AZL Van      AZL Van                 Davis VA                 Dreyfus IP
                                                      Kampen Mid     Kampen     Davis VA      Real       Davis VA    Small Cap
                                                      Cap Growth   Strategic    Financial    Estate       Value     Stock Index
                                                         Fund     Growth Fund   Portfolio   Portfolio   Portfolio    Portfolio
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                        17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                          $17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     17,475            -       1,895           -          719        3,453
      Contracts in annuity payment period (note 2)              -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)               $17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------

          *Investment shares                                1,121            -         133           -           50          196
           Investments at cost                            $16,503            -       1,916           -          506        3,338


                 See accompanying notes to financial statements
                                        11

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)

                                                                                 Franklin
                                                                     Franklin    Growth     Franklin                 Franklin
                                                                      Global     and          High       Franklin    Large Cap
                                                       Dreyfus    Communications Income      Income       Income      Growth
                                                         Stock      Securities   SecuritiesSecurities   Securities  Securities
                                                      Index Fund       Fund        Fund       Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      5,251         18,432    29,470       9,544       44,908       9,650
      Contracts in annuity payment period (note 2)              7             70       263          11          372          15
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------

          *Investment shares                                  141          1,483     1,977       1,435        2,590         555
           Investments at cost                             $4,174         19,839    31,286      10,814       39,930       8,670


                 See accompanying notes to financial statements
                                       12

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                                     Franklin
                                                                                                                     Templeton
                                                                                Franklin    Franklin     Franklin       VIP
                                                       Franklin                  Rising     Small Cap   Small-Mid    Founding
                                                         Money      Franklin    Dividends     Value     Cap Growth     Funds
                                                        Market    Real Estate  Securities  Securities   Securities  Allocation
                                                         Fund         Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      5,404       10,162      30,741       3,114        7,257       1,434
      Contracts in annuity payment period (note 2)             16           57         212           -           78           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,420          405       1,588         181          315         154
           Investments at cost                             $5,416       10,130      24,006       2,486        5,951       1,443


                 See accompanying notes to financial statements
                                        13

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                              J.P.
                                                                                  J.P.        Morgan
                                                       Franklin                  Morgan     U.S. Large                Mutual
                                                         U.S.       Franklin   International Cap Core     Jennison    Discovery
                                                      Government  Zero Coupon  Opportunities  Equity    20/20 Focus  Securities
                                                         Fund      2010 Fund    Portfolio   Portfolio    Portfolio      Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     22,924        4,572          12          15        1,539      20,744
      Contracts in annuity payment period (note 2)             12            9           -           -            -          39
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)               $22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,787          281           1           1           98         871
           Investments at cost                            $23,000        4,496           7          13        1,207      15,637


                 See accompanying notes to financial statements
                                        14

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                   Mutual                Oppenheimer OppenheimerOppenheimer  PIMCO
                                                    Shares     OpCap       Global    High          Main     VIT All
                                                  Securities  Mid Cap    Securities  Income       Street    Asset
                                                     Fund     Portfolio    Fund/VA    Fund/VA     Fund/VA   Portfolio
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------

 Assets:
    Investments at net asset value*                   $27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                    27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                      $27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 27,916        818       2,160        663       2,309      2,193
      Contracts in annuity payment period (note
2)                                                         40          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)           $27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------

          *Investment shares                            1,379         50          59         83          90        187
           Investments at cost                        $23,666        820       1,589        681       1,724      2,202


                                       15

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                             PIMCO
                                                               PIMCO                                         VIT
                                                   PIMCO VIT   VIT        PIMCO VIT                         StocksPLUS
                                                   Commodity  Emerging     Global     PIMCO      PIMCO VIT  Growth
                                                  RealReturn  Markets       Bond     VIT High      Real     and
                                                   Strategy   Bond        Portfolio  Yield        Return    Income
                                                   Portfolio  Portfolio  (Unhedged)  Portfolio   Portfolio  Portfolio
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                     2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                       $2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  2,146      1,235       1,005      3,190       6,396        193
      Contracts in annuity payment period (note
2)                                                          -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)            $2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

          *Investment shares                              161         90          79        396         509         17
           Investments at cost                         $1,962      1,245         960      3,229       6,407        159


                 See accompanying notes to financial statements
                                        16

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                      SP
                                                                                     Strategic
                                                   PIMCO VIT   Seligman   Seligman   Partners    SP          Templeton
                                                     Total    Global      Small-Cap  Focused    International Asset
                                                    Return    Technology    Value    Growth       Growth    Strategy
                                                   Portfolio  Portfolio   Portfolio  Portfolio   Portfolio     Fund
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                     9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                       $9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  9,028          8       1,579        370         529        781
      Contracts in annuity payment period (note
2)                                                          -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)            $9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

          *Investment shares                              861          -          92         46          63         53
           Investments at cost                         $8,843          6       1,495        307         479        928




                                       17

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                             Van
                                                                                                            Kampen
                                                   Templeton              Templeton                         LIT
                                                  Developing  Templeton    Global    Templeton   Van        Growth
                                                    Markets   Foreign      Income    Growth     Kampen LIT  and
                                                  Securities  Securities Securities  Securities Enterprise  Income
                                                     Fund        Fund       Fund        Fund     Portfolio  Portfolio
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                     9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                       $9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  9,888     21,537       4,446     22,648           -         15
      Contracts in annuity payment period (note
2)                                                          -         57           -         41           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)            $9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

          *Investment shares                              615      1,052         263      1,459           -          1
           Investments at cost                         $6,187     14,774       3,696     20,096           -         12



                                        18

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                   Van
                                                  Kampen LIT
                                                   Strategic
                                                    Growth       Total
                                                  Portfolio    All Funds
                                                  -----------------------
                                                  -----------------------

 Assets:
    Investments at net asset value*                        $5    572,188
                                                  -----------------------
                                                  -----------------------
       Total Assets                                         5    572,188
                                                  -----------------------
                                                  -----------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -
                                                  -----------------------
                                                  -----------------------
      Total Liabilities                                     -
                                                                       -
                                                  -----------------------
                                                  -----------------------
      Net Assets                                           $5    572,188
                                                  -----------------------
                                                  -----------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      5    570,873
      Contracts in annuity payment period (note
2)                                                          -      1,315
                                                  -----------------------
                                                  -----------------------
     Total Contract Owners' Equity (Note 6)                $5    572,188
                                                  -----------------------
                                                  -----------------------

          *Investment shares                                -     61,955
           Investments at cost                             $4    523,510

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
  For the Year Ended December 31, 2007
  (In thousands)

                                                                                            Alger          Alger     Alger
                                                       AIM V.I.                 Alger       American     American    American
                                                        Capital     AIM V.I.    American    Leveraged     MidCap       Small
                                                      AppreciationCore Equity    Growth      AllCap       Growth    Capitalization
                                                         Fund         Fund      Portfolio   Portfolio   Portfolio    Portfolio
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            1           1           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                7            3           5           4            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (7)          (2)         (4)         (4)          (1)           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -           13           -
    Realized gains (losses) on sales of investments,
net                                                             6            8        (43)         (5)            8           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       6            8        (43)         (5)           21           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            46            3         104          86            6           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    52           11          61          81           27           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $45            9          57          77           26           1
operations
                                                      --------------------------------------------------------------------------


                                       20

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                            AZL         AZL
                                                                                 AZL                      Dreyfus      Dreyfus
                                                        AZL AIM      AZL AIM    Columbia    AZL Davis    Founders     Premier
                                                         Basic    International Technology  NY Venture     Equity     Small Cap
                                                      Value Fund  Equity Fund     Fund        Fund     Growth Fund  Value Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $28           27           -          50            2           8
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               83          121          75         303           73          72
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (55)         (94)        (75)       (253)         (71)        (64)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         629          213           4           -           85         185
    Realized gains (losses) on sales of investments,
net                                                           286          681         346         950           94          36
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     915          894         350         950          179         221
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (719)        (244)         176       (488)           42       (455)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   196          650         526         462          221       (234)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $141          556         451         209          150       (298)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       21

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                       AZL First
                                                         Trust         AZL      AZL         AZL                      AZL
                                                        Target      Franklin     Fusion      Fusion     AZL Fusion   Jennison
                                                        Double     Small Cap    Balanced     Growth      Moderate      20/20
                                                       Play Fund   Value Fund     Fund        Fund         Fund     Focus Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           37         128         111          193           6
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                3          167         194         555          452          77
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (3)        (130)        (66)       (444)        (259)        (71)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          252         116         384          310         111
    Realized gains (losses) on sales of investments,
net                                                             -          131         134         420          341         140
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -          383         250         804          651         251
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             -        (732)         127         147          257          35
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     -        (349)         377         951          908         286
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $(3)        (479)         311         507          649         215
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       22

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                         AZL                                 AZL LMP
                                                       Jennison     AZL Legg    AZL Legg    Large Cap                AZL NACM
                                                        Growth       Mason        Mason      Growth      AZL Money  International
                                                         Fund     Growth Fund  Value Fund     Fund     Market Fund     Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -        1,061           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               33           54         135          90          508           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (33)         (54)       (135)        (90)          553           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -           41          93           -            -           -
    Realized gains (losses) on sales of investments,
net                                                            40          101         168         153            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      40          142         261         153            -           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           100           17       (572)          34            -         (4)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   140          159       (311)         187            -         (4)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $107          105       (446)          97          553         (4)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        23

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                         AZL                                                           AZL
                                                       Neuberger                                                    Oppenheimer
                                                        Berman       AZL OCC     AZL OCC                    AZL     International
                                                        Regency   Opportunity  Renaissance  AZL OCC    Oppenheimer    Growth
                                                         Fund         Fund        Fund     Value Fund  Global Fund     Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -          47          69           37          28
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               18           99          83         147          209         109
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (18)         (99)        (36)        (78)        (172)        (81)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          518       1,311         395          236          82
    Realized gains (losses) on sales of investments,
net                                                             4          356       (871)         154          554         275
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       4          874         440         549          790         357
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (16)        (526)        (81)     (1,256)        (427)          48
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (12)          348         359       (707)          363         405
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(30)          249         323       (785)          191         324
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                      24

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                            AZL             AZL
                                                       AZL          AZL PIMCO               Schroder     Schroder    AZL
                                                      Oppenheimer Fundamental               Emerging     Emerging    Schroder
                                                         Main      IndexPLUS    AZL S&P      Markets     Markets    International
                                                        Street       Total      500 Index    Equity    Equity Fund   Small Cap
                                                         Fund     Return Fund     Fund      Fund CL 1      CL 2        Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $28           11           7           -            1           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              130            3           3           -          127           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (102)            8           4           -        (126)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         266            -           2           -            -           -
    Realized gains (losses) on sales of investments,
net                                                           234          (4)         (1)           5          492         (1)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     500          (4)           1           5          492         (1)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (310)            2        (25)         (1)          484        (16)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   190          (2)        (24)           4          976        (17)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $88            6        (20)           4          850        (19)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       25

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                                     AZL
                                                                                                                      Turner
                                                                       AZL      AZL         AZL             AZL     Quantitative
                                                       AZL Small   TargetPLUS  TargetPLUS  TargetPLUS   TargetPLUS   Small Cap
                                                       Cap Stock    Balanced     Equity      Growth      Moderate     Growth
                                                      Index Fund      Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $3            6          13          10            4           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                3            1          22           4            2          25
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -            5         (9)           6            2        (25)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           5            -           3           -            -          25
    Realized gains (losses) on sales of investments,
net                                                             6            -           6         (3)          (2)          40
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      11            -           9         (3)          (2)          65
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (29)          (7)        (30)        (16)          (8)         (1)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (18)          (7)        (21)        (19)         (10)          64
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(18)          (2)        (30)        (13)          (8)          39
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       26

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                AZL Van
                                                                               Kampen       AZL Van                  AZL Van
                                                        AZL Van      AZL Van   Equity       Kampen        AZL Van     Kampen
                                                        Kampen       Kampen    and          Global        Kampen    Growth and
                                                      Aggressive    Comstock   Income      Franchise   Global Real    Income
                                                      Growth Fund     Fund       Fund        Fund      Estate Fund     Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           88        28             -           11          69
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               35          162        45           165           71         151
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (35)         (74)      (17)         (165)         (60)        (82)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         950          152        42           116            9         234
    Realized gains (losses) on sales of investments,
net                                                         (462)          215        61           320          318         324
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     488          367       103           436          327         558
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (56)        (792)      (84)           135        (384)       (664)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   432        (425)        19           571         (57)       (106)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $397        (499)         2           406        (117)       (188)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       27

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                                     Dreyfus
                                                       AZL Van      AZL Van                 Davis VA                 IP Small
                                                      Kampen Mid     Kampen     Davis VA      Real       Davis VA    Cap Stock
                                                      Cap Growth   Strategic    Financial    Estate       Value        Index
                                                         Fund     Growth Fund   Portfolio   Portfolio   Portfolio    Portfolio
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $1            -          22           -            8          28
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              167           28          55           -           22         127
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (166)         (28)        (33)           -         (14)        (99)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         258          252         112           -           30         301
    Realized gains (losses) on sales of investments,
net                                                           297          141         182          16          223         359
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     555          393         294          16          253         660
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           503        (151)       (389)        (14)        (202)       (497)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,058          242        (95)           2           51         163
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $892          214       (128)           2           37          64
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       28

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                    Franklin     Franklin    Franklin                 Franklin
                                                                     Global     Growth and     High      Franklin    Large Cap
                                                         Dreyfus   Communications Income      Income      Income       Growth
                                                      Stock Index  Securities   Securities  Securities  Securities   Securities
                                                          Fund        Fund         Fund        Fund        Fund         Fund
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $93           -          831         726       1,704           96
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               141         266          531         184         845          194
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net                  (48)       (266)          300         542         859         (98)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                            -           -        1,873           -         309           81
    Realized gains (losses) on sales of investments,
net                                                            497       (233)          361       (542)       1,336          370
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                      497       (233)        2,234       (542)       1,645          451
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (203)       3,599      (3,985)           8     (1,625)          210
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    294       3,366      (1,751)       (534)          20          661
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $246       3,100      (1,451)           8         879          563
operations
                                                      ---------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       29

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                                     Franklin
                                                                                                                     Templeton
                                                                                Franklin    Franklin     Franklin       VIP
                                                       Franklin                  Rising     Small Cap   Small-Mid    Founding
                                                         Money      Franklin    Dividends     Value     Cap Growth     Funds
                                                        Market    Real Estate  Securities  Securities   Securities  Allocation
                                                         Fund         Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $269          343         861          29            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               85          258         584          76          138           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  184           85         277        (47)        (138)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -        1,003         501         259          597           -
    Realized gains (losses) on sales of investments,
net                                                             -          591       1,600         316          469         (9)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -        1,594       2,101         575        1,066         (9)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (1)      (4,935)     (3,643)       (641)        (124)         (9)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   (1)      (3,341)     (1,542)        (66)          942        (18)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $183      (3,256)     (1,265)       (113)          804        (20)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       30

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                            J.P.
                                                                                J.P.         Morgan
                                                       Franklin                  Morgan    U.S. Large                Mutual
                                                         U.S.       Franklin   InternationasCap Core     Jennison    Discovery
                                                      Government  Zero Coupon  Opportunitie  Equity    20/20 Focus  Securities
                                                         Fund      2010 Fund    Portfolio   Portfolio   Portfolio      Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,166          224           -           -            2         390
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              395           83           -           -           37         508
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  771          141           -           -         (35)       (118)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -          143         309
    Realized gains (losses) on sales of investments,
net                                                         (127)          (4)           -           -           91       1,878
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (127)          (4)           -           -          234       2,187
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           543          159           -           -         (79)          25
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   416          155           -           -          155       2,212
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,187          296           -           -          120       2,094
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        31

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)

                                                    Mutual               Oppenheimer Oppenheimer Oppenheimer
                                                   Shares      OpCap Mid  Global        High      Main        PIMCO VIT
                                                   Securities     Cap     Securities   Income     Street      All Asset
                                                      Fund     Portfolio   Fund/VA     Fund/VA    Fund/VA     Portfolio
                                                   ---------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                  $447           1         39          81         31         172
                                                   ---------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                          575          11         57          20         62          55
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net            (128)        (10)       (18)          61       (31)         117
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                   1,046          13        142           -          -           -
    Realized gains (losses) on sales of
investments, net                                        1,551         (1)        316        (16)        276          11
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on               2,597          12        458        (16)        276          11
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                   (2,189)        (10)      (303)        (54)      (143)           1
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               408           2        155        (70)        133          12
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from              $280         (8)        137         (9)        102         129
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        32

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                    PIMCO                  PIMCO
                                                   VIT         PIMCO VIT  VIT                                PIMCO VIT
                                                   Commodity   Emerging   Global                  PIMCO     StocksPLUS
                                                   RealReturn   Markets   Bond        PIMCO VIT  VIT Real   Growth and
                                                   Strategy      Bond     Portfolio  High Yield  Return       Income
                                                   Portfolio   Portfolio  (Unhedged)  Portfolio  Portfolio   Portfolio
                                                   ---------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $79          57         23         239        314          16
                                                   ---------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           39          23         16          76        153           4
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net               40          34          7         163        161          12
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       -          22          2           -         15           -
    Realized gains (losses) on sales of
investments, net                                            4           -          8          17       (92)          40
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on                   4          22         10          17       (77)          40
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       275        (23)         42       (129)        441        (40)
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               279         (1)         52       (112)        364           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from              $319          33         59          51        525          12
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        33

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                      SP
                                                                                      Strategic
                                                    PIMCO      Seligman    Seligman   Partners    SP         Templeton
                                                   VIT Total    Global    Small-Cap    Focused   International Asset
                                                   Return     Technology  Value        Growth    Growth      Strategy
                                                   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio     Fund
                                                   ---------------------------------------------------------------------
  Investment Income:
    Dividends reinvested in fund shares                  $425           -          -           -          2         134
                                                   ---------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                          178           -         40           9         10          11
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net              247           -       (40)         (9)        (8)         123
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       0           -        171          14         72         173
    Realized gains (losses) on sales of
investments, net                                         (32)           -         94          25         58          13
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on                (32)           -        265          39        130         186
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       350           1      (165)          15       (55)       (240)
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               318           1        100          54         75        (54)
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from              $565           1         60          45         67          69
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        34

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)

                                                   Templeton              Templeton               Van        Van
                                                   Developing  Templeton  Global      Templeton  Kampen     Kampen LIT
                                                   Markets      Foreign   Income       Growth    LIT        Growth and
                                                   Securities Securities  Securities Securities  Enterprise   Income
                                                      Fund       Fund        Fund       Fund     Portfolio   Portfolio
                                                   ---------------------------------------------------------------------
  Investment Income:
    Dividends reinvested in fund shares                  $242         470         97         337          -           -
                                                   ---------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                          209         357         51         443          -           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net               33         113         46       (106)          -           -
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                     768         993          -       1,013          -           1
    Realized gains (losses) on sales of
investments, net                                        1,061       1,167        136         737          -           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on               1,829       2,160        136       1,750          -           1
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       438         599        133     (1,622)          -         (1)
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                             2,267       2,759        269         128          -           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from            $2,300       2,872        315          22          -           -
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        35

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                    Van
                                                   Kampen
                                                   LIT
                                                   Strategic
                                                   Growth
                                                   Portfolio     Total
                                                   -----------------------
 Investment Income:
    Dividends reinvested in fund shares                    $-      12,112
                                                   -----------------------
 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            -      11,756
                                                   -----------------------
                                                   -----------------------
               Investment Income (loss), net                -         356
                                                   -----------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       -      17,255
    Realized gains (losses) on sales of
investments, net                                            1      19,201
                                                   -----------------------
                                                   -----------------------
               Realized gains (losses) on                   1      36,456
investments, net
                                                   -----------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         -    (20,223)
                                                   -----------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1      16,233
                                                   -----------------------
                                                   -----------------------
 Net increase (decrease) in net assets from                $1      16,589
operations
                                                   -----------------------


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets
  For the Years Ended December 31, 2007 and 2006
  (In thousands)

                                                          AIM V.I. Capital       AIM V.I. Core Equity   Alger American Growth
                                                         Appreciation Fund              Fund                  Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(7)          (8)         (2)           1          (4)         (5)
      Realized gains (losses) on investments, net               6        (514)           8           4         (43)        (55)
      Net change in unrealized appreciation
        (depreciation) on investments                          46          547           3          14          104          69
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      45           25           9          19           57           9
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                      (11)         (82)           -           -            -        (12)
      Surrenders and terminations, net                       (71)        (151)        (47)        (34)        (158)        (90)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (82)        (233)        (47)        (34)        (158)       (102)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (37)        (208)        (38)        (15)        (101)        (93)
 Net assets at beginning of period                            469          677         136         151          380         473
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $432          469          98         136          279         380
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        37

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                            Alger American                               Alger American Small
                                                          Leveraged AllCap      Alger American MidCap       Capitalization
                                                              Portfolio           Growth Portfolio            Portfolio
                                                       -------------------------------------------------------------------------
                                                          2007        2006        2007        2006         2007        2006
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(4)          (4)         (1)         (4)            -           -
      Realized gains (losses) on investments, net             (5)         (46)          21         (5)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          86           95           6          86            1           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      77           45          26          77            1           -
                                                       -------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                         -         (66)           -           -            -           -
      Surrenders and terminations, net                       (71)         (23)        (33)        (71)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (71)         (89)        (33)        (71)            -           -
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets                              6         (44)         (7)           6            1           -
 Net assets at beginning of period                            269          313          92         269            1           1
                                                       -------------------------------------------------------------------------
 Net assets at end of period                                 $275          269          85         275            2           1
                                                       -------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        38

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                AZL AIM International        AZL Columbia
                                                      AZL AIM Basic Value Fund       Equity Fund           Technology Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(55)         (95)        (94)        (72)         (75)        (24)
      Realized gains (losses) on investments, net             915          208         894         137          350          12
      Net change in unrealized appreciation
        (depreciation) on investments                       (719)          328       (244)         744          176          16
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     141          441         556         809          451           4
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       182          544       1,155       2,451          964         394
      Transfers between funds  (note 2)                   (4,792)        (218)     (2,742)       2,019          225         155
      Surrenders and terminations, net                      (314)         (84)       (631)        (98)        (392)        (32)
      Rescissions                                             (2)         (92)         (1)        (38)         (46)           -
      Bonus                                                     7           17          50          69           28          14
      Contract maintenance charges (note 2)                     -          (1)         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,919)          166     (2,170)       4,403          779         531
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,778)          607     (1,614)       5,212        1,230         535
 Net assets at beginning of period                          4,778        4,171       6,720       1,508        1,314         779
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-        4,778       5,106       6,720        2,544       1,314
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        39

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Davis NY Venture     AZL Dreyfus Founders     AZL Dreyfus Premier
                                                                Fund             Equity Growth Fund      Small Cap Value Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(253)        (177)        (71)        (40)         (64)        (50)
      Realized gains (losses) on investments, net             950          150         179         132          221         142
      Net change in unrealized appreciation
        (depreciation) on investments                       (488)        1,072          42         101        (455)         128
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     209        1,045         150         193        (298)         220
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,353        4,975         939         651          699       1,134
      Transfers between funds  (note 2)                   (4,858)          601       1,978         155        (256)        (14)
      Surrenders and terminations, net                    (1,620)        (304)       (534)        (95)        (507)        (40)
      Rescissions                                           (103)        (140)           -        (32)         (12)        (46)
      Bonus                                                    94          141          18          11           18          41
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (2,135)        5,272       2,401         690         (58)       1,075
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,926)        6,317       2,551         883        (356)       1,295
 Net assets at beginning of period                         12,450        6,133       2,326       1,443        2,739       1,444
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,524       12,450       4,877       2,326        2,383       2,739
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       40

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                       AZL First Trust Target     AZL Franklin Small      AZL Fusion Balanced
                                                          Double Play Fund         Cap Value Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)            -       (130)       (118)         (66)        (71)
      Realized gains (losses) on investments, net               -            -         383         450          250          27
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -       (732)         239          127         324
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     (3)            -       (479)         571          311         280
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       228            -       1,425       2,626        4,935       3,382
      Transfers between funds  (note 2)                       186            -       (936)       (304)          769         125
      Surrenders and terminations, net                        (1)            -     (1,165)       (294)      (1,285)        (61)
      Rescissions                                               -            -        (12)        (21)         (20)           -
      Bonus                                                     2            -          31          99          116         108
      Contract maintenance charges (note 2)                     -            -         (1)         (1)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         415            -       (658)       2,105        4,514       3,554
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            412            -     (1,137)       2,676        4,825       3,834
 Net assets at beginning of period                              -            -       6,507       3,831        5,492       1,658
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $412            -       5,370       6,507       10,317       5,492
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       41

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                 AZL Fusion Moderate      AZL Jennison 20/20
                                                       AZL Fusion Growth Fund           Fund                  Focus Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(444)        (282)       (259)       (219)         (71)        (55)
      Realized gains (losses) on investments, net             804          115         651         107          251          37
      Net change in unrealized appreciation
        (depreciation) on investments                         147        1,393         257       1,060           35         226
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     507        1,226         649         948          215         208
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     8,535       10,179       8,289       6,891        1,203       1,883
      Transfers between funds  (note 2)                       361        1,343         151         557         (59)       (293)
      Surrenders and terminations, net                    (1,585)        (244)     (2,535)       (207)        (367)        (54)
      Rescissions                                           (497)        (585)       (289)        (56)            -        (47)
      Bonus                                                   226          363         196         233           40          61
      Contract maintenance charges (note 2)                   (2)          (1)         (2)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       7,038       11,055       5,810       7,417          817       1,550
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          7,545       12,281       6,459       8,365        1,032       1,758
 Net assets at beginning of period                         17,222        4,941      14,699       6,334        2,684         926
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $24,767       17,222      21,158      14,699        3,716       2,684
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       42

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                         AZL Jennison Growth    AZL Legg Mason Growth    AZL Legg Mason Value
                                                                Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(33)         (20)        (54)        (31)        (135)       (118)
      Realized gains (losses) on investments, net              40          (4)         142          52          261          89
      Net change in unrealized appreciation
        (depreciation) on investments                         100           35          17        (14)        (572)         262
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     107           11         105           7        (446)         233
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       617          758       1,259         843          542       1,374
      Transfers between funds  (note 2)                       254           41       2,668         347        (231)          87
      Surrenders and terminations, net                      (146)         (17)       (300)        (44)        (919)       (171)
      Rescissions                                               -            -           -       (184)            -        (13)
      Bonus                                                    18           32          24          25            8          53
      Contract maintenance charges (note 2)                     -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         743          814       3,651         987        (601)       1,329
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            850          825       3,756         994      (1,047)       1,562
 Net assets at beginning of period                          1,156          331       1,755         761        5,846       4,284
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,006        1,156       5,511       1,755        4,799       5,846
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       43

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                          AZL LMP Large Cap                             AZL NACM International
                                                            Growth Fund         AZL Money Market Fund            Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(90)         (79)         553         365            -           -
      Realized gains (losses) on investments, net             153          113           -           -            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          34           32           -        (63)          (4)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      97           66         553         302          (4)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       260          355       7,681      10,965           70           -
      Transfers between funds  (note 2)                        37           37       9,051     (4,582)           21           -
      Surrenders and terminations, net                      (654)        (144)    (14,000)     (4,113)            -           -
      Rescissions                                             (4)          (5)       (212)       (938)            -           -
      Bonus                                                     7           15         210         377            -           -
      Contract maintenance charges (note 2)                     -            -         (3)         (3)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (354)          258       2,727       1,706           91           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (257)          324       3,280       2,008           87           -
 Net assets at beginning of period                          3,584        3,260      16,635      14,627            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,327        3,584      19,915      16,635           87           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       44

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Neuberger Berman     AZL OCC Opportunity
                                                            Regency Fund                Fund           AZL OCC Renaissance Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(18)          (3)        (99)        (83)         (36)        (99)
      Realized gains (losses) on investments, net               4            -         874         176          440         454
      Net change in unrealized appreciation
        (depreciation) on investments                        (16)           37       (526)         276         (81)          45
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (30)           34         249         369          323         400
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       556          213         864       2,218          444         347
      Transfers between funds  (note 2)                        44          151     (2,559)       1,212      (5,399)       (761)
      Surrenders and terminations, net                       (17)            -       (487)        (84)        (281)       (225)
      Rescissions                                             (1)            -         (1)        (58)            -         (1)
      Bonus                                                     8            7          27          62           14          12
      Contract maintenance charges (note 2)                     -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         590          371     (2,156)       3,350      (5,223)       (629)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            560          405     (1,907)       3,719      (4,900)       (229)
 Net assets at beginning of period                            405            -       5,832       2,113        4,900       5,129
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $965          405       3,925       5,832            -       4,900
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       45

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                            AZL Oppenheimer
                                                                                   AZL Oppenheimer       International Growth
                                                         AZL OCC Value Fund          Global Fund                 Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(78)         (74)       (172)       (124)         (81)        (53)
      Realized gains (losses) on investments, net             549          474         790         158          357          82
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,256)          472       (427)         621           48         541
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (785)          872         191         655          324         570
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       165          420       2,173       1,469        1,591         838
      Transfers between funds  (note 2)                     4,135        (209)       (774)         378          816         646
      Surrenders and terminations, net                    (1,796)        (399)       (945)        (83)        (517)        (77)
      Rescissions                                               -         (13)        (46)        (29)          (7)        (79)
      Bonus                                                     5           14          60          53           37          31
      Contract maintenance charges (note 2)                   (1)          (1)         (1)         (1)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,508        (188)         467       1,787        1,919       1,359
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,723          684         658       2,442        2,243       1,929
 Net assets at beginning of period                          5,949        5,265       6,398       3,956        3,349       1,420
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,672        5,949       7,056       6,398        5,592       3,349
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       46

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                AZL PIMCO Fundamental
                                                        AZL Oppenheimer Main   IndexPLUS Total Return
                                                            Street Fund                 Fund            AZL S&P 500 Index Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(102)         (79)           8           7            4           -
      Realized gains (losses) on investments, net             500          130         (4)           6            1           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (310)          436           2         (6)         (25)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      88          487           6           7         (20)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       937        1,206         149          48          615           -
      Transfers between funds  (note 2)                     (363)          136       (210)         151          108           -
      Surrenders and terminations, net                      (993)        (137)        (15)           -          (1)           -
      Rescissions                                               -        (109)         (1)           -            -           -
      Bonus                                                    18           20           4           1            2           -
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (402)        1,115        (73)         200          724           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (314)        1,602        (67)         207          704           -
 Net assets at beginning of period                          5,154        3,552         207           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,840        5,154         140         207          704           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       47

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Schroder Emerging   AZL Schroder Emerging        AZL Schroder
                                                       Markets Equity Fund CL  Markets Equity Fund CL  International Small Cap
                                                                 1                        2                      Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -       (126)        (18)          (2)           -
      Realized gains (losses) on investments, net               5            -         492          10          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (1)            -         484         422         (16)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       4            -         850         414         (19)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       418            -       2,459       2,110          310           -
      Transfers between funds  (note 2)                     (327)            -       6,997       1,341           49           -
      Surrenders and terminations, net                       (69)            -       (404)        (22)            -           -
      Rescissions                                            (15)            -        (86)        (15)            -           -
      Bonus                                                    12            -          70          52            1           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                          19            -       9,036       3,466          360           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             23            -       9,886       3,880          341           -
 Net assets at beginning of period                              -            -       3,880           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $23            -      13,766       3,880          341           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       48

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                         AZL Small Cap Stock        AZL TargetPLUS       AZL TargetPLUS Equity
                                                             Index Fund             Balanced Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           5           -          (9)           -
      Realized gains (losses) on investments, net              11            -           -           -            9           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (29)            -         (7)           -         (30)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (18)            -         (2)           -         (30)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       570            -         296           -        1,270           -
      Transfers between funds  (note 2)                      (98)            -          73           -          445           -
      Surrenders and terminations, net                          2            -        (11)           -        (129)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     7            -          10           -           57           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         481            -         368           -        1,643           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            463            -         366           -        1,613           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $463            -         366           -        1,613           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       49

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                              AZL Turner
                                                        AZL TargetPLUS Growth       AZL TargetPLUS      Quantitative Small Cap
                                                                Fund                Moderate Fund            Growth Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $6            -           2           -         (25)        (14)
      Realized gains (losses) on investments, net             (3)            -         (2)           -           65           3
      Net change in unrealized appreciation
        (depreciation) on investments                        (16)            -         (8)           -          (1)          67
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (13)            -         (8)           -           39          56
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       777            -         466           -          302         409
      Transfers between funds  (note 2)                       173            -        (56)           -         (52)          71
      Surrenders and terminations, net                          -            -         (6)           -        (162)        (19)
      Rescissions                                               -            -        (69)           -          (9)         (6)
      Bonus                                                    12            -           -           -           10          14
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         962            -         335           -           89         469
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            949            -         327           -          128         525
 Net assets at beginning of period                              -            -           -           -          824         299
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $949            -         327           -          952         824
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       50

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                           AZL Van Kampen           AZL Van Kampen       AZL Van Kampen Equity
                                                       Aggressive Growth Fund       Comstock Fund          and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(35)         (31)        (74)        (63)         (17)        (19)
      Realized gains (losses) on investments, net             488          239         367         365          103          83
      Net change in unrealized appreciation
        (depreciation) on investments                        (56)         (69)       (792)         323         (84)          76
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     397          139       (499)         625            2         140
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       478        1,173       1,111         885          597         452
      Transfers between funds  (note 2)                   (1,885)      (1,008)       3,979         347        (108)          77
      Surrenders and terminations, net                      (131)         (69)     (2,148)       (237)        (415)        (33)
      Rescissions                                               -            -           -        (19)          (1)       (122)
      Bonus                                                    11           24          34          29           12           5
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
      Contract maintenance charges (note 2)
           from contract transactions                     (1,527)          120       2,975       1,004           85         379
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,130)          259       2,476       1,629           87         519
 Net assets at beginning of period                          1,130          871       5,814       4,185        1,689       1,170
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-        1,130       8,290       5,814        1,776       1,689
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       51

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Van Kampen Global   AZL Van Kampen Global    AZL Van Kampen Growth
                                                           Franchise Fund         Real Estate Fund         and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(165)         (41)        (60)           7         (82)        (64)
      Realized gains (losses) on investments, net             436          250         327          10          558         346
      Net change in unrealized appreciation
        (depreciation) on investments                         135          553       (384)         176        (664)         297
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     406          762       (117)         193        (188)         579
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,716        2,517       2,769         937        1,077         739
      Transfers between funds  (note 2)                     (914)        (630)     (3,954)       2,233        (824)         695
      Surrenders and terminations, net                      (712)         (84)       (140)         (6)      (1,339)       (140)
      Rescissions                                            (38)         (30)        (35)           -         (40)        (34)
      Bonus                                                    58           73          66          31           36          24
      Other transactions (note 2)                             (1)            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
      Contract maintenance charges (note 2)
           from contract transactions                       1,109        1,846     (1,294)       3,195      (1,091)       1,283
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,515        2,608     (1,411)       3,388      (1,279)       1,862
 Net assets at beginning of period                          5,452        2,844       3,388           -        5,701       3,839
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,967        5,452       1,977       3,388        4,422       5,701
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       52

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                       AZL Van Kampen Mid Cap      AZL Van Kampen         Davis VA Financial
                                                            Growth Fund         Strategic Growth Fund         Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(166)         (82)        (28)        (33)         (33)        (24)
      Realized gains (losses) on investments, net             555          196         393          42          294          43
      Net change in unrealized appreciation
        (depreciation) on investments                         503           91       (151)        (18)        (389)         232
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     892          205         214         (9)        (128)         251
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,846        1,254         214         191          470         648
      Transfers between funds  (note 2)                    11,352          429     (1,802)          58           75          50
      Surrenders and terminations, net                      (746)        (115)       (157)       (130)        (542)        (42)
      Rescissions                                            (53)         (75)           -           -         (20)       (128)
      Bonus                                                    40           44           4          10           10          14
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      12,438        1,536     (1,741)         129          (7)         542
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,330        1,741     (1,527)         120        (135)         793
 Net assets at beginning of period                          4,145        2,404       1,527       1,407        2,030       1,237
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $17,475        4,145           -       1,527        1,895       2,030
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       53

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Davis VA Real Estate        Davis VA Value       Dreyfus IP Small Cap
                                                             Portfolio                Portfolio         Stock Index Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            1        (14)        (15)         (99)        (79)
      Realized gains (losses) on investments, net              16            4         253          52          660         196
      Net change in unrealized appreciation
        (depreciation) on investments                        (14)            4       (202)         124        (497)         285
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       2            9          37         161           64         402
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           4          19        1,620       1,486
      Transfers between funds  (note 2)                         -            -       (229)        (62)      (1,796)       (497)
      Surrenders and terminations, net                       (39)            -       (441)        (99)        (717)       (190)
      Rescissions                                               -            -           -         (1)         (34)        (39)
      Bonus                                                     -            -           -           -           38          45
      Contract maintenance charges (note 2)                     -            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (39)            -       (666)       (143)        (890)         805
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (37)            9       (629)          18        (826)       1,207
 Net assets at beginning of period                             37           28       1,348       1,330        4,279       3,072
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-           37         719       1,348        3,453       4,279
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       54

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                   Franklin Global
                                                       Dreyfus Stock Index          Communications         Franklin Growth and
                                                                Fund               Securities Fund        Income Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(48)         (41)       (266)       (152)          300         379
      Realized gains (losses) on investments, net             497          161       (233)     (1,283)        2,234       1,790
      Net change in unrealized appreciation
        (depreciation) on investments                       (203)          601       3,599       4,217      (3,985)       2,841
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     246          721       3,100       2,782      (1,451)       5,010
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       376          657         972         585          714         516
      Transfers between funds  (note 2)                     (504)           72       2,502          63        (893)         243
      Surrenders and terminations, net                    (1,555)        (362)     (2,297)     (1,834)      (5,183)     (4,911)
      Rescissions                                             (4)         (25)        (62)       (120)         (60)         (5)
      Bonus                                                     8           21          37          19           20          21
      Contract maintenance charges (note 2)                   (1)          (1)        (10)        (10)         (15)        (17)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,680)          362       1,142     (1,297)      (5,417)     (4,153)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,434)        1,083       4,242       1,485      (6,868)         857
 Net assets at beginning of period                          6,692        5,609      14,260      12,775       36,601      35,744
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,258        6,692      18,502      14,260       29,733      36,601
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       55

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Franklin High Income       Franklin Income        Franklin Large Cap
                                                          Securities Fund          Securities Fund      Growth Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $542          456         859         830         (98)        (95)
      Realized gains (losses) on investments, net           (542)        (430)       1,645       1,146          451           3
      Net change in unrealized appreciation
        (depreciation) on investments                           8          693     (1,625)       4,466          210       1,075
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       8          719         879       6,442          563         983
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,286          959       5,996       4,862          272         615
      Transfers between funds  (note 2)                   (1,304)        1,732         308       1,113        (480)       (422)
      Surrenders and terminations, net                    (1,751)      (1,883)     (7,750)     (6,784)      (1,998)     (1,913)
      Rescissions                                            (15)          (1)        (31)       (527)            -           -
      Bonus                                                    27           13         138          81            6          11
      Contract maintenance charges (note 2)                   (4)          (4)        (14)        (16)          (4)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,761)          816     (1,353)     (1,271)      (2,204)     (1,714)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,753)        1,535       (474)       5,171      (1,641)       (731)
 Net assets at beginning of period                         11,308        9,773      45,754      40,583       11,306      12,037
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,555       11,308      45,280      45,754        9,665      11,306
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       56

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                            Franklin Rising
                                                        Franklin Money Market    Franklin Real Estate    Dividends Securities
                                                                Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $184          174          85          51          277       (164)
      Realized gains (losses) on investments, net               -            -       1,594       2,149        2,101       2,139
      Net change in unrealized appreciation
        (depreciation) on investments                         (1)            -     (4,935)         582      (3,643)       3,361
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     183          174     (3,256)       2,782      (1,265)       5,336
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        17           17         173       1,000          203       1,575
      Transfers between funds  (note 2)                      (95)        1,592     (1,289)       (555)      (1,113)       (881)
      Surrenders and terminations, net                    (1,057)      (1,297)     (2,413)     (1,852)      (4,239)     (5,204)
      Rescissions                                               -            -        (26)        (27)          (2)        (56)
      Bonus                                                     -            -           4          42            3          34
      Contract maintenance charges (note 2)                   (2)          (2)         (4)         (5)         (14)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,137)          310     (3,555)     (1,397)      (5,162)     (4,547)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (954)          484     (6,811)       1,385      (6,427)         789
 Net assets at beginning of period                          6,374        5,890      17,030      15,645       37,380      36,591
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,420        6,374      10,219      17,030       30,953      37,380
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                  Franklin Small-Mid    Franklin Templeton VIP
                                                         Franklin Small Cap     Cap Growth Securities       Founding Funds
                                                       Value Securities Fund            Fund               Allocation Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(47)         (50)       (138)       (149)          (2)           -
      Realized gains (losses) on investments, net             575          416       1,066         357          (9)           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (641)          238       (124)         381          (9)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (113)          604         804         589         (20)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        33           49          80         169        1,101           -
      Transfers between funds  (note 2)                     (428)        (209)       (224)       (246)          317           -
      Surrenders and terminations, net                      (483)        (466)     (1,640)     (1,704)          (3)           -
      Rescissions                                            (20)            -           -           -            -           -
      Bonus                                                     1            1           3           4           39           -
      Contract maintenance charges (note 2)                   (1)          (1)         (4)         (4)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (898)        (626)     (1,785)     (1,781)        1,454           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,011)         (22)       (981)     (1,192)        1,434           -
 Net assets at beginning of period                          4,125        4,147       8,316       9,508            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,114        4,125       7,335       8,316        1,434           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       58

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                              J.P. Morgan
                                                            Franklin U.S.        Franklin Zero Coupon       International
                                                          Government Fund             2010 Fund        Opportunities Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $771          772         141         116            -           -
      Realized gains (losses) on investments, net           (127)        (204)         (4)        (34)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         543           54         159        (45)            -           2
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,187          622         296          37            -           2
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       504          666          83         172            -           -
      Transfers between funds  (note 2)                      (19)      (1,516)          66         715            -           -
      Surrenders and terminations, net                    (4,369)      (4,612)       (440)       (945)            -           -
      Rescissions                                             (3)            -           -           -            -           -
      Bonus                                                     5           21           -           6            -           -
      Contract maintenance charges (note 2)                  (10)         (12)         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,892)      (5,453)       (292)        (53)            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,705)      (4,831)           4        (16)            -           2
 Net assets at beginning of period                         25,641       30,472       4,577       4,593           12          10
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $22,936       25,641       4,581       4,577           12          12
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       59

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)

                                                       J.P. Morgan U.S. Large
                                                          Cap Core Equity        Jennison 20/20 Focus      Mutual Discovery
                                                             Portfolio                Portfolio            Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (35)        (35)        (118)       (106)
      Realized gains (losses) on investments, net               -            -         234         142        2,187       1,112
      Net change in unrealized appreciation
        (depreciation) on investments                           -            2        (79)          54           25       1,864
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -            2         120         161        2,094       2,870
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           8          60        6,187       1,988
      Transfers between funds  (note 2)                         -            -           1        (26)      (2,058)       1,200
      Surrenders and terminations, net                          -            -       (214)        (43)      (2,959)     (1,136)
      Rescissions                                               -            -           -         (1)        (190)        (61)
      Bonus                                                     -            -           -           -          136          60
      Contract maintenance charges (note 2)                     -            -           -           -          (4)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -            -       (205)        (10)        1,112       2,047
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -            2        (85)         151        3,206       4,917
 Net assets at beginning of period                             15           13       1,624       1,473       17,577      12,660
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $15           15       1,539       1,624       20,783      17,577
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       60

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                            Mutual Shares           OpCap Mid Cap         Oppenheimer Global
                                                          Securities Fund             Portfolio           Securities Fund/VA
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(128)        (105)        (10)         (1)         (18)        (30)
      Realized gains (losses) on investments, net           2,597        1,755          12           2          458         241
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,189)        1,815        (10)           9        (303)         191
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     280        3,465         (8)          10          137         402
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,709        5,361         622          98            7          26
      Transfers between funds  (note 2)                     (185)        1,020          77          20        (448)        (82)
      Surrenders and terminations, net                    (4,259)      (2,684)        (12)         (2)        (454)        (80)
      Rescissions                                            (29)        (400)           -           -            -           -
      Bonus                                                   138          119           9           4            -           1
      Contract maintenance charges (note 2)                   (6)          (7)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,368        3,409         696         120        (895)       (135)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,648        6,874         688         130        (758)         267
 Net assets at beginning of period                         26,308       19,434         130           -        2,918       2,651
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $27,956       26,308         818         130        2,160       2,918
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       61

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)

                                                          Oppenheimer High         Oppenheimer Main       PIMCO VIT All Asset
                                                           Income Fund/VA          Street Fund/VA             Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $61          120        (31)        (30)          117          68
      Realized gains (losses) on investments, net            (16)           15         276         123           11           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (54)            1       (143)         283            1        (35)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     (9)          136         102         376          129          33
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           10          14          28          305         668
      Transfers between funds  (note 2)                     (319)      (1,033)       (223)       (341)         (43)     (1,477)
      Surrenders and terminations, net                      (150)        (178)       (679)       (217)        (397)        (94)
      Rescissions                                               -          (5)           -           -          (8)           -
      Bonus                                                     -            1           -           1            7          10
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (469)      (1,205)       (888)       (529)        (136)       (893)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (478)      (1,069)       (786)       (153)          (7)       (860)
 Net assets at beginning of period                          1,141        2,210       3,095       3,248        2,200       3,060
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $663        1,141       2,309       3,095        2,193       2,200
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       62

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                              PIMCO VIT
                                                        CommodityRealReturn       PIMCO VIT Emerging     PIMCO VIT Global Bond
                                                         Strategy Portfolio    Markets Bond Portfolio    Portfolio (Unhedged)
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $40           31          34          14            7           3
      Realized gains (losses) on investments, net               4         (16)          22          13           10           -
      Net change in unrealized appreciation
        (depreciation) on investments                         275        (118)        (23)          14           42           2
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     319        (103)          33          41           59           5
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       580          880         425         289          301         173
      Transfers between funds  (note 2)                      (30)         (97)          69         285          297         172
      Surrenders and terminations, net                      (224)         (48)       (115)         (8)         (83)         (1)
      Rescissions                                             (1)         (15)         (9)           -            -           -
      Bonus                                                    23           39          16          11           11           8
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         348          759         386         577          526         352
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            667          656         419         618          585         357
 Net assets at beginning of period                          1,479          823         816         198          420          63
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,146        1,479       1,235         816        1,005         420
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       63

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                         PIMCO VIT StocksPLUS
                                                        PIMCO VIT High Yield    PIMCO VIT Real Return     Growth and Income
                                                             Portfolio                Portfolio               Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $163          171         161         135           12           9
      Realized gains (losses) on investments, net              17            3        (77)         150           40          16
      Net change in unrealized appreciation
        (depreciation) on investments                       (129)           49         441       (417)         (40)          17
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      51          223         525       (132)           12          42
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       328          354         870       1,395            2           1
      Transfers between funds  (note 2)                     (255)           16       (596)       (432)        (112)          17
      Surrenders and terminations, net                      (574)        (494)     (1,180)       (428)         (32)        (53)
      Rescissions                                             (1)            -        (11)        (12)            -           -
      Bonus                                                    11           14          11          69            -           -
      Contract maintenance charges (note 2)                     -          (1)         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (491)        (111)       (907)         591        (142)        (35)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (440)          112       (382)         459        (130)           7
 Net assets at beginning of period                          3,630        3,518       6,778       6,319          323         316
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,190        3,630       6,396       6,778          193         323
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       64

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                       PIMCO VIT Total Return      Seligman Global       Seligman Smaller-Cap
                                                             Portfolio          Technology Portfolio       Value Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $247          205           -           -         (40)        (38)
      Realized gains (losses) on investments, net            (32)            3           -           -          265         186
      Net change in unrealized appreciation
        (depreciation) on investments                         350         (72)           1           1        (165)         174
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     565          136           1           1           60         322
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       955        1,571           -           -            3          11
      Transfers between funds  (note 2)                       440          263           -           -        (214)        (54)
      Surrenders and terminations, net                    (1,835)        (798)         (2)           -        (234)        (62)
      Rescissions                                             (9)        (604)           -           -            -           -
      Bonus                                                    30           24           -           -            -           1
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (420)          455         (2)           -        (445)       (104)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            145          591         (1)           1        (385)         218
 Net assets at beginning of period                          8,883        8,292           9           8        1,964       1,746
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,028        8,883           8           9        1,579       1,964
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       65

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        SP Strategic Partners
                                                           Focused Growth          SP International         Templeton Asset
                                                             Portfolio            Growth Portfolio          Strategy Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(9)         (10)         (8)         (2)          123          48
      Realized gains (losses) on investments, net              39           52         130          40          186          65
      Net change in unrealized appreciation
        (depreciation) on investments                          15         (62)        (55)          26        (240)          36
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      45         (20)          67          64           69         149
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         6            2           8           1            -           -
      Transfers between funds  (note 2)                      (71)         (84)         213           9          (1)        (28)
      Surrenders and terminations, net                       (58)         (13)       (167)        (33)        (106)       (117)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (123)         (95)          54        (23)        (107)       (146)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (78)        (115)         121          41         (38)           3
 Net assets at beginning of period                            448          563         408         367          819         816
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $370          448         529         408          781         819
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Templeton Developing      Templeton Foreign        Templeton Global
                                                      Markets Securities Fund      Securities Fund      Income Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $33         (80)         113        (39)           46          62
      Realized gains (losses) on investments, net           1,829          782       2,160         628          136          80
      Net change in unrealized appreciation
        (depreciation) on investments                         438        1,336         599       3,078          133         248
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,300        2,038       2,872       3,667          315         390
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       165        1,175         445         811          634           -
      Transfers between funds  (note 2)                   (1,016)           53       (464)         193          424        (16)
      Surrenders and terminations, net                    (1,340)      (1,265)     (2,936)     (2,128)        (443)       (497)
      Rescissions                                               -        (186)         (9)        (22)            -           -
      Bonus                                                     6           49          16          31           17           -
      Contract maintenance charges (note 2)                   (2)          (3)         (9)        (10)          (2)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (2,187)        (177)     (2,957)     (1,125)          630       (515)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            113        1,861        (85)       2,542          945       (125)
 Net assets at beginning of period                          9,775        7,914      21,679      19,137        3,501       3,626
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,888        9,775      21,594      21,679        4,446       3,501
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                          Templeton Growth          Van Kampen LIT       Van Kampen LIT Growth
                                                          Securities Fund       Enterprise Portfolio     and Income Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(106)         (66)           -           -            -           -
      Realized gains (losses) on investments, net           1,750        1,220           -           -            1           1
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,622)        2,370           -        (12)          (1)           1
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      22        3,524           -        (12)            -           2
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,650        3,910           -           -            -           -
      Transfers between funds  (note 2)                   (1,125)          718           -           -            -           -
      Surrenders and terminations, net                    (2,922)      (3,046)           -           -            -           -
      Rescissions                                            (11)        (325)           -           -            -           -
      Bonus                                                   116           74           -           -            -           -
      Contract maintenance charges (note 2)                   (7)          (8)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         701        1,323           -           -            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            723        4,847           -        (12)            -           2
 Net assets at beginning of period                         21,966       17,119           -          12           15          13
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $22,689       21,966           -           -           15          15
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       68

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Van Kampen LIT
                                                        Strategic Growth
                                                             Portfolio             Total All Funds
                                                      -------------------------------------------------
                                                         2007         2006        2007        2006
                                                      -------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-            -         356         365

      Realized gains (losses) on investments, net               1            -      36,456      17,313
      Net change in unrealized appreciation

        (depreciation) on investments                           -          (3)    (20,223)      40,905
                                                      -------------------------------------------------
        Net increase (decrease) in net assets

          from operations                                       1          (3)      16,589      58,583
                                                      -------------------------------------------------

    Contract Transactions-All Products (note 5)

      Purchase payments                                         -            -     104,634      99,637

      Transfers between funds  (note 2)                         -            -        (83)       6,702

      Surrenders and terminations, net                        (5)            -    (97,251)    (55,693)

      Rescissions                                               -            -     (2,155)     (5,347)

      Bonus                                                     -            -       2,594       3,014

      Contract maintenance charges (note 2)                     -            -       (138)       (147)
                                                      -------------------------------------------------
        Net increase (decrease) in net assets
resulting

           from contract transactions                         (5)            -       7,601      48,166
                                                      -------------------------------------------------
 Increase (decrease) in net assets                            (4)          (3)
                                                                                    24,190     106,749

 Net assets at beginning of period                              9           12     547,998     441,249
                                                      -------------------------------------------------

 Net assets at end of period                                   $5            9     572,188     547,998
                                                      -------------------------------------------------


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2007

1. ORGANIZATION

     Allianz Life of New York Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of New York may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, LLC, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio is listed in the following table.

     Portfolio                                     Investment Adviser          Specialist Manager \ Adviser
     AIM V.I. Capital Appreciation Fund            AIM Advisors, Inc.          N\A
     AIM V.I. Core Equity Fund                     AIM Advisors, Inc.          N\A
     Alger American Growth Portfolio               Fred Alger Management, Inc. N\A
     Alger American Leveraged AllCap Portfolio     Fred Alger Management, Inc. N\A
     Alger American MidCap Growth Portfolio        Fred Alger Management, Inc. N\A
     Alger American Small Capitalization Portfolio Fred Alger Management, Inc. N\A
     AZL AIM International Equity Fund *+          Allianz Investment          A I M Capital Management, Inc.
                                                   Management, LLC
     AZL Columbia Technology Fund *+               Allianz Investment          Columbia Management Advisors,
                                                   Management, LLC             LLC
     AZL Davis NY Venture Fund *+                  Allianz Investment          Davis Selected Advisers, L.P.
                                                   Management, LLC
     AZL Dreyfus Founders Equity Growth Fund *+    Allianz Investment          Founders Asset Management, LLC
                                                   Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *+   Allianz Investment          The Dreyfus Corporation
                                                   Management, LLC
     AZL First Trust Target Double Play Fund       Allianz Investment          First Trust, Inc.
                                                   Management, LLC
     AZL Franklin Small Cap Value Fund *+          Allianz Investment          Franklin Advisory Services LLC
                                                   Management, LLC
     AZL Fusion Balanced Fund +                    Allianz Investment          Allianz Investment Management,
                                                   Management, LLC             LLC
     AZL Fusion Growth Fund +                      Allianz Investment          Allianz Investment Management,
                                                   Management, LLC             LLC
     AZL Fusion Moderate Fund +                    Allianz Investment          Allianz Investment Management,
                                                   Management, LLC             LLC
     AZL Jennison 20/20 Focus Fund *+              Allianz Investment          Jennison Associates LLC
                                                   Management, LLC
     AZL Jennison Growth Fund *+                   Allianz Investment          Jennison Associates LLC
                                                   Management, LLC
     AZL Legg Mason Growth Fund *+                 Allianz Investment          Legg Mason Funds Management,
                                                   Management, LLC             Inc.
     AZL Legg Mason Value Fund *+                  Allianz Investment          Legg Mason Funds Management,
                                                   Management, LLC             Inc.
     AZL LMP Large Cap Growth Fund *+              Allianz Investment          Legg Mason Funds Management,
                                                   Management, LLC             Inc.
     AZL Money Market Fund *+                      Allianz Investment          Prudential Investment
                                                   Management, LLC             Management, Inc.
     AZL NACM International Fund                   Allianz Investment          Nicholas Applegate Management,
                                                   Management, LLC             Inc.
     AZL Neuberger Berman Regency Fund *+          Allianz Investment          Neuberger Berman Management Inc.
                                                   Management, LLC
     AZL OCC Opportunity Fund *+                   Allianz Investment          Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL OCC Value Fund *+                         Allianz Investment          Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL Oppenheimer Global Fund *+                Allianz Investment          OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer International Growth Fund *+  Allianz Investment          OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer Main Street Fund *+           Allianz Investment          OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL PIMCO Fundamental IndexPLUS Total Return  Allianz Investment          Pacific Investment Management
     Fund *+                                       Management, LLC             Company


                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007


     1. ORGANIZATION (continued)

     Portfolio                                  Investment Adviser                 Specialist Manager \ Adviser

     AZL S&P 500 Index Fund                     Allianz Investment Management, LLC The Dreyfus Corporation
     AZL Schroder Emerging Markets Equity Fund  Allianz Investment Management, LLC Schroder Management
     CL 1
     AZL Schroder Emerging Markets Equity Fund  Allianz Investment Management, LLC Schroder Management
     CL 2
     AZL Schroder International Small Cap Fund  Allianz Investment Management, LLC Schroder Management
     AZL Small Cap Stock Index Fund             Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Balanced Fund               Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Equity Fund                 Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Growth Fund                 Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Moderate Fund               Allianz Investment Management, LLC The Dreyfus Corporation
     AZL Turner Quantitative Small Cap Growth   Allianz Investment Management, LLC Turner Investment Partners
     Fund
     AZL Van Kampen Comstock Fund *+            Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc.
     AZL Van Kampen Equity and Income Fund *+   Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc
     AZL Van Kampen Global Franchise Fund *+    Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc
     AZL Van Kampen Global Real Estate Fund *+  Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc
     AZL Van Kampen Growth and Income Fund  *+  Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc.
     AZL Van Kampen Mid Cap Growth Fund *+      Allianz Investment Management, LLC Van Kampen Investment
                                                                                   Advisory Corp.
     Davis VA Financial Portfolio               Davis Selected Advisers, LP        N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP        N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP        N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation            N\A
     Portfolio *
     Dreyfus Stock Index Fund *                 The Dreyfus Corporation            N\A
     Franklin Global Communications Securities  Franklin Advisers, Inc.            N\A
     Fund *
     Franklin Growth and Income Securities      Franklin Advisers, Inc.            N\A
     Fund *
     Franklin High Income Securities Fund *     Franklin Advisers, Inc.            N\A
     Franklin Income Securities Fund *          Franklin Advisers, Inc.            N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.            N\A
     Franklin Money Market Fund *               Franklin Advisers, Inc.            N\A
     Franklin Real Estate Fund *                Franklin Advisers, Inc.            N\A
     Franklin Rising Dividends Securities Fund* Franklin Advisory Services, LLC    N\A
     Franklin Small Cap Value Securities Fund * Franklin Advisory Services, LLC    N\A
     Franklin Small-Mid Cap Growth Securities   Franklin Advisers, Inc.            N\A
     Fund *
     Franklin Templeton VIP Founding Funds      Franklin Advisers, Inc.            N\A
     Allocation Fund
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC    N\A
     Franklin Zero Coupon 2010 Fund             Franklin Advisers, Inc.            N\A
     J.P. Morgan International Opportunities    J.P. Morgan Investment Management  N\A
     Portfolio                                  Inc.
     J.P. Morgan U.S. Large Cap Core Equity     J.P. Morgan Investment Management  N\A
     Portfolio                                  Inc.
     Jennison 20/20 Focus Portfolio *           Prudential Investments Fund        N/A
                                                Management, LLC
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC      N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC      N\A
     OpCap Mid Cap Portfolio                    OpCap Advisors, LLC                N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.             N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.             N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc.             N\A
     PIMCO VIT All Asset Portfolio +            Pacific Investment Management      N\A
                                                Company
     PIMCO VIT CommodityRealReturn Strategy     Pacific Investment Management      N\A
     Portfolio +                                Company
     PIMCO VIT Emerging Markets Bond Portfolio+ Pacific Investment Management      N\A
                                                Company


                                       71

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

1.   ORGANIZATION (continued)

     Portfolio                                  Investment Adviser                   Specialist Manager \ Adviser

     PIMCO VIT Global Bond Portfolio (Unhedged)+Pacific Investment Management        N\A
                                                Company
     PIMCO VIT High Yield Portfolio +           Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Real Return Portfolio +          Pacific Investment Management        N\A
                                                Company
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management        N\A
     Portfolio +                                Company
     PIMCO VIT Total Return Portfolio +         Pacific Investment Management        N\A
                                                Company
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.            N\A
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.            N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     SP International Growth Portfolio *        William Blair & Company, LLC         N\A
     Templeton Asset Strategy Fund *            Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund *        Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund *  Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Strategic Growth Portfolio* Van Kampen Asset Management, Inc.    N\A

    *   Portfolio contains class 2 shares which assess 12b-1 fees.
    + The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

2. SIGNIFICANT ACCOUNTING POLICIES

     Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Account, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life of New York and are not included in the Variable Account.

     Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles (SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

     Available investment options, including the date the investment option was available for each product, as of December 31, 2007 are listed in the following table.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

                                           Allianz     Allianz     Allianz         Allianz      Allianz     Allianz
  Portfolio                               Advantage  Charter II NY High Five NY  Opportunity  Valuemark II   Vision

  AZL AIM International Equity Fund        5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL Columbia Technology Fund             11/5/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL Davis NY Venture Fund                11/15/2001  5/3/2004    3/19/2007      3/8/2004      3/8/2004    5/1/2007
  AZL Dreyfus Founders Equity Growth Fund  11/15/2001  5/3/2004    3/19/2007      3/8/2004      3/8/2004    5/1/2007
  AZL Dreyfus Premier Small Cap Value Fund 5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL First Trust Target Double Play Fund  12/28/2006  12/28/2006  3/19/2007      12/28/2006    12/28/2006  12/28/2006
  AZL Franklin Small Cap Value Fund        5/1/2003    5/3/2004    3/19/2007      5/1/2003      N/A         5/1/2007
  AZL Fusion Balanced Fund                 5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Fusion Growth Fund                   5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Fusion Moderate Fund                 5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Jennison 20/20 Focus Fund            5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Jennison Growth Fund                 5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Legg Mason Growth Fund               5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL Legg Mason Value Fund                11/5/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL LMP Large Cap Growth Fund            5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL Money Market Fund                    1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL NACM International Fund              5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Neuberger Berman Regency Fund        5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL OCC Opportunity Fund                 5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL OCC Value Fund                       11/5/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL Oppenheimer Global Fund              5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL Oppenheimer International Growth Fund3/8/2004    5/3/2004    3/19/2007      3/8/2004      3/8/2004    5/1/2007
  AZL Oppenheimer Main Street Fund         5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL PIMCO Fundamental IndexPLUS Total
    Return Fund                            5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL S&P 500 Index Fund                   5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Schroder Emerging Markets Equity Fund5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL Schroder International Small Cap Fund5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Small Cap Stock Index Fund           5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Balanced Fund             5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Equity Fund               5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Growth Fund               5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Moderate Fund             5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Turner Quantitative Small Cap
    Growth Fund                            5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Van Kampen Comstock Fund             5/1/2001    5/3/2004    3/19/2007      10/4/2002     5/1/2001    5/1/2007
  AZL Van Kampen Equity and Income Fund    5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL Van Kampen Global Franchise Fund     5/1/2003    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL Van Kampen Global Real Estate Fund   5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL Van Kampen Growth and Income Fund    5/1/2001    5/3/2004    3/19/2007      10/4/2002     5/1/2001    5/1/2007
  AZL Van Kampen Mid Cap Growth Fund       5/1/2001    5/3/2004    3/19/2007      10/4/2002     5/1/2001    5/1/2007
  Davis VA Financial Portfolio             11/5/2001   5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  Franklin Global Communications
   Securities Fund                         1/22/2001   5/3/2004   3/19/2007       10/4/2002     9/6/1991    5/1/2007


                                       73

 ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

                                           Allianz     Allianz     Allianz         Allianz      Allianz     Allianz
  Portfolio                               Advantage  Charter II NY High Five NY  Opportunity  Valuemark II   Vision

  Franklin High Income Fund                1/22/2001   5/3/2004    3/19/2007      10/4/2002     9/6/1991    5/1/2007
  Franklin Templeton VIP Founding
   Funds Allocation Fund                   9/25/2007   9/25/2007   3/19/2007      9/25/2007     9/25/2007   9/25/2007
  Franklin U.S. Government Fund            1/22/2001   5/3/2004    3/19/2007      10/4/2002     9/6/1991    5/1/2007
  Franklin Zero Coupon 2010 Fund           11/5/2001   5/3/2004    3/19/2007      10/4/2002     9/6/1991    5/1/2007
  Mutual Discovery Securities Fund         1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/8/1996   5/1/2007
  Mutual Shares Securities Fund            1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/8/1996   5/1/2007
  OpCap Mid Cap Portfolio                  5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  PIMCO VIT All Asset Portfolio            5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  PIMCO VIT CommodityRealReturn
   Strategy Portfolio                      5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  PIMCO VIT Emerging Markets Bond
   Portfolio                               5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  PIMCO VIT Global Bond Portfolio
  (Unhedged)                               5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  PIMCO VIT High Yield Portfolio           1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  PIMCO VIT Real Return Portfolio          5/1/2003    5/3/2004    3/19/2007      5/1/2003      N/A         5/1/2007
  PIMCO VIT Total Return Portfolio         1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  Templeton Global Income Securities Fund  11/5/2001   5/3/2004    3/19/2007      10/4/2002     1/24/1992   5/1/2007
  Templeton Growth Securities Fund         11/5/2001   5/3/2004    3/19/2007      10/4/2002     7/31/1994   5/1/2007

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments (continued)

     For the Years Ended December 31, 2007 and 2006, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


     Portfolio                                              Date Closed
     Franklin Real Estate Fund                              May 1, 2006
     Franklin Rising Dividends Securities Fund              May 1, 2006
     Franklin Small-Mid Cap Growth Securities Fund          May 1, 2006
     Templeton Developing Markets Securities Fund           May 1, 2006


     For the Years Ended December 31, 2007 and 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.



     Closed Portfolio                                 Receiving Portfolio                              Date Merged
     AIM V.I. Premier Equity Fund                     AIM V.I. Core Equity Fund                        May 1, 2006
     AIM V.I. Growth Fund                             AIM V.I. Capital Appreciation Fund               May 1, 2006
     AZL Aim Basic Value Fund                         AZL Van Kampen Comstock Fund                     September 21, 2007
     AZL Van Kampen Strategic Equity Growth Fund      AZL Dreyfus Founders Equity Growth Fund          September 21, 2007
     AZL OCC Renaissance Fund                         AZL OCC Value Fund                               September 21, 2007
     AZL Van Kampen Aggressive Growth Fund            AZL Van Kampen Mid Cap Growth Fund               September 21, 2007


     For the Years Ended December 31, 2007 and 2006, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


     Current Portfolio                                  Prior Portfolio Name                          Effective Date
     AZL AIM Basic Value Fund                           USAZ AIM Basic Value Fund                     May 1, 2006
     AZL AIM International Equity Fund                  USAZ AIM International Equity Fund            May 1, 2006
     AZL Davis NY Venture Fund                          USAZ Davis NY Venture Fund                    May 1, 2006
     AZL Dreyfus Founders Equity Growth Fund            USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
     AZL Dreyfus Premier Small Cap Value Fund           USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
     AZL Franklin Small Cap Value Fund                  USAZ Franklin Small Cap Value Fund            May 1, 2006
     AZL Fusion Balance Fund                            USAZ Fusion Balance Fund                      May 1, 2006
     AZL Fusion Growth Fund                             USAZ Fusion Growth Fund                       May 1, 2006
     AZL Fusion Moderate Fund                           USAZ Fusion Moderate Fund                     May 1, 2006
     AZL Jennison 20/20 Focus Fund                      USAZ Jennison 20/20 Focus Fund                May 1, 2006
     AZL Jennison Growth Fund                           USAZ Jennison Growth Fund                     May 1, 2006
     AZL Legg Mason Growth Fund                         USAZ Legg Mason Growth Fund                   May 1, 2006
     AZL Legg Mason Value Fund                          USAZ Legg Mason Value Fund                    May 1, 2006
     AZL Money Market Fund                              USAZ Money Market Fund                        May 1, 2006
     AZL OCC Renaissance Fund                           USAZ OCC Renaissance Fund                     May 1, 2006
     AZL OCC Value Fund                                 USAZ OCC Value Fund                           May 1, 2006
     AZL Oppenheimer Emerging Growth Fund               USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
     AZL Oppenheimer Emerging Technologies Fund         USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
     AZL Oppenheimer Global Fund                        USAZ Oppenheimer Global Fund                  May 1, 2006



                                       75

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments (continued)

     AZL Oppenheimer International Growth Fund          USAZ Oppenheimer International Growth Fund    May 1, 2006
     AZL Oppenheimer Main Street Fund                   USAZ Oppenheimer Main Street Fund             May 1, 2006
     AZL Salomon Brothers Large Cap Growth Fund         USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
     AZL Salomon Brothers Small Cap Growth Fund         USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
     AZL Van Kampen Aggressive Growth Fund              USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
     AZL Van Kampen Comstock Fund                       USAZ Van Kampen Comstock Fund                 May 1, 2006
     AZL Van Kampen Emerging Growth Fund                USAZ Van Kampen Emerging Growth Fund          May 1, 2006
     AZL Van Kampen Equity and Income Fund              USAZ Van Kampen Equity and Income Fund        May 1, 2006
     AZL Van Kampen Global Franchise Fund               USAZ Van Kampen Global Franchise Fund         May 1, 2006
     AZL Van Kampen Growth and Income Fund              USAZ Van Kampen Growth and Income Fund        May 1, 2006
     AZL Van Kampen Mid Cap Growth Fund                 USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
     AZL Columbia Technology Fund                       AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
     AZL OCC Opportunity Fund                           AZL Oppenheimer Emerging Growth Fund          August 28, 2006
     AZL LMP Large Cap Growth Fund                      AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
     AZL LMP Small Cap Growth Fund                      AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
     AZL Van Kampen Strategic Growth Fund               AZL Van Kampen Emerging Growth Fund           November 5, 2006
     AZL Turner Quantitative Small Cap Growth Fund      AZL LMP Small Cap Growth Fund                 June 26, 2007
     AZL Schroder Emerging Markets Equity Fund CL 2     AZL Oppenheimer Developing Markets Fund       December 7, 2007

     Contracts in Annuity Payment Period

     Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.

     Premium Bonus

     A premium bonus is awarded to the contract owner of the Allianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

     Expenses

     Asset Based Expenses

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account based on invested assets. The charges, on an annual basis, are summarized in the following table.

     Contract                                          Mortality and Expense                  Administrative
                                                            Risk Charge                           Charge
     Allianz Advantage - Option 1                              1.34%                              0.15%
     Allianz Advantage - Option 2                              1.50%                              0.15%
     Allianz Advantage - Option 3                              1.70%                              0.15%
     Allianz Advantage - Option 4                              1.70%                              0.15%
     Allianz Advantage - Option 5                              1.85%                              0.15%
     Allianz Advantage - Option 6                              2.20%                              0.15%
     Allianz Advantage - Option 7                              2.35%                              0.15%
     Allianz Charter II - NY - Option 1                        1.75%                              0.00%
     Allianz Charter II - NY - Option 2                        1.95%                              0.00%
     Allianz Charter II - NY - Option 3                        1.95%                              0.00%
     Allianz Charter II - NY - Option 4                        2.10%                              0.00%
     Allianz Charter II - NY - Option 5                        2.45%                              0.00%
     Allianz Charter II - NY - Option 6                        2.60%                              0.00%
     Allianz Opportunity - Option 1                            1.90%                              0.00%
     Allianz Opportunity - Option 2                            2.10%                              0.00%
     Allianz Opportunity - Option 3                            2.10%                              0.00%
     Allianz Opportunity - Option 4                            2.25%                              0.00%
     Allianz Opportunity - Option 5                            2.60%                              0.00%
     Allianz Opportunity - Option 6                            2.75%                              0.00%
     Allianz Valuemark II                                      1.25%                              0.15%
     Allianz Valuemark IV                                      1.34%                              0.15%
     Allianz Vision Bonus - Option 1                           1.90%                              0.15%
     Allianz Vision Bonus - Option 2                           2.20%                              0.15%
     Allianz Vision Bonus - Option 3                           2.60%                              0.15%
     Allianz Vision Bonus - Option 4                           2.90%                              0.15%
     Allianz Vision Bonus - Option 5                           2.75%                              0.15%
     Allianz Vision B - Option 6                               3.05%                              0.15%
     Allianz Vision B - Option 1                               1.40%                              0.15%
     Allianz Vision B - Option 2                               1.70%                              0.15%
     Allianz Vision B - Option 3                               2.10%                              0.15%
     Allianz Vision B - Option 4                               2.40%                              0.15%
     Allianz Vision B - Option 5                               2.25%                              0.15%
     Allianz Vision B - Option 6                               2.55%                              0.15%
     Allianz Vision L - Option 1                               1.65%                              0.15%
     Allianz Vision L- Option 2                                1.95%                              0.15%
     Allianz Vision L- Option 3                                2.35%                              0.15%
     Allianz Vision L- Option 4                                2.65%                              0.15%
     Allianz Vision L- Option 5                                2.50%                              0.15%
     Allianz Vision L- Option 6                                2.80%                              0.15%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

The M&E charge and administrative charge for Allianz Advantage can be summarized as follows:

The Advantage Original Contract was available from January 2001 to February 19, 2004 (Original Contract). For Original Contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Original Contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Original Contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.

The currently offered Contract replaced the Original Contract beginning in February 20004. The currently offered Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Advantage Contracts issued from February 19, 2004 to April 28, 2007 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                                               Charges
                               Currently Currently
                                                   offered       offered Contract      Currently offered
  (includes a 0.15%             Original          Contract           with the          Contract with the
  administrative charge)        Contract        without a GBP     Traditional GBP        Enhanced GBP
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                 1.49%                -                  -                     -

Traditional GMDB                   -                1.65%               1.85%                 2.35%

 Enhanced GMDB                      -               1.85%               2.00%                 2.50%


                                       78



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Expenses (continued)

The M&E charge for Allianz Charter II can be summarized as follows:

The Charter II contract automatically provides a Traditional Guaranteed Minimum
Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals.
For an additional charge, the owner can instead elect either the optional
Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Charter II contracts also offer a choice of either the Traditional Guaranteed
Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package
(Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum
Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The
GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Charter II contracts issued from February 19, 2004 to April 28, 2007 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either
3% or 5%.

                                                      Charges
                                                Contracts with
                                Contracts       the Traditional     Contracts with the
                              without a GBP           GBP              Enhanced GBP
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Traditional GMDB                  1.75%               1.95%                 2.45%

 Enhanced GMDB                    1.95%               2.10%                 2.60%

The M&E charge for Allianz High 5 New York can be summarized as follows:

The Allianz High 5 New York Contract automatically provides a Traditional
Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 New York also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), and the Guaranteed Withdrawal
Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between the selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase
Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current
Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.


Traditional GMDB                       1.25%

Enhanced GMDB                          1.45%


                                       79

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Expenses (continued)

The M&E charge for Allianz Opportunity can be summarized as follows:

The Opportunity contract automatically provides a Traditional Guaranteed Minimum
Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals.
For an additional charge, the owner can instead elect either the optional
Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered contracts also offer a choice of either the Traditional
Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit
Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed
Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For
Opportunity contracts issued from February 19, 2004 to April 28, 2007 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                                      Charges
                                                Contracts with
                                Contracts       the Traditional     Contracts with the
                              without a GBP           GBP              Enhanced GBP
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Traditional GMDB                  1.90%               2.10%                 2.60%

 Enhanced GMDB                    2.10%               2.25%                 2.75%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Expenses (continued)

The M&E charge and administrative charge for Valuemark II can be summarized as follows:

The Valuemark II contract was available from September 1991 to August 1998. Valuemark II contracts provided a death benefit of the greater of: a) total purchase payments less withdrawals, or b) the highest contract value from any fifth contract anniversary.

  (includes a 0.15%
  administrative charge)        Charges
                                 1.40%



The M&E charge and administrative charge for Valuemark IV can be summarized as follows:

The Valuemark IV contract was available from August 1998 to January 2001. For Valuemark IV contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Valuemark IV contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Valuemark IV contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.

  (includes a 0.15%
  administrative charge)        Charges
                                 1.49%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

The M&E charge for Allianz Vision New York can be summarized as follows:

The Allianz Vision New York Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select at issue either a Bonus Option (which provides an immediately vested 6% bonus, but extends the withdrawal charge period from seven years to nine years) or a Short Withdrawal Charge Option (which shortens the withdrawal charge period from seven years to four years). The Contract also offers the Lifetime Plus Benefit, which is designed for those who want lifetime income and continued access to Contract Value.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.40%          1.70%
                                                     (xxx)          (xxx)
Contract with the Bonus Option                       1.90%          2.20%
                                                     (xxx)          (xxx)
Contract with the Short Withdrawal Charge            1.65%          1.95%
Option                                               (xxx)          (xxx)
Contract with the Lifetime Plus Benefit              2.10%          2.40%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus Benefit (joint       2.25%          2.55%
Lifetime Plus Payments)                              (xxx)          (xxx)
Contract with the with the Bonus Option and          2.60%          2.90%
Lifetime Plus Benefit (single Lifetime Plus          (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.75%          3.05%
Lifetime Plus Benefit (joint Lifetime Plus           (xxx)          (xxx)
Payments)
Contract with the Short Withdrawal Charge            2.35%          2.65%
Option and Lifetime Plus Benefit (single             (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.50%          2.80%
Option and Lifetime Plus Benefit (joint              (xxx)          (xxx)
Lifetime Plus Payments)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Contract Based Expenses

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2007 and 2006 were $138,000 and $147,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for Allianz Advantage, Valuemark IV contracts, within nine years of the date of surrender for Allianz Opportunity contracts and within two years of the date of surrender for Charter II - NY. The amount of the contingent deferred sales charge is shown below.

          Years Since                    Contingent Deferred Sales Charge
            Payment          Advantage    Charter II -    Allianz High   Opportunity   Valuemark        Vision
                                               NY           Five NY                       II

     ---------------------- ------------- -------------- --------------- ------------ ------------ ------------------
     ---------------------- ------------- -------------- --------------- ------------ ------------ ------------------
              0-1                6%            8%              8%           8.50%         5%             8.50%
              1-2                6%            7%            7.50%          8.50%         5%             7.50%
              2-3                6%            0%              7%           8.50%         4%             5.50%
              3-4                5%            0%              6%            8%           3%             3.00%
              4-5                4%            0%              5%            7%          1.50%            0%
              5-6                3%            0%              4%            6%           0%              0%
              6-7                2%            0%              3%            5%           0%              0%
              7-8                0%            0%              0%            4%           0%              0%
              8-9                0%            0%              0%            3%           0%              0%
        9 years or more          0%            0%              0%            0%           0%              0%

     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $833,786 and $752,896, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Allianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Allianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, Allianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for Allianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred for Valuermark II and Advantage, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the years ended December 31, 2007 and 2006 were $125 and $25, respectively. Net transfers from the Fixed Accounts were $(83,000) and $6,702,000, years ended December 31, 2007 and 2006, respectively.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Contract Based Expenses (continued)

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of New York may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of New York may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to Allianz Life of New York and canceled within the free-look period, generally within 10 days.

3. FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of New York.

     Allianz Life of New York does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of New York determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

 4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 are as follows:

                                                                           Cost of       Proceeds
                                                                           Purchases    from Sales
                                                                          ---------------------------
     AIM V.I. Capital Appreciation Fund                                             1             90
     AIM V.I. Core Equity Fund                                                      1             50
     Alger American Growth Portfolio                                                1            163
     Alger American Leveraged AllCap Portfolio                                      -             75
     Alger American MidCap Growth Portfolio                                        13             34
     Alger American Small Capitalization Portfolio                                  -              -
     AZL AIM Basic Value Fund                                                     997          5,341
     AZL AIM International Equity Fund                                          2,656          4,707
     AZL Columbia Technology Fund                                               7,081          6,374
     AZL Davis NY Venture Fund                                                  5,695          8,083
     AZL Dreyfus Founders Equity Growth Fund                                    3,555          1,140
     AZL Dreyfus Premier Small Cap Value Fund                                   1,133          1,071
     AZL First Trust Target Double Play Fund                                      417              5
     AZL Franklin Small Cap Value Fund                                          2,251          2,788
     AZL Fusion Balanced Fund                                                   6,852          2,288
     AZL Fusion Growth Fund                                                    11,291          4,314
     AZL Fusion Moderate Fund                                                   9,951          4,089
     AZL Jennison 20/20 Focus Fund                                              1,957          1,100
     AZL Jennison Growth Fund                                                   1,165            455
     AZL Legg Mason Growth Fund                                                 5,059          1,421
     AZL Legg Mason Value Fund                                                    920          1,563
     AZL LMP Large Cap Growth Fund                                                557          1,001
     AZL Money Market Fund                                                     43,109         39,829
     AZL NACM International Fund                                                  103             12
     AZL Neuberger Berman Regency Fund                                          1,054            483
     AZL OCC Opportunity Fund                                                   2,302          4,039
     AZL OCC Renaissance Fund                                                   1,922          5,870
     AZL OCC Value Fund                                                         5,858          3,034
     AZL Oppenheimer Global Fund                                                5,686          5,154
     AZL Oppenheimer International Growth Fund                                  3,560          1,641
     AZL Oppenheimer Main Street Fund                                           1,417          1,656
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                            164            229
     AZL S&P 500 Index Fund                                                       759             30
     AZL Schroder Emerging Markets Equity Fund CL 1                                71             52
     AZL Schroder Emerging Markets Equity Fund CL 2                            13,391          4,481
     AZL Schroder International Small Cap Fund                                    403             46
     AZL Small Cap Stock Index Fund                                               635            150
     AZL TargetPLUS Balanced Fund                                                 413             40
     AZL TargetPLUS Equity Fund                                                 1,801            164
     AZL TargetPLUS Growth Fund                                                 1,044             75
     AZL TargetPLUS Moderate Fund                                                 424             87
     AZL Turner Quantitative Small Cap Growth Fund                                776            686
     AZL Van Kampen Aggressive Growth Fund                                      5,590          6,201
     AZL Van Kampen Comstock Fund                                               6,525          3,471


                                       85

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 are as follows:

                                                                           Cost of       Proceeds
                                                                           Purchases    from Sales
                                                                          ---------------------------
     AZL Van Kampen Equity and Income Fund                                      1,120          1,010
     AZL Van Kampen Global Franchise Fund                                       3,281          2,221
     AZL Van Kampen Global Real Estate Fund                                     3,496          4,841
     AZL Van Kampen Growth and Income Fund                                      6,111          7,049
     AZL Van Kampen Mid Cap Growth Fund                                        14,851          2,321
     AZL Van Kampen Strategic Growth Fund                                         621          2,138
     Davis VA Financial Portfolio                                               1,709          1,637
     Davis VA Real Estate Portfolio                                                 -             40
     Davis VA Value Portfolio                                                      31            679
     Dreyfus IP Small Cap Stock Index Portfolio                                 4,998          5,687
     Dreyfus Stock Index Fund                                                     609          2,353
     Franklin Global Communications Securities Fund                             6,327          5,451
     Franklin Growth and Income Securities Fund                                 3,749          6,992
     Franklin High Income Fund                                                  5,571          6,790
     Franklin Income Securities Fund                                           12,232         12,417
     Franklin Large Cap Growth Securities Fund                                    776          2,997
     Franklin Money Market Fund                                                   170          1,125
     Franklin Real Estate Fund                                                  1,977          4,445
     Franklin Rising Dividends Securities Fund                                  1,835          6,219
     Franklin Small Cap Value Securities Fund                                     373          1,060
     Franklin Small-Mid Cap Growth Securities Fund                                975          2,300
     Franklin Templeton VIP Founding Funds Allocation Fund                      1,889            437
     Franklin U.S. Government Fund                                              5,005          8,125
     Franklin Zero Coupon Fund 2010                                             1,047          1,198
     J.P. Morgan International Opportunities Portfolio                              -              -
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                               -              -
     Jennison 20/20 Focus Portfolio                                               212            309
     Mutual Discovery Securities Fund                                          13,568         12,265
     Mutual Shares Securities Fund                                             11,362          9,075
     OpCap Mid Cap Portfolio                                                      783             85
     Oppenheimer Global Securities Fund/VA                                        328          1,099
     Oppenheimer High Income Fund/VA                                              365            774
     Oppenheimer Main Street Fund/VA                                               71            990
     PIMCO VIT All Asset Portfolio                                                800            820
     PIMCO VIT Commodity Portfolio                                                869            481
     PIMCO VIT Emerging Markets Bond Portfolio                                    883            440
     PIMCO VIT Global Bond Portfolio                                              721            187
     PIMCO VIT High Yield Portfolio                                             1,132          1,459
     PIMCO VIT Real Return Portfolio                                            1,605          2,336
     PIMCO VIT StocksPLUS Growth and Income Portfolio                              30            160
     PIMCO VIT Total Return Portfolio                                           2,477          2,649
     Seligman Global Technology Portfolio                                           -              2
     Seligman Small-Cap Value Portfolio                                           190            505
     SP Strategic Partners Focused Growth Portfolio                                30            162
     SP William Blair International Growth Portfolio                              317            199
     Templeton Asset Strategy Fund                                                307            118

                                       86

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 are as follows:

                                                                           Cost of       Proceeds
                                                                           Purchases    from Sales
                                                                          ---------------------------
     Templeton Developing Markets Securities Fund                               2,067          3,453
     Templeton Foreign Securities Fund                                          2,326          4,177
     Templeton Global Income Securities Fund                                    1,370            694
     Templeton Growth Securities Fund                                           8,196          6,587
     Van Kampen LIT Enterprise Portfolio                                            -              -
     Van Kampen LIT Growth and Income Portfolio                                     1              -
     Van Kampen LIT Strategic Growth Portfolio                                      -              5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY
   (IN THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          AIM V.I. Capital      AIM V.I. Core Equity    Alger American Growth
                                                         Appreciation Fund             Fund                   Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                            (1)        (42)            -         (6)           -          (1)
           Surrenders and terminations                        (8)        (21)          (4)         (3)        (17)         (12)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (9)        (63)          (4)         (9)        (17)         (13)
                                                      --------------------------------------------------------------------------


                                                           Alger American      Alger American MidCap     Alger American Small
                                                           Leveraged AllCap
                                                             Portfolio           Growth Portfolio     Capitalization Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                              -         (8)            -           -           -            -
           Surrenders and terminations                        (6)         (3)          (2)         (1)           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (6)        (11)          (2)         (1)           -            -
                                                      --------------------------------------------------------------------------


                                                        AZL AIM Basic Value    AZL AIM International   AZL Columbia Technology
                                                               Fund                 Equity Fund                 Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   14          49           64         162         108           51
           Transfers between funds                          (387)        (19)        (163)         133          43           19
           Surrenders and terminations                       (26)         (8)         (34)         (7)        (44)          (4)
           Rescissions                                          -         (8)            -         (3)         (5)            -
           Bonus                                                1           1            3           5           3            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (398)          15        (130)         290         105           68
                                                      --------------------------------------------------------------------------


                                       88

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL Davis NY Venture    AZL Dreyfus Founders     AZL Dreyfus Premier
                                                               Fund             Equity Growth Fund      Small Cap Value Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  335         426           87          66          51           90
           Transfers between funds                          (382)          49          178          17        (19)          (1)
           Surrenders and terminations                      (124)        (25)         (48)         (9)        (39)          (3)
           Rescissions                                        (8)        (12)            -         (3)         (1)          (4)
           Bonus                                                7          13            2           1           1            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (172)         452          219          73         (7)           85
                                                      --------------------------------------------------------------------------


                                                          AZL First Trust        AZL Franklin Small      AZL Fusion Balanced
                                                        Target Double Play
                                                               Fund               Cap Value Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   21           -           76         155         422          315
           Transfers between funds                             17           -         (54)        (20)          64           12
           Surrenders and terminations                          -           -         (66)        (17)       (108)          (6)
           Rescissions                                          -           -          (1)         (1)         (2)            -
           Bonus                                                -           -            2           6          10           10
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          38           -         (43)         123         386          330
                                                      --------------------------------------------------------------------------


                                                         AZL Fusion Growth      AZL Fusion Moderate       AZL Jennison 20/20
                                                               Fund                    Fund                  Focus Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  678         904          684         631          84          152
           Transfers between funds                             27         119           11          49         (6)         (24)
           Surrenders and terminations                      (125)        (21)        (208)        (19)        (25)          (5)
           Rescissions                                       (38)        (53)         (24)         (5)           -          (4)
           Bonus                                               18          33           17          21           3            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         560         981          480         678          56          125
                                                      --------------------------------------------------------------------------



                                       89

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL Jennison Growth    AZL Legg Mason Growth     AZL Legg Mason Value
                                                               Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   49          66           96          80          44          122
           Transfers between funds                             20           3          205          30        (20)            4
           Surrenders and terminations                       (11)         (1)         (24)         (4)        (77)         (15)
           Rescissions                                          -           -            -        (18)           -          (1)
           Bonus                                                1           3            2           3           1            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          59          71          279          90        (52)          115
                                                      --------------------------------------------------------------------------


                                                         AZL LMP Large Cap     AZL Money Market Fund    AZL NACM International
                                                            Growth Fund                                         Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   24          35          764       1,141           7            -
           Transfers between funds                              3           2          934       (481)           2            -
           Surrenders and terminations                       (57)        (14)      (1,412)       (405)           -            -
           Rescissions                                          -         (1)         (21)        (97)           -            -
           Bonus                                                1           1           21          39           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (29)          24          286         198           9            -
                                                      --------------------------------------------------------------------------


                                                        AZL Neuberger Berman    AZL OCC Opportunity      AZL OCC Renaissance
                                                           Regency Fund                Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   54          23           55         158          29           26
           Transfers between funds                              2          17        (171)          88       (355)         (56)
           Surrenders and terminations                        (2)           -         (31)         (6)        (19)         (16)
           Rescissions                                          -           -            -         (4)           -            -
           Bonus                                                1           1            2           5           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          55          40        (145)         240       (344)         (45)
                                                      --------------------------------------------------------------------------


                                       90

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                         AZL OCC Value Fund       AZL Oppenheimer          AZL Oppenheimer
                                                                                                        International Growth
                                                                                    Global Fund                 Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   11          31          147         111          81           55
           Transfers between funds                            264        (18)         (53)          29          41           42
           Surrenders and terminations                      (119)        (28)         (64)         (6)        (26)          (5)
           Rescissions                                          -         (1)          (3)         (2)           -          (5)
           Bonus                                                -           1            4           4           2            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         156        (15)           31         136          98           89
                                                      --------------------------------------------------------------------------


                                                                                     AZL PIMCO
                                                            AZL Oppenheimer     Fundamental IndexPLUS
                                                           Main Street Fund     Total Return  Fund      AZL S&P 500 Index Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   73         105           13           5          61            -
           Transfers between funds                           (28)          12         (18)          14          10            -
           Surrenders and terminations                       (77)        (12)          (1)           -           -            -
           Rescissions                                          -        (10)            -           -           -            -
           Bonus                                                1           2            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (31)          97          (6)          19          71            -
                                                      --------------------------------------------------------------------------


                                                       AZL Schroder Emerging   AZL Schroder Emerging         AZL Schroder
                                                      Markets Equity Fund CL 1  Markets Equity Fund CL 2  International Small Cap
                                                                                                                  Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          204         226          32            -
           Transfers between funds                              2           -          498         145           5            -
           Surrenders and terminations                          -           -         (32)         (2)           -            -
           Rescissions                                          -           -          (7)         (2)           -            -
           Bonus                                                -           -            6           6           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           2           -          669         373          37            -
                                                      --------------------------------------------------------------------------



                                       91

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL Small Cap Stock        AZL TargetPLUS       AZL TargetPLUS Equity
                                                            Index Fund             Balanced Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   59           -           29           -         119            -
           Transfers between funds                           (10)           -            7           -          42            -
           Surrenders and terminations                          -           -          (1)           -        (12)            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                1           -            1           -           5            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          50           -           36           -         154            -
                                                      --------------------------------------------------------------------------


                                                       AZL TargetPLUS Growth       AZL TargetPLUS      AZL Turner Quantitative
                                                               Fund                Moderate Fund        Small Cap Growth Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   78           -           46           -          25           36
           Transfers between funds                             17           -          (6)           -         (4)            6
           Surrenders and terminations                          -           -          (1)           -        (13)          (2)
           Rescissions                                          -           -          (7)           -         (1)          (1)
           Bonus                                                1           -            -           -           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          96           -           32           -           8           40
                                                      --------------------------------------------------------------------------


                                                           AZL Van Kampen          AZL Van Kampen       AZL Van Kampen Equity
                                                      Aggressive Growth Fund       Comstock Fund           and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   51         139           91          80          47           39
           Transfers between funds                          (166)       (108)          315          29        (10)            6
           Surrenders and terminations                       (14)         (8)        (174)        (21)        (33)          (3)
           Rescissions                                          -           -            -         (2)           -         (10)
           Bonus                                                1           3            3           3           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (128)          26          235          89           5           32
                                                      --------------------------------------------------------------------------

                                       92

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                       AZL Van Kampen Global   AZL Van Kampen Global    AZL Van Kampen Growth
                                                          Franchise Fund         Real Estate Fund          and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  149         161          223          85          77           59
           Transfers between funds                           (51)        (36)        (312)         196        (76)           53
           Surrenders and terminations                       (39)         (5)         (12)         (1)        (97)         (11)
           Rescissions                                        (2)         (2)          (3)           -         (3)          (3)
           Bonus                                                3           5            5           3           3            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          60         123         (99)         283        (96)          101
                                                      --------------------------------------------------------------------------


                                                         AZL Van Kampen Mid        AZL Van Kampen         Davis VA Financial
                                                          Cap Growth Fund      Strategic Growth Fund          Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  125         103           26          24          36           57
           Transfers between funds                            758          32        (195)           6           9            5
           Surrenders and terminations                       (49)         (9)         (18)        (17)        (42)          (4)
           Rescissions                                        (4)         (6)            -           -         (2)         (11)
           Bonus                                                3           4            1           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         833         124        (186)          14           2           49
                                                      --------------------------------------------------------------------------


                                                        Davis VA Real Estate       Davis VA Value        Dreyfus IP Small Cap
                                                             Portfolio               Portfolio          Stock Index Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           2         110          112
           Transfers between funds                              -           -         (18)         (5)       (112)         (38)
           Surrenders and terminations                        (1)           -         (35)         (8)        (49)         (14)
           Rescissions                                          -           -            -           -         (3)          (3)
           Bonus                                                -           -            -           -           3            4
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (1)           -         (53)        (11)        (51)           60
                                                      --------------------------------------------------------------------------

                                       93

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        Dreyfus Stock Index       Franklin Global        Franklin Growth and
                                                                                  Communications
                                                               Fund               Securities Fund      Income Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   29          55           40          32          22           17
           Transfers between funds                           (38)           7          101           4        (26)            9
           Surrenders and terminations                      (116)        (30)         (81)        (80)       (133)        (138)
           Rescissions                                          -         (2)          (3)         (7)         (2)            -
           Bonus                                                1           2            2           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (124)          32           59        (49)       (138)        (111)
                                                      --------------------------------------------------------------------------


                                                        Franklin High Income      Franklin Income         Franklin Large Cap
                                                          Securities Fund         Securities Fund      Growth Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   55          45          139         130          14           36
           Transfers between funds                           (61)          77            3          30        (24)         (24)
           Surrenders and terminations                       (74)        (82)        (168)       (157)        (97)        (100)
           Rescissions                                        (1)           -          (1)        (15)           -            -
           Bonus                                                1           1            3           2           -            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (80)          41         (24)        (10)       (107)         (87)
                                                      --------------------------------------------------------------------------


                                                       Franklin Money Market    Franklin Real Estate       Franklin Rising
                                                                                                        Dividends Securities
                                                               Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            3          20           5           47
           Transfers between funds                            (6)         100         (24)         (9)        (31)         (24)
           Surrenders and terminations                       (63)        (81)         (40)        (31)       (111)        (144)
           Rescissions                                          -           -            -         (1)           -          (2)
           Bonus                                                -           -            -           1           -            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (69)          19         (61)        (20)       (137)        (121)
                                                      --------------------------------------------------------------------------

                                       94

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                         Franklin Small Cap      Franklin Small-Mid     Franklin Templeton VIP
                                                                               Cap Growth Securities       Founding Funds
                                                       Value Securities Fund           Fund                Allocation Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    2           3            3           8         119            -
           Transfers between funds                           (23)        (11)         (11)        (11)          33            -
           Surrenders and terminations                       (26)        (26)         (65)        (76)           -            -
           Rescissions                                        (1)           -            -           -           -            -
           Bonus                                                -           -            -           -           4            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (48)        (34)         (73)        (79)         156            -
                                                      --------------------------------------------------------------------------


                                                           Franklin U.S.        Franklin Zero Coupon         J.P. Morgan
                                                                                                            International
                                                          Government Fund            2010 Fund         Opportunities Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   21          32            3           5           -            -
           Transfers between funds                            (3)        (68)            3          21           -            -
           Surrenders and terminations                      (177)       (189)         (12)        (26)           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           1            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (159)       (224)          (6)           1           -            -
                                                      --------------------------------------------------------------------------

                                                           J.P. Morgan
                                                           U.S. Large             Jennison 20/20 Focus      Mutual Discovery
                                                       Cap Core Equity Portfolio       Portfolio             Securities Fund
                                                       --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            1           4         232           89
           Transfers between funds                              -           -            -         (2)        (67)           51
           Surrenders and terminations                          -           -         (13)         (3)       (107)         (47)
           Rescissions                                          -           -            -           -         (7)          (3)
           Bonus                                                -           -            -           -           5            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -         (12)         (1)          56           94
                                                      --------------------------------------------------------------------------

                                       95

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                           Mutual Shares           OpCap Mid Cap          Oppenheimer Global
                                                          Securities Fund            Portfolio           Securities Fund/VA
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  249         271           59          11           -            2
           Transfers between funds                           (14)          52            7           2        (31)          (6)
           Surrenders and terminations                      (180)       (124)          (1)           -        (30)          (6)
           Rescissions                                        (1)        (21)            -           -           -            -
           Bonus                                                6           6            1           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          60         185           66          13        (61)          (9)
                                                      --------------------------------------------------------------------------

                                                          Oppenheimer High        Oppenheimer Main       PIMCO VIT All Asset
                                                          Income Fund/VA          Street Fund/VA              Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           1            1           3          24           55
           Transfers between funds                           (25)        (83)         (20)        (33)         (4)        (123)
           Surrenders and terminations                       (12)        (14)         (60)        (22)        (31)          (8)
           Rescissions                                          -           -            -           -         (1)            -
           Bonus                                                -           -            -           -           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (37)        (96)         (79)        (52)        (11)         (75)
                                                      --------------------------------------------------------------------------


                                                             PIMCO VIT           PIMCO VIT Emerging     PIMCO VIT Global Bond
                                                        CommodityRealReturn
                                                        Strategy Portfolio    Markets Bond Portfolio    Portfolio (Unhedged)
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   51          82           36          26          31           18
           Transfers between funds                            (4)        (12)            5          26          30           19
           Surrenders and terminations                       (20)         (4)         (10)         (1)         (8)            -
           Rescissions                                          -         (1)          (1)           -           -            -
           Bonus                                                2           4            1           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          29          68           31          52          54           38
                                                      --------------------------------------------------------------------------

                                       96

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                         PIMCO VIT High         PIMCO VIT Real Return     PIMCO VIT StocksPLUS
                                                         Yield Portfolio            Portfolio        Growth and Income Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   25          28           77         126           -            -
           Transfers between funds                           (19)           -         (53)        (42)        (10)            2
           Surrenders and terminations                       (44)        (39)        (104)        (39)         (3)          (5)
           Rescissions                                          -           -          (1)         (1)           -            -
           Bonus                                                1           1            1           6           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (37)        (10)         (80)          50        (13)          (3)
                                                      --------------------------------------------------------------------------



                                                          PIMCO VIT Total         Seligman Global         Seligman Small-Cap
                                                         Return Portfolio      Technology Portfolio        Value Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   76         133            -           -           -            1
           Transfers between funds                             34          19            -           -        (11)          (3)
           Surrenders and terminations                      (145)        (64)            -           -        (11)          (4)
           Rescissions                                        (1)        (52)            -           -           -            -
           Bonus                                                3           2            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (33)          38            -           -        (22)          (6)
                                                      --------------------------------------------------------------------------

                                                       SP Strategic Partners      SP International         Templeton Asset
                                                           Focused Growth
                                                             Portfolio           Growth Portfolio           Strategy Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    1           -            1           -           -            -
           Transfers between funds                           (10)        (13)           23           1           -          (1)
           Surrenders and terminations                        (8)         (2)         (18)         (4)         (4)          (6)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (17)        (15)            6         (2)         (4)          (7)
                                                      --------------------------------------------------------------------------


                                       97

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        Templeton Developing     Templeton Foreign     Templeton Global Income
                                                         Markets Securities
                                                               Fund               Securities Fund          Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    7          69           17          37          22            -
           Transfers between funds                           (48)           4         (16)           8          15          (1)
           Surrenders and terminations                       (56)        (65)        (100)        (82)        (15)         (18)
           Rescissions                                          -        (11)            -         (1)           -            -
           Bonus                                                -           3            1           1           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (97)         (1)         (98)        (37)          23         (19)
                                                      --------------------------------------------------------------------------

                                                          Templeton Growth         Van Kampen LIT       Van Kampen LIT Growth
                                                          Securities Fund      Enterprise Portfolio     and Income Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  170         168            -           -           -            -
           Transfers between funds                           (48)          31            -           -           -            -
           Surrenders and terminations                      (101)       (117)            -           -           -            -
           Rescissions                                          -        (14)            -           -           -            -
           Bonus                                                4           3            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          25          70            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                           Van Kampen LIT               Total
                                                          Strategic Growth
                                                              Portfolio
                                                      -------------------------------------------------
                                                         2007        2007         2007        2006
                                                      -------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        7,195       7,641
           Transfers between funds                              -           -          485         253
           Surrenders and terminations                        (1)           -      (5,671)     (2,614)
           Rescissions                                          -           -        (155)       (403)
           Bonus                                                -           -          184         241
           Other transactions                                   -           -            -           -
                                                      -------------------------------------------------
                                                                              -------------------------
      Total Net Contract Transactions                         (1)           -        2,038       5,118
                                                      -------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AIM V.I. Capital Appreciation Fund
        2007                                        48  $8.37to $9.17       432       0.00%  1.40%to  1.49% 10.35%to   10.45%
        2006                                        57  $7.58to $8.30       469       0.00%  1.40%to  1.49% -1.09%to    4.73%
        2005                                       119  $7.24to $7.24       265       0.00%  1.49%to  1.49%  7.23%to    7.23%
        2004                                       159  $6.75to $6.75       343       0.00%  1.49%to  1.49%  5.04%to    5.04%
        2003                                       189  $6.43to $6.43       402       0.00%  1.49%to  1.49% 27.60%to   27.60%
     AIM V.I. Core Equity Fund
        2007                                         8 $11.57to$11.57        98       0.75%  1.40%to  1.49%  6.51%to    6.51%
        2006                                        12 $10.87to$10.87       136       2.00%  1.49%to  1.49%  8.22%to    8.22%
        2005                                        22  $6.83to $6.83       151       0.67%  1.49%to  1.49%  4.10%to    4.10%
        2004                                        23  $6.56to $6.56       150       0.70%  1.49%to  1.49%  4.20%to    4.20%
        2003                                        23  $6.30to $6.30       145       0.00%  1.49%to  1.49% 23.23%to   23.23%
     Alger American Growth Portfolio
        2007                                        28  $9.84to $9.91       279       0.29%  1.40%to  1.49% 18.16%to   18.27%
        2006                                        45  $8.32to $8.38       380       0.24%  1.40%to  1.49%  3.60%to    3.69%
        2005                                        59  $8.03to $8.08       473       0.21%  1.40%to  1.49% 10.38%to   10.48%
        2004                                        68  $7.28to $7.31       499       0.00%  1.40%to  1.49%  3.93%to    4.03%
        2003                                        80  $7.00to $7.03       563       0.00%  1.40%to  1.49% 33.16%to   33.28%
     Alger American Leveraged AllCap
     Portfolio
        2007                                        23 $11.97to$12.06       275       0.00%  1.40%to  1.49% 31.55%to   31.67%
        2006                                        29  $9.10to $9.16       269       0.00%  1.40%to  1.49% 17.50%to   17.61%
        2005                                        40  $7.75to $7.79       313       0.00%  1.40%to  1.49% 12.76%to   12.86%
        2004                                        53  $6.87to $6.90       368       0.00%  1.40%to  1.49%  6.58%to    6.68%
        2003                                        62  $6.45to $6.47       399       0.00%  1.40%to  1.49% 32.73%to   32.85%
     Alger American MidCap Growth Portfolio
        2007                                         5 $16.98to$16.98        85       0.00%  1.40%to  1.49% 29.60%to   29.60%
        2006                                         7 $13.11to$13.11        92       0.00%  1.49%to  1.49%  8.52%to    8.52%
        2005                                         8 $12.08to$12.08        94       0.00%  1.49%to  1.49%  8.20%to    8.20%
        2004                                         8 $11.16to$11.16        92       0.00%  1.49%to  1.49% 11.37%to   11.37%
        2003                                         9 $10.02to$10.02        87       0.00%  1.49%to  1.49% 45.61%to   45.61%


                                       99

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Alger American Small Capitalization
     Portfolio
        2007                                        -  $9.34to  $9.34         2      0.00%  1.40%to  1.49%  15.50%to   15.50%
        2006                                        -  $8.09to  $8.09         1      0.00%  1.49%to  1.49%  18.25%to   18.25%
        2005                                        -  $6.84to  $6.84         1      0.00%  1.49%to  1.49%  15.16%to   15.16%
        2004                                        -  $5.94to  $5.94         1      0.00%  1.49%to  1.49%  14.84%to   14.84%
        2003                                        -  $5.17to  $5.17         1      0.00%  1.49%to  1.49%  40.24%to   40.24%
     AZL AIM International Equity Fund
        2007                                      272 $18.37to $20.00     5,106      0.54%  1.25%to  3.05%  10.92%to   14.04%
        2006                                      402 $16.47to $17.47     6,720      0.24%  1.49%to  2.75%  23.61%to   25.17%
        2005                                      112 $13.33to $13.96     1,508      0.27%  1.49%to  2.75%  13.22%to   14.65%
        2004                                       62 $11.77to $12.18       731      0.00%  1.49%to  2.75%  18.80%to   20.31%
        2003                                        8 $10.02to $10.12        82      0.00%  1.49%to  2.10%  24.50%to   25.26%
     AZL Columbia Technology Fund
        2007                                      271  $9.21to $10.11     2,544      0.00%  1.25%to  3.05%  18.78%to   22.30%
        2006                                      166  $7.72to  $8.27     1,314      0.00%  1.40%to  2.75%  -0.22%to    1.14%
        2005                                       98  $7.73to  $8.18       779      0.00%  1.40%to  2.75%  -2.02%to   -0.69%
        2004                                       78  $7.89to  $8.24       631      0.00%  1.40%to  2.75%  -6.93%to   -5.66%
        2003                                       53  $8.60to  $8.73       456      0.00%  1.40%to  2.10%  39.01%to   39.98%
     AZL Davis NY Venture Fund
        2007                                      821 $12.47to $13.68    10,524      0.40%  1.25%to  3.05%   0.78%to    3.77%
        2006                                      994 $12.31to $13.20    12,450      0.30%  1.40%to  2.75%  10.83%to   12.33%
        2005                                      543 $11.11to $11.75     6,133      0.14%  1.40%to  2.75%   6.72%to    8.16%
        2004                                      260 $10.41to $10.86     2,767      0.27%  1.40%to  2.75%   7.55%to    9.02%
        2003                                       99  $9.82to  $9.97       980      0.84%  1.40%to  2.10%  26.74%to   27.63%
     AZL Dreyfus Founders Equity Growth
     Fund
        2007                                      446 $10.61to $11.63     4,877      0.06%  1.25%to  3.05%   5.24%to    8.36%
        2006                                      227 $10.03to $10.75     2,326      0.00%  1.40%to  2.75%   9.87%to   11.36%
        2005                                      155  $9.12to  $9.65     1,443      0.31%  1.40%to  2.75%   1.73%to    3.11%
        2004                                      112  $8.97to  $9.36     1,032      0.00%  1.40%to  2.75%   4.79%to    6.22%
        2003                                       75  $8.68to  $8.81       657      0.00%  1.40%to  2.10%  21.66%to   22.52%
     AZL Dreyfus Premier Small Cap Value
     Fund
        2007                                      199 $11.84to $12.42     2,383      0.28%  1.25%to  3.05% -11.20%to   -9.25%
        2006                                      205 $13.26to $13.72     2,739      0.10%  1.49%to  2.75%  10.33%to   11.73%
        2005                                      120 $12.02to $12.28     1,444      0.00%  1.49%to  2.75%   0.59%to    1.70%
        2004(3)                                      39 $11.95to $12.04       471      0.00%  1.65%to  2.75%  18.80%to   19.67%


                                      100

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL First Trust Target Double Play
     Fund
        2007?                                      39 $10.48to $10.62       412      0.00%  1.25%to  3.05%   3.74%to    5.50%
     AZL Franklin Small Cap Value Fund
        2007                                      322 $16.42to $17.61     5,370      0.54%  1.25%to  3.05%  -7.46%to   -5.14%
        2006                                      365 $17.65to $18.48     6,507      0.30%  1.49%to  2.75%  12.29%to   13.71%
        2005                                      242 $15.72to $16.25     3,831      0.59%  1.49%to  2.75%   4.14%to    5.45%
        2004                                      100 $15.09to $15.41     1,519      0.00%  1.49%to  2.75%  19.75%to   21.27%
        2003                                       21 $12.66to $12.71       262      0.88%  1.49%to  2.10%  26.59%to   27.10%
     AZL Fusion Balanced Fund
        2007                                      873 $11.69to $12.17    10,317      1.61%  1.25%to  3.05%   3.65%to    5.78%
        2006                                      488 $11.22to $11.46     5,492      0.31%  1.49%to  2.75%   6.53%to    7.87%
        2005(3)                                     157 $10.53to $10.61     1,658      0.00%  1.49%to  2.75%   5.36%to    6.25%
     AZL Fusion Growth Fund
        2007                                    1,990 $12.36to $12.86    24,767      0.51%  1.25%to  3.05%   2.34%to    4.43%
        2006                                    1,430 $12.01to $12.27    17,222      0.07%  1.49%to  2.75%   9.17%to   10.55%
        2005(3)                                     448 $11.00to $11.10     4,941      0.00%  1.49%to  2.75%  10.07%to   11.00%
     AZL Fusion Moderate Fund
        2007                                    1,748 $11.96to $12.45    21,158      1.04%  1.25%to  3.05%   3.10%to    5.21%
        2006                                    1,268 $11.54to $11.75    14,699      0.23%  1.49%to  2.75%   7.72%to    9.08%
        2005(3)                                     590 $10.71to $10.79     6,334      0.00%  1.49%to  2.75%   7.13%to    8.03%
     AZL Jennison 20/20 Focus Fund
        2007                                      257 $14.34to $14.93     3,716      0.19%  1.25%to  3.05%   7.15%to    9.35%
        2006                                      201 $13.32to $13.60     2,684      0.00%  1.49%to  2.75%   9.73%to   11.12%
        2005(3)                                      76 $12.14to $12.24       926      0.25%  1.49%to  2.75%  21.38%to   22.40%
     AZL Jennison Growth Fund
        2007                                      157 $12.65to $13.16     2,006      0.00%  1.25%to  3.05%   7.34%to    9.54%
        2006                                       98 $11.72to $11.97     1,156      0.00%  1.49%to  2.75%  -1.18%to    0.07%
        2005(3)                                      28 $11.86to $11.96       331      0.00%  1.49%to  2.75%  18.62%to   19.61%
     AZL Legg Mason Growth Fund
        2007                                      436 $12.37to $13.47     5,511      0.00%  1.25%to  3.05%  11.30%to   14.44%
        2006                                      157 $11.06to $11.73     1,755      0.00%  1.49%to  2.75%  -2.03%to   -0.79%
        2005                                       67 $11.28to $11.82       761      0.00%  1.49%to  2.75%   8.05%to    9.42%
        2004                                       29 $10.44to $10.80       306      0.00%  1.49%to  2.75%   5.14%to    6.47%
        2003                                        7 $10.04to $10.14        66      0.00%  1.49%to  2.10%  33.65%to   34.46%

                                      101

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL Legg Mason Value Fund
        2007                                      435 $10.73to $11.77     4,799      0.00%  1.25%to  3.05%  -9.22%to   -6.53%
        2006                                      487 $11.76to $12.61     5,846      0.00%  1.40%to  2.75%   3.82%to    5.23%
        2005                                      372 $11.33to $11.98     4,284      0.00%  1.40%to  2.75%   3.39%to    4.79%
        2004                                      123 $10.95to $11.43     1,367      0.42%  1.40%to  2.75%  12.02%to   13.55%
        2003                                       42  $9.92to $10.07       418      1.56%  1.40%to  2.10%  23.27%to   24.14%
     AZL LMP Large Cap Growth Fund
        2007                                      303 $10.76to $11.58     3,327      0.00%  1.25%to  3.05%   1.32%to    4.17%
        2006                                      334 $10.56to $11.20     3,584      0.00%  1.49%to  2.75%   1.41%to    2.69%
        2005                                      309 $10.42to $10.91     3,260      0.34%  1.49%to  2.75%   6.73%to    8.08%
        2004                                      162  $9.76to $10.10     1,604      0.00%  1.49%to  2.75%   1.53%to    2.83%
        2003                                       32  $9.72to  $9.82       313      0.00%  1.49%to  2.10%  21.80%to   22.55%
     AZL Money Market Fund
        2007                                    1,968  $9.73to $11.24    19,915      4.70%  1.25%to  3.05%   1.64%to    3.49%
        2006                                    1,683  $9.54to $10.70    16,635      4.41%  1.40%to  2.75%   1.62%to    2.99%
        2005                                    1,485  $9.39to $10.45    14,627      2.61%  1.40%to  2.75%  -0.20%to    1.15%
        2004                                      679  $9.41to $10.29     6,670      0.74%  1.40%to  2.75%  -2.06%to   -0.73%
        2003                                      491  $9.79to $10.37     4,897      0.32%  1.40%to  2.10%  -1.74%to   -1.05%
     AZL NACM International Fund
        2007?                                       9  $9.39to  $9.48        87      0.00%  1.25%to  3.05%  -6.43%to   -5.19%
     AZL Neuberger Berman Regency Fund
        2007                                       95 $10.09to $10.34       965      0.00%  1.25%to  3.05%   0.50%to    2.56%
        2006?                                      40  $9.99to $10.06       405      0.42%  1.49%to  2.75%  -0.12%to    0.72%
     AZL OCC Opportunity Fund
        2007                                      250 $15.44to $16.81     3,925      0.00%  1.25%to  3.05%   5.37%to    8.33%
        2006                                      396 $14.58to $15.46     5,832      0.00%  1.49%to  2.75%   8.66%to   10.03%
        2005                                      156 $13.42to $14.05     2,113      0.00%  1.49%to  2.75%   2.24%to    3.53%
        2004                                      117 $13.12to $13.57     1,548      0.00%  1.49%to  2.75%   4.83%to    6.17%
        2003                                       14 $12.66to $12.79       184      0.00%  1.49%to  2.10%  58.66%to   59.64%
     AZL OCC Value Fund
        2007                                      546 $13.66to $14.85     7,672      1.09%  1.25%to  3.05%  -8.81%to   -6.11%
        2006                                      390 $14.90to $15.98     5,949      0.87%  1.40%to  2.75%  16.86%to   18.44%
        2005                                      405 $12.75to $13.49     5,265      0.26%  1.40%to  2.75%  -0.11%to    1.24%
        2004                                      294 $12.77to $13.33     3,826      0.17%  1.40%to  2.75%  13.35%to   14.90%
        2003                                       88 $11.42to $11.60     1,010      0.89%  1.40%to  2.10%  42.19%to   43.19%

                                      102

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL Oppenheimer Global Fund
        2007                                      482 $14.50to $15.32     7,056      0.45%  1.25%to  3.05%   2.34%to    4.59%
        2006                                      452 $14.09to $14.58     6,398      0.06%  1.49%to  2.75%  13.15%to   14.58%
        2005                                      317 $12.46to $12.72     3,956      0.00%  1.49%to  2.75%   9.57%to   10.96%
        2004(2)                                     130 $11.37to $11.45     1,482      0.00%  1.65%to  2.75%  13.71%to   14.54%
     AZL Oppenheimer International Growth
     Fund
        2007                                      288 $18.87to $20.69     5,592      0.61%  1.25%to  3.05%   8.66%to   11.88%
        2006                                      190 $17.27to $18.52     3,349      0.00%  1.40%to  2.75%  25.49%to   27.20%
        2005                                      102 $13.76to $14.56     1,420      0.00%  1.40%to  2.75%  11.09%to   12.49%
        2004                                       30 $12.39to $12.89       378      0.65%  1.49%to  2.75%  11.37%to   12.79%
        2003                                        4 $11.33to $11.43        50      0.00%  1.49%to  1.90%  31.26%to   31.80%
     AZL Oppenheimer Main Street Fund
        2007                                      388 $12.31to $13.01     4,840      0.54%  1.25%to  3.05%   0.44%to    2.65%
        2006                                      420 $12.20to $12.61     5,154      0.56%  1.49%to  2.75%  11.49%to   12.90%
        2005                                      323 $10.94to $11.17     3,552      0.00%  1.49%to  2.75%   2.60%to    3.90%
        2004(2)                                     195 $10.66to $10.75     2,088      0.98%  1.49%to  2.75%   6.64%to    7.54%
     AZL PIMCO Fundamental IndexPLUS Total
     Return Fund
        2007                                       12 $11.39to $11.61       140      8.69%  1.25%to  3.05%   3.22%to    5.33%
        2006?                                      19 $10.98to $11.04       207     12.24%  1.49%to  2.75%   9.84%to   10.76%
     AZL S&P 500 Index Fund
        2007?                                      72  $9.79to  $9.90       704      4.97%  1.25%to  3.05%  -2.38%to   -1.03%
     AZL Schroder Emerging Markets Equity
     Fund CL 1
        2007?                                       2 $13.65to $13.65        23      0.00%  1.40%to  1.49%  20.98%to   21.05%
     AZL Schroder Emerging Markets Equity
     Fund CL 2
        2007                                    1,042 $13.15to $13.49    13,766      0.02%  1.25%to  3.05%  26.10%to   28.69%
        2006?                                     373 $10.38to $10.47     3,880      0.30%  1.49%to  2.75%   3.79%to    4.67%
     AZL Schroder International Small Cap
     Fund
        2007?                                      37  $9.16to  $9.25       341      0.00%  1.25%to  3.05%  -8.69%to   -7.48%
     AZL Small Cap Stock Index Fund
        2007?                                      50  $9.25to  $9.34       463      1.54%  1.25%to  3.05%  -7.84%to   -6.61%
     AZL TargetPLUS Balanced Fund
        2007?                                      36 $10.04to $10.13       366      6.06%  1.25%to  3.05%   0.04%to    1.37%

                                      103

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
AZL TargetPLUS Equity Fund
   2007?                                       155$10.38 to $10.54     1,613      1.03% 1.25% to  3.05%   3.01%to   4.77%
AZL TargetPLUS Growth Fund
   2007?                                        96 $9.86 to  $9.95       949      3.14% 1.25% to  3.05%  -1.81%to  -0.50%
AZL TargetPLUS Moderate Fund
   2007?                                        33$10.00 to $10.09       327      3.17% 1.25% to  3.05%  -0.42%to   0.90%
AZL Turner Quantitative Small Cap
Growth Fund
   2007                                         77$12.32 to $12.82       952      0.00% 1.25% to  3.05%   2.64%to   4.75%
   2006                                         69$11.94 to $12.19       824      0.00% 1.49% to  2.75%   8.30%to   9.67%
AZL Van Kampen Comstock Fund
   2007                                        712$11.32 to $12.51     8,290      1.29% 1.25% to  3.05%  -5.38%to  -2.42%
   2006                                        478$11.90 to $12.85     5,814      1.09% 1.40% to  2.75%  12.63%to  14.16%
   2005                                        388$10.57 to $11.25     4,185      0.43% 1.40% to  2.75%   1.11%to   2.48%
   2004                                        248$10.45 to $10.98     2,647      0.44% 1.40% to  2.75%  13.93%to  15.48%
   2003                                         66 $9.33 to  $9.51       620      1.10% 1.40% to  2.10%  27.82%to  28.72%
AZL Van Kampen Equity and Income Fund
   2007                                        143$12.21 to $12.90     1,776      1.45% 1.25% to  3.05%  -0.27%to   1.92%
   2006                                        137$12.18 to $12.60     1,689      1.02% 1.49% to  2.75%   9.48%to  10.86%
   2005                                        105$11.13 to $11.33     1,170      0.00% 1.65% to  2.75%   3.86%to   5.18%
   2004(2)                                        26$10.71 to $10.77       274      0.91% 1.90% to  2.75%   7.15%to   7.75%
AZL Van Kampen Global Franchise Fund
   2007                                        378$18.18 to $19.50     6,967      0.00% 1.25% to  3.05%   6.27%to   8.93%
   2006                                        318$17.01 to $17.82     5,452      1.59% 1.49% to  2.75%  17.97%to  19.47%
   2005                                        196$14.42 to $14.92     2,844      0.00% 1.49% to  2.75%   8.62%to  10.00%
   2004                                         58$13.28 to $13.56       772      0.00% 1.49% to  2.75%   9.15%to  10.54%
   2003                                          5$12.22 to $12.27        58      0.00% 1.49% to  2.10%  22.17%to  22.67%
AZL Van Kampen Global Real Estate Fund
   2007                                        185$10.61 to $10.88     1,977      0.39% 1.25% to  3.05% -11.63%to  -9.82%
   2006?                                       283$11.94 to $12.04     3,388      2.72% 1.49% to  2.75%  19.46%to  20.46%
AZL Van Kampen Growth and Income Fund
   2007                                        328$13.06 to $14.29     4,422      1.07% 1.25% to  3.05%  -0.68%to   2.43%
   2006                                        424$13.08 to $14.12     5,701      0.83% 1.40% to  2.75%  12.76%to  14.29%
   2005                                        324$11.60 to $12.35     3,839      0.38% 1.40% to  2.75%   6.28%to   7.72%
   2004                                        187$10.91 to $11.47     2,091      0.36% 1.40% to  2.75%  10.72%to  12.23%
   2003                                         93$10.03 to $10.22       944      1.15% 1.40% to  2.10%  24.81%to  25.69%

                                      104

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL Van Kampen Mid Cap Growth Fund
        2007                                    1,158 $14.80to $16.36    17,475      0.01%  1.25%to  3.05%  18.24%to   21.93%
        2006                                      325 $12.45to $13.44     4,145      0.00%  1.40%to  2.75%   6.25%to    7.69%
        2005                                      201 $11.72to $12.48     2,404      0.00%  1.40%to  2.75%  14.36%to   15.91%
        2004                                      117 $10.25to $10.77     1,225      0.00%  1.40%to  2.75%  17.94%to   19.54%
        2003                                       27  $8.84to  $9.01       240      0.00%  1.40%to  2.10%  25.76%to   26.65%
     Davis VA Financial Portfolio
        2007                                      161 $11.33to $16.00     1,895      0.97%  1.25%to  3.05%  -8.88%to   -7.22%
        2006                                      158 $12.39to $16.98     2,030      0.75%  1.49%to  2.75%  15.30%to   16.76%
        2005                                      111 $10.75to $14.55     1,237      0.65%  1.49%to  2.75%   5.45%to    6.78%
        2004                                       65 $10.19to $13.62       705      0.43%  1.49%to  2.75%   7.32%to    8.68%
        2003                                       22  $9.68to $12.53       232      0.92%  1.49%to  2.10%  29.41%to   30.20%
     Davis VA Real Estate Portfolio
        2007                                        -  $0.00to  $0.00         -      0.00%  1.40%to  1.49% -16.74%to  -16.74%
        2006                                        1 $35.48to $35.48        37      3.08%  1.49%to  1.49%  32.39%to   32.39%
        2005                                        1 $26.80to $26.80        28      3.88%  1.49%to  1.49%  11.46%to   11.46%
        2004                                        1 $24.04to $24.04        25      4.28%  1.49%to  1.49%  31.35%to   31.35%
        2003                                        1 $18.30to $18.30        22      5.30%  1.49%to  1.49%  34.77%to   34.77%
     Davis VA Value Portfolio
        2007                                       55 $11.93to $14.16       719      0.70%  1.40%to  2.75%   1.78%to    3.08%
        2006                                      108 $11.72to $13.73     1,348      0.77%  1.49%to  2.75%  11.89%to   13.30%
        2005                                      120 $10.48to $12.12     1,330      0.96%  1.49%to  2.75%   6.48%to    7.83%
        2004                                      138  $9.84to $11.24     1,434      0.86%  1.49%to  2.75%   9.28%to   10.66%
        2003                                      112  $9.18to $10.16     1,069      1.38%  1.49%to  2.10%  27.06%to   27.84%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2007                                      251 $13.44to $14.63     3,453      0.53%  1.25%to  2.75%  -3.36%to   -1.90%
        2006                                      302 $13.91to $14.75     4,279      0.36%  1.49%to  2.75%  11.32%to   12.72%
        2005                                      243 $12.49to $13.09     3,072      0.00%  1.49%to  2.75%   4.33%to    5.65%
        2004                                      165 $11.98to $12.39     2,003      0.71%  1.49%to  2.75%  18.57%to   20.08%
        2003                                       31 $10.21to $10.31       322      1.19%  1.49%to  2.10%  34.92%to   35.74%

                                      105

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***

     Dreyfus Stock Index Fund
        2007                                      403 $12.58to $13.77     5,258      1.47%  1.25%to  2.75%   2.13%to    3.78%
        2006                                      528 $12.31to $13.27     6,692      1.47%  1.40%to  2.75%  12.09%to   13.90%
        2005                                      497 $10.99to $11.65     5,609      1.39%  1.40%to  2.75%   1.61%to    3.24%
        2004                                      489 $10.81to $11.29     5,409      1.79%  1.40%to  2.75%   7.35%to    9.10%
        2003                                      247 $10.18to $10.35     2,537      1.46%  1.40%to  2.10%  25.39%to   26.58%
     Franklin Global Communications
     Securities Fund
        2007                                      615 $24.33to $32.04    18,502      0.00%  1.25%to  3.05%  20.23%to   28.74%
        2006                                      557 $20.13to $26.08    14,260      0.34%  1.40%to  2.75%  21.19%to   22.96%
        2005                                      606 $16.61to $21.21    12,775      2.75%  1.40%to  2.75%  12.66%to   14.51%
        2004                                      699 $14.75to $18.52    12,935      1.02%  1.40%to  2.75%  11.07%to   13.06%
        2003                                      773 $14.62to $16.38    12,649      0.92%  1.40%to  2.10%  37.52%to   38.51%
     Franklin Growth and Income Securities
     Fund
        2007                                      809 $28.40to $37.40    29,733      2.39%  1.25%to  2.75%  -6.33%to   -4.81%
        2006                                      948 $30.32to $39.29    36,601      2.57%  1.40%to  2.75%  13.60%to   15.43%
        2005                                    1,059 $26.70to $34.04    35,744      2.72%  1.40%to  2.75%   0.71%to    2.27%
        2004                                    1,184 $26.51to $33.29    39,356      2.60%  1.40%to  2.75%   7.61%to    9.36%
        2003                                    1,332 $27.12to $30.44    40,473      3.23%  1.40%to  2.10%  23.08%to   24.31%
     Franklin High Income Securities Fund
        2007                                      398 $19.70to $26.12     9,555      6.97%  1.25%to  3.05%  -0.60%to    6.44%
        2006                                      478 $19.72to $25.54    11,308      6.14%  1.40%to  2.75%   6.41%to    7.96%
        2005                                      436 $18.53to $23.66     9,773      6.30%  1.40%to  2.75%   0.52%to    2.29%
        2004                                      582 $18.44to $23.13    12,925      5.49%  1.40%to  2.75%   6.89%to    8.50%
        2003                                      505 $18.99to $21.32    10,611      8.91%  1.40%to  2.10%  28.45%to   29.67%
     Franklin Income Securities Fund
        2007                                      983 $37.63to $49.89    45,280      3.56%  1.25%to  3.05%   0.40%to    7.51%
        2006                                    1,008 $37.29to $48.33    45,754      3.63%  1.40%to  2.75%  15.04%to   16.83%
        2005                                    1,019 $32.41to $41.37    40,583      3.53%  1.40%to  2.75%  -1.14%to    0.42%
        2004                                      978 $32.79to $41.20    39,699      3.19%  1.40%to  2.75%  10.76%to   12.54%
        2003                                      935 $32.59to $36.61    34,141      5.24%  1.40%to  2.10%  28.98%to   30.26%

                                      106

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Franklin Large Cap Growth Securities
     Fund
        2007                                      469 $18.01to $21.58     9,665      0.87%  1.25%to  2.75%   3.33%to    5.04%
        2006                                      576 $17.43to $20.54    11,306      0.86%  1.40%to  2.75%   7.90%to    9.63%
        2005                                      662 $16.15to $18.74    12,037      0.68%  1.40%to  2.75%  -1.68%to   -0.10%
        2004                                      655 $16.43to $18.76    12,084      0.54%  1.40%to  2.75%   5.00%to    6.72%
        2003                                      644 $16.45to $17.58    11,290      0.73%  1.40%to  2.10%  24.31%to   25.37%
     Franklin Money Market Fund
        2007                                      322 $16.51to $16.79     5,420      4.45%  1.40%to  1.49%   2.97%to    3.06%
        2006                                      390 $16.03to $16.29     6,374      4.32%  1.40%to  1.49%   2.84%to    2.93%
        2005                                      372 $15.59to $15.83     5,890      2.50%  1.40%to  1.49%   1.04%to    1.13%
        2004                                      423 $15.43to $15.65     6,624      0.72%  1.40%to  1.49%  -0.76%to   -0.67%
        2003                                      501 $15.55to $15.76     7,899      0.53%  1.40%to  1.49%  -0.96%to   -0.87%
     Franklin Real Estate Fund
        2007                                      203 $41.56to $54.76    10,219      2.44%  1.25%to  2.75% -23.02%to  -21.76%
        2006                                      265 $53.99to $69.99    17,030      2.11%  1.40%to  2.75%  17.32%to   19.20%
        2005                                      284 $46.01to $58.72    15,645      1.49%  1.40%to  2.75%  10.40%to   12.16%
        2004                                      275 $41.68to $52.35    14,022      1.96%  1.40%to  2.75%  28.22%to   30.34%
        2003                                      238 $35.78to $40.16     9,513      2.58%  1.40%to  2.10%  32.93%to   34.19%
     Franklin Rising Dividends Securities
     Fund
        2007                                      855 $29.92to $37.84    30,953      2.47%  1.25%to  2.75%  -5.34%to   -3.78%
        2006                                      992 $31.61to $39.32    37,380      1.20%  1.40%to  2.75%  13.95%to   15.80%
        2005                                    1,114 $27.74to $33.96    36,591      0.98%  1.40%to  2.75%   0.63%to    2.24%
        2004                                    1,119 $27.56to $33.21    36,526      0.71%  1.40%to  2.75%   7.98%to    9.70%
        2003                                    1,058 $27.59to $30.28    31,911      0.97%  1.40%to  2.10%  22.00%to   23.14%
     Franklin Smaller Cap Value Securities
     Fund
        2007                                      181 $15.87to $18.50     3,114      0.76%  1.40%to  2.75%  -5.04%to   -3.50%
        2006                                      228 $16.71to $19.17     4,125      0.74%  1.40%to  2.75%  13.82%to   15.68%
        2005                                      263 $14.68to $16.57     4,147      0.87%  1.40%to  2.75%   5.82%to    7.48%
        2004                                      247 $13.87to $15.42     3,695      0.27%  1.40%to  2.75%  20.38%to   22.36%
        2003                                      149 $11.96to $12.60     1,865      0.28%  1.40%to  2.10%  29.38%to   30.63%


                                      107

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Franklin Small-Mid Cap Growth
     Securities Fund
        2007                                      292 $21.49to $25.81     7,335      0.00%  1.25%to  2.75%   8.21%to    9.95%
        2006                                      365 $19.86to $23.47     8,316      0.00%  1.40%to  2.75%   5.75%to    7.44%
        2005                                      444 $18.78to $21.84     9,508      0.00%  1.40%to  2.75%   1.95%to    3.63%
        2004                                      473 $18.42to $21.08     9,938      0.00%  1.40%to  2.75%   8.44%to   10.15%
        2003                                      507 $17.91to $19.14     9,680      0.00%  1.40%to  2.10%  34.39%to   35.69%
     Franklin Templeton VIP Founding Funds
     Allocation Fund
        2007                                      156  $9.18to  $9.25     1,434      0.00%  1.25%to  3.05%  -8.36%to   -7.47%
     Franklin U.S. Government Fund
        2007                                      898 $20.29to $26.96    22,936      4.79%  1.25%to  3.05%   3.16%to   10.40%
        2006                                    1,058 $19.56to $25.37    25,641      4.47%  1.40%to  2.75%   1.20%to    2.86%
        2005                                    1,282 $19.33to $24.67    30,472      4.28%  1.40%to  2.75%  -0.37%to    1.22%
        2004                                    1,304 $19.40to $24.37    30,923      5.07%  1.40%to  2.75%   0.66%to    2.27%
        2003                                    1,348 $21.22to $23.83    31,969      5.16%  1.40%to  2.10%   0.09%to    1.01%
     Franklin Zero Coupon 2010 Fund
        2007                                      124 $31.02to $39.98     4,581      4.95%  1.25%to  3.05%   5.11%to   12.43%
        2006                                      132 $29.36to $37.33     4,577      4.23%  1.40%to  2.75%  -0.07%to    1.29%
        2005                                      131 $29.38to $36.85     4,593      3.94%  1.40%to  2.75%  -1.21%to    0.13%
        2004                                      126 $29.74to $36.80     4,542      4.75%  1.40%to  2.75%   1.87%to    3.26%
        2003                                      131 $32.14to $35.64     4,627      3.70%  1.40%to  2.10%   1.44%to    2.15%
     J.P. Morgan International
     Opportunities Portfolio
        2007                                        1 $12.17to $12.17        12      0.00%  1.40%to  1.49%   7.71%to    7.71%
        2006                                        1 $11.30to $11.30        12      0.00%  1.49%to  1.49%  20.24%to   20.24%
        2005                                        1  $9.40to  $9.40        10      0.00%  1.49%to  1.49%   9.06%to    9.06%
        2004                                        1  $8.62to  $8.62         9      0.00%  1.49%to  1.49%  16.61%to   16.61%
        2003                                        1  $7.39to  $7.39         8      0.00%  1.49%to  1.49%  30.48%to   30.48%
     J.P. Morgan U.S. Large Cap Core Equity Portfolio
        2007                                        2  $9.35to  $9.35        15      0.00%  1.40%to  1.49%   0.15%to    0.15%
        2006                                        2  $9.33to  $9.33        15      0.00%  1.49%to  1.49%  14.85%to   14.85%
        2005                                        2  $8.13to  $8.13        13      0.00%  1.49%to  1.49%  -0.14%to   -0.14%
        2004                                        2  $8.14to  $8.14        13      0.00%  1.49%to  1.49%   7.86%to    7.86%
        2003                                        2  $7.54to  $7.54        12      0.00%  1.49%to  1.49%  26.24%to   26.24%
                                      108

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Jennison 20/20 Focus Portfolio
        2007                                       94 $15.95to $17.13     1,539      0.12%  1.25%to  2.75%   7.12%to    8.74%
        2006                                      107 $14.89to $15.80     1,624      0.00%  1.49%to  2.75%  10.54%to   11.93%
        2005                                      107 $13.47to $14.11     1,473      0.00%  1.49%to  2.75%  17.98%to   19.47%
        2004                                       85 $11.42to $11.81       984      0.00%  1.49%to  2.75%  12.24%to   13.67%
        2003                                       31 $10.29to $10.39       318      0.00%  1.49%to  2.10%  26.12%to   26.89%
     Mutual Discovery Securities Fund
        2007                                      732 $25.68to $30.42    20,783      1.57%  1.25%to  3.05%   8.23%to   13.23%
        2006                                      676 $23.61to $27.51    17,577      1.12%  1.40%to  2.75%  19.73%to   21.61%
        2005                                      582 $19.72to $22.62    12,660      1.33%  1.40%to  2.75%  12.83%to   14.66%
        2004                                      512 $17.47to $19.73     9,929      1.13%  1.40%to  2.75%  14.98%to   16.90%
        2003                                      460 $15.92to $16.88     7,736      1.83%  1.40%to  2.10%  26.31%to   27.40%
     Mutual Shares Securities Fund
        2007                                    1,224 $20.79to $24.65    27,956      1.55%  1.25%to  3.05%   0.13%to    4.75%
        2006                                    1,165 $20.65to $24.10    26,308      1.37%  1.40%to  2.75%  15.18%to   17.02%
        2005                                      980 $17.93to $20.60    19,434      0.97%  1.40%to  2.75%   7.56%to    9.29%
        2004                                      879 $16.67to $18.85    16,326      0.88%  1.40%to  2.75%   9.57%to   11.31%
        2003                                      889 $15.94to $16.93    14,987      1.17%  1.40%to  2.10%  22.55%to   23.74%
     OpCap Mid Cap Portfolio
        2007                                       79 $10.35to $10.61       818      0.22%  1.25%to  3.05%   3.99%to    5.89%
        2006?                                      13  $9.92to $10.00       130      0.00%  1.49%to  2.75%  -1.24%to   -0.41%
     Oppenheimer Global Securities Fund/VA
        2007                                      150 $13.78to $15.60     2,160      1.49%  1.40%to  2.75%   3.42%to    4.74%
        2006                                      210 $13.32to $14.89     2,918      1.02%  1.49%to  2.75%  14.51%to   15.96%
        2005                                      220 $11.63to $12.84     2,651      1.05%  1.49%to  2.75%  11.21%to   12.62%
        2004                                      232 $10.46to $11.40     2,504      0.90%  1.49%to  2.75%  15.92%to   17.40%
        2003                                       92  $9.20to  $9.71       869      0.52%  1.49%to  2.10%  40.05%to   40.90%
     Oppenheimer High Income Fund/VA
        2007                                       53 $11.71to $12.90       663      8.16%  1.25%to  2.75%  -2.83%to   -1.35%
        2006                                       90 $12.05to $13.11     1,141      7.80%  1.49%to  2.75%   6.46%to    7.81%
        2005                                      188 $11.32to $12.16     2,210      7.61%  1.49%to  2.75%  -0.45%to    0.80%
        2004                                      246 $11.37to $12.06     2,898      8.74%  1.49%to  2.75%   6.00%to    7.35%
        2003                                      171 $10.94to $11.23     1,886      3.62%  1.49%to  2.10%  21.38%to   22.12%

                                      109

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Oppenheimer Main Street Fund/VA
        2007                                      213 $10.48to $11.31     2,309      1.07%  1.40%to  2.75%   1.58%to    2.87%
        2006                                      291 $10.31to $11.01     3,095      1.16%  1.49%to  2.75%  11.91%to   13.33%
        2005                                      344  $9.22to  $9.73     3,248      1.35%  1.49%to  2.75%   3.11%to    4.41%
        2004                                      365  $8.94to  $9.34     3,330      0.68%  1.49%to  2.75%   6.48%to    7.84%
        2003                                      146  $8.32to  $8.61     1,240      0.74%  1.49%to  2.10%  24.08%to   24.84%
     PIMCO VIT All Asset Portfolio
        2007                                      166 $12.83to $13.67     2,193      7.39%  1.25%to  3.05%   5.06%to    6.97%
        2006                                      176 $12.39to $12.81     2,200      5.13%  1.49%to  2.75%   1.83%to    3.12%
        2005                                      250 $12.17to $12.42     3,060      5.55%  1.49%to  2.75%   3.35%to    4.66%
        2004(2)                                      57 $11.77to $11.87       668      5.90%  1.49%to  2.75%  10.24%to   11.16%
     PIMCO VIT CommodityRealReturn
     Strategy Portfolio
        2007                                      172 $12.36to $12.87     2,146      4.84%  1.25%to  3.05%  19.52%to   21.70%
        2006                                      143 $10.31to $10.53     1,479      4.70%  1.49%to  2.75%  -5.72%to   -4.53%
        2005(3)                                      75 $10.94to $11.03       823      3.40%  1.49%to  2.75%   9.20%to   10.11%
     PIMCO VIT Emerging Markets Bond
     Portfolio
        2007                                      103 $11.85to $12.34     1,235      5.76%  1.25%to  3.05%   2.63%to    4.50%
        2006                                       70 $11.51to $11.76       816      5.25%  1.49%to  2.75%   6.32%to    7.66%
        2005(3)                                      18 $10.83to $10.92       198      3.24%  1.49%to  2.75%   8.22%to    9.12%
     PIMCO VIT Global Bond Portfolio
     (Unhedged)
        2007                                       99 $10.07to $10.48     1,005      3.39%  1.25%to  3.05%   6.43%to    8.38%
        2006                                       44  $9.43to  $9.61       420      3.46%  1.49%to  2.75%   1.82%to    3.11%
        2005(3)                                       7  $9.26to  $9.33        63      0.00%  1.65%to  2.75%  -7.27%to   -6.49%
     PIMCO VIT High Yield Portfolio
        2007                                      239 $12.85to $14.14     3,190      7.00%  1.25%to  3.05%   0.39%to    2.22%
        2006                                      276 $12.76to $13.86     3,630      6.93%  1.40%to  2.75%   6.15%to    7.59%
        2005                                      286 $12.02to $12.88     3,518      6.58%  1.40%to  2.75%   1.31%to    2.68%
        2004                                      226 $11.86to $12.54     2,750      6.54%  1.40%to  2.75%   6.58%to    8.04%
        2003                                       98 $11.27to $11.61     1,111      7.21%  1.40%to  2.10%  20.35%to   21.20%

                                      110

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
PIMCO VIT Real Return Portfolio
   2007                                       540$11.57 to $12.30    6,396       4.70% 1.25% to  3.05%  7.33% to   9.29%
   2006                                       621$10.75 to $11.26    6,778       4.26% 1.49% to  2.75% -2.01% to  -0.77%
   2005                                       570$10.97 to $11.34    6,319       2.84% 1.49% to  2.75% -0.66% to   0.59%
   2004                                       382$11.02 to $11.28    4,257       1.09% 1.49% to  2.75%  5.96% to   7.30%
   2003(1)                                       58$10.47 to $10.51      607       0.72% 1.49% to  2.10%  4.30% to   4.73%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2007                                        17$10.72 to $11.57      193       7.18% 1.25% to  2.75%  3.94% to   5.52%
   2006                                        30$10.30 to $10.98      323       4.95% 1.40% to  2.75% 11.79% to  13.31%
   2005                                        33 $9.20 to  $9.69      316       2.43% 1.40% to  2.60%  0.84% to   2.05%
   2004                                        38 $9.10 to  $9.50      357       1.66% 1.40% to  2.60%  7.96% to   9.27%
   2003                                        45 $8.33 to  $8.69      385       2.57% 1.40% to  2.10% 27.67% to  28.57%
PIMCO VIT Total Return Portfolio
   2007                                       682$12.44 to $14.75    9,028       4.82% 1.25% to  3.05%  5.48% to   7.40%
   2006                                       716$11.76 to $13.52    8,883       4.44% 1.40% to  2.75%  1.04% to   2.41%
   2005                                       678$11.64 to $13.21    8,292       3.44% 1.40% to  2.75% -0.32% to   1.03%
   2004                                       588$11.67 to $13.09    7,202       1.89% 1.40% to  2.75%  2.04% to   3.43%
   2003                                       413$11.66 to $12.67    4,965       2.80% 1.40% to  2.10%  2.86% to   3.58%
Seligman Global Technology Portfolio
   2007                                         1 $7.68 to  $7.68        8       0.00% 1.40% to  1.49% 13.73% to  13.73%
   2006                                         1 $6.75 to  $6.75        9       0.00% 1.49% to  1.49% 16.18% to  16.18%
   2005                                         1 $5.81 to  $5.81        8       0.00% 1.49% to  1.49%  6.54% to   6.54%
   2004                                         1 $5.45 to  $5.45        7       0.00% 1.49% to  1.49%  2.44% to   2.44%
   2003                                         1 $5.32 to  $5.32        7       0.00% 1.49% to  1.49% 34.10% to  34.10%
Seligman Small-Cap Value Portfolio
   2007                                        79$18.64 to $28.05    1,579       0.00% 1.40% to  2.75%  1.30% to   2.59%
   2006                                       100$18.40 to $27.35    1,964       0.00% 1.49% to  2.75% 17.97% to  19.46%
   2005                                       106$15.60 to $22.89    1,746      10.45% 1.49% to  2.75% -6.58% to  -5.39%
   2004                                       113$16.69 to $24.20    1,993       0.00% 1.49% to  2.75% 16.69% to  18.17%
   2003                                        56$14.58 to $20.48      872       0.00% 1.49% to  2.10% 46.83% to  47.72%



                                      111

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     SP Strategic Partners Focused Growth
     Portfolio
        2007                                       48  $7.38to  $8.12       370      0.00%  1.25%to  2.75%  11.55%to   13.24%
        2006                                       65  $6.62to  $7.18       448      0.00%  1.40%to  2.75%  -3.78%to   -2.48%
        2005                                       80  $6.88to  $7.36       563      0.00%  1.40%to  2.75%  11.72%to   13.23%
        2004                                       49  $6.16to  $6.50       311      0.00%  1.40%to  2.75%   6.91%to    8.37%
        2003                                       28  $5.87to  $6.00       165      0.00%  1.40%to  2.10%  22.84%to   23.71%
     SP International Growth Portfolio
        2007                                       55  $9.26to $10.19       529      0.43%  1.25%to  2.75%  15.88%to   17.64%
        2006                                       49  $7.99to  $8.67       408      1.54%  1.40%to  2.75%  16.92%to   18.51%
        2005                                       52  $6.84to  $7.32       367      0.29%  1.40%to  2.75%  12.66%to   14.19%
        2004                                       54  $6.07to  $6.41       340      0.00%  1.40%to  2.75%  12.96%to   14.50%
        2003                                       23  $5.48to  $5.60       128      0.00%  1.40%to  2.10%  36.25%to   37.21%
     Templeton Asset Strategy Fund
        2007                                       33 $23.23to $23.49       781     16.91%  1.40%to  1.49%   8.38%to    8.78%
        2006                                       38 $21.37to $21.60       819      7.26%  1.40%to  1.49%  19.32%to   19.71%
        2005                                       45 $17.87to $18.04       816      3.97%  1.40%to  1.49%   2.32%to    2.41%
        2004                                       49 $17.46to $17.62       870      2.94%  1.40%to  1.49%  14.00%to   14.32%
        2003                                       56 $15.29to $15.41       855      2.85%  1.40%to  1.49%  30.00%to   30.47%
     Templeton Developing Markets
     Securities Fund
        2007                                      383 $23.43to $28.71     9,888      2.44%  1.25%to  2.75%  25.27%to   27.28%
        2006                                      480 $18.71to $22.56     9,775      1.17%  1.40%to  2.75%  24.62%to   26.65%
        2005                                      479 $15.01to $17.81     7,914      1.28%  1.40%to  2.75%  23.98%to   25.99%
        2004                                      353 $12.11to $14.14     4,770      1.82%  1.40%to  2.75%  21.32%to   23.09%
        2003                                      283 $10.64to $11.48     3,231      1.29%  1.40%to  2.10%  49.81%to   51.60%
     Templeton Foreign Securities Fund
        2007                                      678 $25.97to $33.00    21,594      2.14%  1.25%to  2.75%  12.31%to   14.17%
        2006                                      777 $23.12to $28.90    21,679      1.38%  1.40%to  2.75%  18.16%to   20.01%
        2005                                      814 $19.57to $24.08    19,137      1.29%  1.40%to  2.75%   7.19%to    8.94%
        2004                                      885 $18.26to $22.11    19,411      1.16%  1.40%to  2.75%  15.30%to   17.22%
        2003                                      937 $17.11to $18.86    17,644      1.88%  1.40%to  2.10%  29.46%to   30.71%

                                      112

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Templeton Global Income Securities
     Fund
        2007                                      140 $25.30to $33.35     4,446      2.76%  1.25%to  3.05%   7.48%to   15.16%
        2006                                      115 $29.91to $30.40     3,501      3.17%  1.40%to  1.49%  11.11%to   11.57%
        2005                                      133 $26.83to $27.24     3,626      6.34%  1.40%to  1.49%  -4.51%to   -4.26%
        2004                                      145 $28.05to $28.46     4,136     11.01%  1.40%to  1.49%  13.04%to   13.49%
        2003                                      165 $24.74to $25.07     4,126      7.83%  1.40%to  1.49%  20.90%to   21.01%
     Templeton Growth Securities Fund
        2007                                      812 $24.54to $30.17    22,689      1.44%  1.25%to  3.05%  -0.96%to    4.43%
        2006                                      787 $24.64to $29.84    21,966      1.40%  1.40%to  2.75%  18.51%to   20.51%
        2005                                      717 $20.80to $24.76    17,119      1.19%  1.40%to  2.75%   5.92%to    7.55%
        2004                                      761 $19.63to $23.02    17,190      1.25%  1.40%to  2.75%  12.87%to   14.63%
        2003                                      727 $18.54to $20.08    14,581      1.67%  1.40%to  2.10%  29.39%to   30.78%
     Van Kampen LIT Growth and Income
     Portfolio
        2007                                        1 $16.81to $16.81        15      0.00%  1.40%to  1.49%   1.27%to    1.27%
        2006                                        1 $16.60to $16.60        15      0.00%  1.49%to  1.49%  14.52%to   14.52%
        2005                                        1 $14.49to $14.49        13      0.00%  1.49%to  1.49%   8.36%to    8.36%
        2004                                        1 $13.37to $13.37        12      0.00%  1.49%to  1.49%  12.68%to   12.68%
        2003                                        1 $11.87to $11.87        10      0.00%  1.49%to  1.49%  26.14%to   26.14%
     Van Kampen LIT Strategic Growth
     Portfolio
        2007                                        1  $8.84to  $8.84         5      0.00%  1.40%to  1.49%  14.91%to   15.01%
        2006                                        1  $7.69to  $7.73         9      0.00%  1.40%to  1.49%   1.11%to    1.20%
        2005                                        2  $7.61to  $7.64        12      0.00%  1.40%to  1.49%   6.05%to    6.15%
        2004                                        2  $7.18to  $7.20        14      0.00%  1.40%to  1.49%   5.19%to    5.29%
        2003                                        2  $6.82to  $6.84        16      0.00%  1.40%to  1.49%  25.16%to   25.27%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1. Period from May 1, 2003 (fund commencement) to December 31, 2003
2. Period from May 3, 2004 (fund commencement) to December 31, 2004
3. Period from May 2, 2005 (fund commencement) to December 31, 2005
4. Period from May 2, 2006 (fund commencement) to December 31, 2006
5. Period from May 1, 2007 (fund commencement) to December 31, 2007


                                      114




                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements
                           and Supplemental Schedules

                           December 31, 2007 and 2006


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of New York:

We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (the Company) as of December 31, 2007 and 2006, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

Minneapolis, Minnesota
April 16, 2008

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2007 and 2006
                        (In thousands, except share data)



                                      Assets                                     2007              2006
------------------------------------------------------------------------------------------------------------
Investments:
      Fixed-maturity securities, at fair value
           (amortized cost of $278,599 and $279,334, respectively)         $      288,549    $      282,932
      Short-term securities                                                         1,218             8,315
      Policy loans                                                                     96                68
------------------------------------------------------------------------------------------------------------
                Total investments                                                 289,863           291,315

Cash                                                                                1,921             3,970
Accrued investment income                                                           3,766             3,761
Income tax receivable from affiliates                                               1,333                 -
Receivables, non-affiliated (net of allowance for uncollectible
      accounts of $0 in 2007 and 2006)                                              2,465             2,010
Receivable from parent and affiliates                                              10,568                 -
Reinsurance recoverable:
      Recoverable on policyholder liabilities                                       4,448            13,726
      Receivable on policyholder liabilities                                           27                55
Deferred acquisition costs                                                         38,741            32,170
Deferred sales inducements                                                         10,992             9,763
Other assets                                                                          372               136
------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                      364,496           356,906

Separate account assets                                                           572,186           547,993
------------------------------------------------------------------------------------------------------------
                Total assets                                               $      936,682    $      904,899
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.    2


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2007 and 2006
                        (In thousands, except share data)



           Liabilities and Stockholder's Equity                                   2007                2006
----------------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                                  $       263,300    $        246,121
      Policy and contract claims                                                      7,298              16,750
      Future policy benefit reserves                                                  5,147               4,383
      Other policyholder funds                                                        1,191                 771
      Unearned premiums                                                                 737                 366
----------------------------------------------------------------------------------------------------------------
                Total policyholder liabilities                                      277,673             268,391

Payable to parent and affiliates                                                          -               1,766
Deferred gain on reinsurance                                                            748               8,704
Amounts drawn in excess of bank balances                                              1,045               1,464
Income tax payable to affiliate                                                           -               2,762
Deferred income taxes                                                                 5,390                  17
Other liabilities                                                                     1,688               5,461
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities              286,544             288,565
Separate account liabilities                                                        572,186             547,993
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   858,730             836,558
----------------------------------------------------------------------------------------------------------------


Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued, and outstanding at
           December 31, 2007 and 2006                                                 2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              57,147              49,337
      Accumulated other comprehensive income                                          3,305               1,504
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           77,952              68,341

----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       936,682    $        904,899
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.    3

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Operations

                  Years Ended December 31, 2007, 2006, and 2005
                                 (In thousands)

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Revenue:
      Annuity considerations and policy fees                 $       11,017   $       10,200   $        8,110
      Accident and health premiums                                    5,034           16,632           18,701
      Life insurance premiums                                         1,529            1,780            2,086
--------------------------------------------------------------------------------------------------------------
               Total premiums and considerations                     17,580           28,612           28,897

      Premiums ceded                                                  4,824            8,278            8,095
--------------------------------------------------------------------------------------------------------------
               Net premiums and considerations                       12,756           20,334           20,802

      Net investment income                                          19,893           12,127            9,930
      Realized investment (losses) gains, net                        (6,035)          (5,522)              23
      Amortization of deferred gain on reinsurance                    7,955            4,246                -
      Other                                                             583              507              462
--------------------------------------------------------------------------------------------------------------
               Total revenue                                         35,152           31,692           31,217
--------------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Interest credited to policyholder account values                8,022            5,744            5,454
      Life insurance benefits                                           926              597            1,171
      Annuity benefits                                                2,023              834            1,461
      Accident and health insurance benefits                          5,134           16,292           13,956
--------------------------------------------------------------------------------------------------------------
               Total benefits                                        16,105           23,467           22,042
                                                                                                            -
      Benefit recoveries                                              5,196            5,941            5,493
--------------------------------------------------------------------------------------------------------------
               Net benefits                                          10,909           17,526           16,549

      Commissions and other agent compensation                        9,764            8,238            9,349
      General and administrative expenses, affiliated                 4,958            7,912            8,261
      General and administrative expenses, non-affiliated             6,919            3,836            1,164
      Taxes, licenses, and fees                                       1,226              900              491
      Change in deferred acquisition costs, net                      (9,650)          (8,153)          (7,833)
--------------------------------------------------------------------------------------------------------------
               Total benefits and expenses                           24,126           30,259           27,981
--------------------------------------------------------------------------------------------------------------

               Income from operations before
                    income taxes                                     11,026            1,433            3,236
--------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                        (1,537)           1,333            1,439
      Deferred                                                        4,753           (1,356)          (1,085)
--------------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                     3,216              (23)             354
--------------------------------------------------------------------------------------------------------------
               Net income                                    $        7,810   $        1,456   $        2,882
--------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.    4

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Comprehensive Income

                  Years Ended December 31, 2007, 2006, and 2005
                                 (In thousands)


                                                                                2007           2006          2005

----------------------------------------------------------------------------------------------------------------------
Net income                                                                 $       7,810 $        1,456 $       2,882
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Unrealized losses on fixed-maturity and equity securities:
         Unrealized holding losses arising during the period,
            net of effect of shadow adjustments of $3,581,
            $1,061 and $224, in 2007, 2006, and 2005, respectively
            and net of tax benefit of $1,143, $1,866, and
            $1,282 in 2007, 2006, and 2005, respectively                          (2,122)        (3,467)       (2,381)
         Decrease (increase) in unrealized holding losses due to
            reclassification adjustment for realized (losses) gains
            included in net income, net of tax (benefit) expense of
            $(2,112), $(1,932), and $7 in 2007, 2006, and 2005, respectively       3,923          3,590           (15)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                        1,801            123        (2,396)
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $       9,611 $        1,579 $         486
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.    5

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2007, 2006, and 2005
                                 (In thousands)


                                                                                                    Accumulated
                                                           Additional                                  other               Total
                                         Common              paid in            Retained           comprehensive       stockholder's
                                         stock               capital            earnings           income (loss)          equity
                                   -------------------  ------------------  ------------------   ------------------  ---------------

2005:
Balance, beginning of year            $ 2,000            $ 15,500            $ 44,999              $ 3,777            $ 66,276
Comprehensive income:
Net income                                  -                   -               2,882                    -               2,882
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                          -                   -                   -               (2,396)             (2,396)
                                                                                                             ------------------
Total comprehensive
income                                                                                                                     486
                           -------------------  ------------------  ------------------   ------------------  ------------------
                           -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                    2,000              15,500              47,881                1,381              66,762
                           ===================  ==================  ==================   ==================  ==================

2006:
Balance, beginning of year              2,000              15,500              47,881                1,381              66,762
Comprehensive income:
Net income                                  -                   -               1,456                    -               1,456
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                          -                   -                   -                  123                 123
                                                                                                             ------------------
Total comprehensive
income                                                                                                                   1,579
                           -------------------  ------------------  ------------------   ------------------  ------------------
                           -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                    2,000              15,500              49,337                1,504              68,341
                           ===================  ==================  ==================   ==================  ==================

2007:
Balance, beginning of year              2,000              15,500              49,337                1,504              68,341
Comprehensive income:
Net income                                  -                   -               7,810                    -               7,810
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                          -                   -                   -                1,801               1,801
                                                                                                             ------------------
Total comprehensive
income                                                                                                                   9,611
                           -------------------  ------------------  ------------------   ------------------  ------------------
                           -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                  $ 2,000            $ 15,500            $ 57,147              $ 3,305            $ 77,952
                           ===================  ==================  ==================   ==================  ==================



See accompanying notes to financial statements.    6

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Cash Flows

                Years ended December 31, 2007, 2006, and 2005 (In
                 thousands except security holdings quantities)


                                                                              2007            2006            2005
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
      Net income                                                        $        7,810  $        1,456   $       2,882
-----------------------------------------------------------------------------------------------------------------------

      Adjustments to reconcile net income to net
         cash provided by (used in) operating activities:
          Realized investment losses (gains)                                     6,035           5,522             (23)
          Unrealized (loss) gain on annuity-related reserves                    (3,197)          4,928              42
          Deferred federal income tax expense (benefit)                          4,753          (1,356)         (1,085)
          Charges to policy account balances                                      (327)            (16)            (19)
          Interest credited to policy account balances                           8,022           5,744           5,454
          Amortization of (discount) premium , net                                (367)            450             456
          Change in:
               Receivables and other assets                                     (1,045)         (1,280)         (1,098)
               Reinsurance recoverable                                           9,306          (8,500)           (806)
               Deferred gain on reinsurance                                     (7,956)          8,704               -
               Deferred acquisition costs                                       (9,649)         (8,153)         (7,833)
               Deferred sales inducements                                       (1,733)         (2,863)         (2,591)
               Future policy benefit reserves                                      764             240             295
               Policy and contract claims                                       (9,452)             67           2,638
               Unearned premiums                                                   371             259              12
               Other policyholder funds                                            420          (2,174)          2,010
               Reinsurance payable                                                (285)            (36)            429
               Accrued expenses and other liabilities                           (3,955)          4,717            (265)
               Commissions due and accrued                                         469            (313)           (117)
               Current tax payable (recoverable)                                (4,095)          1,170            (428)
               (Receivable) payable (from) to parent                           (12,334)          2,228          (1,893)
-----------------------------------------------------------------------------------------------------------------------
                         Total adjustments                                     (24,255)          9,338          (4,822)
-----------------------------------------------------------------------------------------------------------------------

               Net cash provided by (used in) operating activities             (16,445)         10,794          (1,940)
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of fixed-maturity securities                                    (69,585)        (59,334)       (130,395)
      Purchase of equity securities                                                  -              (9)           (150)
      Sale and other redemptions of fixed-maturity securities                   64,649          20,696          43,001
      Sale of equity securities, tax free exchanges, and spin-offs                   -           1,088             143
      Change in securities held under agreements to repurchase                       -            (879)            878
      Net change in short-term securities                                        7,097          (1,425)         (1,508)
      Other, net                                                                   (28)            (32)             44
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                        2,133         (39,895)        (87,987)
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                               57,756          50,045         100,884
      Policyholders' withdrawals from account balances                         (44,823)        (13,651)        (10,453)
      Policyholders' net transfers between account balances                       (251)         (6,760)           (641)
      Change in amounts drawn in excess of bank balances                          (419)           (353)          1,171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                 12,263          29,281          90,961
-----------------------------------------------------------------------------------------------------------------------

               Net change in cash                                               (2,049)            180           1,034

Cash at beginning of year                                                        3,970           3,790           2,756
-----------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                    $         1,921 $         3,970  $        3,790
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.    7

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


(1) ORGANIZATION

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life), a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany.

     The Company is a life insurance company licensed to sell annuity, group accident and health, group life, and long-term care policies in six states and the District of Columbia. Based on 2007 statutory net premium written, 99%, 1%, and less than 1% of the Company's business is annuity, accident and health, and life insurance, respectively. The annuity business consists of variable, fixed-indexed, five-year deferred, and one-year deferred annuities representing 65%, 20%, 15%, and less than 1% of 2007 statutory net premium written, respectively. As a result of the 2006 sale of certain health business discussed in note 9, going forward accident and health business is comprised primarily of long-term care. Life business is comprised of both traditional and group life and consists principally of term insurance policies. The Company's primary distribution channels are through independent agents and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

     USE OF ESTIMATES

     The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the accompanying financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS BUSINESS

     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the accompanying Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in net investment income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in annuity benefits on the accompanying Statements of Operations.



                                        8                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs (see next section below for further information).

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For investment products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) are reviewed for recoverability, at least annually, and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently on the accompanying Statements of Operations.

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.


                                        9                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as paid or credited to contract holders. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in annuity benefits on the Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the accompanying Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations and policy fees on the accompanying Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.0% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for investment products, which include fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is sensitive to the economic market and


                                       10                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the accompanying Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

     INVESTMENTS

     The Company classifies certain fixed-maturity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC and DSI (commonly referred to as shadow adjustments). The adjustments to DAC and DSI represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at their unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is


                                       11                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     included in net investment income on the accompanying Statements of Operations.

     The fair value of fixed-maturity securities, equity securities, and securities held under agreements to repurchase are obtained from third-party pricing sources wherever possible, except for short-term securities, which are priced at amortized cost. In certain cases, including private assets as well as certain difficult to price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. Treasury Bonds to estimate a market price, approximately 0.3% of the fixed maturity securities are valued using this method. The models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries, approximately 0.2% of the fixed maturity securities are valued using this method. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC and DSI for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, and deferred taxes that would have been recorded if these investments had been sold as of the Balance Sheet date.

     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether declines in fair value are other-than-temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     For the year ended December 31, 2006, the Company adopted Financial Accounting Standard Board (FASB), FASB Staff Position (FSP) FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, to determine whether fixed-maturity securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-income securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. In periods subsequent to the recognition of an other-than-temporary impairment loss, the impaired fixed-maturity security must be accounted for as if it had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity security would be accreted over its remaining life in a prospective manner.

     Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the accompanying Statements of Operations. The Company may adjust DAC and DSI for impairments on fixed-maturity securities, as discussed in their respective sections of this note.


                                       12                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     ACCOUNTING FOR FUTURES CONTRACTS

     The Company provides additional benefits through certain life and annuity products which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and, beginning in July 2006, has entered into exchange-traded futures contracts in order to economically hedge these risks. Management monitors correlation of in-force amounts and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell futures contracts as deemed appropriate or take other actions.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the accompanying Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the accompanying Statements of Operations. The Company is required by the Chicago Mercantile Exchange (CME) to post collateral for futures contracts. The Company retains ownership of the collateral but the collateral resides in an account designated by the CME and the collateral is subject to the CME exchange rules regarding rehypothecation. Collateral posted at December 31, 2007 and 2006 were U.S. Treasury Bonds with a fair value of $4,655 and $4,854, respectively, and included in fixed-maturity securities on the accompanying Balance Sheets.

     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     INCOME TAXES

     The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations, and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit on its losses and any other tax attributes to the extent it could have obtained a benefit against the Company's post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the accompanying Balance Sheets. Any such change could significantly affect the amounts reported on the accompanying Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets

                                       12                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 10).

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts, where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit
     (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death or annuitization.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any of other business of the Company. Separate account assets and liabilities are reported as summary totals on the accompanying Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the accompanying Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the accompanying Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value, adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarter - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.

                                       14                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums, adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contract holder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contract holder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contract holder also has the option to reset this benefit.

     The GMWB is a living benefit that provides the contract holder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of: the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

                                       15                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                                   December 31, 2007                               December 31, 2006
                                      --------------------------------------------   -------------------------------------------
                                      --------------------------------------------   -------------------------------------------
Guaranteed Minimum Death                Account        Net Amount      Weighted        Account        Net Amount     Weighted
   Benefits (GMDB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
   Return of premium                $      164,072  $          209      61.1           $  148,380  $            -        62.1
   Ratchet & return of premium             272,151           4,443      67.2              249,071             840        60.5
   Reset                                   191,531           1,520      71.4              216,451             968        69.9
                                      -------------   -------------                  -------------    ------------
                                      -------------   -------------                  -------------    ------------
          Total                     $      627,754  $        6,172                 $      613,902  $        1,808
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============

Guaranteed Minimum Income               Account        Net Amount      Weighted        Account        Net Amount     Weighted
   Benefits (GMIB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
   Return of premium                $      113,908  $            -      59.2           $   13,412   $           -        65.5
   Ratchet & rollup                        268,398              39      69.3              208,346              29        58.7
                                      -------------   -------------                  -------------    ------------
                                      -------------   -------------                  -------------    ------------
          Total                     $      382,306  $           39                 $      221,758   $          29
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============


Guaranteed Minimum Accumulation         Account        Net Amount      Weighted        Account         Net Amount    Weighted
   Benefits (GMAB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
   5 year                           $       16,336  $          274       n/a       $            -   $           -         n/a
                                      -------------   -------------                  -------------    ------------
                                      -------------   -------------                  -------------    ------------
          Total                     $       16,336  $          274                 $            -   $           -
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============

Guaranteed Minimum Withdrawal           Account        Net Amount      Weighted        Account         Net Amount    Weighted
   Benefits (GMWB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
No living benefit                   $        2,238               -       n/a       $            -   $           -         n/a
Life benefit with optional reset             9,705               -       n/a                    -               -         n/a
                                      -------------   -------------   ------------   -------------    ------------  ------------
          Total                     $       11,943  $            -                 $            -   $           -
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============

    At December 31, 2007 and 2006, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

          Investment Type                         2007              2006
-----------------------------------------------------------     ------------
-----------------------------------------------------------     ------------
Mutual Funds:
    Bond                                   $      58,55          $   63,161
    Domestic equity                             221,609             230,015
    International equity                         93,134              87,148
    Specialty                                   172,252             143,192
                                             --------------     ------------
                                             --------------     ------------
       Total mutual fund                        545,552             523,516
Money market funds                               25,319              22,991
                                             --------------     ------------
                                             --------------     ------------
                        Total funds             570,871             546,507
                                             --------------     ------------
                                             --------------     ------------

Other                                             1,315               1,486
                                             --------------     ------------
                                             --------------     ------------
                        Total              $    572,186          $   547,993
                                             ==============     ============
                                             ==============     ============



                                       16                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the accompanying Balance Sheets:


                                                             GMDB               GMIB             Totals
------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2005                       $             433   $           123   $           556
      Incurred guaranteed benefits                                  150               171               321
      Paid guaranteed benefits                                        8                 -                 8
                                                        ----------------    --------------    --------------
Balance as of December 31, 2006                                     591               294               885
                                                        ----------------    --------------    --------------
      Incurred guaranteed benefits                                   65                74               139
      Paid guaranteed benefits                                      (40)                -               (40)
                                                        ----------------    --------------    --------------
Balance as of December 31, 2007                       $             616   $           368   $           984
                                                        ================    ==============    ==============

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the accompanying Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The GMAB and GMWB liabilities are determined each period by estimating the expected future claims and the expected future profits and taking the difference. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the accompanying Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring these benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to $0. Thus, at December 31, 2007, there were no reserves established for these products.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2007 and 2006:

          o    100 stochastically-generated investment performance scenarios.
          o    Mean investment performance assumption was 7.96%.
          o    Volatility assumption was 13.69%.
          o Mortality is assumed to be 60% of the 1994 MGDB Mortality Table as of December 31, 2007 and 2006, respectively.
          o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 20%.
          o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
          o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%), less the applicable mortality and expense rate.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

                                       17                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation (FIN) No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN
     48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the accompanying Financial Statements.

     In May 2007, the FASB issued FASB Staff Position (FSP) FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (FSP FIN 48-1). The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the accompanying Financial Statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AND NO. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, A REPLACEMENT OF SFAS NO. 125. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007, and the adoption did not have a material effect on the Company's accompanying financial statements.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS (SOP 05-1), which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Company's accompanying Financial Statements.

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this bulletin did not have a material impact on the accompanying financial statements.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005. The FSP FAS 115-1 and FAS 124-1 addresses determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of

                                       18                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     other-than-temporary impairment, and disclosures on unrealized losses. The Company adopted FSP FAS 115-1 and FAS 124-1 effective December 31, 2006 which resulted in realizing $5,315 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC and DSI. The investment losses were offset by increases of $293 in DAC and $320 in DSI.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. SFAS No. 154 was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of error made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of SFAS No. 154 did not have a material impact on the accompanying financial statements.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AN AMENDMENT OF SFAS NO. 115 (SFAS No. 159). This Statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the accompanying Statements of Operations. This Statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its results of operations or financial position.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS (SFAS No. 157). For financial statement elements currently required to be measured at fair value, this Statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. In February 2008, the FASB issued FSP FAS 157-1, APPLICATION OF FASB STATEMENT NO. 157 TO FASB STATEMENT NO. 13 AND OTHER ACCOUNTING PRONOUNCEMENTS THAT ADDRESS FAIR VALUE MEASUREMENTS FOR PURPOSES OF LEASE CLASSIFICATION OR MEASUREMENT UNDER STATEMENT 13 and FSP FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157. FSP FAS 157-1 amends SFAS No. 157 to exclude SFAS No. 13, ACCOUNTING FOR LEASES (SFAS No. 13), and other accounting pronouncements that address fair value measurements under SFAS No. 13. FSP FAS 157-2 delays the effective date of SFAS No. 157 for certain nonfinancial assets and nonfinancial liabilities. The two FSPs will not have an impact on the Company's adoption of SFAS 157. This Statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the effect of this statement on its results of operations or financial position.

     RECLASSIFICATIONS AND IMMATERIAL CORRECTIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2007, following the issuance of the 2006 and 2005 Financial Statements and Supplemental Schedules, the Company identified a reclassification item in the accompanying Balance Sheet, which also impacted the Statement of Cash Flows. The adjustment amounts, and reporting implications, are detailed below:

                                       19                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The adjustment is related to the classification of negative cash balances, where the right of set off exists. Additional analysis performed on the cash accounts resulted in the determination that certain negative cash accounts met the conditions of the right to set off, and therefore, $1,560 and $1,816 were reclassified from amounts drawn in excess of bank balances to cash for 2006 and 2005, respectively. Additionally, the Company determined $4,926 should be reclassified from amounts drawn in excess of bank balances to payable to parent and affiliates in 2006 due to an unrelated journal entry error.

     As a result of the correction of this classification, the Company has adjusted certain items within the accompanying Balance Sheet and Statement of Cash Flows. The adjusted items are presented in the tables below:

                                  Balance Sheet
                             As of December 31, 2006

                                                              As originally reporAdjustment      As adjusted
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Assets
        Cash                                                           $ 5,530        $ (1,560)        $ 3,970
        Receivable from parent and affiliates                            3,160          (3,160)              -
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total assets                                               909,619          (4,720)        904,899
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Liabilities and Stockholder's Equity
        Payable to parent and affiliates                                     -           1,766           1,766
        Amounts drawn in excess of bank balances                         7,950          (6,486)          1,464
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total liabilities                                          841,278          (4,720)        836,558
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total liabilities and stockholder's equity               $ 909,619        $ (4,720)      $ 904,899
---------------------------------------------------------------------------------------------------------------

                       Statement of Cash Flow
                For the year ended December 31, 2006

                                                                     As originally report Adjustment      As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to net
     cash (used in) provided by operating activities:
        (Receivable) payable (from) to parent                         $ (2,698)        $ 4,926         $ 2,228
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                   Total adjustments                                     4,412           4,926           9,338
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                        5,868           4,926          10,794
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
        Change in amounts drawn in excess of bank balances               4,317          (4,670)          (353)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities              33,951          (4,670)         29,281
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                            (76)             256             180
Cash at beginning of year                                                5,606          (1,816)          3,790
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                    $ 5,530        $ (1,560)        $ 3,970
----------------------------------------------------------------------------------------------------------------------


                                       20                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

                       Statement of Cash Flow
                For the year ended December 31, 2005

                                                                     As originally report Adjustment      As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:
        Change in amounts drawn in excess of bank balances             $ 2,152           $ (981)       $ 1,171
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities             91,942             (981)        90,961
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                           2,015             (981)         1,034
Cash at beginning of year                                                3,591             (835)         2,756
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                    $ 5,606         $ (1,816)       $ 3,790
----------------------------------------------------------------------------------------------------------------------

(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Asset Liability Management Committee (ALM) specifies the asset allocation among major asset classes and a benchmark for each asset class. ALM provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. ALM is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. ALM, and subsequently the board of directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of New York basket clause.

                                       21                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies on in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company designs products with features that attempt to help mitigate the risk of high levels of product surrenders when interest rates change.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity (FIA) products increase the policy value based on the growth of market indexes (S&P 500 and NASDAQ 100). The Company uses exchange-traded futures to assist in managing potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using derivative instruments (S&P 500 index futures) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contract holders.

     The Company attempts to mitigate risk by actively monitoring all market-related exposure and have members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are as at least as rigorous, and usually exceeding, the requirements of regulators.

                                       22                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that the Company is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed on a quarterly basis to assess how rating agency capital adequacy models would be impacted by severe economic events.


(4)  INVESTMENTS

     At December 31, 2007 and 2006, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table.

                                                                     Gross           Gross         Estimated
                                                   Amortized       unrealized      unrealized         fair
                                                     cost            gains           losses          value
---------------------------------------------------------------------------------------------------------------

2007:
    Fixed-maturity securities:
        U.S. government                        $        29,790  $        2,762  $            -  $       32,552
        States and political subdivisions                2,204              99               -           2,303
        Foreign government                               1,571             103               -           1,674
        Public utilities                                14,917             296               -          15,213
        Corporate securities                           162,985           4,464               -         167,449
        Mortgage-backed securities                      67,132           2,226               -          69,358
---------------------------------------------------------------------------------------------------------------
           Total                               $       278,599  $        9,950  $            -  $      288,549
---------------------------------------------------------------------------------------------------------------

2006:
    Fixed-maturity securities:
        U.S. government                        $        59,242  $          462  $            -  $       59,704
        States and political subdivisions                2,277               -               -           2,277
        Foreign government                               1,622               -               -           1,622
        Public utilities                                10,221             101               -          10,322
        Corporate securities                           138,711           2,897               -         141,608
        Mortgage-backed securities                      67,261             138               -          67,399
---------------------------------------------------------------------------------------------------------------
           Total                               $       279,334  $        3,598  $            -  $      282,932
---------------------------------------------------------------------------------------------------------------



                                       23                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     The net unrealized gains (losses) on securities included in stockholder's equity consist of the following at December 31:

                                                          2007               2006               2005
----------------------------------------------------------------------------------------------------------

     Fixed-maturities                            $            9,950  $           3,598  $           2,090
     Securities held under agreements
         to repurchase                                            -                  -                 13
     Equities                                                     -                  -                245
     Adjustments for:
         DAC                                                 (4,278)            (1,200)              (116)
         DSI                                                   (589)               (85)              (108)
         Deferred taxes                                      (1,778)              (809)              (743)
----------------------------------------------------------------------------------------------------------

              Net unrealized gains               $            3,305  $           1,504  $           1,381
----------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, and DSI, were $6,352, $1,495, and $(3,478) in each of the years ended December 31, 2007, 2006, and 2005, respectively.

     The changes in net unrealized (losses) gains from equity investments, before deferred taxes, was $0, $(245), and $17 for the years ended December 31, 2007, 2006, and 2005, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $68,652 as of December 31, 2007.

                                                                             Amortized             Estimated
                                                                                cost              fair value
----------------------------------------------------------------------------------------------------------------

       Due in one year or less                                         $            1,638  $              1,661
       Due after one year through five years                                       17,345                18,021
       Due after five years through ten years                                     106,777               109,401
       Due after ten years                                                         85,707                90,108
       Mortgage-backed securities                                                  67,132                69,358
----------------------------------------------------------------------------------------------------------------
                Totals                                                 $          278,599  $            288,549
----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed-maturity securities investments were $36,712, $13,358, and $13,095 during 2007, 2006, and 2005, respectively. Proceeds from tax-free and taxable exchanges on fixed-maturity securities were $0 and $(110) during 2007 and 2006, respectively. The negative proceeds of $110 in 2006 were the result of a reclassification related to an exchange of notes and were immaterial in nature. Gross gains of $2,330, $6, and $259 and gross losses of $1,246, $457, and $210 were realized on those sales and tax-free exchanges of securities in 2007, 2006, and 2005, respectively. Forward commitments of $0, $0, and $11,022 were purchased and $0, $0, and $11,022 were sold by the Company during 2007, 2006, and 2005, respectively.


                                       24                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Proceeds from the sale of equity securities were $0, $1,079, and $115 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from equity securities were $0, $9, and $28 during 2007, 2006 and 2005, respectively. Gross gains of $0, $256, and $17 and gross losses of $0, $11, and $6 were realized on those sales in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $0,
     $0, and $37, respectively, were recognized on equity securities for other-than-temporary impairment.

     As of December 31, 2007, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index.

     As of December 31, 2007 and 2006, investments with a carrying value of $1,698 and $1,673, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

     Net realized investment (losses) gains for the years ended December 31, are summarized as follows:


                                                                   2007                 2006                2005
-----------------------------------------------------------------------------------------------------------------------

Fixed-maturity securities - sales                          $            1,084  $              (451) $               49
Fixed-maturity securities - other
      than temporary impairments                                       (7,119)              (5,316)                  -
Equity securities                                                           -                  245                 (26)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
           Net (losses) gains                              $           (6,035) $            (5,522) $               23
-----------------------------------------------------------------------------------------------------------------------

     The increase in other-than-temporary impairments beginning in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1 is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net investment income related to securities held under repurchase agreements is shown with fixed-maturity securities and was $0, $8, and $52 in 2007, 2006, and 2005, respectively.

                                                                  2007              2006              2005
----------------------------------------------------------------------------------------------------------------

Interest:
      Fixed-maturity securities                           $         16,445  $         14,446  $           9,764
      Short-term securities                                            233               209                247
      Policy loans                                                       3                 4                  5
Dividends:
      Equity securities                                                  -                 -                 22
(Loss) gain on exercise of equity-indexed annuity and
      guaranteed benefit-related futures                              (314)            2,494                  -
Change in fair value of equity-indexed annuity
      and guaranteed benefit-related options                         3,467            (4,928)               (42)
Other invested assets                                                  178                (1)                 -
----------------------------------------------------------------------------------------------------------------
           Total investment income                                  20,012            12,224              9,996

Investment expenses                                                    119                97                 66
----------------------------------------------------------------------------------------------------------------

           Net investment income                          $         19,893  $         12,127  $           9,930
----------------------------------------------------------------------------------------------------------------


     As of December 31, 2007 and 2006, the number of investment holdings that was in an unrealized loss position was 0 and 0, respectively, for fixed-maturity securities.
                                       25                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     There were no fixed-maturity securities that were in an unrealized loss position less than 12 months at December 31, 2007.

     The Company's investment portfolio includes mortgage-backed securities. Due to the high quality of these securities and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

(5)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                 2007                           2006
                                                ----------------------------   ----------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets
      Fixed-maturity securities:
           U.S. government                    $      32,552   $      32,552  $      59,704   $      59,704
           States and political subdivisions          2,303           2,303          2,277           2,277
           Foreign governments                        1,674           1,674          1,622           1,622
           Public utilities                          15,213          15,213         10,322          10,322
           Corporate securities                     167,449         167,449        141,608         141,608
           Mortgage-backed securities                69,358          69,358         67,399          67,399
      Short-term securities                           1,218           1,218          8,315           8,315
      Policy loans                                       96              96             68              68
      Cash                                            1,921           1,921          3,970           3,970
      Separate account assets                       572,186         572,186        547,993         547,993

Financial liabilities
      Investment contracts                          206,301         193,159        178,485         161,349
      Separate account liabilities                  572,186         555,804        547,993         533,023

-----------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Balance Sheets. Fair value of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values of investment contracts are based on the amount payable on demand at December 31.

     Fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.


                                       26                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

(6)  DEFERRED ACQUISITION COSTS

     DAC at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         32,170 $        25,101  $        17,383

     Capitalization                                                   11,154          11,210           11,270
     Interest                                                          2,099           1,615            1,280
     Amortization                                                     (3,604)         (4,672)          (4,717)
     Change in shadow DAC                                             (3,078)         (1,084)            (115)

------------------------------------------------------------   --------------   -------------    -------------
--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $         38,741 $        32,170  $        25,101
--------------------------------------------------------------------------------------------------------------


     The Company reviews its best estimate assumptions each year and typically records "unlocking" as appropriate. During 2007, the Company completed a comprehensive study of assumptions underlying estimated gross profits
     (EGP), resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

(7)  DEFERRED SALES INDUCEMENTS

     DSI at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $          9,763 $         6,878  $         4,396

     Capitalization                                                    3,369           3,268            3,385
     Interest                                                            609             490              372
     Amortization                                                     (2,245)           (896)          (1,166)
     Change in shadow DSI                                               (504)             23             (109)

------------------------------------------------------------   --------------   -------------    -------------
--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $         10,992 $         9,763  $         6,878
--------------------------------------------------------------------------------------------------------------

(8)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2007 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.

                                       27                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Activity in the accident and health claim reserves is summarized as follows:


                                                                         2007              2006               2005
-----------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
      of $13,293, $4,782, and $4,026, respectively                 $        3,076    $       11,476     $        9,376

Commutations                                                                    -            (3,221)                 -

Incurred related to:
      Current year                                                             87             2,720              9,283
      Prior years                                                              99             1,287               (170)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total incurred                                                                186             4,007              9,113
-----------------------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                                             49               630              1,873
      Prior years                                                             175             8,556              5,140
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total paid                                                                    224             9,186              7,013
-----------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance recoverables
      of $3,832, $13,293, and $4,782, respectively                 $        3,038    $        3,076     $       11,476
-----------------------------------------------------------------------------------------------------------------------

     Prior year incurreds for 2007 reflect increased loss ratios due to unfavorable claim development in the group accident and health business. Prior year incurreds for 2006 reflect increased loss ratios due to unfavorable claim development in both group accident and health business and medical excess of loss business. Incurred losses related to prior years during 2005 were due to unanticipated favorable claim development in both group accident and health business and medical excess of loss business. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 9.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company has a maximum retention level of $1,500 on excess yearly renewal term coverage, and on Long-Term Care business the Company retains 90% of Limited Benefit Plans, and 90% on claims years one through eight, and 20% on claims years eight and beyond for Lifetime Benefit Plans.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $12,950 for the recapture of $13,510 in reserves. The Company recorded a deferred gain of

                                       28                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     $12,950, which is being amortized into operations through 2009. The Company amortized $7,956 and $4,246 for 2007 and 2006, respectively, and is included on the accompanying Statements of Operations. The remaining deferred gain was $748 and $8,704 as of December 31, 2007 and 2006, respectively. Offsetting the gain on sale, total incremental expenses of $1,877 were incurred in 2006 including $1,327 for commutation of reinsurance agreements in contemplation of the agreement with HCC, and $550 for employee-related termination benefits. The commutation of reinsurance agreements expense is included in benefit recoveries and termination benefits expense is included in general and administrative expenses on the accompanying Statements of Operations. As of December 31, 2006, all of these incremental costs have been paid.

     Included in reinsurance recoverables at December 31, 2007 is a $3,726 recoverable from HCC who, as of December 31, 2007, was rated A+ by A.M. Best's Insurance Reports. At December 31, 2007 and 2006, the Company had reinsurance recoverables of $1 and $0, respectively, on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life. The Company mitigates risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit, account for less than 4% of the total reinsurance recoverable as of December 31, 2007.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $1,327 for the recapture of $4,988 in reserves.

     The Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group life and accident and health reinsurance-assumed, and excess of loss health insurance business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company had ceded premiums of $4,132, $3,466, and $33 and received expense allowances of $363, $133, and $1 in 2007, 2006, and 2005, respectively.

     Of the amounts assumed from and ceded to other companies, accident and health insurance assumed from and ceded to Allianz Life on a statutory basis is as follows:

                                                     Assumed                                Ceded
                                       -----------------------------------    ------------------------------------
                                         2007         2006        2005          2007         2006         2005
------------------------------------------------------------------------------------------------------------------

Premiums:
    Accident and health                      $ 2         $ (5)       $ 37           $ -         $ 12          $ 7
------------------------------------------------------------------------------------------------------------------

              Total premiums                 $ 2         $ (5)       $ 37           $ -         $ 12          $ 7
------------------------------------------------------------------------------------------------------------------

     Effective January 1, 2005, the Company entered into a new multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumes risk related to excess of loss medical coverage. The agreement ended in 2006.

                                       29                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

(10) INCOME TAXES

     INCOME TAX EXPENSE (BENEFIT)

     Total income tax expense (benefit) for the years ended December 31 is as follows:

                                                                            2007            2006           2005
-------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) attributable to operations:
      Current tax (benefit) expense                                   $       (1,537) $        1,333 $       1,439
      Deferred tax expense (benefit)                                           4,753          (1,356)       (1,085)
-------------------------------------------------------------------------------------------------------------------
          Total income tax expense (benefit)
                  attributable to operations                                   3,216             (23)          354

Income tax effect on equity:
      Attributable to unrealized
          gains (losses) for the year                                            969              66        (1,290)
-------------------------------------------------------------------------------------------------------------------
           Total income tax effect on equity                           $        4,185  $           43 $        (936)
-------------------------------------------------------------------------------------------------------------------


     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported in the accompanying Statements of Operations for the respective years ended December 31 as follows:

                                                                            2007          2006           2005
-----------------------------------------------------------------------------------------------------------------

Income tax expense computed at the statutory rate                   $         3,859 $         502 $        1,132
Dividends-received deductions and tax-exempt interest                          (728)         (677)          (646)
Other                                                                            85           152           (132)
-----------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported                 $         3,216 $         (23)$          354
-----------------------------------------------------------------------------------------------------------------

                                       30                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31 are as follows:


                                                                               2007                  2006
----------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Future benefit reserves                                         $            5,263   $             5,999
       Coinsurance deferred income                                                    262                 3,046
       Expense accruals                                                               644                   250
       Other-than-temporarily impaired assets                                       3,713                 1,861
       Impaired assets                                                                  -                     1
----------------------------------------------------------------------    --------------------------------------
----------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                              9,882                11,157
----------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
       Deferred acquisition costs                                                  11,608                 9,726
       Due and deferred premium                                                        15                    82
       Net unrealized gains on investments                                          3,483                 1,260
       Investment income                                                              156                   106
       Other                                                                           10                     -
----------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilities                                        15,272                11,174
----------------------------------------------------------------------------------------------------------------
-------
             Net deferred tax liability                                $            5,390   $                17
----------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $2,906, $162, and $1,867 in 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, the Company had a tax (receivable) payable to AZOA of $(1,333) and $2,762, respectively, reported in income tax (receivable) payable on the accompanying Balance Sheets.

     The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2003. AZOA had net operating losses in 2000 through 2003 that were carried forward and used to offset taxable income in 2005 through 2007. Although the statute has closed for these years, they remain open to the extent that net operating losses utilized in future years can be adjusted. The years in which the net operating losses were used to offset taxable income will be open for examination for three years after the tax return for the given year was filed. Tax years 2005 through 2007 will close in 2009 through 2011, respectively. The 2004 tax year will close in 2008. The IRS has notified AZOA of its intent to initiate an audit of tax year 2006 during the calendar year 2008. At this time, the Company is not aware of any adjustments that may be proposed by the IRS.

                                       31                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized approximately a $349 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2008 by approximately the same amount as it did in year 2007. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:



   Balance at January 1, 2007                  $ 349
   Additions based on tax positions
       related to the current year               189
                                        -------------
                                        -------------
   Balance at December 31, 2007                $ 538
                                        =============

     Included in the balance at December 31, 2007 are $538 of tax positions for which the deductibility is more likely than not, however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

     The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2007, 2006 and 2005, the Company recognized approximately $8, $29, and $0 in interest and penalties, respectively. The Company had approximately $37 and $29 for the payment of interest and penalties accrued at December 31, 2007 and 2006, respectively.

(11)  RELATED-PARTY TRANSACTIONS

     During 2005, the Company entered into an agreement to sublease office space from Fireman's Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $157, $150 and $64 in 2007, 2006, and 2005, respectively, which is included in general and administrative expenses, affiliated on the accompanying Statements of Operations.

     Allianz Life performs certain administrative services for us and the Company has incurred fees for these services of $4,801, $7,762, and $8,197 in 2007, 2006, and 2005, respectively. At December 31, 2007 and 2006, the Company had an overpayment for service fees of $8,733 and $3,170, which is recorded in receivable from parent and affiliates on the accompanying Balance Sheets.

     The Company incurred fees for certain investment advisory services provided by affiliated companies. The Company incurred fees of $90, $95, and $5 in 2007, 2006, and 2005, respectively. The Company's liability for these charges was $0 and $10 as of December 31, 2007 and 2006, respectively, and is included in receivable from parent and affiliates on the accompanying Balance Sheets.

     The Company reinsured a portion of its group accident and health business with Allianz Life. See note 9 for further details.

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $77, $49, and $38 during 2007, 2006, and 2005, respectively, which is

                                       32                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     included in other on the Statements of Operations. The receivable for these fees at December 31, 2007 and 2006 was $14 and $14, respectively, which are included in receivables, non-affiliated on the accompanying Balance Sheets.

(12) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. The Company has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2007. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan year ended December 31, 2006 and 2.5% of employees' salaries for the plan year ended December 31, 2005, reported in general and administrative expenses on the accompanying Statements of Operations and funded in 2007 and 2006, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund, but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $96, $182, and $134 in 2007, 2006, and 2005, respectively, toward the AAAP matching contributions and administration expenses.

     In addition to the AAAP, the Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan.

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine if it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company's have been segregated or defined to represent the liability for payments under the plan. The Company expensed $55, $550, and $0 in 2007, 2006, and 2005, respectively, toward severance payments.

(13) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

                                       33                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     The Company's statutory capital and surplus as of December 31, 2007 and 2006 were $50,337 and $62,528, respectively. The Company's statutory net income for the years ended December 31, 2007, 2006, and 2005 was $2,172, $3,160, and $3,031, respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2007 and 2006 were in compliance with these requirements. In accordance with New York statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2007, 2006, and 2005.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 1,734% and 1,703% as of December 31, 2007 and 2006, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(14)  COMMITMENTS AND CONTINGENCIES

     The Company is or may become subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the Company's financial position. The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the Financial Industry Regulatory Authority (FINRA) (formerly known as National Association of Securities Dealers), and state Attorneys General, commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company, and/or its affiliates, has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company, and/or its affiliates, has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products. Also under investigation are compensation and revenue-sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates has been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company, and/or its affiliates, is cooperating with regulators in responding to these requests.


                                       34                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. In February 2007, the Company entered into a stipulated order with the New York Department of Insurance (DOI) resolving allegations made by the DOI that the Company did not comply with certain New York laws or regulations during the period January 1, 2002 through December 31, 2004. The impact of these settlements was not material to the accompanying Financial Statements.

     A model regulation has been approved by the NAIC regarding the suitability of sales to seniors, and now has been expanded to include purchasers of all ages. In addition, the SEC has recently approved a proposed FINRA regulation governing the suitability of sales of variable annuities. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

     In addition, federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are inquiries by the SEC and FINRA and a regulatory pronouncement by FINRA. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company, and/or its affiliates, was contacted regarding this matter. The Company, and/or its affiliates, responded and there has been no further public action by the SEC. The North American Securities Administrators Association (NASAA) has identified attempting to get FIA's classified as securities as one of its top legislative priorities for 2008. In addition, FINRA has initiated various inquiries regarding transactions that involve exchanges from variable annuities into FIA's. Like other FIA issuers, the Company, and/or its affiliates, was contacted regarding this matter, and is responding. In addition, FINRA in 2005 issued a regulatory Notice to Members advising member firms of the unique issues raised by FIA's, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIA's as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company leases office space. Expense for the operating lease was $157, $150, and $119 in 2007, 2006, and 2005, respectively. The future minimum lease payments required under this operating lease are as follows:

                                                                 Operating Lease
                   -------------------------------------------------------------
                   -------------------------------------------------------------

                   2008                                          $          157
                   2009                                                     157
                   2010                                                     157
                   2011                                                     177
                   2012 and beyond                                        1,622
                   -------------------------------------------------------------
                   -------------------------------------------------------------
                             Total                               $        2,270
                   -------------------------------------------------------------
                   -------------------------------------------------------------

                                       35                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

  Schedule I- Summary of Investments- Other Than Investments in Related Parties
                                December 31, 2007

                                                                                         Amount
                                                                                        shown on
                                                      Amortized                         Balance
Type of Investment                                    Cost (1)        Fair Value         Sheet
---------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                            $         29,790 $        32,552  $        32,552
      States and political subdivisions                     2,204           2,303            2,303
      Foreign government                                    1,571           1,674            1,674
      Public utilities                                     14,917          15,213           15,213
      Corporate securities                                162,985         167,449          167,449
      Mortgage-backed securities                           67,132          69,358           69,358
---------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                278,599         288,549          288,549
---------------------------------------------------------------------------------------------------

Other investments:
      Short-term securities                                 1,218                            1,218
      Policy loans                                             96                               96
------------------------------------------------------------------                -----------------

           Total other investments                          1,314                            1,314
------------------------------------------------------------------                -----------------

                  Total investments              $        279,913                  $       289,863
------------------------------------------------------------------                -----------------


(1) Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual discounts.


    See accompanying report of independent registered public accounting firm.


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                Schedule III- Supplementary Insurance Information


                     As of December 31                                                    For the year ended December 31
           -------------------------------------------------------  ----------------------------------------------------------------
           -------------------------------------------------------  ----------------------------------------------------------------
                                      Future                        Net premium                      Net change Net change
                                  benefit reserves         Policy      revenue                           in        in
             Deferred   Deferred and policy and             and      and other     Net                deferred   deferred    Other
           acquisition   sales  contract account Unearned contract    contract   investment  Net       sales   acquisition operating
              costs   inducements    balances    premiums  claims  considerations income   benefits inducements*  costs**   expenses
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

2007:
Life            $ 273      $ -    $ 1,169          $ 53      $ 428      $ 273      $ 71     $ 122        $ -     $ (273)      $ 503
Annuities      36,862   10,992    265,652             -          -     11,017    19,493    11,777     (1,732)    (8,470)     20,394
Accident        1,606        -      1,626           684      6,870      1,466       329       742          -       (907)      1,970
 and health  ------------------ ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

             $ 38,741  $10,992  $ 268,447         $ 737   $  7,298   $ 12,756   $ 19,893  $ 12,641   $ (1,732)  $ (9,650)   $ 22,867
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

2006:
Life              $ -      $ -    $ 1,034          $ 54      $ 380      $ 410      $ 81     $ 112        $ -        $ -       $ 169
Annuities      31,470    9,763    248,548             -          -     10,200    11,315     9,441     (2,862)    (7,454)     17,677
Accident          700        -        922           312     16,370      9,724       731    10,835          -       (699)      3,040
 and health  --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

             $ 32,170  $ 9,763  $ 250,504         $ 366   $ 16,750   $ 20,334   $ 12,127  $ 20,388   $ (2,862)  $ (8,153)   $ 20,886
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

2005:
Life              $ -      $ -    $ 1,506          $ 67      $ 424    $ 1,164     $ 110     $ 570        $ -        $ -       $ 295
Annuities      25,101    6,878    207,945             -          -      8,110     9,052     9,506     (2,591)    (7,833)     16,345
Accident            -        -        523            40     16,259     11,528       768     9,064          -          -       2,625
  and health --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

             $ 25,101  $ 6,878  $ 209,974         $ 107   $ 16,683   $ 20,802   $ 9,930  $ 19,140   $ (2,591)  $ (7,833)    $ 19,265
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

*     See note 7 for aggregate gross amortization of deferred sales inducements.
**    See note 6 for aggregate gross amortization of deferred acquisition costs.


    See accompanying report of independent registered public accounting firm.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Schedule IV- Reinsurance

                                                                                                         Percentage
                                                            Assumed          Ceded                        of amount
                                             Direct        from other       to other         Net           assumed
        Year ended                           amount        companies       companies        amount         to net
----------------------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2007:

Life insurance in force                        $ 94,658            $ -        $ 83,342       $ 11,317           0.0%
                                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                                       $ 1,529            $ -         $ 1,256          $ 273           0.0%
     Annuities                                   11,017              -               -         11,017           0.0%
     Accident and health                          3,729          1,305           3,568          1,466          89.0%
                                          --------------  -------------   -------------  -------------   ------------

        Total premiums                         $ 16,275        $ 1,305         $ 4,824       $ 12,756          10.2%
----------------------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2006:


Life insurance in force                        $ 91,453            $ -        $ 78,095       $ 13,358           0.0%
                                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                                       $ 1,780            $ -         $ 1,370          $ 410           0.0%

     Annuities                                   10,200              -               -         10,200           0.0%
     Accident and health                         10,102          6,530           6,908          9,724          67.2%
                                          --------------  -------------   -------------  -------------   ------------

        Total premiums                         $ 22,082        $ 6,530         $ 8,278       $ 20,334          32.1%
----------------------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2005:


Life insurance in force                        $139,707            $ -        $ 83,338       $ 56,369           0.0%
                                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                                       $ 2,086            $ -           $ 922        $ 1,164           0.0%

     Annuities                                    8,110              -               -          8,110           0.0%
     Accident and health                         10,207          8,494           7,173         11,528          73.7%
                                          --------------  -------------   -------------  -------------   ------------

        Total premiums                         $ 20,403        $ 8,494         $ 8,095       $ 20,802          40.8%
----------------------------------------  --------------  -------------   -------------  -------------   ------------


    See accompanying report of independent registered public accounting firm.
                                       38



                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Balance Sheets as of December 31, 2007 and 2006.
    3.     Statements of Operations for the years ended December 31, 2007, 2006 and 2005.
    4.     Statements of Comprehensive Income for the years ended December 31, 2007, 2006 and 2005.
    5.     Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.
    6.     Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.
    7.     Notes to Financial Statements
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2007.
    3.     Statements of Operations for the year or period ended December 31, 2007.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2007 and 2006.
    5.     Notes to Financial Statements - December 31, 2007.

b.  Exhibits

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1) incorporated by reference as exhibit EX-99.B1.
    2.   Not Applicable
    3.a. Principal Underwriter Agreement by and between Preferred Life
         Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. (2) incorporated by reference as exhibit EX-99.B3.a. Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
      b. Copy of Broker-Dealer Agreement between Preferred Life Insurance Company of New York and NALAC Financial Plans, Inc. (predecessor to Allianz Life Financial Services, LLC) (9) incorporated by reference as exhibit EX-99.B3.b.
      c. Form of General Agency Agreement with Allianz Life Financial Services, LLC.(6) incorporated by reference as exhibit EX-99.B3.b.

    4.a. Individual Variable Annuity "Base" Contract-L40529-NY01(11)
         incorporated by reference as exhibit EX-99.B4.a.
      b. Individual Variable Annuity "Bonus" Contract-L40530-NY01(11) incorporated by reference as exhibit EX-99.B4.b.
      c. Schedule Pages (1 thru 33)(11) incorporated by reference as exhibit EX-99.B4.c.
      d. Schedule Pages (revised 08/2008) S40747 to S40796-NY*
      e. Asset Allocation Rider-S40741-NY(11) incorporated by reference as exhibit EX-99.B4.d.
      f. Lifetime Plus Benefit Rider-S40742-NY(11) incorporated by reference as exhibit EX-99.B4.e.
      g. Lifetime Plus Benefit Rider (revised)-S40742-NY02*
      h. Lifetime Plus 8 Benefit Rider-S40795-NY*
      i. Target Date Retirement Benefit Rider-S40762-NY*
      j. Target Date Asset Allocation Rider-S40766-NY*
      k. Quarterly Value Death Benefit Rider-S40743-01-NY(11) incorporated by reference as exhibit EX-99.B4.f.
      l. Inherited IRA/Roth IRA Endorsement - S40714-NY(5) incorporated by reference as exhibit EX-99.B4.i.
      m. Roth IRA Endorsement - P20041(7) incorporated by reference as exhibit EX-99.B4.k.
      n. IRA Endorsement - P30012-NY(7) incorporated by reference as exhibit EX-99.B4.i.
      o. Unisex Endorsement(S20146)(7) incorporated by reference as exhibit EX-99.B4.l.
      p. 403(b) Endorsement - P30014(7) incorporated by reference as exhibit EX-99.B4.j.
    5.a. Application for Ind. Var. Annuity Contract-F40461-NY(11) incorporated by reference as exhibit EX-99.5.
      b. Application for Ind. Var. Annuity Contract(revised)-F70033*
    6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
         October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(6) incorporated by reference as exhibit EX-99.B6.(i).
     (ii)Copy of the Restated Bylaws of the Company (as amended on October 2,
         1996)(6) incorporated by reference as exhibit EX-99.B6.(ii).

    7.   Not Applicable

    8.a. 22c-2 Agreements (12)incorporated by reference as exhibit EX-99.B8.a.

     b. Form of Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC (12)incorporated by reference as exhibit EX-99.B8.b.
     c. Form of Administrative Service Agreement between BlackRock Advisors, LLC and Allianz Life 12)incorporated by reference as exhibit EX-99.B8.c.

     d. Copy of Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999(4) incorporated by reference as exhibit EX-99.B8.e.
     e. Copy of Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York dated 5/1/07(12) incorporated by reference as exhibit EX-99.B8.e.

     f. Copy of Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.ac.
     g. Copy of Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York dated 7/31/2007(11) incorporated by reference as exhibit EX-99.B8.l.
     h. Copy of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.n.
     i. Copy of Amendments to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/07 and 12/11/2007(11) incorporated by reference as exhibit EX-99.B8.n.

     j. Copy of Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.i.
     k. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.j.

     l. Copy of Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007(9) incorporated by reference as exhibit EX-99.B8.u.
     m. Copy of Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.i.
     n. Copy of Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors
         LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(9) incorporated by reference as exhibit EX-99.B8.w.
     o. Copy of Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007(9) incorporated by reference as exhibit EX-99.B8.x.

    9.   Opinion and Consent of Counsel*
    10.  Consent of Independent Registered Public Accounting Firm*
    11.  Not Applicable
    12.  Not Applicable
    13.  Power of Attorney(13)

       *  Filed herewith

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
(3) Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on November 12, 1999.
(4) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
(5) Incorporated by reference from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.
(6) Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
(7) Incorporated by reference from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.
(8) Incorporated by reference from Registrant's Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.
(9) Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.
(10)Incorporated by reference from Registrant's Initial filing to Form N-4
    (File Nos. 333-143195 and 811-05716) electronically filed on May 23, 2007.
(11)Incorporated by reference from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.
(12)Incorporated by reference from Registrant's Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.
(13)Incorporated by reference from Registrant's Post Effective Amendment No. 5 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on June 16, 2008.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Chairman of the Board
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Vincent G. Vitiello                                Vice Chairman of the Board
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Director and President
     -------------------------------------------------- ------------------------------------------------------
     John Esch                                          Director, Vice President & Appointed Actuary
     -------------------------------------------------- ------------------------------------------------------
     Yvonne Franzese                                    Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     William Gaumond                                    Director
     -------------------------------------------------- ------------------------------------------------------



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) filed electronically on April 24, 2008.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of July 31, 2008 there were 286 qualified Contract Owners and 167 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:

    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         Thomas Burns                           Governor
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2007 to 12-31-2007:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC    $5,838,450.54               $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $5,838,450.54 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 7th day of August, 2008.

                       ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ VINCENT G. VITIELLO*

                               Vincent G. Vitiello
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of August, 2008.

       SIGNATURE                              TITLE

       Gary C. Bhojwani*                      Chairman of the Board
       Gary C. Bhojwani

       Vincent G. Vitiello*                   Vice Chairman of the Board
       Vincent G. Vitiello

       Jill E. Paterson*                      Chief Financial Officer
       Jill E. Paterson

       Stephen R. Herbert*                    Director
       Stephen R. Herbert

       Thomas P. Burns*                       Director and President
       Thomas P. Burns

       John Esch*                             Director, Vice President and
       John Esch                              Appointed Actuary

       Yvonne Franzese*                       Director
       Yvonne Franzese

       William Gaumond*                       Director
       William Gaumond



   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                             BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                    EXHIBITS TO POST-EFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM N-4
                      (FILE NOS. 333-143195 AND 811-05716)
                         ALLIANZ LIFE VARIABLE ACCOUNT C
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                INDEX TO EXHIBITS

EX-99.B4.d. Schedule Pages (revised 08/2008) S40747 to S40796-NY
EX-99.B4.g. Lifetime Plus Benefit Rider-S40742-NY02
EX-99.B4.h. Lifetime Plus 8 Benefit Rider-S40795-NY
EX-99.B4.i. Target Date Retirement Benefit Rider-S40762-NY
EX-99.B4.j. Target Date Asset Allocation Rider-S40766-NY
EX-99.B5.b. Appllication Var Annuity-F70033
EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Registered Public Accounting Firm